UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 49.3%
Advanced Materials - 0.0%

Ceradyne, Inc.†	358	$11,227
STR Holdings, Inc.†	605	6,861

		18,088

Advertising Agencies - 0.4%

Omnicom Group, Inc.	11,326	459,269

Aerospace/Defense - 1.1%

Aerovironment, Inc.†	211	6,047
Boeing Co.	9,600	641,856
Cubic Corp.	226	9,476
General Dynamics Corp.	3,861	247,413
Lockheed Martin Corp.	2,813	208,696
National Presto Industries, Inc.	76	7,372
Northrop Grumman Corp.	3,217	175,713
Raytheon Co.	4,291	185,500
Teledyne Technologies, Inc.†	532	29,042

		1,511,115

Aerospace/Defense-Equipment - 0.3%

AAR Corp.	574	13,541
Curtiss-Wright Corp.	677	20,845
GenCorp, Inc.†	855	3,805
Kaman Corp.	380	12,977
Moog, Inc., Class A†	668	26,640
Orbital Sciences Corp.†	843	13,184
United Technologies Corp.	4,362	323,878

		414,870

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	428	78,247
Monsanto Co.	6,910	476,306

		554,553

Agricultural Operations - 0.0%

Andersons, Inc.	280	11,259

Airlines - 0.0%

Allegiant Travel Co.†	220	10,329
Skywest, Inc.	764	9,741

		20,070

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	812	12,846
Darling International, Inc.†	1,707	28,763

		41,609

Apparel Manufacturers - 0.1%

Carter’s, Inc.†	834	25,796
Coach, Inc.	167	9,389
Maidenform Brands, Inc.†	340	8,643
Oxford Industries, Inc.	208	7,450
Quiksilver, Inc.†	1,893	7,913
Ralph Lauren Corp.	381	52,239
True Religion Apparel, Inc.†	371	11,315

		122,745

Applications Software - 1.3%

Ebix, Inc.†	550	9,009
EPIQ Systems, Inc.	463	5,797
Microsoft Corp.	66,397	1,766,160
Progress Software Corp.†	981	20,434

		1,801,400

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†	391	2,088
NIKE, Inc., Class B	118	10,225

		12,313

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	272	1,744
DTS, Inc.†	259	7,956
Harman International Industries, Inc.	763	27,613
Universal Electronics, Inc.†	218	4,242

		41,555

Auto Repair Centers - 0.0%

Midas, Inc.†	199	1,602
Monro Muffler Brake, Inc.	442	17,472

		19,074

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.†	17,773	197,636

Auto/Truck Parts & Equipment-Original - 0.0%

Spartan Motors, Inc.	478	2,189
Superior Industries International, Inc.	346	5,958

		8,147

Auto/Truck Parts & Equipment-Replacement - 0.0%

Standard Motor Products, Inc.	289	3,806

Banks-Commercial - 0.4%

Bank of the Ozarks, Inc.	392	8,906
City Holding Co.	224	6,803
Columbia Banking System, Inc.	577	9,434
Community Bank System, Inc.	530	13,266
First BanCorp†	305	1,031
First Commonwealth Financial Corp.	1,370	6,165
First Financial Bancorp	849	13,559
First Financial Bankshares, Inc.	449	13,295
First Horizon National Corp.	3,412	24,020
First Midwest Bancorp, Inc.	1,082	9,500
FNB Corp.	1,848	16,577
Glacier Bancorp, Inc.	1,038	11,947
Hanmi Financial Corp.†	2,200	2,134
Home Bancshares, Inc.	314	7,373
Independent Bank Corp.	319	7,608
Lloyds Banking Group PLC†	105,984	57,798
Nara Bancorp., Inc.†	559	3,969
National Penn Bancshares, Inc.	1,792	12,992
NBT Bancorp, Inc.	496	10,079
Old National Bancorp	1,383	13,567
PacWest Bancorp	475	7,624
Pinnacle Financial Partners, Inc.†	499	6,327
PrivateBancorp, Inc.	857	7,610
Regions Financial Corp.	20,651	93,756
S&T Bancorp, Inc.	370	6,864
Signature Bank†	653	36,313
Simmons First National Corp., Class A	256	5,893
Sterling Bancorp	442	3,792
Susquehanna Bancshares, Inc.	1,888	12,668
Texas Capital Bancshares, Inc.†	548	14,067
Tompkins Financial Corp.	119	4,623
Trustco Bank Corp.	1,325	6,188
UMB Financial Corp.	440	17,063
Umpqua Holdings Corp.	1,671	16,326
United Bankshares, Inc.	641	14,403
United Community Banks, Inc.†	265	2,743

Wilshire Bancorp, Inc.†	883	2,720
Wintrust Financial Corp.	508	16,043
Zions Bancorporation	2,801	48,849

		573,895

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	1,125	7,009

Banks-Super Regional - 2.2%

Capital One Financial Corp.	22,938	1,056,295
Comerica, Inc.	16,968	434,211
Fifth Third Bancorp	9,865	104,766
Huntington Bancshares, Inc.	10,293	51,774
KeyCorp	13,007	86,367
SunTrust Banks, Inc.	6,246	124,295
Wells Fargo & Co.	39,305	1,025,861

		2,883,569

Beverages-Non-alcoholic - 0.4%

Coca-Cola Co.	2,412	169,925
Coca-Cola Enterprises, Inc.	3,299	91,118
Dr. Pepper Snapple Group, Inc.	3,987	153,420
PepsiCo, Inc.	725	46,712

		461,175

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	2,682	192,434
Constellation Brands, Inc., Class A†	3,220	63,659

		256,093

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	136	11,026

Broadcast Services/Program - 0.1%

DG FastChannel, Inc.†	343	7,512
Discovery Communications, Inc., Class A†	2,613	110,478
Scripps Networks Interactive, Inc., Class A	1,236	52,962

		170,952

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.	277	5,515
Gibraltar Industries, Inc.†	440	3,907
NCI Building Systems, Inc.†	250	2,418
Quanex Building Products Corp.	532	6,868
Simpson Manufacturing Co., Inc.	584	16,603

		35,311

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	490	8,933
Insituform Technologies, Inc., Class A†	574	9,488

		18,421

Building Products-Air & Heating - 0.0%

AAON, Inc.	253	4,430
Comfort Systems USA, Inc.	556	5,315

		9,745

Building Products-Cement - 0.0%

Eagle Materials, Inc.	653	12,877
Texas Industries, Inc.	400	14,244

		27,121

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	409	3,841

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	283	8,648

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	389	2,501

Building-Maintance & Services - 0.0%

ABM Industries, Inc.	694	14,185

Building-Mobile Home/Manufactured Housing - 0.0%

Skyline Corp.	97	1,059
Winnebago Industries, Inc.†	430	3,376

		4,435

Building-Residential/Commercial - 0.0%

M/I Homes, Inc.†	269	2,216
Meritage Homes Corp.†	475	8,897
Standard Pacific Corp.†	1,437	3,693

		14,806

Cable/Satellite TV - 0.3%

Cablevision Systems Corp., Class A	347	6,267
Comcast Corp., Class A	6,920	148,849
DIRECTV, Class A†	919	40,408
Time Warner Cable, Inc.	3,643	238,617

		434,141

Casino Hotels - 0.1%

Boyd Gaming Corp.†	815	5,093
Monarch Casino & Resort, Inc.†	164	1,668
Wynn Resorts, Ltd.	472	73,028

		79,789

Casino Services - 0.1%

International Game Technology	9,389	143,276
Multimedia Games Holding Co., Inc.†	385	1,898
Shuffle Master, Inc.†	782	6,929

		152,103

Cellular Telecom - 0.1%

Sprint Nextel Corp.†	17,154	64,499

Chemicals-Diversified - 0.7%

Dow Chemical Co.	3,775	107,399
E.I. du Pont de Nemours & Co.	12,443	600,623
PPG Industries, Inc.	3,042	232,987

		941,009

Chemicals-Other - 0.0%

American Vanguard Corp.	311	3,713

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	452	8,244
PolyOne Corp.	1,350	17,051

		25,295

Chemicals-Specialty - 0.2%

Arch Chemicals, Inc.	367	17,223
Balchem Corp.	416	17,181
Eastman Chemical Co.	1,132	93,650
H.B. Fuller Co.	718	15,918

Hawkins, Inc.	124	4,495
Kraton Performance Polymers, Inc.†	470	11,266
OM Group, Inc.†	454	14,360
Quaker Chemical Corp.	178	5,935
Stepan Co.	119	9,002
Zep, Inc.	323	5,695

		194,725

Circuit Boards - 0.0%

Park Electrochemical Corp.	296	7,326
TTM Technologies, Inc.†	632	7,059

		14,385

Coal - 0.0%

Peabody Energy Corp.	209	10,199

Coffee - 0.0%

Peet’s Coffee & Tea, Inc.†	179	10,427

Commercial Services - 0.1%

Arbitron, Inc.	398	14,945
Healthcare Services Group, Inc.	962	15,084
HMS Holdings Corp.†	1,236	32,420
Live Nation Entertainment, Inc.†	2,281	21,099
Medifast, Inc.†	202	3,315
TeleTech Holdings, Inc.†	401	7,114

		93,977

Commercial Services-Finance - 0.4%

Cardtronics, Inc.†	445	11,018
Equifax, Inc.	836	27,028
H&R Block, Inc.	1,524	23,043
Heartland Payment Systems, Inc.	554	11,917
Mastercard, Inc., Class A	656	216,290
Visa, Inc., Class A	2,516	221,106
Wright Express Corp.†	566	23,851

		534,253

Communications Software - 0.0%

Digi International, Inc.†	365	4,588
Smith Micro Software, Inc.†	457	864

		5,452

Computer Aided Design - 0.1%

Autodesk, Inc.†	3,334	94,019

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	428	5,012

Computer Services - 0.9%

Accenture PLC, Class A	3,903	209,162
CACI International, Inc., Class A†	443	24,391
Ciber, Inc.†	1,038	3,405
Computer Sciences Corp.	1,483	45,469
iGate Corp.	428	4,802
Insight Enterprises, Inc.†	685	12,892
International Business Machines Corp.	4,654	800,069
LivePerson, Inc.†	667	7,837
Manhattan Associates, Inc.†	314	11,207
SYKES Enterprises, Inc.†	584	9,139
Virtusa Corp.†	218	3,438

		1,131,811

Computer Software - 0.0%

Avid Technology, Inc.†	425	4,182
Blackbaud, Inc.	631	15,800

		19,982

Computers - 1.9%

Apple, Inc.†	6,597	2,538,723
Dell, Inc.†	2,527	37,564
Hewlett-Packard Co.	1,070	27,852

		2,604,139

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	278	2,516
Mercury Computer Systems, Inc.†	445	6,190
MTS Systems Corp.	224	8,091
NCI, Inc., Class A†	110	1,798
Netscout Systems, Inc.†	520	7,176
Radisys Corp.†	389	2,933
Stratasys, Inc.†	301	6,965
Super Micro Computer, Inc.†	386	5,294

		40,963

Computers-Memory Devices - 0.4%

EMC Corp.†	21,679	489,729

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	502	12,264

Consulting Services - 0.0%

Forrester Research, Inc.	214	7,212
MAXIMUS, Inc.	518	19,161
Navigant Consulting, Inc.†	747	7,089

		33,462

Consumer Products-Misc. - 0.2%

Blyth, Inc.	83	4,724
Central Garden and Pet Co., Class A†	704	5,541
Clorox Co.	2,506	174,668
Helen of Troy, Ltd.†	454	13,629
Kid Brands, Inc.†	310	1,156
Prestige Brands Holdings, Inc.†	731	7,873
WD-40 Co.	250	10,285

		217,876

Containers-Metal/Glass - 0.1%

Ball Corp.	4,925	176,906

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	2,217	40,837

Cosmetics & Toiletries - 0.6%

Avon Products, Inc.	2,154	48,594
Colgate-Palmolive Co.	1,967	176,971
Inter Parfums, Inc.	221	3,660
Procter & Gamble Co.	8,528	543,063

		772,288

Data Processing/Management - 0.2%

CommVault Systems, Inc.†	647	21,940
CSG Systems International, Inc.†	502	6,706
Dun & Bradstreet Corp.	1,257	84,081
Fiserv, Inc.†	3,534	197,303

		310,030

Decision Support Software - 0.0%

Interactive Intelligence Group†	200	6,464

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	1,002	19,138

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,022	5,723

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	599	11,082

Direct Marketing - 0.0%

Harte-Hanks, Inc.	565	4,492

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	172	7,086
Merit Medical Systems, Inc.†	598	8,701

		15,787

Distribution/Wholesale - 0.1%

Brightpoint, Inc.†	989	9,425
Genuine Parts Co.	533	29,326
MWI Veterinary Supply, Inc.†	190	14,060
Pool Corp.	698	18,099
Scansource, Inc.†	392	12,133
School Specialty, Inc.†	229	2,178
United Stationers, Inc.	671	21,163

		106,384

Diversified Banking Institutions - 1.9%

Bank of America Corp.	129,144	1,055,106
Citigroup, Inc.	2,464	76,507
JPMorgan Chase & Co.	20,903	785,117
Morgan Stanley	35,187	615,773

		2,532,503

Diversified Manufacturing Operations - 1.8%

A.O. Smith Corp.	494	19,409
Actuant Corp., Class A	998	20,040
AZZ, Inc.	184	8,709
Barnes Group, Inc.	653	15,032
Dover Corp.	15,678	901,799
EnPro Industries, Inc.†	299	11,607
ESCO Technologies, Inc.	385	11,885
Federal Signal Corp.	908	4,949
General Electric Co.	33,945	553,643
Griffon Corp.†	695	6,074
Honeywell International, Inc.	3,120	149,167
Illinois Tool Works, Inc.	5,313	247,267
Koppers Holdings, Inc.	299	9,936
LSB Industries, Inc.†	242	9,668
Lydall, Inc.†	244	2,662
Parker Hannifin Corp.	1,315	96,560
Standex International Corp.	182	5,296
Tredegar Corp.	334	5,591
Tyco International, Ltd.	7,062	293,638

		2,372,932

Diversified Minerals - 0.0%

AMCOL International Corp.	373	10,854

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	310	17,995
Viad Corp.	298	6,130

		24,125

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	205	44,134
Blue Nile, Inc.†	212	8,232
Nutrisystem, Inc.	388	4,963
Stamps.com, Inc.	166	3,260

		60,589

E-Commerce/Services - 0.3%

Expedia, Inc.	2,453	74,350
priceline.com, Inc.†	570	306,238
United Online, Inc.	1,287	6,976

		387,564

E-Marketing/Info - 0.0%

comScore, Inc.†	380	6,061
Liquidity Services, Inc.†	260	6,240

		12,301

E-Services/Consulting - 0.0%

Perficient, Inc.†	437	3,846
Websense, Inc.†	577	11,869

		15,715

Electric Products-Misc. - 0.5%

Emerson Electric Co.	14,614	680,282
Littelfuse, Inc.	334	15,494

		695,776

Electric-Generation - 0.1%

AES Corp.†	15,305	166,212

Electric-Integrated - 1.2%

Allete, Inc.	457	17,850
American Electric Power Co., Inc.	843	32,565
Avista Corp.	831	21,091
Central Vermont Public Service Corp.	187	6,511
CH Energy Group, Inc.	221	12,418
CMS Energy Corp.	12,861	253,362
DPL, Inc.	9,904	296,328
El Paso Electric Co.	607	20,996
Entergy Corp.	2,718	177,241
Exelon Corp.	4,502	194,126
Integrys Energy Group, Inc.	217	10,865
NorthWestern Corp.	527	17,871
Pepco Holdings, Inc.	11,636	226,669
Public Service Enterprise Group, Inc.	7,136	243,552
UIL Holdings Corp.	739	25,096
Unisource Energy Corp.	535	20,255

		1,576,796

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	167	2,896
Benchmark Electronics, Inc.†	879	11,910
CTS Corp.	500	4,800
Daktronics, Inc.	517	4,984
Methode Electronics, Inc.	532	5,198
OSI Systems, Inc.†	277	10,775
Plexus Corp.†	517	13,742
Pulse Electronics Corp.	602	2,023
Rogers Corp.†	227	11,320

		67,648

Electronic Components-Semiconductors - 1.2%

Altera Corp.	4,515	164,301

Ceva, Inc.†	331	8,804
Diodes, Inc.†	539	10,791
DSP Group, Inc.†	334	2,161
Entropic Communications, Inc.†	1,032	4,634
GT Advanced Technologies, Inc.†	1,828	22,320
Intel Corp.	30,568	615,334
Kopin Corp.†	935	3,534
LSI Corp.†	2,381	16,215
Microsemi Corp.†	1,259	19,552
Monolithic Power Systems, Inc.†	496	6,264
Rubicon Technology, Inc.†	238	3,067
Supertex, Inc.†	191	3,726
Texas Instruments, Inc.	27,884	730,840
Volterra Semiconductor Corp.†	358	7,249

		1,618,792

Electronic Forms - 0.1%

Adobe Systems, Inc.†	2,154	54,367

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	3,381	124,657
Analogic Corp.	184	9,112
Badger Meter, Inc.	212	7,426
FARO Technologies, Inc.†	241	9,151

		150,346

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	134	9,037
LoJack Corp.†	274	880

		9,917

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	878	1,888

Engineering/R&D Services - 0.6%

EMCOR Group, Inc.†	968	22,177
Exponent, Inc.†	205	8,663
Fluor Corp.	1,336	81,122
Foster Wheeler AG†	26,017	638,717

		750,679

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	734	11,854

Enterprise Software/Service - 1.0%

BMC Software, Inc.†	2,692	109,322
CA, Inc.	4,068	85,387
JDA Software Group, Inc.†	616	16,269
MicroStrategy, Inc., Class A†	116	14,254
Omnicell, Inc.†	484	7,570
Oracle Corp.	37,315	1,047,432
RightNow Technologies, Inc.†	350	11,476
SYNNEX Corp.†	343	9,035
Taleo Corp., Class A†	596	15,383
Tyler Technologies, Inc.†	367	9,259

		1,325,387

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	1,251	16,538
THQ, Inc.†	989	1,929

		18,467

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	902	17,959

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	731	34,021

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†	204	4,829
Portfolio Recovery Associates, Inc.†	244	17,844
SLM Corp.	2,836	38,938
World Acceptance Corp.†	227	14,789

		76,400

Finance-Investment Banker/Broker - 0.0%

Interactive Brokers Group, Inc., Class A	665	9,982
Investment Technology Group, Inc.†	605	6,885
Piper Jaffray Cos.†	227	5,409
Stifel Financial Corp.†	780	23,462
SWS Group, Inc.	419	1,810

		47,548

Finance-Other Services - 0.3%

CME Group, Inc.	902	240,942
NASDAQ OMX Group, Inc.†	4,125	97,722

		338,664

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	281	9,349

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	139	3,254
TreeHouse Foods, Inc.†	518	28,376

		31,630

Food-Confectionery - 0.2%

Hershey Co.	4,344	254,776

Food-Meat Products - 0.1%

Tyson Foods, Inc., Class A	3,774	65,932

Food-Misc. - 1.0%

B&G Foods, Inc.	692	12,601
Cal-Maine Foods, Inc.	197	6,397
Campbell Soup Co.	4,951	157,788
ConAgra Foods, Inc.	19,174	468,229
Diamond Foods, Inc.	320	25,235
General Mills, Inc.	2,117	80,256
Hain Celestial Group, Inc.†	626	19,800
J&J Snack Foods Corp.	211	10,679
Kraft Foods, Inc., Class A	13,792	482,996
Sara Lee Corp.	5,608	101,168
Snyders-Lance, Inc.	689	15,344

		1,380,493

Food-Retail - 0.3%

Kroger Co.	8,359	196,938
Safeway, Inc.	5,501	100,833
SUPERVALU, Inc.	7,636	60,859

		358,630

Food-Wholesale/Distribution - 0.2%

Calavo Growers, Inc.	169	3,380
Nash Finch Co.	169	5,374
Spartan Stores, Inc.	323	5,213
Sysco Corp.	9,544	266,564

United Natural Foods, Inc.†	709	28,835

		309,366

Footwear & Related Apparel - 0.1%

CROCS, Inc.†	1,287	35,212
Iconix Brand Group, Inc.†	1,056	20,676
Skechers U.S.A., Inc., Class A†	520	8,388
Steven Madden, Ltd.†	506	18,277
Wolverine World Wide, Inc.	727	26,470

		109,023

Forestry - 0.0%

Deltic Timber Corp.	161	9,391

Funeral Services & Related Items - 0.0%

Hillenbrand, Inc.	906	18,482

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	899	12,334

Garden Products - 0.0%

Toro Co.	452	24,666

Gas-Distribution - 0.1%

CenterPoint Energy, Inc.	1,792	35,858
Laclede Group, Inc.	326	12,942
New Jersey Resources Corp.	598	28,172
Northwest Natural Gas Co.	391	17,681
Piedmont Natural Gas Co., Inc.	1,041	32,167
South Jersey Industries, Inc.	428	22,055
Southwest Gas Corp.	673	24,914

		173,789

Gold Mining - 0.0%

Newmont Mining Corp.	576	36,069

Golf - 0.0%

Callaway Golf Co.	939	5,277

Health Care Cost Containment - 0.0%

Corvel Corp.†	91	4,151

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	416	7,151
La-Z-Boy, Inc.†	758	6,671
Select Comfort Corp.†	807	12,815

		26,637

Hotel/Motels - 0.0%

Marcus Corp.	317	3,100

Human Resources - 0.0%

AMN Healthcare Services, Inc.†	568	3,130
CDI Corp.	181	2,038
Cross Country Healthcare, Inc.†	454	2,238
Heidrick & Struggles International, Inc.	251	5,213
Insperity, Inc.	325	8,093
Kelly Services, Inc., Class A	415	6,308
On Assignment, Inc.†	541	4,112
TrueBlue, Inc.†	643	9,034

		40,166

Identification Systems - 0.0%

Brady Corp., Class A	768	21,120
Checkpoint Systems, Inc.†	587	8,940

		30,060

Independent Power Producers - 0.0%

GenOn Energy, Inc.†	439	1,335

Industrial Automated/Robotic - 0.0%

Cognex Corp.	605	19,360
Intermec, Inc.†	686	5,056
iRobot Corp.†	324	9,014

		33,430

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	434	12,291

Instruments-Scientific - 0.7%

FEI Co.†	556	17,786
PerkinElmer, Inc.	36,864	843,080

		860,866

Insurance Brokers - 0.0%

eHealth, Inc.†	304	3,873

Insurance-Life/Health - 0.5%

Aflac, Inc.	4,120	155,406
Delphi Financial Group, Inc., Class A	800	19,344
Lincoln National Corp.	750	15,562
Presidential Life Corp.	308	2,954
Principal Financial Group, Inc.	4,422	112,142
Prudential Financial, Inc.	5,389	270,582
Torchmark Corp.	2,405	91,895

		667,885

Insurance-Multi-line - 0.2%

Assurant, Inc.	1,627	57,222
Hartford Financial Services Group, Inc.	11,184	214,062
Horace Mann Educators Corp.	583	7,765
United Fire & Casualty Co.	307	5,560

		284,609

Insurance-Property/Casualty - 0.2%

AMERISAFE, Inc.†	268	5,288
Employers Holdings, Inc.	563	6,885
Infinity Property & Casualty Corp.	181	9,240
Meadowbrook Insurance Group, Inc.	779	7,307
Navigators Group, Inc.†	179	8,014
ProAssurance Corp.	442	32,071
Progressive Corp.	8,948	171,623
RLI Corp.	247	15,615
Safety Insurance Group, Inc.	223	8,697
Selective Insurance Group, Inc.	785	11,940
Stewart Information Services Corp.	281	2,678
Tower Group, Inc.	605	14,526

		293,884

Insurance-Reinsurance - 0.6%

Berkshire Hathaway, Inc., Class B†	10,403	759,419

Internet Application Software - 0.0%

DealerTrack Holdings, Inc.†	595	11,139
eResearchTechnology, Inc.†	629	3,277

		14,416

Internet Connectivity Services - 0.0%

PC-Tel, Inc.†	271	1,726

Internet Content-Information/News - 0.0%

XO Group, Inc.†	455	4,113

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	450	36,729

Internet Security - 0.1%

Blue Coat Systems, Inc.†	626	9,189
Sourcefire, Inc.†	416	11,490
Symantec Corp.†	2,178	37,353
VeriSign, Inc.	3,005	93,606

		151,638

Internet Telephone - 0.0%

j2 Global Communications, Inc.	674	21,534

Investment Companies - 0.0%

Prospect Capital Corp.	1,552	13,627

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	3,234	147,794
BlackRock, Inc.	1,094	180,237
Calamos Asset Management, Inc., Class A	289	3,407
Federated Investors, Inc., Class B	3,618	64,075
Financial Engines, Inc.†	433	9,647
Legg Mason, Inc.	17,405	495,520
National Financial Partners Corp.†	637	8,141

		908,821

Lasers-System/Components - 0.1%

Cymer, Inc.†	436	17,640
Electro Scientific Industries, Inc.†	352	5,322
II-VI, Inc.†	743	14,678
Newport Corp.†	536	6,936
Rofin-Sinar Technologies, Inc.†	418	9,652

		54,228

Leisure Products - 0.0%

Brunswick Corp.	1,298	20,625

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	275	7,760
UniFirst Corp.	214	11,081

		18,841

Machinery-Construction & Mining - 0.3%

Astec Industries, Inc.†	289	10,002
Caterpillar, Inc.	3,660	333,060
Joy Global, Inc.	559	46,649

		389,711

Machinery-Farming - 0.0%

Lindsay Corp.	176	10,947

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	410	8,913
Applied Industrial Technologies, Inc.	551	16,872
Intevac, Inc.†	334	2,742
Robbins & Myers, Inc.	667	32,049
Tennant Co.	278	12,221

		72,797

Machinery-Material Handling - 0.0%

Cascade Corp.	140	5,985

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	155	10,977
Quality Systems, Inc.	283	26,042

		37,019

Medical Instruments - 0.2%

Abaxis, Inc.†	320	7,958
CONMED Corp.†	410	9,614
CryoLife, Inc.†	406	2,075
Integra LifeSciences Holdings Corp.†	301	12,004
Kensey Nash Corp.†	128	3,515
Natus Medical, Inc.†	424	4,443
NuVasive, Inc.†	577	13,981
St. Jude Medical, Inc.	3,001	136,666
SurModics, Inc.†	248	2,644
Symmetry Medical, Inc.†	533	4,440

		197,340

Medical Labs & Testing Services - 0.0%

Bio-Reference Labs, Inc.†	356	7,205

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	266	753
Palomar Medical Technologies, Inc.†	268	2,157

		2,910

Medical Products - 0.5%

Baxter International, Inc.	226	12,652
Becton, Dickinson and Co.	974	79,264
Cantel Medical Corp.	181	4,512
Cyberonics, Inc.†	355	10,015
Greatbatch, Inc.†	340	7,599
Haemonetics Corp.†	379	23,691
Hanger Orthopedic Group, Inc.†	487	9,146
Invacare Corp.	469	11,781
Johnson & Johnson	3,551	233,656
PSS World Medical, Inc.†	800	18,864
Varian Medical Systems, Inc.†	2,696	153,564
West Pharmaceutical Services, Inc.	484	19,418
Zimmer Holdings, Inc.†	1,385	78,793
Zoll Medical Corp.†	325	14,521

		677,476

Medical-Biomedical/Gene - 0.4%

Amgen, Inc.	1,617	89,590
Arqule, Inc.†	646	2,816
Biogen Idec, Inc.†	3,539	333,374
Cambrex Corp.†	424	2,107
Cubist Pharmaceuticals, Inc.†	875	30,354
Emergent Biosolutions, Inc.†	322	5,818
Enzo Biochem, Inc.†	491	1,434
Medicines Co.†	777	11,329
Regeneron Pharmaceuticals, Inc.†	1,088	64,225

		541,047

Medical-Drugs - 2.1%

Abbott Laboratories	22,849	1,199,801
Bristol-Myers Squibb Co.	18,784	558,824
Eli Lilly & Co.	1,093	40,998
Hi-Tech Pharmacal Co., Inc.†	148	4,145
Merck & Co., Inc.	12,017	398,003
Pfizer, Inc.	31,975	606,885
PharMerica Corp.†	422	6,216

Salix Pharmaceuticals, Ltd.†	846	25,761
Savient Pharmaceuticals, Inc.†	1,032	4,438
Viropharma, Inc.†	1,107	21,930

		2,867,001

Medical-Generic Drugs - 0.0%

Par Pharmaceutical Cos., Inc.†	524	15,579

Medical-HMO - 0.8%

Aetna, Inc.	3,140	125,694
Centene Corp.†	728	23,216
CIGNA Corp.	1,038	48,516
Healthspring, Inc.†	984	38,415
Humana, Inc.	4,570	354,815
Magellan Health Services, Inc.†	458	22,841
Molina Healthcare, Inc.†	368	7,077
UnitedHealth Group, Inc.	7,485	355,687
WellPoint, Inc.	2,131	134,892

		1,111,153

Medical-Hospitals - 0.0%

MedCath Corp.†	293	4,073
Tenet Healthcare Corp.†	7,966	42,060

		46,133

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	197	4,596

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	157	10,448
Almost Family, Inc.†	124	2,452
Amedisys, Inc.†	427	7,246
Amsurg Corp.†	448	10,138
Gentiva Health Services, Inc.†	442	3,364
LHC Group, Inc.†	232	4,635

		38,283

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	6,778	268,273
Cardinal Health, Inc.	688	29,240

		297,513

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	244	8,420
Haynes International, Inc.	176	10,213
Kaydon Corp.	475	15,970
Mueller Industries, Inc.	554	26,116
RTI International Metals, Inc.†	439	11,695

		72,414

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	239	2,902
Lawson Products, Inc.	52	887
Olympic Steel, Inc.	139	2,880

		6,669

Metal-Aluminum - 0.0%

Century Aluminum Co.†	827	10,065
Kaiser Aluminum Corp.	215	11,152

		21,217

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	5,977	281,756

Miscellaneous Manufacturing - 0.0%

John Bean Technologies Corp.	422	6,668
Movado Group, Inc.	257	3,536

		10,204

Multimedia - 0.6%

EW Scripps Co., Class A†	451	3,788
McGraw-Hill Cos., Inc.	1,243	52,343
News Corp., Class A	1,837	31,725
Time Warner, Inc.	3,584	113,470
Viacom, Inc., Class B	6,813	328,659
Walt Disney Co.	5,753	195,947

		725,932

Networking Products - 0.2%

Anixter International, Inc.	413	24,371
Black Box Corp.	257	6,353
Cisco Systems, Inc.	15,882	249,030
LogMeIn, Inc.†	236	7,375
Netgear, Inc.†	527	14,656

		301,785

Non-Ferrous Metals - 0.0%

Materion Corp.†	295	8,467

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc.	2,098	69,318

Office Furnishings-Original - 0.0%

Interface, Inc., Class A	956	14,417

Office Supplies & Forms - 0.0%

Standard Register Co.	187	525

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.	207	13,192
Helmerich & Payne, Inc.	5,762	328,549
Pioneer Drilling Co.†	884	11,174

		352,915

Oil Companies-Exploration & Production - 0.9%

Anadarko Petroleum Corp.	8,723	643,321
Apache Corp.	1,015	104,616
Approach Resources, Inc.†	413	7,665
Contango Oil & Gas Co.†	194	11,762
Georesources, Inc.†	277	6,454
Gulfport Energy Corp.†	572	16,531
Occidental Petroleum Corp.	3,805	330,046
Penn Virginia Corp.	658	5,369
Petroleum Development Corp.†	346	8,238
Petroquest Energy, Inc.†	813	6,179
QEP Resources, Inc.	809	28,485
Stone Energy Corp.†	706	18,646
Swift Energy Co.†	623	19,220

		1,206,532

Oil Companies-Integrated - 4.4%

Chevron Corp.	18,357	1,815,691
ConocoPhillips	26,520	1,805,216
Exxon Mobil Corp.	20,406	1,510,860
Marathon Oil Corp.	2,669	71,850

Murphy Oil Corp.	13,846	741,869

		5,945,486

Oil Field Machinery & Equipment - 0.2%

Gulf Island Fabrication, Inc.	214	5,264
Lufkin Industries, Inc.	439	27,319
National Oilwell Varco, Inc.	2,673	176,739

		209,322

Oil Refining & Marketing - 0.0%

Valero Energy Corp.	1,154	26,219

Oil-Field Services - 0.4%

Basic Energy Services, Inc.†	420	9,181
Halliburton Co.	8,964	397,733
Hornbeck Offshore Services, Inc.†	332	8,094
Matrix Service Co.†	382	4,152
SEACOR Holdings, Inc.	320	28,397
Tetra Technologies, Inc.†	1,113	11,408

		458,965

Paper & Related Products - 0.1%

Buckeye Technologies, Inc.	580	15,770
Clearwater Paper Corp.†	350	12,887
International Paper Co.	989	26,851
KapStone Paper and Packaging Corp.†	551	8,282
Neenah Paper, Inc.	214	3,741
Schweitzer-Mauduit International, Inc.	233	13,975
Wausau Paper Corp.	719	4,796

		86,302

Pharmacy Services - 0.4%

Medco Health Solutions, Inc.†	8,925	483,200

Physicians Practice Management - 0.0%

Healthways, Inc.†	491	6,167
IPC The Hospitalist Co., Inc.†	232	9,303

		15,470

Poultry - 0.0%

Sanderson Farms, Inc.	269	10,545

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	556	5,554
Powell Industries, Inc.†	128	4,790
Vicor Corp.	286	3,229

		13,573

Printing-Commercial - 0.0%

Consolidated Graphics, Inc.†	133	5,131

Private Corrections - 0.0%

Geo Group, Inc.†	942	20,225

Protection/Safety - 0.0%

Landauer, Inc.	139	7,167

Publishing-Newspapers - 0.1%

Dolan Co.†	440	3,727
Washington Post Co., Class B	285	101,391

		105,118

Real Estate Investment Trusts - 1.2%

Acadia Realty Trust	583	12,290
Apartment Investment & Management Co., Class A	8,683	230,707
BioMed Realty Trust, Inc.	1,906	34,861
Cedar Shopping Centers, Inc.	694	2,554
Colonial Properties Trust	1,218	25,602
DiamondRock Hospitality Co.	2,425	18,769
Digital Realty Trust, Inc.	9,622	574,914
EastGroup Properties, Inc.	388	15,679
Entertainment Properties Trust	674	28,396
Extra Space Storage, Inc.	1,362	29,283
Franklin Street Properties Corp.	1,026	13,379
Getty Realty Corp.	376	7,148
HCP, Inc.	5,499	205,003
Healthcare Realty Trust, Inc.	1,133	19,816
Home Properties, Inc.	565	37,781
Inland Real Estate Corp.	1,115	9,043
Kilroy Realty Corp.	845	30,192
Kite Realty Group Trust	918	3,938
LaSalle Hotel Properties	1,242	23,350
Lexington Realty Trust	1,968	14,524
LTC Properties, Inc.	436	11,768
Medical Properties Trust, Inc.	1,620	17,318
Mid-America Apartment Communities, Inc.	529	37,813
National Retail Properties, Inc.	1,235	33,666
Parkway Properties, Inc.	314	4,264
Pennsylvania Real Estate Investment Trust	804	8,289
Post Properties, Inc.	725	30,305
PS Business Parks, Inc.	266	14,542
Public Storage	200	24,746
Saul Centers, Inc.	164	5,802
Sovran Self Storage, Inc.	398	16,175
Tanger Factory Outlet Centers	1,251	35,191
Universal Health Realty Income Trust	184	6,885
Urstadt Biddle Properties, Inc., Class A	337	5,665

		1,589,658

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†	2,598	39,386

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†	509	6,408

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	170	2,666

Research & Development - 0.0%

Parexel International Corp.†	858	17,486

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A	265	16,857
Brown Shoe Co., Inc.	644	5,300
Buckle, Inc.	391	15,405
Cato Corp., Class A	424	10,761
Children’s Place Retail Stores, Inc.†	373	16,009
Christopher & Banks Corp.	514	2,447
Finish Line, Inc., Class A	777	15,618
Genesco, Inc.†	340	18,027
HOT Topic, Inc.	655	5,423
JOS. A. Bank Clothiers, Inc.†	397	20,346
Limited Brands, Inc.	927	34,985
Liz Claiborne, Inc.†	1,371	7,157

Men’s Wearhouse, Inc.	745	21,538
Rue21, Inc.†	220	5,513
Stein Mart, Inc.	398	2,818

		198,204

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	731	224,417
PEP Boys-Manny Moe & Jack	767	7,578

		231,995

Retail-Automobile - 0.0%

Group 1 Automotive, Inc.	347	14,487
Lithia Motors, Inc., Class A	322	6,076
Sonic Automotive, Inc., Class A	512	7,107

		27,670

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†	5,209	296,184

Retail-Building Products - 0.6%

Home Depot, Inc.	21,978	733,626
Lowe’s Cos., Inc.	5,166	102,958
Lumber Liquidators Holdings, Inc.†	347	5,254

		841,838

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.†	878	931

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	554	24,930

Retail-Discount - 0.4%

Fred’s, Inc., Class A	572	6,549
HSN, Inc.†	563	18,095
Tuesday Morning Corp.†	524	2,091
Wal-Mart Stores, Inc.	8,438	448,986

		475,721

Retail-Drug Store - 0.3%

CVS Caremark Corp.	3,673	131,897
Walgreen Co.	5,494	193,444

		325,341

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	271	3,211
Kirkland’s, Inc.†	227	2,102

		5,313

Retail-Jewelry - 0.0%

Zale Corp.†	332	1,355

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	337	2,288

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.	1,333	60,598
TJX Cos., Inc.	1,080	58,990

		119,588

Retail-Office Supplies - 0.0%

OfficeMax, Inc.†	1,254	7,862
Staples, Inc.	1,589	23,422

		31,284

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	428	23,917
EzCorp, Inc., Class A†	731	24,525
First Cash Financial Services, Inc.†	458	21,393

		69,835

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	310	3,140

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	1,029	38,217

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.	9,999	463,354
Macy’s, Inc.	593	15,388
Stage Stores, Inc.	526	8,590

		487,332

Retail-Restaurants - 0.2%

Biglari Holdings, Inc.†	11	3,622
BJ’s Restaurants, Inc.†	338	15,605
Buffalo Wild Wings, Inc.†	272	16,763
CEC Entertainment, Inc.	284	8,821
Cracker Barrel Old Country Store, Inc.	331	14,021
Darden Restaurants, Inc.	748	35,979
DineEquity, Inc.†	238	9,972
Jack in the Box, Inc.†	671	13,937
McDonald’s Corp.	1,507	136,323
O’Charley’s, Inc.†	269	1,512
Papa John’s International, Inc.†	293	8,717
PF Chang’s China Bistro, Inc.	328	9,886
Red Robin Gourmet Burgers, Inc.†	214	6,677
Ruby Tuesday, Inc.†	941	7,838
Ruth’s Hospitality Group, Inc.†	448	2,370
Sonic Corp.†	900	8,343
Texas Roadhouse, Inc.	843	12,055

		312,441

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	326	2,422
Cabela’s, Inc.†	587	13,765
Hibbett Sports, Inc.†	401	15,022
Zumiez, Inc.†	302	5,584

		36,793

Retail-Video Rentals - 0.0%

Coinstar, Inc.†	460	20,971

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	511	5,560

Savings & Loans/Thrifts - 0.1%

Bank Mutual Corp.	665	2,115
Brookline Bancorp, Inc.	858	7,224
Dime Community Bancshares, Inc.	412	4,969
Hudson City Bancorp, Inc.	8,988	55,816
Northwest Bancshares, Inc.	1,542	18,381
Oritani Financial Corp.	816	10,730
Provident Financial Services, Inc.	749	9,407

		108,642

Schools - 0.1%

American Public Education, Inc.†	257	10,594
Apollo Group, Inc., Class A†	1,765	82,646
Capella Education Co.†	223	7,132

Corinthian Colleges, Inc.†	1,233	2,713
Lincoln Educational Services Corp.	328	3,224
Universal Technical Institute, Inc. †	299	4,353

		110,662

Seismic Data Collection - 0.0%

ION Geophysical Corp.†	2,263	15,999
OYO Geospace Corp.†	64	4,717

		20,716

Semiconductor Components-Integrated Circuits - 0.3%

Analog Devices, Inc.	10,839	357,904
Cirrus Logic, Inc.†	956	14,512
Exar Corp.†	647	3,921
Hittite Microwave Corp.†	362	19,664
Micrel, Inc.	728	7,360
Pericom Semiconductor Corp.†	367	2,855
Power Integrations, Inc.	416	13,370
Sigma Designs, Inc.†	406	3,272
Standard Microsystems Corp.†	328	6,895
TriQuint Semiconductor, Inc.†	2,380	18,040

		447,793

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	13,201	149,435
ATMI, Inc.†	457	7,829
Brooks Automation, Inc.	956	9,044
Cabot Microelectronics Corp.†	338	13,439
Cohu, Inc.	344	3,815
Kulicke & Soffa Industries, Inc.†	1,046	9,100
Lam Research Corp.†	8,876	329,832
MKS Instruments, Inc.	767	17,810
Nanometrics, Inc.†	251	3,988
Novellus Systems, Inc.†	1,861	52,052
Rudolph Technologies, Inc.†	466	3,174
Teradyne, Inc.†	4,219	51,050
Tessera Technologies, Inc.†	739	10,405
Ultratech, Inc.†	370	7,555
Veeco Instruments, Inc.†	586	21,307

		689,835

Software Tools - 0.3%

VMware, Inc., Class A†	4,466	421,412

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	647	12,325

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,449	6,897
Oplink Communications, Inc.†	304	5,025

		11,922

Telecom Services - 0.0%

Cbeyond, Inc.†	460	4,273
Neutral Tandem, Inc.†	458	5,446
NTELOS Holdings Corp.	428	8,410
USA Mobility, Inc.	326	4,946

		23,075

Telecommunication Equipment - 0.0%

Arris Group, Inc.†	1,804	19,700
Comtech Telecommunications Corp.	379	10,551
Network Equipment Technologies, Inc.†	436	1,116
Nortel Networks Corp.†	62	2
Symmetricom, Inc.†	623	3,402
Tekelec†	996	7,171

		41,942

Telephone-Integrated - 1.1%

AT&T, Inc.	28,576	813,845
Atlantic Tele-Network, Inc.	136	4,515
Cincinnati Bell, Inc.†	2,893	9,807
General Communication, Inc., Class A†	550	4,884
Verizon Communications, Inc.	18,526	670,085

		1,503,136

Television - 0.0%

CBS Corp., Class B	1,937	48,522

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	181	4,159

Therapeutics - 0.0%

Questcor Pharmaceuticals, Inc.†	896	26,925

Tobacco - 0.8%

Alliance One International, Inc.†	1,268	4,045
Lorillard, Inc.	683	76,100
Philip Morris International, Inc.	14,132	979,630

		1,059,775

Toys - 0.0%

Jakks Pacific, Inc.	389	6,613

Transactional Software - 0.0%

Bottomline Technologies, Inc.†	496	11,393
Synchronoss Technologies, Inc.†	370	10,049

		21,442

Transport-Rail - 0.4%

CSX Corp.	7,471	163,914
Norfolk Southern Corp.	4,824	326,488

		490,402

Transport-Services - 0.4%

Bristow Group, Inc.	529	23,265
FedEx Corp.	579	45,579
Hub Group, Inc., Class A†	541	17,036
United Parcel Service, Inc., Class B	7,448	501,921

		587,801

Transport-Truck - 0.1%

Arkansas Best Corp.	373	7,703
Forward Air Corp.	425	12,074
Heartland Express, Inc.	737	11,202
Knight Transportation, Inc.	899	13,620
Old Dominion Freight Line, Inc.†	626	20,107

		64,706

Travel Services - 0.0%

Interval Leisure Group, Inc.†	593	7,472

Ultra Sound Imaging Systems - 0.0%

SonoSite, Inc.†	200	5,832

Veterinary Diagnostics - 0.0%

Neogen Corp.†	340	11,805

Vitamins & Nutrition Products - 0.0%

Vitamin Shoppe, Inc.†	373	16,524

Water - 0.0%

American States Water Co.	269	9,550

Web Portals/ISP - 0.2%

Google, Inc., Class A†	481	260,202
InfoSpace, Inc.†	538	5,143

		265,345

Wire & Cable Products - 0.0%

Belden, Inc.	685	20,900
Encore Wire Corp.	274	6,140

		27,040

Wireless Equipment - 0.4%

Motorola Solutions, Inc.	1,443	60,736
Novatel Wireless, Inc.†	469	1,571
QUALCOMM, Inc.	8,048	414,150
Viasat, Inc.†	614	21,797

		498,254

Total Common Stock (cost $65,861,855)		66,406,843

EXCHANGE-TRADED FUNDS - 3.9%

iShares S&P SmallCap 600 Index Fund	5,295	346,664
SPDR S&P 500 ETF Trust, Series 1	4,173	509,356
Vanguard MSCI Emerging Markets ETF	101,820	4,474,989

Total Exchange-Traded Funds (cost $5,183,480)		5,331,009

PREFERRED STOCK - 0.9%
Banks-Super Regional - 0.2%

US Bancorp FRS 3.50%	137	106,725
Wachovia Capital Trust IX 6.38%	3,100	77,500

		184,225

Diversified Banking Institutions - 0.4%

Ally Financial, Inc. 7.00%*	117	89,026
Goldman Sachs Group, Inc. 6.13%	12,000	295,200
HSBC Holdings PLC 8.00%	3,240	86,281

		470,507

Diversified Financial Services - 0.1%

General Electric Capital Corp. 5.50%(1)	5,900	154,521

Electric-Integrated - 0.0%

Southern California Edison Co. FRS 5.71%	450	45,225

Finance-Investment Banker/Broker - 0.1%

JP Morgan Chase Capital XXIX 6.70%	6,120	156,366

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mgt. Corp. FRS	2,200	4,906
0.00%†

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	7,600	155,800

Total Preferred Stock (cost $1,219,483)		1,171,550

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(2)(3)	143	0

Television - 0.0%

Ion Media Networks, Inc. Expires 03/18/15 (strike price $500.00)†(2)(3)	9	1,125
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(2)(3)	9	1,800

		2,925

Total Warrants (cost $148)		2,925

ASSET BACKED SECURITIES - 4.0%
Diversified Financial Services - 4.0%

Banc of America Merril Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(4)	$500,000	424,697
Banc of America Mtg. Securities, Inc. Series 2006-2, Class A15 6.00% due 07/25/46(5)	159,021	156,008
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-T26, Class C 5.80% due 01/12/45*(4)	2,500,000	1,263,380
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.79% due 02/25/34	58,522	51,273
Countrywide Home Loan Mtg. Pass Through Trust, VRS Series 2004-22, Class A2 3.07% due 11/25/34(5)	94,261	70,970
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	255,000	256,912
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	193,319	199,442
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(5)	51,619	51,737
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(4)	774,082	817,418

LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.37% due 09/15/45(4)	500,000	424,192
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	174,412	182,204
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.79% due 12/25/35(5)	257,883	198,459
Morgan Stanley Capital I VRS Series 2007-HQ11, Class AM 5.48% due 02/12/44(4)	600,000	513,531
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.49% due 09/15/42(4)	100,000	94,933
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	127,205	128,912
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	241,178	246,302
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.62% due 07/25/36(5)	356,867	345,376

Total Asset Backed Securities (cost $6,190,990)		5,425,746

U.S. CORPORATE BONDS & NOTES - 14.4%
Advanced Materials - 0.0%

Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	50,000	49,500

Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	115,000	124,200

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/17	37,000	36,075

Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	62,000	67,731
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	59,000	67,759

		135,490

Aerospace/Defense-Equipment - 0.0%

BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	50,000	51,250

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	44,257	42,044
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	16,105	13,690
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	39,000	39,975

		95,709

Auto-Cars/Light Trucks - 0.0%

Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	50,000	43,250

Auto-Heavy Duty Trucks - 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	100,000	103,500

Auto/Truck Parts & Equipment-Original - 0.1%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	80,000	81,600

Banks-Commercial - 0.4%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	133,000	138,841
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	56,000	50,642
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	76,140	75,188
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	29,749
Regions Bank Sub. Notes 7.50% due 05/15/18	57,000	55,575
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	59,000	62,025
Zions Bancorp Senior Notes 7.75% due 09/23/14	84,000	89,436

		501,456

Banks-Fiduciary - 0.1%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.25% due 06/01/77	202,000	153,184

Banks-Money Center - 0.1%

Chase Capital III FRS Ltd. Guar. Notes 0.80% due 03/01/27	72,000	57,380

Comerica Bank Sub. Notes 5.20% due 08/22/17	53,000	58,399

		115,779

Banks-Super Regional - 0.7%
Bank of America NA Sub. Notes 5.30% due 03/15/17	73,000	71,452
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	39,000	39,515
Capital One Financial Corp. FRS Senior Notes 1.40% due 07/15/14	49,000	48,831
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	62,000	62,858
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	54,000	61,845
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	53,000	58,967
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(6)	137,000	131,520
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(6)	83,000	64,740
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	45,000	49,133
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	13,000	13,617
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 10/17/11(6)	83,000	72,625
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	85,000	77,113
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	101,000	95,842
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(6)	50,000	51,375

		899,433

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 3.00% due 08/25/21	71,000	71,183

Broadcast Services/Program - 0.0%

Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/21	25,000	20,125

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	38,000	38,950

		59,075

Building & Construction Products-Misc. - 0.0%

Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	65,000	62,237

Building-Residential/Commercial - 0.1%

Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	70,000	48,125
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	30,000	26,325

		74,450

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	39,000	39,961
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	42,579
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	198,000	218,295
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	39,000	43,199
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	40,000	45,700
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	55,000	66,105

		455,839

Casino Hotels - 0.2%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(7)	52,779	50,668
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	70,000	67,200
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	57,000	61,417

MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	56,000	62,440

		241,725

Cellular Telecom - 0.1%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	130,000	127,887

Chemicals-Diversified - 0.1%
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	17,000	17,032
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	73,000	75,366
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	33,000	36,312

		128,710

Chemicals-Plastics - 0.1%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	75,000	70,125

Chemicals-Specialty - 0.2%

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	140,000	171,242
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	51,000	63,071

		234,313

Coal - 0.1%

Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	30,000	30,150
James River Escrow, Inc. Company Guar. Notes 7.88% due 04/01/19*	50,000	45,250
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	50,000	47,000
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	30,000	29,475

		151,875

Commercial Services - 0.0%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	60,000	55,950

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	45,000	49,742
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	12,000	12,090
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	120,000	147,230

		209,062

Consumer Products-Misc. - 0.0%

American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	25,000	20,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	40,000	39,600

		59,600

Containers-Paper/Plastic - 0.0%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	27,000	29,363

Cosmetics & Toiletries - 0.0%

Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	25,000	26,625

Data Processing/Management - 0.0%

Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	60,000	58,950

Decision Support Software - 0.1%

PGS Solutions Company Guar. Notes 9.63% due 02/15/15	67,000	70,182

Dialysis Centers - 0.1%

DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	70,000	68,600

Diversified Banking Institutions - 1.5%

BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.65% due 03/15/12(6)	178,000	101,488
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.05% due 06/01/56	50,000	28,898
Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14	70,000	66,876
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	976
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	56,000	55,851
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	283,000	288,270
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	30,000	32,529

Goldman Sachs Group, Inc. Senior Notes
5.25% due 07/27/21	67,000	67,925
Goldman Sachs Group, Inc. Sub. Notes
5.63% due 01/15/17	36,000	37,295
Goldman Sachs Group, Inc. Senior Notes
5.95% due 01/18/18	76,000	80,869
Goldman Sachs Group, Inc. Sub. Notes
6.75% due 10/01/37	62,000	58,852
JPMorgan Chase & Co. FRS Sub. Notes
1.51% due 09/01/15	578,000	566,321
JPMorgan Chase & Co. Senior Notes
3.45% due 03/01/16	72,000	74,196
JPMorgan Chase & Co. Senior Notes
4.35% due 08/15/21	76,000	78,414
JPMorgan Chase & Co. Sub. Notes
6.13% due 06/27/17	114,000	126,731
JPMorgan Chase & Co. FRS Jr. Sub Notes
7.90% due 04/30/18(6)	65,000	68,945
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds
1.29% due 05/15/77	23,000	15,875
Morgan Stanley Senior Notes
5.55% due 04/27/17	137,000	139,960
Morgan Stanley Senior Notes
5.63% due 09/23/19	57,000	57,938
Morgan Stanley Senior Notes
6.63% due 04/01/18	52,000	55,718
Nationsbank Corp. Sub. Notes
7.25% due 10/15/25	24,000	23,137

		2,027,064

Diversified Financial Services - 0.7%

Citigroup Capital XXI FRS Company Guar. Bonds
8.30% due 12/21/77	770,000	770,000
General Electric Capital Corp. Senior Notes
4.38% due 09/16/20	95,000	96,810
General Electric Capital Corp. Senior Notes
6.15% due 08/07/37	100,000	104,341

		971,151

Diversified Manufacturing Operations - 0.3%

General Electric Co. Senior Notes
5.25% due 12/06/17	97,000	108,745
Harsco Corp.
Senior Notes
2.70% due 10/15/15	124,000	127,139
Illinois Tool Works, Inc. Senior Notes
3.38% due 09/15/21*	20,000	20,091
Illinois Tool Works, Inc. Senior Notes
4.88% due 09/15/41*	30,000	30,243
Pentair, Inc. Company Guar. Notes
5.00% due 05/15/21	55,000	57,137

		343,355

E-Commerce/Services - 0.0%

Expedia, Inc. Company Guar. Notes
8.50% due 07/01/16	55,000	60,570

Electric-Distribution - 0.1%

Oglethorpe Power Corp. 1st. Mtg. Notes
5.25% due 09/01/50	39,000	39,043
Oglethorpe Power Corp. 1st. Mtg. Notes
5.38% due 11/01/40	55,000	57,596

		96,639

Electric-Generation - 0.0%

AES Corp. Senior Notes
8.00% due 10/15/17	54,000	56,700

Electric-Integrated - 0.8%

Arizona Public Service Co. Senior Notes
5.05% due 09/01/41	23,000	22,400
Cleco Power LLC Senior Notes
6.00% due 12/01/40	57,000	63,596
CMS Energy Corp. Senior Notes
6.25% due 02/01/20	161,000	173,288
Commonwealth Edison Co. 1st. Mtg. Notes
1.95% due 09/01/16	31,000	30,952
Dominion Resources, Inc. Senior Notes
5.25% due 08/01/33	99,000	112,806
Duke Energy Corp. Senior Notes
3.55% due 09/15/21	51,000	50,405
Duquesne Light Holdings, Inc. Senior Notes
5.90% due 12/01/21*	47,000	47,644
Entergy Mississippi, Inc. 1st Mtg. Notes
3.25% due 06/01/16	22,000	23,073

Exelon Corp. Senior Notes
5.63% due 06/15/35	45,000	45,899
Georgia Power Co. Senior Notes
3.00% due 04/15/16	37,000	38,950
Great Plains Energy, Inc. Senior Notes
4.85% due 06/01/21	33,000	34,778
Mirant Mid-Atlantic LLC Pass Through Certs., Series B
9.13% due 06/30/17	47,400	48,585
Nevada Power Co. Bonds
5.45% due 05/15/41	38,000	42,383
Nisource Finance Corp. Company Guar. Notes
5.95% due 06/15/41	49,000	50,143
Oncor Electric Delivery Co. LLC Senior Sec. Notes
7.00% due 09/01/22	100,000	127,795
Pacific Gas & Electric Co. Senior Notes
6.05% due 03/01/34	46,000	53,002
PPL Electric Utilities Corp. 1st Mtg. Notes
5.20% due 07/15/41	13,000	14,320
Puget Energy, Inc. Senior Sec. Notes
6.00% due 09/01/21	93,000	93,068
SCANA Corp. Senior Notes
4.75% due 05/15/21	42,000	44,266
Southern Energy, Inc. Escrow Notes
7.90% due 07/15/09†(2)(3)	125,000	0

		1,117,353

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc. Senior Notes
5.63% due 12/15/20	74,000	71,132

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp. Senior Notes
6.60% due 06/15/17	66,000	80,651

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes
4.75% due 07/15/20	59,000	61,288

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC Senior Notes
5.00% due 05/15/18	130,000	126,166
Ford Motor Credit Co. LLC Senior Notes
5.88% due 08/02/21	134,000	134,440
General Motors Financial Co., Inc. Company Guar. Notes
6.75% due 06/01/18*	85,000	84,575

		345,181

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Senior Notes
4.25% due 02/08/13	20,000	20,990
Textron Financial Corp. Senior Notes
5.40% due 04/28/13	77,000	80,489

		101,479

Finance-Credit Card - 0.0%

Capital One Capital III Ltd. Guar. Bonds
7.69% due 08/15/36	33,000	32,959

Finance-Investment Banker/Broker - 0.4%

GFI Group, Inc. Senior Notes
8.38% due 07/19/18*	58,000	57,420
Jefferies Group, Inc. Senior Notes
5.13% due 04/13/18	104,000	103,678
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes
0.00% due 05/31/12†(6)(11)(12)	45,000	5
Lehman Brothers Holdings, Inc. Senior Notes
5.50% due 04/04/16†(11)12)	44,000	10,945
Lehman Brothers Holdings, Inc. Sub. Notes
6.75% due 12/28/17†(11)(12)	71,000	35
Lehman Brothers Holdings, Inc. Sub. Notes
7.50% due 05/11/38†(11)(12)	69,000	35
Merrill Lynch & Co., Inc. Sub. Notes
6.05% due 05/16/16	67,000	67,665
Merrill Lynch & Co., Inc. Sub. Notes
6.22% due 09/15/26	128,000	112,509
Merrill Lynch & Co., Inc. Sub. Notes
7.75% due 05/14/38	21,000	20,942
MF Global Holdings, Ltd. Senior Notes
6.25% due 08/08/16	37,000	36,138
Oppenheimer Holdings, Inc. Senior Sec. Notes
8.75% due 04/15/18	50,000	50,000
Scottrade Financial Services, Inc. Senior Notes
6.13% due 07/11/21*	57,000	59,173

		518,545

Finance-Leasing Companies - 0.0%

Boeing Capital Corp. Senior Notes
2.13% due 08/15/16	24,000	24,364
Boeing Capital Corp. Senior Notes
2.90% due 08/15/18	29,000	29,837

		54,201

Finance-Other Services - 0.0%

SquareTwo Financial Corp. Sec. Notes
11.63% due 04/01/17	55,000	54,175

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes
6.40% due 12/15/66*	175,000	124,250

Food-Canned - 0.0%

Blue Merger Sub, Inc. Company Guar. Notes
7.63% due 02/15/19*	25,000	24,813

Food-Misc. - 0.2%

Kraft Foods, Inc. Senior Notes
5.38% due 02/10/20	51,000	57,926
Kraft Foods, Inc. Senior Notes
6.50% due 02/09/40	145,000	168,904

		226,830

Food-Retail - 0.0%

Ahold Finance USA LLC Company Guar. Notes
6.88% due 05/01/29	45,000	53,791

Funeral Services & Related Items - 0.1%

Carriage Services, Inc. Company Guar. Notes
7.88% due 01/15/15	77,000	75,845

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes
7.60% due 02/01/24	60,000	72,914

Gold Mining - 0.0%

Barrick North America Finance LLC Company Guar. Notes
4.40% due 05/30/21*	50,000	52,336

Home Furnishings - 0.0%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes
10.50% due 12/15/15	20,000	19,100

Independent Power Producers - 0.2%

Calpine Corp. Senior Sec. Notes
7.88% due 07/31/20*	65,000	66,625
Calpine Corp. Escrow Notes
8.75% due 07/15/13†(2)(3)	145,000	0
GenOn Energy, Inc. Senior Notes
9.50% due 10/15/18	65,000	65,000
NRG Energy, Inc. Company Guar. Notes
8.25% due 09/01/20	125,000	126,250

		257,875

Insurance-Life/Health - 0.4%

Jefferson-Pilot Corp. Senior Notes
4.75% due 01/30/14	41,000	43,583
Nationwide Financial Services, Inc. Senior Notes
5.90% due 07/01/12	55,000	56,579
Protective Life Corp. Senior Notes
8.45% due 10/15/39	180,000	205,196
Prudential Financial, Inc. Senior Notes
3.00% due 05/12/16	55,000	54,801
Prudential Financial, Inc. Senior Notes
4.50% due 11/15/20	95,000	95,921
Prudential Financial, Inc. Senior Notes
4.75% due 09/17/15	79,000	84,512

		540,592

Insurance-Multi-line - 0.0%

Genworth Financial, Inc. Senior Notes
7.63% due 09/24/21	45,000	39,939

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Senior Notes
5.75% due 03/15/14*	60,000	63,211

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes
7.38% due 02/01/19*	74,000	70,300

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc. Company Guar. Notes
4.70% due 04/01/21	92,000	98,436

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes
7.00% due 08/01/27	76,000	96,180
Johnson & Johnson Notes
5.55% due 08/15/17	85,000	102,496

Universal Hospital Services, Inc. Sec. Notes
8.50% due 06/01/15(7)	70,000	69,475

		268,151

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes
2.30% due 06/15/16	46,000	47,041
Amgen, Inc. Senior Notes
5.65% due 06/15/42	39,000	42,679
Genzyme Corp. Company Guar. Notes
3.63% due 06/15/15	50,000	53,783

		143,503

Medical-HMO - 0.1%

Coventry Health Care, Inc. Senior Notes
5.45% due 06/15/21	79,000	85,070

Medical-Hospitals - 0.1%

HCA, Inc. Senior Sec. Notes
8.50% due 04/15/19	75,000	81,750
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes
8.38% due 05/15/19*	25,000	21,875
Select Medical Corp. Company Guar. Notes
7.63% due 02/01/15	4,000	3,680

		107,305

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes
5.55% due 02/01/17	43,000	45,879
Alcoa, Inc. Senior Notes
5.90% due 02/01/27	44,000	44,116

		89,995

Metal-Copper - 0.0%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes
8.38% due 04/01/17	50,000	53,937

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc. Senior Notes
6.25% due 10/01/40	23,000	22,777

MRI/Medical Diagnostic Imaging - 0.0%

Radnet Management, Inc. Company Guar. Notes
10.38% due 04/01/18	60,000	59,250

Multimedia - 0.4%

Historic TW, Inc. Company Guar. Notes
6.63% due 05/15/29	60,000	68,206
NBC Universal Media LLC
Senior Notes
2.88% due 04/01/16	90,000	92,220
NBC Universal Media LLC Senior Notes
4.38% due 04/01/21	75,000	76,976
News America, Inc. Company Guar. Notes
6.20% due 12/15/34	54,000	56,713
Time Warner Cos., Inc. Company Guar. Notes
6.95% due 01/15/28	133,000	152,477
Walt Disney Co. Senior Notes
2.75% due 08/16/21	40,000	39,451

		486,043

Music - 0.0%

WMG Acquisition Corp. Senior Sec. Notes
9.50% due 06/15/16	50,000	51,000

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc. Company Guar. Notes
3.80% due 05/15/18	88,000	92,400
Republic Services, Inc. Company Guar. Notes
5.70% due 05/15/41	19,000	19,742
Republic Services, Inc. Company Guar. Notes
6.09% due 03/15/35	95,000	102,651
Republic Services, Inc. Company Guar. Notes
6.20% due 03/01/40	50,000	55,525
Waste Management, Inc. Company Guar. Notes
2.60% due 09/01/16	35,000	35,470

		305,788

Office Automation & Equipment - 0.1%

Xerox Corp. Senior Notes
4.50% due 05/15/21	66,000	68,251

Oil Companies-Exploration & Production - 0.8%

Alta Mesa Holdings/Alta Mesa Finance Services Corp. Company Guar. Notes
9.63% due 10/15/18	30,000	28,500
Anadarko Petroleum Corp. Senior Notes
5.95% due 09/15/16	142,000	159,620
Anadarko Petroleum Corp. Senior Notes
6.45% due 09/15/36	46,000	49,017
Carrizo Oil & Gas, Inc. Company Guar. Notes
8.63% due 10/15/18	40,000	40,800

Chaparral Energy, Inc. Company Guar. Notes
8.25% due 09/01/21	40,000	38,200
Chesapeake Energy Corp. Company Guar. Notes
6.88% due 08/15/18	250,000	261,250
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes
8.00% due 04/15/19*	40,000	39,200
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes
8.63% due 04/15/20	55,000	58,850
Milagro Oil & Gas Sec. Notes
10.50% due 05/15/16*	76,000	65,170
Noble Energy, Inc. Senior Notes
6.00% due 03/01/41	56,000	60,728
Pioneer Natural Resources Co. Senior Notes
7.50% due 01/15/20	70,000	78,427
QEP Resources, Inc. Senior Notes
6.88% due 03/01/21	49,000	51,450
Union Pacific Resources Group, Inc. Senior Notes
7.15% due 05/15/28	138,000	155,780

		1,086,992

Oil Companies-Integrated - 0.0%

Hess Corp. Senior Notes
5.60% due 02/15/41	31,000	32,034

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp. Senior Notes
4.50% due 06/01/21	77,000	82,711

Oil Refining & Marketing - 0.0%

Sunoco Logistics Partners Operations LP Company Guar. Notes
6.10% due 02/15/42	38,000	37,617

Oil-Field Services - 0.0%

Oil States International, Inc. Company Guar. Notes
6.50% due 06/01/19*	50,000	50,000

Paper & Related Products - 0.1%

Georgia-Pacific LLC Company Guar. Notes
5.40% due 11/01/20*	56,000	57,750
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes
8.00% due 06/01/16*	72,000	71,280

		129,030

Pipelines - 0.6%

Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes
7.75% due 06/01/18	55,000	55,963
Energy Transfer Equity LP Senior Sec. Notes
7.50% due 10/15/20	36,000	36,900
Energy Transfer Partners LP Senior Notes
6.05% due 06/01/41	154,000	147,773
Enterprise Products Operating LLC Company Guar. Notes
5.95% due 02/01/41	65,000	67,557
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes
7.88% due 12/15/18*	50,000	48,250
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes
6.45% due 05/01/21*	110,000	121,907
Kinder Morgan Energy Partners LP Senior Notes
5.63% due 09/01/41	35,000	33,780
Kinder Morgan Energy Partners LP Senior Notes
6.38% due 03/01/41	9,000	9,564
Kinder Morgan Finance Co. LLC Senior Sec. Notes
6.00% due 01/15/18*	86,000	84,495
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes
6.50% due 08/15/21	65,000	66,300
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes
6.50% due 05/01/18	72,000	82,781
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes
4.40% due 06/15/21*	61,000	64,397

		819,667

Publishing-Newspapers - 0.2%

McClatchy Co. Senior Sec. Notes
11.50% due 02/15/17	240,000	231,600

Real Estate Investment Trusts - 0.3%

BioMed Realty LP Company Guar. Notes
3.85% due 04/15/16	50,000	50,476

Brandywine Operating Partnership LP Company Guar. Notes
4.95% due 04/15/18	50,000	49,032
Brandywine Operating Partnership LP Company Guar. Notes
5.70% due 05/01/17	94,000	98,408
HCP, Inc. Senior Notes
3.75% due 02/01/16	65,000	65,648
HCP, Inc. Senior Notes
5.38% due 02/01/21	66,000	67,240
Kilroy Realty LP Company Guar. Notes
4.80% due 07/15/18	28,000	27,917
National Retail Properties, Inc. Senior Notes
5.50% due 07/15/21	38,000	39,200
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes
8.13% due 11/01/18	20,000	19,050

		416,971

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes
8.75% due 04/01/19*	40,000	38,250

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes
5.75% due 01/15/16	30,000	30,051

Recycling - 0.0%

Aleris International, Inc. Escrow Notes
9.00% due 12/15/14†(2)(3)	60,000	6

Rental Auto/Equipment - 0.1%

RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes
8.25% due 02/01/21	45,000	41,962
United Rentals North America, Inc. Company Guar. Notes
8.38% due 09/15/20	45,000	41,063

		83,025

Retail-Discount - 0.2%

Target Corp. Senior Notes
1.13% due 07/18/14	26,000	26,190
Wal-Mart Stores, Inc. Senior Notes
3.63% due 07/08/20	75,000	78,022
Wal-Mart Stores, Inc. Senior Notes
4.25% due 04/15/21	48,000	52,472
Wal-Mart Stores, Inc. Senior Notes
5.25% due 09/01/35	40,000	43,126

		199,810

Retail-Drug Store - 0.1%

CVS Caremark Corp. Senior Notes
6.25% due 06/01/27	87,000	102,159
CVS Pass-Through Trust Pass Through Certs.
5.77% due 01/31/33*	54,263	58,597

		160,756

Retail-Jewelry - 0.0%

Claire’s Stores, Inc. Sec. Notes
8.88% due 03/15/19	35,000	29,881

Retail-Propane Distribution - 0.0%

Inergy LP/Inergy Finance Corp. Company Guar. Notes
6.88% due 08/01/21*	35,000	33,600

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes
6.90% due 04/01/29	35,000	39,946

Retail-Restaurants - 0.0%

Dave & Buster’s, Inc. Company Guar. Notes
11.00% due 06/01/18	35,000	36,400

Retail-Toy Stores - 0.0%

Toys R Us Property Co. II LLC Senior Sec. Notes
8.50% due 12/01/17	38,000	38,760

Schools - 0.0%

Massachusetts Institute of Technology Notes
5.60% due 07/01/11	45,000	54,328

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc. Senior Sec. Notes
9.75% due 12/15/14	50,000	43,750

Special Purpose Entities - 0.1%

FUEL Trust Sec. Notes
3.98% due 06/15/16*	73,000	72,789
FUEL Trust Sec. Notes
4.21% due 04/15/16*	64,000	64,355

		137,144

Steel Pipe & Tube - 0.0%

Valmont Industries, Inc. Company Guar. Notes
6.63% due 04/20/20	31,000	35,855

Steel-Producers - 0.1%

Ryerson, Inc.
Senior Sec. Notes
12.00% due 11/01/15	45,000	46,181
Steel Dynamics, Inc.
Company Guar. Notes
7.75% due 04/15/16	30,000	30,638

		76,819

Storage/Warehousing - 0.1%

Mobile Mini, Inc.
Company Guar. Notes
7.88% due 12/01/20	65,000	63,212

Telecom Services - 0.2%

BellSouth Telecommunications, Inc.
Senior Notes
6.38% due 06/01/28	84,000	92,715
Embarq Corp.
Senior Notes
7.08% due 06/01/16	68,000	74,038
Qwest Corp.
Senior Notes
7.50% due 10/01/14	55,000	60,913

		227,666

Telephone-Integrated - 0.5%

AT&T, Inc.
Senior Notes
5.35% due 09/01/40	52,000	52,980
AT&T, Inc.
Senior Notes
5.55% due 08/15/41	31,000	32,671
AT&T, Inc.
Senior Notes
6.45% due 06/15/34	39,000	44,198
BellSouth Corp.
Senior Notes
6.55% due 06/15/34	35,000	39,524
Century Telephone Enterprise
Senior Notes
6.88% due 01/15/28	50,000	44,606
CenturyLink, Inc.
Senior Notes
6.45% due 06/15/21	112,000	109,064
CenturyLink, Inc.
Senior Notes
7.60% due 09/15/39	89,000	82,052
Cincinnati Bell, Inc.
Company Guar. Notes
7.00% due 02/15/15	15,000	14,850
Frontier Communications Corp.
Senior Notes
8.13% due 10/01/18	10,000	10,338
Frontier Communications Corp.
Senior Notes
8.25% due 04/15/17	10,000	10,400
Frontier Communications Corp.
Senior Notes
8.50% due 04/15/20	25,000	26,188
Verizon Communications, Inc.
Senior Notes
1.95% due 03/28/14	100,000	102,227
Verizon Communications, Inc.
Senior Notes
6.35% due 04/01/19	98,000	119,192

		688,290

Therapeutics - 0.0%

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
Company Guar. Notes
7.75% due 09/15/18*	50,000	49,125

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC
Senior Notes
4.95% due 09/15/41	23,000	22,740
Norfolk Southern Corp.
Senior Notes
6.00% due 05/23/11	45,000	48,429

		71,169

Transport-Services - 0.1%

Ryder System, Inc.
Senior Notes
3.15% due 03/02/15	39,000	40,996
Ryder System, Inc.
Senior Notes
3.60% due 03/01/16	47,000	48,770

		89,766

Web Hosting/Design - 0.0%

Equinix, Inc.
Senior Notes
8.13% due 03/01/18	50,000	53,000

Wireless Equipment - 0.1%

American Tower Corp.
Senior Notes
4.50% due 01/15/18	94,000	97,108
Motorola, Inc.
Senior Notes
6.63% due 11/15/37	3,740	4,222

		101,330

Total U.S. Corporate Bonds & Notes
(cost $19,476,636)		19,368,483

FOREIGN CORPORATE BONDS & NOTES - 2.4%
Auto-Cars/Light Trucks - 0.0%

Jaguar Land Rover PLC
Company Guar. Notes
8.13% due 05/15/21*	50,000	46,875

Banks-Commercial - 0.5%
Barclays Bank PLC FRS
Jr. Sub. Bonds
5.93% due 12/15/16*(6)	105,000	86,100
Barclays Bank PLC
Sub. Notes
6.05% due 12/04/17*	60,000	59,391

Barclays Bank PLC FRS Jr. Sub. Notes
6.86% due 06/15/32*(6)	56,000	43,400
Dresdner Bank AG Sub. Notes
7.25% due 09/15/15	66,000	65,292
Groupe BPCE FRS Jr. Sub Notes
3.35% due 09/30/11(6)	102,000	53,625
Nordea Bank AB FRS Jr. Sub. Bonds
8.38% due 03/25/15(6)	36,000	37,080
Rabobank Nederland NV Company Guar. Notes
2.13% due 10/13/15	58,000	58,431
Standard Chartered PLC Senior Notes
3.20% due 05/12/16*	90,000	89,771
Toronto-Dominion Bank Senior Notes
2.50% due 07/14/16	64,000	65,853
Westpac Banking Corp. FRS Jr. Sub. Notes
0.65% due 03/30/12(6)	180,000	109,800

		668,743

Banks-Money Center - 0.1%

Lloyds TSB Bank PLC Company Guar. Notes
6.50% due 09/14/20*	59,000	55,290

Diversified Banking Institutions - 0.0%

Royal Bank of Scotland Group PLC Sub. Notes
5.00% due 10/01/14	54,000	52,043

Diversified Minerals - 0.1%

BHP Billiton Finance USA, Ltd. Company Guar. Notes
6.42% due 03/01/26	46,000	55,655
Teck Resources, Ltd. Company Guar. Notes
3.15% due 01/15/17	27,000	27,733

		83,388

Finance-Other Services - 0.0%

UPCB Finance III, Ltd. Senior Sec. Notes
6.63% due 07/01/20*	50,000	49,250

Gold Mining - 0.1%

AngloGold Ashanti Holdings PLC Company Guar. Notes
5.38% due 04/15/20	49,000	49,974
Kinross Gold Corp. Company Guar. Notes
6.88% due 09/01/41*	59,000	59,385

		109,359

Insurance-Multi-line - 0.2%

Aegon NV FRS Jr. Sub. Notes
3.17% due 07/15/14(6)	75,000	39,375
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes
7.25% due 01/19/17*(6)	60,000	53,700
XL Group PLC Senior Notes
5.25% due 09/15/14	92,000	98,725
XL Group PLC Senior Notes
6.38% due 11/15/24	60,000	62,846

		254,646

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd. Senior Notes
8.88% due 01/26/40	60,000	68,823

Oil & Gas Drilling - 0.1%

Ensco PLC Senior Notes
4.70% due 03/15/21	97,000	101,394
Transocean, Inc. Company Guar. Notes
6.00% due 03/15/18	55,000	60,863

		162,257

Oil Companies-Exploration & Production - 0.1%

EnCana Corp. Bonds
6.50% due 08/15/34	25,000	27,805
Nexen, Inc. Senior Notes
7.50% due 07/30/39	90,000	104,454

		132,259

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes
3.13% due 10/01/15	82,000	85,807
BP Capital Markets PLC Company Guar. Notes
3.88% due 03/10/15	120,000	127,916
BP Capital Markets PLC Company Guar. Notes
4.74% due 03/11/21	110,000	120,508
Norsk Hydro A/S Company Guar. Notes
7.15% due 11/15/25	178,000	227,651
Petroleos Mexicanos Company Guar. Notes
5.50% due 01/21/21*	127,000	137,887
Petroleos Mexicanos Company Guar. Notes
6.50% due 06/02/41*	80,000	86,174

		785,943

Oil-Field Services - 0.0%

Weatherford International, Ltd. Company Guar. Notes
6.75% due 09/15/40	38,000	41,489

Paper & Related Products - 0.0%

PE Paper Escrow GmbH Senior Sec. Notes
12.00% due 08/01/14*	27,000	29,228

Pipelines - 0.1%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes
6.35% due 05/15/67	94,000	94,764

Special Purpose Entity - 0.1%

SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes
6.08% due 01/25/17*(6)	101,000	99,990

SupraNational Banks - 0.0%

Asian Development Bank Senior Notes
5.82% due 06/16/28	39,000	47,866

Telephone-Integrated - 0.3%

Deutsche Telekom International Finance BV Company Guar. Notes
3.13% due 04/11/16*	204,000	208,582
Telecom Italia Capital SA Company Guar. Notes
5.25% due 10/01/15	97,000	95,420
Telecom Italia Capital SA Company Guar. Notes
7.00% due 06/04/18	52,000	53,620
Telefonica Emisiones SAU Company Guar. Notes
5.46% due 02/16/21	100,000	96,719

		454,341

Total Foreign Corporate Bonds & Notes
(cost $3,189,588)		3,236,554

FOREIGN GOVERNMENT AGENCIES - 0.1%
Regional Authority - 0.1%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15
(cost $103,465)	98,000	104,909

U.S. GOVERNMENT AGENCIES - 13.4%
Federal Home Loan Mtg. Corp. - 7.9%
4.50% due 01/01/39	62,089	65,732
4.50% due 12/01/39	1,233,780	1,317,340
4.50% due 08/01/40	78,127	82,601
5.00% due 10/01/33	11,974	12,944
5.00% due 07/01/35	54,986	59,406
5.00% due 01/01/37	107,238	115,674
5.00% due 03/01/38	124,707	134,381
5.00% due 09/01/38	608,960	655,721
5.00% due 07/01/40	917,186	988,763
5.50% due 01/01/36	934,381	1,028,886
5.50% due 08/01/37	16,078	17,604
5.50% due 09/01/37	189,401	207,373
5.50% due 10/01/37	260,922	285,681
5.50% due 01/01/38	68,149	74,679
5.50% due 07/01/38	77,144	84,464
5.50% due 01/01/40	2,693,361	2,955,517
6.00% due 08/01/36	217,809	242,568
6.00% due 02/01/39	639,102	708,955
6.00% due 04/01/40	780,085	865,348
6.50% due 12/01/28	137,921	155,514
6.50% due 05/01/36	2,343	2,651
7.00% due 06/01/32	44,967	52,070
7.50% due 04/01/31	58,096	67,603
8.00% due 04/01/30	9,211	10,943
8.00% due 07/01/30	63	75
8.00% due 12/01/30	28,711	34,111
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA
5.00% due 12/15/40	382,533	423,378

		10,649,982

Federal National Mtg. Assoc. - 5.4%
4.50% due 10/01/24	345,707	369,039
4.50% due 01/01/25	1,172,223	1,269,287
4.50% due 03/01/25	418,675	446,801
4.50% due 05/01/25	376,051	401,313
4.50% due 07/01/25	524,920	560,183
4.50% due 01/01/39	101,488	107,473
4.50% due 11/01/40	69,222	73,250
5.00% due 03/15/16	74,000	86,874
5.00% due 11/01/33	14,333	15,522
5.00% due 07/01/40	2,182,450	2,357,274
5.50% due 03/01/18	12,538	13,630
5.50% due 11/01/22	69,756	75,750
5.50% due 05/01/34	241,454	266,101
5.50% due 03/01/35	265,257	292,086
6.00% due 05/01/17	45,176	49,125
6.00% due 12/01/33	120,653	135,084
6.00% due 10/01/36	54,935	61,059
6.50% due 02/01/17	29,566	32,487
6.50% due 08/01/31	41,108	46,963
6.50% due 07/01/32	65,742	74,941
6.50% due 07/01/36	83,207	93,809
7.00% due 09/01/31	32,925	38,027
7.50% due 06/01/15	8,712	9,581
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D
4.50% due 05/25/41	391,997	429,430

		7,305,089

Government National Mtg. Assoc. - 0.1%
6.00% due 02/15/29	3,776	4,285
6.00% due 04/15/29	22,106	25,084
6.00% due 06/15/29	20,022	22,697
6.50% due 02/15/29	55,633	64,223

		116,289

Total U.S. Government Agencies
(cost $17,434,749)		18,071,360

U.S. GOVERNMENT TREASURIES - 6.8%
United States Treasury Bonds - 0.3%
2.13% due 02/15/40 TIPS(8)	68,928	84,723
4.38% due 05/15/41	177,000	202,858
4.75% due 02/15/41	28,000	34,055
5.25% due 11/15/28	50,000	64,578

		386,214

United States Treasury Notes - 6.5%
0.50% due 05/31/13	400,000	402,172
0.63% due 07/15/14	60,000	60,548
0.75% due 06/15/14	1,246,000	1,261,964
1.38% due 11/30/15	18,000	18,508
1.50% due 06/30/16	50,000	51,422
1.50% due 07/31/16	66,000	67,835
1.75% due 01/31/14	500,000	518,242
2.13% due 11/30/14	136,000	143,554
2.13% due 05/31/15	195,000	206,501
2.13% due 12/31/15	576,000	610,515
2.13% due 02/29/16	500,000	529,883
2.13% due 08/15/21	35,000	34,705
2.38% due 05/31/18	1,111,000	1,175,227
2.63% due 08/15/20	350,000	367,035
2.63% due 11/15/20	223,000	232,983
2.75% due 05/31/17	401,000	435,586
2.75% due 02/15/19	100,000	107,891
3.00% due 02/28/17	162,000	178,289
3.13% due 05/15/21	857,000	928,242
3.50% due 05/15/20	250,000	281,387
3.75% due 11/15/18	1,000,000	1,150,234

		8,762,723

Total U.S. Government Treasuries
(cost $8,780,362)		9,148,937

Total Long-Term Investment Securities
(cost $127,440,756)		128,268,316

SHORT-TERM INVESTMENT SECURITIES - 4.4%
Time Deposits - 4.3%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/01/11	5,867,000	5,867,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills
0.04% due 09/22/11(9)	150,000	149,997

Total Short-Term Investment Securities
(cost $6,016,997)		6,016,997

TOTAL INVESTMENTS
(cost $133,457,753)(10)	99.6%	134,285,313
Other assets less liabilities	0.4	494,991

NET ASSETS	100.0%	$134,780,304

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $5,624,003 representing 4.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the current rate.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $4,056 representing 0.0% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	See Note 5 for cost of investments on a tax basis.
(11)	Bond in default
(12)	Company has filed Chapter 11 bankruptcy protection.

TIPS-	Treasury Inflation Protected Securities
FRS-	Floating Rate Securities
VRS-	Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2011	Unrealized Appreciation (Depreciation)

31	Long	S&P 500 E-Mini Index	September 2011	$1,990,991	$1,887,435	$(103,556)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$66,406,843	$—	$—	$66,406,843
Exchange - Traded Funds	5,331,009	—	—	5,331,009
Preferred Stock	1,171,550	—	—	1,171,550
Warrants	—	—	2,925	2,925
Asset Backed Securities	—	5,425,746	—	5,425,746
U.S. Corporate Bonds & Notes	—	19,264,158	104,325	19,368,483
Foreign Corporate Bonds & Notes	—	3,236,554	—	3,236,554
Foreign Government Agencies	—	104,909	—	104,909
U.S. Government Agencies	—	18,071,360	—	18,071,360
U.S. Government Treasuries	—	9,148,937	—	9,148,937
Short-Term Investment Securities:
Time Deposit	—	5,867,000	—	5,867,000
U.S. Government Treasuries	—	149,997	—	149,997

Total	$72,909,402	$61,268,661	$107,250	$134,285,313

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$103,556	$—	$—	$103,556

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Warrants	U.S. Corporate Bonds & Notes
Balance as of 5/31/2011	$2,790	$113,955
Accrued discounts	—	308
Accrued premiums	—	—
Realized gain	—	164
Realized loss	—	(1)
Change in unrealized appreciation (1)	135	—
Change in unrealized depreciation (1)	—	(7,839)
Net purchases	—	—
Net sales	—	(2,263)
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 8/31/2011	$2,925	$104,324

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Warrants	U.S. Corporate Bonds & Notes
$135	$(7,839)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.2%
Advertising Agencies - 0.3%

Omnicom Group, Inc.#	23,700	$961,035

Aerospace/Defense - 0.2%

Boeing Co.	12,800	855,808

Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	67,600	5,019,300

Agricultural Chemicals - 1.2%

Monsanto Co.	30,100	2,074,793
Potash Corp. of Saskatchewan, Inc.	46,600	2,701,868

		4,776,661

Apparel Manufacturers - 1.4%

Coach, Inc.	37,800	2,125,116
Ralph Lauren Corp.#	25,400	3,482,594

		5,607,710

Applications Software - 0.3%

Intuit, Inc.†#	7,200	355,176
Microsoft Corp.	30	798
Salesforce.com, Inc.†	5,800	746,750

		1,102,724

Athletic Footwear - 1.0%

NIKE, Inc., Class B#	46,100	3,994,565

Auto-Cars/Light Trucks - 0.0%

General Motors Co.†	3,700	88,911

Auto/Truck Parts & Equipment-Original - 0.7%

Johnson Controls, Inc.	78,800	2,512,144

Banks-Fiduciary - 0.4%

Northern Trust Corp.	12,200	468,846
State Street Corp.	25,900	919,968

		1,388,814

Banks-Super Regional - 0.6%

US Bancorp	56,700	1,316,007
Wells Fargo & Co.	32,200	840,420

		2,156,427

Beverages-Non-alcoholic - 0.1%

Coca-Cola Co.	4,400	309,980
Hansen Natural Corp.†	1,600	136,512

		446,492

Broadcast Services/Program - 0.7%

Discovery Communications, Inc., Class C†	64,750	2,558,273

Cable/Satellite TV - 0.0%

DIRECTV, Class A†	900	39,573

Casino Hotels - 1.2%

Las Vegas Sands Corp.†	84,000	3,911,880
Wynn Resorts, Ltd.#	5,900	912,848

		4,824,728

Chemicals-Specialty - 0.0%

Ecolab, Inc.	800	42,880

Coal - 0.8%

Peabody Energy Corp.	64,700	3,157,360

Commercial Services-Finance - 3.6%

Automatic Data Processing, Inc.	1,700	85,051
Mastercard, Inc., Class A	27,300	9,001,083
Visa, Inc., Class A	56,200	4,938,856
Western Union Co.	1,500	24,780

		14,049,770

Computer Aided Design - 0.1%

Autodesk, Inc.†	15,800	445,560

Computer Services - 1.5%

Accenture PLC, Class A	76,600	4,104,994
International Business Machines Corp.	9,700	1,667,527

		5,772,521

Computers - 8.4%

Apple, Inc.†	85,100	32,749,033

Computers-Memory Devices - 0.9%

EMC Corp.†	161,900	3,657,321
NetApp, Inc.†#	100	3,762

		3,661,083

Cosmetics & Toiletries - 0.0%

Procter & Gamble Co.	876	55,784

Cruise Lines - 0.9%

Carnival Corp.#	100,300	3,312,909

Data Processing/Management - 0.0%

Fiserv, Inc.†	2,700	150,741

Distribution/Wholesale - 2.3%

Fastenal Co.#	137,800	4,613,544
Fossil, Inc.†	19,600	1,893,556
WW Grainger, Inc.#	16,700	2,573,470

		9,080,570

Diversified Banking Institutions - 0.9%

Credit Suisse Group AG†	900	25,754
Goldman Sachs Group, Inc.	3,500	406,770
JPMorgan Chase & Co.	82,500	3,098,700

		3,531,224

Diversified Manufacturing Operations - 5.0%

3M Co.	53,500	4,439,430
Danaher Corp.	275,580	12,624,320
Eaton Corp.	13,500	579,825
Honeywell International, Inc.	36,000	1,721,160

		19,364,735

E-Commerce/Products - 5.1%

Amazon.com, Inc.†	91,700	19,742,093

E-Commerce/Services - 3.4%

eBay, Inc.†	115,140	3,554,372
Liberty Media Corp.-Interactive, Class A†	96,600	1,528,212
priceline.com, Inc.†	15,300	8,220,078

		13,302,662

Electric Products-Misc. - 0.5%

Emerson Electric Co.	39,600	1,843,380

Electronic Components-Semiconductors - 1.9%

Altera Corp.	25,100	913,389
Broadcom Corp., Class A†	110,700	3,946,455
Xilinx, Inc.#	85,730	2,669,632

		7,529,476

Engineering/R&D Services - 0.1%

McDermott International, Inc.†	22,400	322,336

Engines-Internal Combustion - 0.2%

Cummins, Inc.	8,600	799,112

Finance-Credit Card - 1.3%

American Express Co.	104,400	5,189,724

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.#	6,700	82,611
TD Ameritrade Holding Corp.	19,300	296,834

		379,445

Finance-Other Services - 1.0%

CME Group, Inc.	1,100	293,832
IntercontinentalExchange, Inc.†	28,700	3,385,165

		3,678,997

Food-Retail - 0.4%

Whole Foods Market, Inc.	22,300	1,472,469

Hotels/Motels - 1.6%

Marriott International, Inc., Class A#	117,290	3,434,251
Starwood Hotels & Resorts Worldwide, Inc.	61,000	2,718,160

		6,152,411

Industrial Gases - 2.8%

Air Products & Chemicals, Inc.	28,300	2,316,921
Praxair, Inc.#	87,900	8,657,271

		10,974,192

Instruments-Scientific - 0.5%

Thermo Fisher Scientific, Inc.†	34,400	1,889,592

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.	27,600	820,272

Insurance-Life/Health - 0.5%

Prudential Financial, Inc.	36,100	1,812,581

Internet Application Software - 1.0%

Tencent Holdings, Ltd.	166,000	3,944,335

Investment Management/Advisor Services - 3.4%

Ameriprise Financial, Inc.	32,840	1,500,788
Franklin Resources, Inc.#	76,300	9,149,896
Invesco, Ltd.	148,600	2,719,380

		13,370,064

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	8,900	809,900
Joy Global, Inc.	19,300	1,610,585

		2,420,485

Machinery-Farming - 0.3%

Deere & Co.#	15,000	1,212,300

Machinery-General Industrial - 0.3%

Roper Industries, Inc.#	12,800	984,960

Medical Information Systems - 0.0%

Cerner Corp.†#	200	13,192

Medical Instruments - 0.1%

Edwards Lifesciences Corp.†#	6,600	497,970
Intuitive Surgical, Inc.†	100	38,135

		536,105

Medical Products - 0.9%

Baxter International, Inc.	20,200	1,130,796
Covidien PLC	6,500	339,170
Stryker Corp.	41,500	2,026,860

		3,496,826

Medical-Biomedical/Gene - 1.9%

Alexion Pharmaceuticals, Inc.†	14,100	817,024
Amgen, Inc.	1,000	55,405
Biogen Idec, Inc.†	17,500	1,648,500
Celgene Corp.†	74,500	4,430,515
Vertex Pharmaceuticals, Inc.†	11,400	516,078

		7,467,522

Medical-Drugs - 0.9%

Allergan, Inc.	38,800	3,174,228
Shire PLC ADR	1,600	155,360

		3,329,588

Medical-HMO - 0.3%

UnitedHealth Group, Inc.	25,500	1,211,760

Medical-Wholesale Drug Distribution - 2.5%

Cardinal Health, Inc.	63,300	2,690,250
McKesson Corp.#	85,300	6,818,029

		9,508,279

Metal Processors & Fabrication - 1.6%

Precision Castparts Corp.	38,300	6,275,455

Metal-Copper - 0.0%

Freeport-McMoRan Copper & Gold, Inc.	2,700	127,278

Multimedia - 0.5%

Time Warner, Inc.	1,100	34,826
Walt Disney Co.	57,600	1,961,856

		1,996,682

Networking Products - 0.6%

Juniper Networks, Inc.†	115,270	2,412,601

Oil Companies-Exploration & Production - 2.7%

Cimarex Energy Co.#	4,500	319,905
Concho Resources, Inc.†#	19,100	1,660,745
EOG Resources, Inc.#	38,400	3,555,456
EQT Corp.#	21,100	1,262,202
Occidental Petroleum Corp.	19,100	1,656,734
Range Resources Corp.#	30,600	1,981,656

		10,436,698

Oil Companies-Integrated - 0.0%

Exxon Mobil Corp.	800	59,232

Oil Field Machinery & Equipment - 0.9%

Cameron International Corp.†	38,200	1,984,872
FMC Technologies, Inc.†#	36,900	1,640,574

		3,625,446

Oil-Field Services - 3.8%

Baker Hughes, Inc.	23,700	1,448,307
Halliburton Co.	69,200	3,070,404
Schlumberger, Ltd.	128,400	10,030,608

		14,549,319

Pharmacy Services - 1.2%

Express Scripts, Inc.†	98,400	4,618,896

Real Estate Management/Services - 0.2%

CB Richard Ellis Group, Inc., Class A†#	59,700	905,052

Retail-Apparel/Shoe - 0.0%

Limited Brands, Inc.	1,100	41,514

Retail-Auto Parts - 0.8%

O’Reilly Automotive, Inc.†	47,100	3,055,848

Retail-Automobile - 0.0%

CarMax, Inc.†#	2,700	75,897

Retail-Bedding - 0.8%

Bed Bath & Beyond, Inc.†#	54,500	3,098,870

Retail-Building Products - 0.0%

Home Depot, Inc.	3,400	113,492

Retail-Discount - 0.1%

Costco Wholesale Corp.	900	70,686
Dollar Tree, Inc.†	3,150	224,973

		295,659

Retail-Jewelry - 0.3%

Tiffany & Co.	16,300	1,172,948

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.#	800	37,072

Retail-Restaurants - 3.4%

Chipotle Mexican Grill, Inc.†#	5,800	1,817,546
McDonald’s Corp.	46,300	4,188,298
Starbucks Corp.	180,900	6,986,358
Yum! Brands, Inc.	4,200	228,354

		13,220,556

Semiconductor Components-Integrated Circuits - 0.0%

Marvell Technology Group, Ltd.†	1,400	18,410

Telecom Equipment-Fiber Optics - 0.7%

Corning, Inc.	187,300	2,815,119

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.#	8,100	502,038

Toys - 0.1%

Hasbro, Inc.#	3,400	131,716
Mattel, Inc.#	2,700	72,549

		204,265

Transport-Rail - 1.5%

Norfolk Southern Corp.	4,900	331,632
Union Pacific Corp.	57,500	5,299,775

		5,631,407

Transport-Services - 1.8%

C.H. Robinson Worldwide, Inc.#	500	35,250
Expeditors International of Washington, Inc.	33,600	1,528,800
FedEx Corp.	67,500	5,313,600

		6,877,650

Web Portals/ISP - 8.3%

Baidu, Inc. ADR†	70,900	10,335,802
Facebook, Inc., Class A†(1)(2)(3)	14,555	453,346
Facebook, Inc., Class B†(1)(2)(3)	68,686	2,139,370
Google, Inc., Class A†	35,100	18,987,696

		31,916,214

Wireless Equipment - 4.2%

American Tower Corp., Class A†	140,000	7,540,400
QUALCOMM, Inc.	170,520	8,774,959

		16,315,359

Total Long-Term Investment Securities
(cost $299,128,347)		385,510,470

SHORT-TERM INVESTMENT SECURITIES - 9.1%
Collective Investment Pool - 8.4%

Navigator Securities Lending Prime Portfolio(4)(5)
(cost $32,620,103)	32,620,103	32,620,103

Registered Investment Companies - 0.7%

T. Rowe Price Reserve Investment Fund
(cost $2,571,647)	2,571,647	2,571,647

Total Short-Term Investment Securities
(cost $35,191,750)		35,191,750

TOTAL INVESTMENTS
(cost $334,320,097)(6)	108.3%	420,702,220
Liabilities in excess of other assets	(8.3)	(32,108,983)

NET ASSETS	100.0%	$388,593,237

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs.
(2)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $2,592,716 representing 0.7% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2011, the Blue Chip Growth Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Facebook, Inc., Class A
Common Stock	8/12/2011	14,555	$ 453,346	$453,346	31.15	0.12%
Facebook, Inc., Class B
Common Stock	3/31/2011	59,883	1,497,075
	5/19/2011	2,897	72,425
	5/19/2011	5,906	148,063

		68,686	1,717,563	2,139,370	31.15	0.55

				$2,592,716		0.67%

(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	At August 31, 2011, the Fund had loaned securities with a total value of $32,339,892. This was secured by collateral of $32,620,103, which was received in cash and subsequently invested in short-term investments currently valued at $32,620,103 as reported in the portfolio of investments. The remaining collateral of $169,047 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.71%	02/15/41
Federal National Mtg. Assoc.	2.00%	10/21/25

(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$32,749,033	$—	$—	$32,749,033
Diversified Manufacturing Operations	19,364,735	—	—	19,364,735
E-Commerce/Products	19,742,093	—	—	19,742,093
Web Portals/ISP	29,323,498	—	2,592,716	31,916,214
Other Industries*	281,738,395	—	—	281,738,395
Short-Term Investment Securities:
Collective Investment Pool	—	32,620,103	—	32,620,103
Registered Investment Companies	—	2,571,647	—	2,571,647

Total	$382,917,754	$35,191,750	$2,592,716	$420,702,220

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$1,946,925
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	192,445
Change in unrealized depreciation (1)	—
Net purchases	453,346
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 8/31/2011	$2,592,716

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock
$192,445

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.6%
Aerospace/Defense - 1.4%

Raytheon Co.	8,560	370,049

Aerospace/Defense-Equipment - 1.1%

Goodrich Corp.	3,300	294,294

Apparel Manufacturers - 1.1%

Hanesbrands, Inc.†	10,500	299,880

Applications Software - 1.7%

Microsoft Corp.	17,135	455,791

Banks-Fiduciary - 1.0%

State Street Corp.	7,610	270,307

Banks-Super Regional - 7.1%

Capital One Financial Corp.	15,825	728,741
Fifth Third Bancorp	22,800	242,136
PNC Financial Services Group, Inc.	10,025	502,653
Wells Fargo & Co.	14,845	387,455

		1,860,985

Beverages-Wine/Spirits - 0.6%

Diageo PLC ADR	1,900	152,494

Building Products-Wood - 0.9%

Masco Corp.	25,800	228,846

Casino Services - 1.3%

International Game Technology	22,100	337,246

Cellular Telecom - 0.9%

Vodafone Group PLC ADR	9,135	240,616

Commercial Services-Finance - 0.8%

Western Union Co.	13,500	223,020

Computer Services - 1.6%

International Business Machines Corp.	2,500	429,775

Computers - 0.8%

Hewlett-Packard Co.	7,815	203,424

Containers-Paper/Plastic - 0.1%

Sonoco Products Co.	700	22,113

Cruise Lines - 2.4%

Carnival Corp.	10,500	346,815
Royal Caribbean Cruises, Ltd.	11,200	290,752

		637,567

Data Processing/Management - 0.6%

Dun & Bradstreet Corp.	2,400	160,536

Diversified Banking Institutions - 3.3%

Bank of America Corp.	29,726	242,861
Citigroup, Inc.	9,610	298,391
JPMorgan Chase & Co.	8,705	326,960

		868,212

Diversified Manufacturing Operations - 6.1%

Eaton Corp.	5,600	240,520
General Electric Co.	17,315	282,408
Honeywell International, Inc.	7,600	363,356
Illinois Tool Works, Inc.	8,200	381,628
ITT Corp.	3,700	175,158
SPX Corp.	3,000	170,670

		1,613,740

Electric Products-Misc. - 1.8%

Emerson Electric Co.	4,740	220,647
Molex, Inc.	11,300	246,905

		467,552

Electric-Integrated - 3.8%

Dominion Resources, Inc.	4,400	214,456
Entergy Corp.	2,645	172,481
MDU Resources Group, Inc.	8,150	173,921
Pinnacle West Capital Corp.	4,600	203,504
Xcel Energy, Inc.	9,200	226,964

		991,326

Electronic Components-Semiconductors - 2.6%

Intel Corp.	15,380	309,600
Microchip Technology, Inc.	6,500	213,330
Texas Instruments, Inc.	6,420	168,268

		691,198

Electronics-Military - 1.7%

L-3 Communications Holdings, Inc.	6,400	434,048

Finance-Consumer Loans - 2.1%

SLM Corp.	40,505	556,134

Finance-Credit Card - 3.5%

American Express Co.	10,055	499,834
Discover Financial Services	16,300	410,108

		909,942

Gas-Distribution - 1.2%

CenterPoint Energy, Inc.	16,400	328,164

Home Decoration Products - 0.3%
Newell Rubbermaid, Inc.	5,300	73,352

Insurance Brokers - 1.3%
Willis Group Holdings PLC	8,800	344,344

Insurance-Multi-line - 1.1%
XL Group PLC	13,420	279,270

Insurance-Property/Casualty - 0.5%
Chubb Corp.	2,000	123,780

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	4,000	182,800

Medical Instruments - 1.6%

Medtronic, Inc.	11,830	414,878

Medical Products - 3.0%

Baxter International, Inc.	6,400	358,272
Johnson & Johnson	6,685	439,873

		798,145

Medical-Drugs - 1.8%

Pfizer, Inc.	24,841	471,482

Medical-HMO - 5.9%

CIGNA Corp.	7,000	327,180
Coventry Health Care, Inc.†	11,500	378,120
UnitedHealth Group, Inc.	8,820	419,126
WellPoint, Inc.	6,815	431,390

		1,555,816

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	5,100	216,750

Office Automation & Equipment - 1.0%

Xerox Corp.	30,100	249,830

Oil & Gas Drilling - 1.3%

Seadrill, Ltd.	10,700	346,359

Oil Companies-Exploration & Production - 1.8%

Occidental Petroleum Corp.	5,565	482,708

Oil Companies-Integrated - 6.6%

BP PLC ADR	6,835	269,231
Chevron Corp.	1,545	152,816
ConocoPhillips	7,665	521,756

Marathon Oil Corp.	11,765	316,714
Marathon Petroleum Corp.	4,000	148,240
Murphy Oil Corp.	6,100	326,838

		1,735,595

Pharmacy Services - 1.1%

Omnicare, Inc.	9,700	288,187

Pipelines - 2.2%

Oneok, Inc.	1,900	134,710
Spectra Energy Corp.	16,825	436,945

		571,655

Real Estate Investment Trusts - 2.3%

Annaly Capital Management, Inc.	10,200	184,926
Essex Property Trust, Inc.	2,900	416,295

		601,221

Retail-Drug Store - 1.0%

Walgreen Co.	7,100	249,991

Savings & Loans/Thrifts - 0.9%

New York Community Bancorp, Inc.	19,000	243,390

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	11,070	125,312

Telephone-Integrated - 2.7%

AT&T, Inc.	13,610	387,613
Verizon Communications, Inc.	8,705	314,860

		702,473

Tobacco - 6.2%

Altria Group, Inc.	10,170	276,522
Imperial Tobacco Group PLC ADR	3,800	251,560
Lorillard, Inc.	2,400	267,408
Philip Morris International, Inc.	7,600	526,832
Reynolds American, Inc.	7,900	296,803

		1,619,125

Tools-Hand Held - 2.5%

Stanley Black & Decker, Inc.	10,760	666,905

Total Long-Term Investment Securities (cost $24,965,033)		25,390,627

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Time Deposits - 4.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 09/01/11 (cost $1,060,000)	$1,060,000	1,060,000

TOTAL INVESTMENTS (cost $26,025,033) (1)	100.6%	26,450,627
Liabilities in excess of other assets	(0.6)	(168,495)

NET ASSETS	100.0%	$26,282,132

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$1,860,985	$—	$—	$1,860,985
Diversified Manufacturing Operations	1,613,740	—	—	1,613,740
Medical-HMO	1,555,816	—	—	1,555,816
Oil Companies-Integrated	1,735,595	—	—	1,735,595
Tobacco	1,619,125	—	—	1,619,125
Other Industries*	17,005,366	—	—	17,005,366
Short-Term Investment Securities:
Time Deposits	—	1,060,000	—	1,060,000

Total	$25,390,627	$1,060,000	$—	$26,450,627

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 11.3%
Diversified Financial Services - 11.3%
AH Mtg. Advance Trust Series SART-1, Class B1 5.92% due 05/10/43*	$150,000	$152,063
Americredit Automobile Receivable Trust Series 2011-2, Class B 2.33% due 03/18/16	240,000	242,991
Banc of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(2)	500,000	424,698
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.81% due 12/25/34	623,629	574,098
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.07% due 08/25/34	1,628,607	1,266,659
Citigroup Mtg. Loan Trust, Inc. VRS Series 2008-AR4, Class 1A1B 5.24% due 11/25/38*(7)	800,000	512,709
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.79% due 02/25/34	95,386	83,571
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	239,000	240,793
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	483,298	498,605
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/27*(2)	1,000,000	947,737
Ford Credit Floorplan Master Owner Trust Series 2011-1, Class D 2.96% due 02/15/16*	640,000	650,074
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(2)	1,000,000	922,673
Harborview Mtg. Loan Trust VRS Series 2004-6, Class 4A 2.63% due 08/19/34(7)	1,813,806	1,547,608
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.37% due 09/15/45(2)	500,000	424,193
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	406,961	425,143
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.17% due 08/12/49(2)	400,000	343,577
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.47% due 09/15/42(2)	400,000	379,730
Morgan Stanley Capital I VRS
Series 2006-HQ8, Class AM 5.65% due 03/12/44(2)	1,800,000	1,784,048
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.79% due 06/11/42(2)	2,500,000	2,038,977
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.08% due 06/11/49(2)	500,000	429,195
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 5.98% due 08/12/45*(2)	3,500,000	3,322,238
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	445,217	451,191
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	721,548	736,880

Total Asset Backed Securities (cost $19,521,673)		18,399,451

U.S. CORPORATE BONDS & NOTES - 19.7%
Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19#	169,000	184,621
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	157,000	180,308

		364,929

Auto-Cars/Light Trucks - 0.4%

Daimler Finance North America LLC FRS Company Guar. Notes 0.86% due 03/28/14*	462,000	462,112
Daimler Finance North America LLC Company Guar. Notes 3.00% due 03/28/16*	193,000	200,908

		663,020

Banks-Commercial - 0.6%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	335,000	349,712
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	168,000	151,927
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	52,633
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	153,000	160,844
Zions Bancorp Senior Notes 7.75% due 09/23/14	256,000	272,567

		987,683

Banks-Fiduciary - 0.2%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.35% due 06/15/37	509,000	385,995

Banks-Money Center - 0.2%

Chase Capital III FRS Ltd. Guar. Notes 0.88% due 03/01/27#	103,000	82,084
Comerica Bank Sub. Notes 5.20% due 08/22/17	141,000	155,364

		237,448

Banks-Super Regional - 1.5%

Bank of America NA Sub. Notes 5.30% due 03/15/17	192,000	187,929
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40#	112,000	113,478
Capital One Financial Corp. FRS Senior Notes 1.40% due 07/15/14	127,000	126,563
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	168,000	170,325
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20#	171,000	195,844
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	170,000	189,139
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(3)	165,000	128,700
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17#	135,000	147,398
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	30,000	31,424
Wachovia Capital Trust III Ltd. FRS Guar. Notes 5.57% due 10/17/11#	245,000	214,375
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17#	280,000	254,019
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15#	330,000	313,148
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18#(3)	165,000	169,538
Wells Fargo Bank NA FRS Sub. Notes 0.50% due 05/16/16	290,000	264,233

		2,506,113

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 3.00% due 08/25/21#	188,000	188,483

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	104,000	106,562
COX Communications, Inc. Notes 7.13% due 10/01/12	120,000	127,737
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	108,000	119,627
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	155,000	186,297

		540,223

Chemicals-Diversified - 0.1%

PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	51,000	51,097
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	105,000	115,538

		166,635

Chemicals-Specialty - 0.4%

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	382,000	467,247
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	157,000	194,158

		661,405

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 6.22% due 08/01/27#	310,000	380,344

Diversified Banking Institutions - 2.2%

BAC Capital Trust XV FRS Ltd. Guar. Notes 1.05% due 06/01/56	155,000	89,582
Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14	184,000	175,787
Bank of America Corp. Sub. Notes 5.42% due 03/15/17#	148,000	144,397
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15#	150,000	149,602

Citigroup, Inc. Sub. Notes 5.50% due 02/15/17#	634,000	645,806
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	82,000	88,912
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/21#	185,000	187,555
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	99,000	102,562
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	185,000	196,853
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	174,000	165,165
JPMorgan Chase & Co. FRS Sub. Notes 1.51% due 09/01/15#	122,000	119,535
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	195,000	200,948
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21#	205,000	211,511
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18#(3)	160,000	169,710
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	73,000	50,385
Morgan Stanley Senior Notes 5.55% due 04/27/17	313,000	319,762
Morgan Stanley Senior Notes 5.63% due 09/23/19	145,000	147,386
Morgan Stanley Senior Notes 6.63% due 04/01/18	259,000	277,521
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	44,000	42,419

		3,485,398

Diversified Financial Services - 0.3%

General Electric Capital Corp. Senior Notes 4.38% due 09/16/20#	270,000	275,144
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	244,000	254,592

		529,736

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	218,610
Harsco Corp.
Senior Notes 2.70% due 10/15/15	201,000	206,088
Illinois Tool Works, Inc. Senior Notes 3.38% due 09/15/21*	54,000	54,247
Illinois Tool Works, Inc. Senior Notes 4.88% due 09/15/41*	80,000	80,648
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	135,000	140,245

		699,838

E-Commerce/Services - 0.1%

Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	170,000	187,216

Electric-Distribution - 0.2%

Oglethorpe Power Corp.
1st. Mtg. Notes 5.25% due 09/01/50	104,000	104,115
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	175,000	183,261

		287,376

Electric-Integrated - 1.3%

Arizona Public Service Co. Senior Notes 5.05% due 09/01/41	64,000	62,330
Cleco Power LLC Senior Notes 6.00% due 12/01/40	182,000	203,060
Commonwealth Edison Co. 1st. Mtg. Notes 1.95% due 09/01/16	83,000	82,871
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	371,464
Duke Energy Corp. Senior Notes 3.55% due 09/15/21#	137,000	135,401
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	54,000	56,634
Exelon Corp. Senior Notes 5.63% due 06/15/35	135,000	137,698
Georgia Power Co. Senior Notes 3.00% due 04/15/16	112,000	117,902

Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	81,000	85,364
Nevada Power Co. Senior Notes 5.45% due 05/15/41	97,000	108,189
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	126,000	128,938
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	270,000	345,047
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34#	125,000	144,028
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	31,000	34,147
SCANA Corp. Senior Notes 4.75% due 05/15/21	113,000	119,097
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09(1)(4)†	175,000	0

		2,132,170

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20#	235,000	225,894

Electronic Components-Semiconductors - 0.2%

National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	211,000	257,839

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	162,000	168,283

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13#	121,000	126,483

Finance-Credit Card - 0.1%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	105,000	104,869

Finance-Investment Banker/Broker - 0.7%

GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	151,000	149,490
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	336,000	334,960
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(3)(5)(6)	78,000	8
Lehman Brothers Holdings, Inc.
Senior Notes 5.50% due 04/04/16†(5)(6)	89,000	22,139
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(6)	87,000	43
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(6)	112,000	56
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	176,000	177,746
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	215,000	188,980
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	60,000	59,835
MF Global Holdings, Ltd. Senior Notes 6.25% due 08/08/16	101,000	98,647
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	148,000	153,642

		1,185,546

Finance-Leasing Companies - 0.1%

Boeing Capital Corp. Senior Notes 2.13% due 08/15/16#	69,000	70,045
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	83,000	85,397

		155,442

Food-Misc. - 0.4%

Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20#	138,000	156,740
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40#	391,000	455,458

		612,198

Food-Retail - 0.1%

Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	146,000	174,523

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/24	192,000	233,326

Gold Mining - 0.1%

Barrick North America Finance LLC Company Guar. Notes 4.40% due 05/30/21*	133,000	139,215

Independent Power Producers - 0.0%

Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(4)	630,000	0

Insurance-Life/Health - 0.7%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	139,000	147,756
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	192,371
Protective Life Corp. Senior Notes 8.45% due 10/15/39#	432,000	492,470
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16#	135,000	134,511
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	207,000	221,442

		1,188,550

Insurance-Multi-line - 0.1%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21#	135,000	119,816

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	150,000	158,027

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	285,000	304,937

Medical Products - 0.4%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	234,000	296,135
Johnson & Johnson Notes 5.55% due 08/15/17	280,000	337,633

		633,768

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 2.30% due 06/15/16#	130,000	132,942
Amgen, Inc. Senior Notes 5.65% due 06/15/42	113,000	123,658
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15#	150,000	161,350

		417,950

Medical-HMO - 0.2%

Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	281,000	302,591

Metal-Aluminum - 0.2%

Alcoa, Inc. Senior Notes 5.55% due 02/01/17#	112,000	119,498
Alcoa, Inc. Senior Notes 5.90% due 02/01/27#	130,000	130,344

		249,842

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17#	125,000	134,844

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/40	62,000	61,398

Multimedia - 0.7%

Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	160,000	181,883
NBCUniversal Media LLC Senior Notes 2.88% due 04/01/16	130,000	133,207
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/21	151,000	154,978
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	173,000	181,691
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	307,000	351,959
Walt Disney Co. Senior Notes 2.75% due 08/16/21	108,000	106,517

		1,110,235

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	248,000	260,399
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	58,000	60,264
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	129,000	143,255
Waste Management, Inc. Company Guar. Notes 2.60% due 09/01/16	91,000	92,223

		556,141

Office Automation & Equipment - 0.1%

Xerox Corp. Senior Notes 4.50% due 05/15/21	162,000	167,525

Oil Companies-Exploration & Production - 0.7%

Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	363,000	408,044
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	127,000	135,330
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41#	161,000	174,592
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28#	378,000	426,702

		1,144,668

Oil Companies-Integrated - 0.1%

Hess Corp. Senior Notes 5.60% due 02/15/41	78,000	80,601

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp. Senior Notes 4.50% due 06/01/21	189,000	203,018

Oil Refining & Marketing - 0.1%

Sunoco Logistics Partners Operations LP Company Guar. Notes 6.10% due 02/15/42	107,000	105,922

Paper & Related Products - 0.1%

Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	152,000	156,749

Pipelines - 0.9%

Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41#	450,000	431,806
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	102,000	106,012
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	340,000	376,803
Kinder Morgan Energy Partners LP Senior Notes 5.63% due 09/01/41	96,000	92,654
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	28,000	29,754
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	230,000	264,440
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	216,000	228,030

		1,529,499

Real Estate Investment Trusts - 0.7%

BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16#	150,000	151,428
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	150,000	147,096
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	245,000	256,490
HCP, Inc. Senior Notes 3.75% due 02/01/16	160,000	161,595
HCP, Inc. Senior Notes 5.38% due 02/01/21	171,000	174,213
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	76,000	75,774
National Retail Properties, Inc. Senior Notes 5.50% due 07/15/21	103,000	106,253

		1,072,849

Retail-Discount - 0.3%

Target Corp. Senior Notes 1.13% due 07/18/14#	68,000	68,498
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	199,000	207,017
Wal-Mart Stores, Inc. Senior Notes 4.25% due 04/15/21#	135,000	147,577

Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35#	106,000	114,285

		537,377

Retail-Drug Store - 0.3%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	243,000	285,341
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/33*	167,723	181,119

		466,460

Schools - 0.1%

Massachusetts Institute of Technology Notes 5.60% due 07/01/11	120,000	144,874

Special Purpose Entities - 0.2%

FUEL Trust Sec. Notes 3.98% due 06/15/16*	187,000	186,460
FUEL Trust Sec. Notes 4.21% due 04/15/16*	161,000	161,893

		348,353

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/20	81,000	93,685

Telecom Services - 0.4%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	130,000	143,487
Embarq Corp. Senior Notes 7.08% due 06/01/16	212,000	230,825
Qwest Corp. Senior Notes 7.50% due 10/01/14#	250,000	276,875

		651,187

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 5.35% due 09/01/40	152,000	154,865
AT&T, Inc. Senior Notes 5.55% due 08/15/41	83,000	87,474
AT&T, Inc. Senior Notes 6.45% due 06/15/34	107,000	121,262
BellSouth Corp. Senior Notes 6.55% due 06/15/34	94,000	106,151
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	155,000	138,280
CenturyLink, Inc.
Senior Notes 6.45% due 06/15/21	284,000	276,554
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	226,000	208,357
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14#	150,000	153,341
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19#	300,000	364,874

		1,611,158

Transport-Rail - 0.2%

Burlington Northern Santa Fe LLC Senior Notes 4.95% due 09/15/41	61,000	60,310
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	123,508
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	120,000	129,144

		312,962

Transport-Services - 0.2%

Ryder System, Inc. Senior Notes 3.15% due 03/02/15	105,000	110,373
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	125,000	129,707

		240,080

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/37	9,930	11,210

Total U.S. CORPORATE BONDS & NOTES (cost $31,420,843)		31,903,906

FOREIGN CORPORATE BONDS & NOTES - 4.9%
Banks-Commercial - 1.1%

Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(3)	231,000	189,420
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	150,000	148,479
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(3)	137,000	106,175

Dresdner Bank AG Sub. Notes 7.25% due 09/15/15#	199,000	196,866
Groupe BPCE SA FRS Jr. Sub Notes 3.35% due 12/30/11(3)	196,000	103,044
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(3)	120,000	123,600
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	192,000	193,425
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	277,000	276,294
Toronto-Dominion Bank Senior Notes 2.50% due 07/14/16#	167,000	171,836
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/30/12(3)	580,000	353,800

		1,862,939

Banks-Money Center - 0.2%

ABN Amro Bank NV FRS Senior Notes 2.02% due 01/30/14*	84,000	83,157
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	124,000	125,532
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*#	166,000	155,563

		364,252

Cellular Telecom - 0.1%

America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40	180,000	200,154

Diversified Banking Institutions - 0.1%

Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	153,000	147,454

Diversified Minerals - 0.2%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	151,000	182,693
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17	74,000	76,010

		258,703

Gold Mining - 0.2%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20#	135,000	137,683
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	160,000	161,045

		298,728

Insurance-Multi-line - 0.2%

Aegon NV FRS Jr. Sub. Notes 3.17% due 07/15/14(3)	154,000	80,850
XL Group PLC Senior Notes 5.25% due 09/15/14	156,000	167,405
XL Group PLC Senior Notes 6.38% due 11/15/24	101,000	105,790

		354,045

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	187,000	214,498

Oil & Gas Drilling - 0.3%

Ensco PLC Senior Notes 4.70% due 03/15/21#	251,000	262,371
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	140,000	154,923

		417,294

Oil Companies-Exploration & Production - 0.2%

EnCana Corp. Senior Notes 6.50% due 08/15/34#	50,000	55,611
Nexen, Inc. Senior Notes 7.50% due 07/30/39	279,000	323,806

		379,417

Oil Companies-Integrated - 1.1%

BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	271,000	283,581
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	295,000	314,460
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21#	200,000	219,105
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	418,000	534,596
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21*	208,000	225,831

Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	195,000	210,050

		1,787,623

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 6.75% due 09/15/40#	102,000	111,365

Pipelines - 0.2%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	259,000	261,104

Special Purpose Entity - 0.3%

SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(3)	453,000	448,470

SupraNational Banks - 0.1%

Asian Development Bank Senior Notes 5.82% due 06/16/28	125,000	153,416

Telephone-Integrated - 0.4%

Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15#	179,000	176,084
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	139,000	143,331
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21#	270,000	261,140
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	122,000	128,216

		708,771

Total Foreign Corporate Bonds & Notes (cost $7,819,442)		7,968,233

FOREIGN GOVERNMENT AGENCIES - 0.2%
Regional Authority - 0.2%

Province of British Columbia Canada Senior Notes 2.85% due 06/15/15 (cost $287,167)	272,000	291,175

U.S. GOVERNMENT AGENCIES - 37.5%
Federal Home Loan Bank - 0.2%

5.50% due 07/15/36	250,000	305,750

Federal Home Loan Mtg. Corp. - 13.2%

1.00% due 07/30/14	1,000,000	1,013,922
4.00% due 03/01/40	1,125,386	1,170,607
4.50% due 01/01/39	241,458	255,623
4.50% due 06/01/40	2,269,066	2,418,844
4.50% due 08/01/40	1,003,421	1,060,875
4.50% due 06/01/41	3,138,360	3,316,832
5.00% due 10/01/33	10,666	11,530
5.00% due 07/01/35	172,813	186,704
5.00% due 05/01/36	1,104,623	1,191,519
5.00% due 11/01/36	102,898	110,992
5.00% due 03/01/38	390,042	420,298
5.00% due 06/01/39	1,441,267	1,565,903
5.00% due 07/01/40	1,834,373	1,977,527
5.50% due 11/01/18	204,241	222,766
5.50% due 02/01/35	671,968	738,566
5.50% due 07/01/36	876,204	960,170
5.50% due 07/01/37	156,111	170,925
5.50% due 09/01/37	40,671	44,531
5.50% due 10/01/37	44,374	48,585
5.50% due 01/01/38	511,115	560,094
5.50% due 07/01/38	171,222	187,470
6.00% due 10/01/33	407,292	456,390
6.00% due 07/01/36	379,357	421,769
6.00% due 11/01/37	238,382	264,660
6.00% due 01/01/38	601,854	668,201
6.50% due 02/01/35	22,967	26,123
6.50% due 01/01/36	45,299	51,749
6.50% due 03/01/36	158,759	179,578
6.75% due 09/15/29#	500,000	713,395
6.75% due 03/15/31#	250,000	354,393
7.00% due 11/01/16	20,770	22,410
7.00% due 07/01/32	18,926	21,915
7.50% due 04/01/31	63,791	74,230
8.00% due 01/01/29	7,189	8,560
8.00% due 12/01/29	5,315	6,300
8.00% due 12/01/30	32,637	38,776
8.00% due 01/01/31	227	270
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	478,166	529,223

		21,472,225

Federal National Mtg. Assoc. - 22.7%

4.00% due 07/01/40	300,302	311,782
4.00% due 08/01/40	99,592	103,368
4.00% due 09/01/40	1,323,817	1,374,013
4.38% due 07/17/13	2,000,000	2,148,548
4.50% due 11/01/22	958,161	1,028,667
4.50% due 01/01/39	376,487	398,689
4.50% due 04/01/40	1,066,012	1,134,905
4.50% due 05/01/40	3,781,036	4,028,231
4.50% due 08/01/40	1,794,064	1,898,461
4.50% due 09/01/40	1,640,037	1,735,471
4.50% due 11/01/40	889,050	940,784
4.50% due 12/01/40	1,664,041	1,760,872
4.50% due 05/01/41	2,824,949	2,989,334
5.00% due 03/15/16	1,140,000	1,338,330

5.00% due 05/11/17	500,000	594,793
5.00% due 10/01/33	30,065	32,558
5.00% due 03/01/34	316,304	342,333
5.00% due 01/01/37	202,224	218,296
5.00% due 05/01/39	2,441,183	2,657,330
5.00% due 07/01/39	4,792,425	5,216,754
5.00% due 07/01/40	1,173,949	1,267,987
5.50% due 11/01/22	140,853	152,958
5.50% due 04/01/33	430,678	474,574
5.50% due 12/01/33	336,070	370,376
5.50% due 05/01/34	222,727	245,462
5.50% due 03/01/35	364,729	401,618
5.50% due 12/01/35	459,512	505,772
6.00% due 03/01/16	768	834
6.00% due 12/01/16	24,658	26,782
6.00% due 11/01/17	68,156	74,113
6.00% due 12/01/20	193,965	210,675
6.00% due 12/01/33	273,830	306,584
6.00% due 10/01/36	55,076	61,216
6.00% due 05/01/38	921,839	1,021,731
6.50% due 03/01/17	40,757	44,784
6.50% due 08/01/31	23,894	27,297
6.50% due 07/01/32	175,095	199,595
6.50% due 07/01/36	134,600	151,752
6.50% due 10/01/37	346,046	388,843
7.00% due 09/01/31	124,817	144,158
7.50% due 08/01/15	322	354
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	489,997	536,788

		36,867,772

Government National Mtg. Assoc. - 1.4%

5.00% due 04/15/40	1,822,589	2,018,685
6.00% due 03/15/29	22,961	26,054
6.00% due 04/15/29	15,150	17,191
6.50% due 07/15/32	61,616	71,129
6.50% due 09/15/32	115,791	133,669

		2,266,728

Total U.S. Government Agencies (cost $58,600,426)		60,912,475

U.S. GOVERNMENT TREASURIES - 23.2%
United States Treasury Bonds - 3.8%

2.13% due 02/15/40 TIPS (8)	213,051	261,870
3.50% due 02/15/39	238,000	234,876
3.88% due 08/15/40	54,000	56,776
4.25% due 05/15/39	267,000	299,749
4.38% due 02/15/38	483,000	554,544
4.38% due 11/15/39#	934,000	1,069,284
4.38% due 05/15/41	403,000	461,874
4.50% due 05/15/38#	120,000	140,475
4.50% due 08/15/39	972,000	1,135,418
4.75% due 02/15/37	587,000	713,939
4.75% due 02/15/41	162,000	197,033
5.00% due 05/15/37	159,000	200,688
5.25% due 11/15/28#	502,000	648,364
8.13% due 08/15/19#	92,000	136,103

		6,110,993

United States Treasury Notes - 19.4%

0.50% due 05/31/13	1,650,000	1,658,959
0.63% due 07/15/14#	180,000	181,645
0.75% due 06/15/14#	3,210,000	3,251,127
1.38% due 11/30/15	53,000	54,495
1.50% due 12/31/13	475,000	488,990
1.50% due 06/30/16	365,000	375,381
1.50% due 07/31/16	176,000	180,895
1.75% due 07/31/15	95,000	99,267
2.00% due 11/30/13#	520,000	540,678
2.00% due 01/15/14 TIPS (8)	566,846	606,746
2.13% due 05/31/15	820,000	868,364
2.13% due 12/31/15	150,000	158,988
2.13% due 08/15/21#	105,000	104,114
2.38% due 08/31/14	4,960,000	5,260,700
2.38% due 09/30/14	16,000	16,986
2.38% due 05/31/18	2,034,000	2,151,586
2.63% due 11/15/20#	733,000	765,813
2.75% due 05/31/17	1,032,000	1,121,010
2.75% due 02/15/19	860,000	927,859
3.00% due 02/28/17#	556,000	611,904
3.13% due 05/15/19#	11,000	12,148
3.13% due 05/15/21	825,000	893,582
3.38% due 07/31/13	393,000	416,856
3.50% due 05/15/20#	310,000	348,921
3.63% due 08/15/19	52,000	59,264
3.63% due 02/15/20	1,186,000	1,348,334
3.75% due 11/15/18	355,000	408,333
3.88% due 05/15/18#	5,459,000	6,311,543
4.00% due 08/15/18#	1,403,000	1,636,139
4.25% due 08/15/15	538,000	614,455

		31,475,082

Total U.S. Government Treasuries (cost $35,218,122)		37,586,075

COMMON STOCK - 0.0%
Banks-Commercial - 0.0%

Lloyds Banking Group PLC†	49,459	26,972

Independent Power Producers - 0.0%

GenOn Energy, Inc.†#	615	1,870

Total Common Stock (cost $30,299)		28,842

PREFERRED STOCK - 0.2%
Banks-Super Regional - 0.2%

US Bancorp FRS 3.50%# (cost $304,527)	437	340,427

Total Long-Term Investment Securities (cost $153,202,499)		157,430,584

Security Description
SHORT-TERM INVESTMENT SECURITIES - 7.3%
Collective Investment Pool - 4.5%

Navigator Securities Lending Prime Portfolio(9)(11)	7,292,358	7,292,358

Time Deposits - 2.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 09/01/11	$4,576,000	4,576,000

Total Short-Term Investment Securities (cost $11,868,358)		11,868,358

TOTAL INVESTMENTS (cost $165,070,857) (10)	104.3%	169,298,942
Liabilities in excess of other assets	(4.3)	(7,040,901)

NET ASSETS	100.0%	$162,258,041

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $12,386,887 representing 7.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity—maturity date reflects the next call date.
(4)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
(5)	Bond in default
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Collateralized Mortgage Obligation
(8)	Principal amount of security is adjusted for inflation.
(9)	The security is purchased with the cash collateral received from securities loaned.
(10)	See Note 5 for cost of investments on a tax basis.
(11)	August 31, 2011, the Fund had loaned securities with a total value of $7,414,101. This was secured by collateral of $7,292,358, which was received in cash and subsequently invested in short-term investments currently valued at $7,292,358 as reported in the portfolio of investments. The remaining collateral of $266,361 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

Federal Home Loan Mtg. Corp.	3.50% to 7.00%	04/01/21 to 08/01/41
Federal National Mtg. Assoc.	1.74% to 9.00%	03/01/18 to 09/01/41
Government National Mtg. Assoc.	4.00%	04/15/41
U.S. Treasury Notes/Bonds	0.63% to 4.50%	11/30/13 to 05/15/38

TIPS –Treasury Inflation Protected Securities

FRS –Floating Rate Securities

VRS –Variable Rate Securities

The rate shown on FRS and VRS are the current interest rates at August 31, 2011 and unless noted otherwise, the date shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$18,399,451	$—	$18,399,451
U.S. Corporate Bonds & Notes	—	31,903,906	0	31,903,906
Foreign Corporate Bonds & Notes	—	7,968,233	—	7,968,233
Foreign Government Agencies	—	291,175	—	291,175
U.S. Government Agencies	—	60,912,475	—	60,912,475
U.S. Government Treasuries	—	37,586,075	—	37,586,075
Common Stock	28,842	—	—	28,842
Preferred Stock	340,427	—	—	340,427
Short-Term Investment Securities:
Collective Investment Pool	—	7,292,358	—	7,292,358
Time Deposits	—	4,576,000	—	4,576,000

Total	$369,269	$168,929,673	$0	$169,298,942

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes
Balance as of 5/31/2011	$150,000	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	2,063	—
Change in unrealized depreciation (1)	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	(152,063)	—

Balance as of 8/31/2011	$—	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes
$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.2%
Advertising Agencies - 0.6%

Interpublic Group of Cos., Inc.	144,000	$1,242,720

Aerospace/Defense - 3.1%

General Dynamics Corp.	28,000	1,794,240
Lockheed Martin Corp.#	23,000	1,706,370
Northrop Grumman Corp.#	30,000	1,638,600
Raytheon Co.#	34,720	1,500,946

		6,640,156

Agricultural Chemicals - 0.8%

CF Industries Holdings, Inc.#	9,000	1,645,380

Agricultural Operations - 0.4%

Archer-Daniels-Midland Co.#	29,500	840,160

Airlines - 0.4%

Delta Air Lines, Inc.†#	111,300	838,089

Apparel Manufacturers - 0.7%

Coach, Inc.	27,000	1,517,940

Applications Software - 3.2%

Microsoft Corp.	259,600	6,905,360

Auto-Cars/Light Trucks - 0.5%

General Motors Co.†	45,300	1,088,559

Auto/Truck Parts & Equipment-Original - 0.5%

TRW Automotive Holdings Corp.†	27,000	1,125,630

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	35,361	730,912

Banks-Super Regional - 2.1%

Capital One Financial Corp.#	36,000	1,657,800
US Bancorp	36,620	849,950
Wells Fargo & Co.	73,190	1,910,259

		4,418,009

Beverages-Non-alcoholic - 1.0%

Coca-Cola Co.	3,000	211,350
Dr. Pepper Snapple Group, Inc.	39,000	1,500,720
PepsiCo, Inc.	5,800	373,694

		2,085,764

Building-Heavy Construction - 0.4%

Chicago Bridge & Iron Co.	27,000	965,250

Cable/Satellite TV - 2.1%

Comcast Corp., Special Class A#	47,310	1,001,080
DIRECTV, Class A†	40,000	1,758,800
DISH Network Corp., Class A†	12,000	298,320
Time Warner Cable, Inc.#	22,000	1,441,000

		4,499,200

Cellular Telecom - 0.7%

Sprint Nextel Corp.†	402,000	1,511,520

Chemicals-Diversified - 0.6%

E.I. du Pont de Nemours & Co.	27,150	1,310,531

Coal - 0.3%

Peabody Energy Corp.	14,420	703,696

Commercial Services-Finance - 1.8%

Moody’s Corp.#	14,000	431,620
SEI Investments Co.#	74,000	1,266,140
Western Union Co.	131,250	2,168,250

		3,866,010

Computer Aided Design - 0.5%

Autodesk, Inc.†	40,000	1,128,000

Computer Services - 1.1%

International Business Machines Corp.	14,350	2,466,908

Computers - 2.1%

Apple, Inc.†	7,000	2,693,810
Dell, Inc.†	117,000	1,739,205

		4,433,015

Computers-Memory Devices - 1.2%

Seagate Technology PLC#	106,600	1,234,428
Western Digital Corp.†	44,000	1,297,560

		2,531,988

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	14,650	1,013,194

Cosmetics & Toiletries - 0.3%

Procter & Gamble Co.	10,000	636,800

Diversified Banking Institutions - 2.2%

Citigroup, Inc.	58,014	1,801,334
JPMorgan Chase & Co.	79,480	2,985,269

		4,786,603

Diversified Manufacturing Operations - 3.7%

General Electric Co.#	312,790	5,101,605
Honeywell International, Inc.	18,470	883,050
Textron, Inc.#	18,200	307,034
Tyco International, Ltd.	39,310	1,634,510

		7,926,199

Electric-Integrated - 1.9%

Dominion Resources, Inc.#	26,570	1,295,022
NV Energy, Inc.	94,000	1,402,480
Southern Co.	31,820	1,316,075

		4,013,577

Electronic Components-Semiconductors - 5.3%

Altera Corp.	43,000	1,564,770
Intel Corp.#	128,000	2,576,640
LSI Corp.†#	222,290	1,513,795
Micron Technology, Inc.†#	165,500	978,105
National Semiconductor Corp.	56,000	1,394,400
NVIDIA Corp.†#	122,000	1,623,820
ON Semiconductor Corp.†#	20,000	145,400
Texas Instruments, Inc.	63,000	1,651,230

		11,448,160

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†#	58,000	535,920

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.†	36,000	1,327,320

Engineering/R&D Services - 1.9%

Fluor Corp.#	28,000	1,700,160
Jacobs Engineering Group, Inc.†#	28,300	1,053,892
KBR, Inc.	45,000	1,352,250

		4,106,302

Enterprise Software/Service - 0.7%

CA, Inc.#	68,000	1,427,320

Finance-Credit Card - 0.7%

Discover Financial Services	62,000	1,559,920

Finance-Investment Banker/Broker - 0.6%

TD Ameritrade Holding Corp.	82,000	1,261,160

Finance-Other Services - 0.2%

NASDAQ OMX Group, Inc.†	20,000	473,800

Food-Meat Products - 0.2%

Smithfield Foods, Inc.†#	16,000	350,720

Food-Misc. - 1.3%

General Mills, Inc.	10,760	407,912
Unilever NV	70,040	2,381,360

		2,789,272

Food-Retail - 1.8%

Kroger Co.#	113,160	2,666,050
Safeway, Inc.#	71,000	1,301,430

		3,967,480

Funeral Services & Related Items - 0.4%

Service Corp. International#	74,000	756,280

Home Furnishings - 0.1%

Tempur-Pedic International, Inc.†#	4,000	232,960

Independent Power Producers - 0.3%

NRG Energy, Inc.†#	28,000	656,320

Insurance-Life/Health - 1.1%

Aflac, Inc.	21,700	818,524
Lincoln National Corp.#	29,400	610,050
Prudential Financial, Inc.	16,610	833,988

		2,262,562

Insurance-Multi-line - 1.2%

ACE, Ltd.	19,240	1,242,519
Hartford Financial Services Group, Inc.#	27,500	526,350
MetLife, Inc.	26,890	903,504

		2,672,373

Insurance-Property/Casualty - 0.7%

Travelers Cos., Inc.	28,370	1,431,550

Internet Infrastructure Software - 0.1%

TIBCO Software, Inc.†	9,000	201,420

Internet Security - 0.8%

Symantec Corp.†	98,000	1,680,700

Medical Instruments - 0.6%

Medtronic, Inc.	37,900	1,329,153

Medical Products - 2.1%

Baxter International, Inc.	53,150	2,975,337
Johnson & Johnson#	24,250	1,595,650

		4,570,987

Medical-Biomedical/Gene - 2.4%

Amgen, Inc.	61,050	3,382,475
Biogen Idec, Inc.†	18,000	1,695,600

		5,078,075

Medical-Drugs - 6.8%

Bristol-Myers Squibb Co.#	83,670	2,489,183
Eli Lilly & Co.	78,230	2,934,407
Forest Laboratories, Inc.†#	45,000	1,540,800
Merck & Co., Inc.	66,134	2,190,358
Pfizer, Inc.	285,862	5,425,661

		14,580,409

Medical-HMO - 4.1%

Aetna, Inc.	59,100	2,365,773
CIGNA Corp.	34,000	1,589,160
Health Net, Inc.†	51,000	1,259,190
UnitedHealth Group, Inc.	42,000	1,995,840
WellPoint, Inc.	27,000	1,709,100

		8,919,063

Medical-Hospitals - 1.2%

Health Management Associates, Inc., Class A†#	162,000	1,331,640
Tenet Healthcare Corp.†#	231,000	1,219,680

		2,551,320

Medical-Outpatient/Home Medical - 0.1%

Lincare Holdings, Inc.#	10,000	215,300

Medical-Wholesale Drug Distribution - 1.5%

AmerisourceBergen Corp.#	39,000	1,543,620
McKesson Corp.#	20,000	1,598,600

		3,142,220

Metal-Aluminum - 1.2%

Alcoa, Inc.#	208,250	2,667,682

Metal-Iron - 0.7%

Cliffs Natural Resources, Inc.	19,000	1,574,150

Multimedia - 1.1%

Time Warner, Inc.#	24,016	760,347
Viacom, Inc., Class B	27,160	1,310,198
Walt Disney Co.	9,370	319,142

		2,389,687

Networking Products - 0.1%

Cisco Systems, Inc.	8,900	139,552

Office Supplies & Forms - 0.4%

Avery Dennison Corp.	27,000	785,970

Oil & Gas Drilling - 1.0%

Ensco PLC ADR	23,600	1,138,936
Noble Corp.†#	27,340	922,998

		2,061,934

Oil Companies-Exploration & Production - 0.5%

Devon Energy Corp.	13,850	939,446
Newfield Exploration Co.†	3,800	193,990

		1,133,436

Oil Companies-Integrated - 6.4%

Chevron Corp.	15,680	1,550,909
ConocoPhillips	37,000	2,518,590
Exxon Mobil Corp.	70,200	5,197,608
Hess Corp.	8,000	474,720
Marathon Oil Corp.	94,650	2,547,978
Marathon Petroleum Corp.	7,025	260,346
Murphy Oil Corp.	24,000	1,285,920

		13,836,071

Oil Refining & Marketing - 2.2%

HollyFrontier Corp.	21,000	1,506,960
Tesoro Corp.†#	64,000	1,539,840

Valero Energy Corp.	77,000	1,749,440

		4,796,240

Oil-Field Services - 0.3%

Halliburton Co.#	16,210	719,238

Paper & Related Products - 0.7%

International Paper Co.#	57,000	1,547,550

Private Corrections - 0.4%

Corrections Corp. of America†	37,000	839,530

Publishing-Newspapers - 0.1%

Gannett Co., Inc.#	27,000	311,850

Retail-Apparel/Shoe - 0.7%

Limited Brands, Inc.#	41,000	1,547,340

Retail-Computer Equipment - 0.7%

GameStop Corp., Class A†#	61,000	1,459,730

Retail-Drug Store - 0.1%

CVS Caremark Corp.	8,200	294,462

Schools - 1.3%

Apollo Group, Inc., Class A†#	32,000	1,498,400
ITT Educational Services, Inc.†#	18,000	1,298,880

		2,797,280

Semiconductor Components-Integrated Circuits - 2.2%

Analog Devices, Inc.	44,000	1,452,880
Atmel Corp.†	115,000	1,047,650
Marvell Technology Group, Ltd.†	85,000	1,117,750
Maxim Integrated Products, Inc.#	47,000	1,083,350

		4,701,630

Semiconductor Equipment - 2.1%

Applied Materials, Inc.	145,000	1,641,400
KLA-Tencor Corp.#	11,000	403,480
Lam Research Corp.†	37,000	1,374,920
Teradyne, Inc.†#	96,000	1,161,600

		4,581,400
Steel-Producers - 0.6%

Nucor Corp.#	19,750	712,580
United States Steel Corp.#	22,010	662,941

		1,375,521

Telecom Equipment-Fiber Optics - 1.5%

Corning, Inc.	212,600	3,195,378

Telecom Services - 0.2%

Amdocs, Ltd.†	16,000	439,520

Telephone-Integrated - 1.2%

AT&T, Inc.	45,680	1,300,967
Telephone and Data Systems, Inc.	8,000	205,040
Verizon Communications, Inc.#	31,920	1,154,546

		2,660,553

Television - 0.8%

CBS Corp., Class B	66,000	1,653,300

Tobacco - 1.3%

Philip Morris International, Inc.	39,000	2,703,480

Transport-Rail - 0.6%

CSX Corp.	56,000	1,228,640

Wireless Equipment - 0.8%

Motorola Solutions, Inc.	39,000	1,641,510

Total Long-Term Investment Securities (cost $213,879,800)		213,481,870

SHORT-TERM INVESTMENT SECURITIES - 15.4%
Collective Investment Pool - 14.8%

Navigator Securities Lending Prime Portfolio(1)	31,950,180	31,950,180

Time Deposits - 0.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 09/01/11	$1,275,000	1,275,000

Total Short-Term Investment Securities (cost $33,225,179)		33,225,180

TOTAL INVESTMENTS (cost $247,104,979)(2)	114.6%	246,707,050
Liabilities in excess of other assets	(14.6)	(31,509,353)

NET ASSETS	100.0%	$215,197,697

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Electronic Components - Semiconductors	$11,448,160	$—	$—	11,448,160
Medical - Drugs	14,580,409	—	—	14,580,409
Oil Companies - Integrated	13,836,071	—	—	13,836,071
Other Industries*	173,617,230	—	—	173,617,230
Short-Term Investment Securities:
Collective Investment Pool	—	31,950,180	—	31,950,180
Time Deposits	—	1,275,000	—	1,275,000

Total	$213,481,870	$33,225,180	$—	$246,707,050

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 89.9%
Aerospace/Defense - 5.9%

General Dynamics Corp.	59,548	$3,815,836
Lockheed Martin Corp.	36,353	2,697,029
Northrop Grumman Corp.	63,429	3,464,492
Raytheon Co.	96,370	4,166,075
Rockwell Collins, Inc.	4,500	227,070

		14,370,502

Aerospace/Defense-Equipment - 0.9%

United Technologies Corp.	30,600	2,272,050

Apparel Manufacturers - 0.7%

VF Corp.	14,800	1,732,488

Applications Software - 1.4%

Microsoft Corp.	132,076	3,513,222

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	23,200	739,616

Banks-Commercial - 2.1%

Bank of Nova Scotia	30,700	1,709,457
M&T Bank Corp.	2,200	167,354
National Bank of Canada	25,500	1,888,609
Toronto-Dominion Bank	19,000	1,503,043

		5,268,463

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp.	10,700	221,169

Banks-Super Regional - 2.0%

US Bancorp	78,000	1,810,380
Wells Fargo & Co.	118,900	3,103,290

		4,913,670

Beverages-Non-alcoholic - 0.8%

Coca-Cola Co.	29,100	2,050,095

Beverages-Wine/Spirits - 0.6%

Diageo PLC	75,035	1,510,374

Cable/Satellite TV - 0.6%

Comcast Corp., Special Class A	69,300	1,466,388

Cellular Telecom - 0.3%

Rogers Communications, Inc., Class B	5,000	194,067
Vodafone Group PLC ADR	24,700	650,598

		844,665

Chemicals-Diversified - 2.6%

Dow Chemical Co.	30,000	853,500
E.I. du Pont de Nemours & Co.	104,035	5,021,770
Olin Corp.	31,100	620,134

		6,495,404

Coal - 0.2%

Consol Energy, Inc.	4,800	219,168
Peabody Energy Corp.	4,100	200,080

		419,248

Commercial Services-Finance - 1.6%

Automatic Data Processing, Inc.	9,600	480,288
H&R Block, Inc.	220,472	3,333,537

		3,813,825

Computer Services - 1.2%

International Business Machines Corp.	16,700	2,870,897

Consumer Products-Misc. - 1.6%

Clorox Co.	41,383	2,884,395
Kimberly-Clark Corp.	16,600	1,148,056

		4,032,451

Containers-Paper/Plastic - 0.3%

Packaging Corp. of America	9,800	248,430
Temple-Inland, Inc.	16,700	404,140

		652,570

Cosmetics & Toiletries - 0.8%

Procter & Gamble Co.	30,000	1,910,400

Data Processing/Management - 1.0%

Broadridge Financial Solutions, Inc.	115,761	2,410,144

Diversified Banking Institutions - 1.8%

Bank of America Corp.	102,700	839,059
JPMorgan Chase & Co.	96,200	3,613,272

		4,452,331

Diversified Manufacturing Operations - 2.0%

3M Co.	16,300	1,352,574
General Electric Co.	143,200	2,335,592
Honeywell International, Inc.	23,100	1,104,411

		4,792,577

Diversified Minerals - 1.6%

BHP Billiton, Ltd.	90,618	3,849,461

Electric-Integrated - 3.5%

American Electric Power Co., Inc.	17,700	683,751
Consolidated Edison, Inc.	4,900	275,429
Dominion Resources, Inc.	30,300	1,476,822
Duke Energy Corp.	29,300	554,063
FirstEnergy Corp.	4,900	216,825
NextEra Energy, Inc.	20,800	1,179,776
Northeast Utilities	12,400	430,280
PPL Corp.	21,900	632,472
Public Service Enterprise Group, Inc.	35,400	1,208,202
Southern Co.	35,200	1,455,872
Wisconsin Energy Corp.	16,300	515,732

		8,629,224

Electric-Transmission - 0.1%

ITC Holdings Corp.	3,500	264,810

Electronic Components-Misc. - 1.1%

Garmin, Ltd.	81,876	2,745,302

Electronic Components-Semiconductors - 1.5%

Intel Corp.	181,300	3,649,569

Finance-Credit Card - 0.7%

American Express Co.	33,200	1,650,372

Food-Misc. - 3.5%

General Mills, Inc.	34,100	1,292,731
H.J. Heinz Co.	18,600	979,104
Kraft Foods, Inc., Class A	126,350	4,424,777
Unilever NV	53,600	1,822,400

		8,519,012

Gas-Distribution - 0.2%

AGL Resources, Inc.	2,800	115,976
Sempra Energy	7,500	393,900

		509,876

Gold Mining - 0.4%

Barrick Gold Corp.	17,300	880,634

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	5,700	365,541

Industrial Gases - 0.6%

Air Products & Chemicals, Inc.	4,000	327,480
Praxair, Inc.	11,200	1,103,088

		1,430,568

Insurance-Life/Health - 0.4%

Prudential Financial, Inc.	19,700	989,137

Insurance-Property/Casualty - 1.4%

Chubb Corp.	24,900	1,541,061
Travelers Cos., Inc.	36,300	1,831,698

		3,372,759

Machinery-Construction & Mining - 1.2%

Caterpillar, Inc.	32,900	2,993,900

Machinery-Farming - 1.2%

Deere & Co.	37,700	3,046,914

Medical Products - 1.8%

Johnson & Johnson	67,869	4,465,780

Medical-Drugs - 7.3%

Abbott Laboratories	23,900	1,254,989
Bristol-Myers Squibb Co.	176,285	5,244,479
Eli Lilly & Co.	73,231	2,746,895
Merck & Co., Inc.	116,447	3,856,724
Pfizer, Inc.	258,248	4,901,547

		18,004,634

Medical-Outpatient/Home Medical - 0.9%

Lincare Holdings, Inc.	100,093	2,155,002

Metal-Copper - 0.2%

Southern Copper Corp.	17,700	597,729

Metal-Diversified - 0.5%

Rio Tinto, Ltd.	16,048	1,244,046

Multimedia - 2.0%

McGraw-Hill Cos., Inc.	70,004	2,947,869
Meredith Corp.	75,515	1,948,287

		4,896,156

Non-Ferrous Metals - 0.1%

Cameco Corp.	9,700	225,141

Oil Companies-Exploration & Production - 1.1%

EQT Corp.	19,600	1,172,472
Occidental Petroleum Corp.	17,000	1,474,580

		2,647,052

Oil Companies-Integrated - 6.8%

Chevron Corp.	79,577	7,870,961
ConocoPhillips	24,700	1,681,329
Exxon Mobil Corp.	43,200	3,198,528
Marathon Oil Corp.	32,000	861,440
Marathon Petroleum Corp.	16,050	594,813
Murphy Oil Corp.	2,100	112,518
Total SA ADR	48,600	2,383,344

		16,702,933

Oil-Field Services - 0.4%

Schlumberger, Ltd.	12,400	968,688

Paper & Related Products - 0.4%

MeadWestvaco Corp.	35,300	971,456

Pipelines - 1.1%

Enbridge, Inc.	58,700	1,948,075
Kinder Morgan, Inc.	6,600	170,610
Spectra Energy Corp.	25,300	657,041

		2,775,726

Real Estate Investment Trusts - 0.2%

Weyerhaeuser Co.	20,768	374,447

Retail-Apparel/Shoe - 0.7%

Limited Brands, Inc.	45,700	1,724,718

Retail-Building Products - 0.5%

Home Depot, Inc.	39,600	1,321,848

Retail-Discount - 0.4%

Wal-Mart Stores, Inc.	20,300	1,080,163

Retail-Restaurants - 2.3%

McDonald’s Corp.	62,483	5,652,212

Schools - 0.8%

Strayer Education, Inc.	19,376	1,833,938

Telecom Services - 0.2%

BCE, Inc.	14,600	585,898

Telephone-Integrated - 6.1%

AT&T, Inc.	177,063	5,042,754
CenturyLink, Inc.	120,854	4,368,872
Frontier Communications Corp.	6,817	51,060
Verizon Communications, Inc.	143,983	5,207,865
Windstream Corp.	31,600	401,320

		15,071,871

Tobacco - 6.8%

Altria Group, Inc.	130,211	3,540,437
Lorillard, Inc.	41,355	4,607,774
Philip Morris International, Inc.	81,889	5,676,546
Reynolds American, Inc.	78,551	2,951,161

		16,775,918

Toys - 0.3%

Mattel, Inc.	27,600	741,612

Transport-Rail - 1.1%

Canadian National Railway Co.	22,900	1,690,020
Union Pacific Corp.	10,800	995,436

		2,685,456

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	17,400	1,172,586

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.	20,100	1,432,125

Water - 0.4%

American Water Works Co., Inc.	30,900	920,202

Total Long-Term Investment Securities
(cost $203,814,862)		220,676,965

	$245,522,879	$245,522,879
SHORT-TERM INVESTMENT SECURITIES - 7.1%
Time Deposits - 7.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 09/01/11 (cost $17,381,000)	$17,381,000	17,381,000

REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $6,262,000)	6,262,000	6,262,000

TOTAL INVESTMENTS
(cost $227,457,862) (2)	99.5%	244,319,965
Other assets less liabilities	0.5	1,202,914

NET ASSETS	100.0%	$245,522,879

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

ADR – American Depository Receipts

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$14,370,502	$—	$—	$14,370,502
Medical Drugs	18,004,634	—	—	18,004,634
Oil Companies-Integrated	16,702,933	—	—	16,702,933
Telephone-Integrated	15,071,871	—	—	15,071,871
Tobacco	16,775,918	—	—	16,775,918
Other Industries*	139,751,107	—	—	139,751,107
Short-Term Investment Securities:
Time Deposits	—	17,381,000	—	17,381,000
Repurchase Agreement	—	6,262,000	—	6,262,000

Total	$220,676,965	$23,643,000	$—	$244,319,965

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.9%
Australia - 1.0%

Billabong International, Ltd.#	871,720	$3,205,480
Downer EDI, Ltd.†	1,631,724	5,982,716

		9,188,196

Austria - 0.7%

Telekom Austria AG	601,270	6,676,594

Bermuda - 0.7%

First Pacific Co.	1,680,000	1,605,374
PartnerRe, Ltd.#	71,130	4,053,699
Yue Yuen Industrial Holdings, Ltd.	92,672	255,906

		5,914,979

Canada - 1.0%

Talisman Energy, Inc.	534,640	8,937,054

China - 1.1%

China Telecom Corp., Ltd.	14,693,823	9,606,088
Shanghai Electric Group Co., Ltd.	72,000	33,014

		9,639,102

Denmark - 1.1%

Danske Bank A/S†	689,417	10,209,646

France - 12.0%

AXA SA	996,452	16,003,099
BNP Paribas SA	262,910	13,547,039
Carrefour SA	118,130	3,149,518
France Telecom SA	695,195	13,282,022
GDF Suez	172,090	5,427,439
Sanofi	341,550	24,855,665
Societe Generale SA	249,369	8,367,991
Total SA	279,300	13,639,294
Vivendi SA	404,500	9,857,761

		108,129,828

Germany - 6.4%

Deutsche Lufthansa AG	151,963	2,574,789
E.ON AG	445,220	9,756,472
Merck KGaA	190,250	17,064,496
Muenchener Rueckversicherungs AG	77,140	10,069,457
SAP AG	133,030	7,261,713
Siemens AG	99,875	10,312,662

		57,039,589

Hong Kong - 0.8%

Cheung Kong Holdings, Ltd.	488	6,851
China Mobile, Ltd.	701,500	7,126,858

		7,133,709

India - 0.9%

Reliance Industries, Ltd. GDR (London)*	94,320	3,266,301
Reliance Industries, Ltd. GDR (OTC US)*	138,930	4,811,146

		8,077,447

Ireland - 1.4%

CRH PLC	352,760	6,316,515
Elan Corp PLC ADR†	580,960	6,198,843

		12,515,358

Italy - 2.3%

Autogrill SpA	677,314	8,416,123
UniCredit SpA	8,701,336	11,780,757

		20,196,880

Japan - 7.9%

ITOCHU Corp.	639,000	6,843,150
Mazda Motor Corp.†#	2,066,000	4,398,041
Nintendo Co., Ltd.#	60,996	10,674,499
NKSJ Holdings, Inc.	1,676,000	9,827,922
Nomura Holdings, Inc.#	2,200,300	9,224,191
Toyota Motor Corp.	320,900	11,458,020
Trend Micro, Inc.	309,900	9,725,607
USS Co., Ltd.	99,200	8,563,563

		70,714,993

Jersey - 0.6%

Informa PLC	943,060	5,410,093

Netherlands - 6.6%

Aegon NV†	86,278	388,175
Akzo Nobel NV	90,405	4,602,482
ING Groep NV CVA†	3,172,164	27,454,819
Koninklijke Philips Electronics NV	501,399	10,609,432
Randstad Holding NV	236,610	8,142,076
Reed Elsevier NV	654,324	7,720,643

		58,917,627

Norway - 4.7%

Statoil ASA	892,330	21,458,838
Telenor ASA	1,244,458	20,809,597

		42,268,435

Russia - 1.4%

Gazprom OAO ADR (London)	253,600	3,157,320
Gazprom OAO ADR (OTC US)	767,400	9,323,910

		12,481,230

Singapore - 2.8%

Flextronics International, Ltd.†	1,326,280	7,626,110
Singapore Telecommunications, Ltd.	5,864,999	15,145,850
Singapore Telecommunications, Ltd. - 10	1,089,000	2,803,205

		25,575,165

South Korea - 6.1%

KB Financial Group, Inc.	449,203	18,568,545
KIWOOM Securities Co., Ltd.	43,228	2,447,365
Korea Investment Holdings Co., Ltd.	86,240	3,128,357
POSCO	25,911	9,824,249
Samsung Electronics Co., Ltd.	29,787	20,772,862

		54,741,378

Spain - 1.8%

Telefonica SA	770,656	16,063,267
Telefonica SA ADR	837	17,452

		16,080,719

Sweden - 0.8%
Telefonaktiebolaget LM Ericsson, Class B	637,260	7,190,090

Switzerland - 9.3%

Adecco SA†	1,556	$72,659
Basilea Pharmaceutica †	33,210	1,607,235
Credit Suisse Group AG†	583,177	16,688,046
Lonza Group AG†	46,567	3,065,557
Noble Corp.†	31,200	1,053,312
Novartis AG	98,620	5,750,641
Roche Holding AG	155,940	27,304,255
Swiss Re, Ltd.†	294,940	15,470,762
UBS AG† (Swiss)	442,338	6,405,763
UBS AG† (New York)	441,010	6,385,825

		83,804,055

Taiwan - 5.2%

Compal Electronics, Inc.	11,335,528	12,152,396
Lite-On Technology Corp.	4,357,775	4,731,895
Siliconware Precision Industries Co.	7,013,000	6,394,245
Taiwan Semiconductor Manufacturing Co., Ltd.	9,727,862	23,272,156

		46,550,692

United Kingdom - 19.3%

Aviva PLC	3,356,978	18,527,902
BAE Systems PLC	1,618,250	7,231,871
BP PLC	1,687,372	11,023,553
BP PLC ADR	180	7,090
Carillion PLC#	1,538,340	8,560,359
G4S PLC	2,215,310	9,385,855
GlaxoSmithKline PLC	971,621	20,669,633
Hays PLC	6,300,480	7,721,816
Kingfisher PLC	2,660,645	10,214,496
Lloyds Banking Group PLC†	6,110,018	3,332,084
Marks & Spencer Group PLC	678,710	3,549,839
Premier Foods PLC†#	20,777,609	4,408,288
Rexam PLC	1,196,170	6,871,829
Royal Dutch Shell PLC, Class A	167,235	5,605,909
Royal Dutch Shell PLC, Class B	268,205	9,053,670
SIG PLC†	4,032,874	6,808,428
Tesco PLC	3,128,460	19,226,935
Vodafone Group PLC	8,019,317	20,958,592

		173,158,149

Total Common Stock
(cost $929,208,787)		860,551,008

PREFERRED STOCK - 0.8%
Brazil - 0.8%

Vale SA ADR#	263,264	6,800,109

(cost $3,582,028)
Total Long-Term Investment Securities
(cost $932,790,815)		867,351,117

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Collective Investment Pool - 3.1%
Navigator Securities Lending Prime Portfolio(1)	28,221,668	28,221,668
U.S. Government Agencies - 2.8%

Federal Home Loan Bank
Disc. Notes 0.00% due 09/01/11	$25,600,000	25,600,000
Total Short-Term Investment Securities

(cost $53,821,668)		53,821,668

TOTAL INVESTMENTS -
(cost $986,612,483)(2)	102.6%	921,172,785
Liabilities in excess of other assets	(2.6)	(23,761,840)

NET ASSETS -	100.0%	$897,410,945

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $8,077,447 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depository Receipt

Industry Allocation*
Medical-Drugs	11.4%
Diversified Banking Institutions	7.0
Oil Companies-Integrated	6.7
Telecom Services	6.5
Insurance-Multi-line	4.9
Telephone-Integrated	4.0
Semiconductor Components-Integrated Circuits	3.3
Insurance-Reinsurance	3.3
Collective Investment Pool	3.1
Cellular Telecom	3.1
U.S. Government Agencies	2.8
Food-Retail	2.4
Diversified Financial Services	2.4
Oil Companies-Exploration & Production	2.4
Electronic Components-Semiconductors	2.3
Insurance-Life/Health	2.1
Electronic Components-Misc.	2.0
Human Resources	1.8
Auto-Cars/Light Trucks	1.8
Electric-Integrated	1.7
Banks-Commercial	1.5
Computers	1.4
Finance-Investment Banker/Broker	1.3
Toys	1.2
Diversified Manufacturing Operations	1.2
Retail-Building Products	1.1
Insurance-Property/Casualty	1.1
Steel-Producers	1.1
Internet Security	1.1
Security Services	1.0
Building & Construction-Misc.	1.0
Retail-Restaurants	1.0
Retail-Automobile	0.9
Oil Refining & Marketing	0.9
Publishing-Books	0.9
Enterprise Software/Service	0.8
Aerospace/Defense	0.8
Wireless Equipment	0.8
Containers-Metal/Glass	0.8
Import/Export	0.8
Building Products-Air & Heating	0.8
Diversified Minerals	0.8
Building Products-Cement	0.7
Engineering/R&D Services	0.7
Multimedia	0.6
Computers-Periphery Equipment	0.5
Chemicals-Diversified	0.5
Food-Wholesale/Distribution	0.5
Retail-Major Department Stores	0.4
Apparel Manufacturers	0.3
Chemicals-Specialty	0.3
Airlines	0.3
Medical-Biomedical/Gene	0.2
Diversified Operations	0.2
Oil & Gas Drilling	0.1

102.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$108,129,828	$—	$—	$108,129,828
Germany	57,039,589	—	—	57,039,589
Japan	70,714,993	—	—	70,714,993
Netherlands	58,917,627	—	—	58,917,627
South Korea	54,741,378	—	—	54,741,378
Switzerland	83,804,055	—	—	83,804,055
Taiwan	46,550,692	—	—	46,550,692
United Kingdom	173,158,149	—	—	173,158,149
Other Countries*	207,494,697	—	—	207,494,697
Preferred Stock	6,800,109	—	—	6,800,109
Short-Term Investment Securities:
Collective Investment Pool	—	28,221,668	—	28,221,668
U.S. Government Agencies	—	25,600,000	—	25,600,000

Total	$867,351,117	$53,821,668	$—	$921,172,785

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.6%
Australia - 1.5%

BHP Billiton, Ltd.	25,800	$1,095,987
Newcrest Mining, Ltd.	40,100	1,725,313
PanAust, Ltd.†	191,420	744,811

		3,566,111

Austria - 0.3%

Erste Group Bank AG	18,200	662,758

Belgium - 0.9%

Anheuser-Busch InBev NV	36,800	2,032,591

Brazil - 1.6%

Banco Bradesco SA	133,800	2,366,022
BM&FBovespa SA	234,000	1,371,455

		3,737,477

Canada - 3.6%

Enbridge, Inc.	31,300	1,038,752
First Quantum Minerals, Ltd.	51,600	1,269,319
Manulife Financial Corp.	84,600	1,156,738
Petrominerales, Ltd.	46,700	1,457,319
Suncor Energy, Inc.	38,700	1,240,076
Toronto-Dominion Bank	13,600	1,075,862
TransCanada Corp.	23,500	1,016,502

		8,254,568

Cayman Islands - 1.2%

Lentuo International, Inc. ADR†#	33,500	216,410
New Oriental Education & Technology Group ADR†	42,300	1,290,150
Tencent Holdings, Ltd.	51,500	1,223,694

		2,730,254

China - 1.1%

China Construction Bank Corp.	2,060,300	1,529,510
China Merchants Bank Co., Ltd.	438,400	935,827

		2,465,337

Curacao - 0.8%

Schlumberger, Ltd.	24,200	1,890,504

Denmark - 0.4%

Carlsberg A/S, Class B	12,000	900,116

France - 3.1%

BNP Paribas SA	17,420	897,605
Danone	17,900	1,223,056
LVMH Moet Hennessy Louis Vuitton SA	8,800	1,491,031
Sanofi	17,300	1,258,975
Technip SA	11,600	1,132,445
Unibail-Rodamco SE	5,700	1,232,712

		7,235,824

Germany - 5.3%

BASF SE	23,100	1,648,208
Bayerische Motoren Werke AG	14,200	1,149,445
Continental AG†	10,700	789,586
Deutsche Bank AG	30,800	1,249,678
K + S AG	23,200	1,633,014
Kabel Deutschland Holding AG†	31,900	1,784,860
Merck KGaA	16,700	1,497,908
Metro AG	19,100	841,772
SAP AG ADR#	32,900	1,793,379

		12,387,850

Hong Kong - 2.3%

China Resources Enterprise, Ltd.	357,300	1,443,270
China Unicom (Hong Kong), Ltd.	598,500	1,268,358
Hong Kong Exchanges and Clearing, Ltd.	60,300	1,127,646
Wharf Holdings, Ltd.	249,700	1,590,722

		5,429,996

Indonesia - 0.4%

Adaro Energy Tbk PT	3,877,300	920,137

Ireland - 0.6%

Accenture PLC, Class A	26,300	1,409,417

Japan - 5.9%

Bridgestone Corp.	55,200	1,221,941
Daikin Industries, Ltd.#	35,400	1,109,573
Hino Motors, Ltd.#	186,000	1,071,255
Japan Tobacco, Inc.	425	1,823,332
Mitsubishi Chemical Holdings Corp.#	150,100	1,046,799
Nabtesco Corp.#	48,700	1,082,505
ORIX Corp.#	14,000	1,261,591
SMC Corp.#	8,700	1,370,275
Softbank Corp.	46,100	1,521,414
Sumitomo Electric Industries, Ltd.	74,000	980,932
Sumitomo Mitsui Financial Group, Inc.	39,500	1,163,282

		13,652,899

Luxembourg - 1.2%

ArcelorMittal	58,800	1,298,669
Subsea 7 SA†#	65,700	1,527,294

		2,825,963

Malaysia - 0.4%

CIMB Group Holdings Bhd	341,300	808,914

Mexico - 0.9%

Fomento Economico Mexicano SAB de CV ADR	19,300	1,330,156
Grupo Modelo SAB de CV, Class C	140,000	816,962

		2,147,118

Netherlands - 2.3%

Aegon NV†	182,000	818,840
Akzo Nobel NV	24,500	1,247,285
ASML Holding NV	38,700	1,370,635
Corio NV	10,900	634,379
Unilever NV	36,000	1,218,641

		5,289,780

Norway - 0.4%

DnB NOR ASA	84,700	1,022,384

Singapore - 0.4%

Sakari Resources, Ltd.#	353,300	800,888

South Africa - 0.4%

Naspers, Ltd.	19,200	1,004,846

South Korea - 3.3%

Dongbu Insurance Co., Ltd.	41,200	2,000,431
GS Engineering & Construction Corp.	8,400	818,859

Hyundai Engineering & Construction Co. Ltd.	23,000	1,530,675
Kia Motors Corp.	14,200	939,701
KT Corp. ADR	64,200	1,097,178
Samsung Life Insurance Co., Ltd.	14,900	1,187,140

		7,573,984

Spain - 0.9%

Telefonica SA	99,800	2,080,194

Switzerland - 2.7%

Adecco SA†	33,100	1,545,639
Julius Baer Group, Ltd.†	16,200	665,409
Roche Holding AG	14,400	2,521,363
UBS AG†	43,900	635,742
Weatherford International, Ltd.†	57,700	988,401

		6,356,554

Taiwan - 1.0%

First Financial Holding Co., Ltd.	1,631,680	1,254,295
Nan Ya Plastics Corp.	437,000	1,040,924

		2,295,219

Thailand - 1.2%

Bangkok Bank PCL	237,400	1,295,125
Banpu Public Co., Ltd.	69,300	1,470,631

		2,765,756

United Kingdom - 7.5%

Afren PLC†	374,100	637,033
Antofagasta PLC	43,900	961,336
Barclays PLC	426,800	1,182,998
BG Group PLC	55,500	1,200,041
GlaxoSmithKline PLC	37,000	787,114
HSBC Holdings PLC	300,800	2,620,157
Kazakhmys PLC	38,700	685,385
National Grid PLC	144,100	1,452,628
Royal Dutch Shell PLC, Class A	96,400	3,223,784
Unilever PLC	36,800	1,232,981
Vodafone Group PLC ADR	84,300	2,220,462
Xstrata PLC	64,500	1,129,744

		17,333,663

United States - 46.0%

Allergan, Inc.	20,700	1,693,467
American Electric Power Co., Inc.#	52,300	2,020,349
Ameriprise Financial, Inc.	19,800	904,860
Apple, Inc.†	6,600	2,539,878
Applied Materials, Inc.	73,500	832,020
AT&T, Inc.	72,600	2,067,648
Baxter International, Inc.	10,300	576,594
Bristol-Myers Squibb Co.#	33,200	987,700
Broadcom Corp., Class A†	30,400	1,083,760
Celgene Corp.†	22,100	1,314,287
Citigroup, Inc.	61,790	1,918,580
Citrix Systems, Inc.†	19,400	1,172,342
Clorox Co.#	14,400	1,003,680
Comcast Corp., Class A	103,200	2,219,832
Comerica, Inc.	32,300	826,557
ConAgra Foods, Inc.	57,000	1,391,940
Costco Wholesale Corp.#	21,100	1,657,194
Crown Holdings, Inc.†	31,700	1,124,399
CVS Caremark Corp.	41,300	1,483,083
Darden Restaurants, Inc.#	28,600	1,375,660
Dominion Resources, Inc.#	31,200	1,520,688
Dover Corp.#	38,100	2,191,512
Dow Chemical Co.#	40,500	1,152,225
eBay, Inc.†	46,800	1,444,716
EMC Corp.†	52,600	1,188,234
Exelon Corp.#	37,800	1,629,936
Exxon Mobil Corp.	55,300	4,094,412
F5 Networks, Inc.†	14,000	1,142,680
Federal Realty Investment Trust#	16,500	1,494,075
FedEx Corp.	24,900	1,960,128
Freeport-McMoRan Copper & Gold, Inc.	24,600	1,159,644
General Electric Co.#	122,100	1,991,451
Google, Inc., Class A†	5,600	3,029,376
H.J. Heinz Co.#	35,400	1,863,456
Halliburton Co.	23,200	1,029,384
Henry Schein, Inc.†#	20,800	1,370,928
Hewlett-Packard Co.	44,100	1,147,923
Huntsman Corp.	60,200	789,222
Informatica Corp.†	25,700	1,073,746
Johnson & Johnson	25,800	1,697,640
JPMorgan Chase & Co.	73,500	2,760,660
Kellogg Co.	29,800	1,618,736
KeyCorp	139,100	923,624
Kraft Foods, Inc., Class A	60,400	2,115,208
Las Vegas Sands Corp.†	36,600	1,704,462
Liberty Global, Inc., Class A†	47,800	1,930,642
Merck & Co., Inc.	39,000	1,291,680
National Oilwell Varco, Inc.	13,300	879,396
News Corp., Class A#	95,100	1,642,377
NII Holdings, Inc.†	24,300	936,279
NIKE, Inc., Class B	18,200	1,577,030
Norfolk Southern Corp.	27,600	1,867,968
Occidental Petroleum Corp.	21,600	1,873,584
PepsiCo, Inc.	45,900	2,957,337
Pfizer, Inc.	81,400	1,544,972
PPL Corp.	76,900	2,220,872
Procter & Gamble Co.	41,900	2,668,192
QLIK Technologies, Inc.†#	43,800	1,111,644
QUALCOMM, Inc.	22,400	1,152,704
Reynolds American, Inc.#	54,900	2,062,593
Rowan Cos., Inc.†#	29,000	1,046,030
Sohu.com, Inc.†	16,700	1,365,225
Sprint Nextel Corp.†#	208,200	782,832
SPX Corp.	27,200	1,547,408
Stanley Black & Decker, Inc.#	18,146	1,124,689
Teradata Corp.†	23,700	1,240,932
Texas Instruments, Inc.	47,500	1,244,975
Verizon Communications, Inc.#	38,100	1,378,077

Whole Foods Market, Inc.#	14,400	950,832

		106,686,166

Total Common Stock
(cost $231,579,564)		226,267,268

PREFERRED STOCK - 0.5%
Germany - 0.5%
Volkswagen AG
(cost $638,519)	7,140	1,189,255

Total Long-Term Investment Securities
(cost $232,218,083)		227,456,523

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Collective Investment Pool - 9.8%
Navigator Securities Lending Prime Portfolio (1)	22,732,589	22,732,589

Time Deposits - 4.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11	$10,932,000	10,932,000

Total Short-Term Investment Securities
(cost $33,664,589)		33,664,589

TOTAL INVESTMENTS -
(cost $265,882,672) (2)	112.6%	261,121,112
Liabilities in excess of other assets	(12.6)	(29,133,383)

NET ASSETS -	100.0%	$231,987,729

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	CAD	670,000	USD	678,988	10/7/2011	$—	$(4,602)
	CHF	1,026,000	USD	1,294,784	10/7/2011	20,381	—
	DKK	1,615,000	USD	308,427	10/7/2011	—	(2,860)
	EUR	1,700,000	USD	2,395,266	10/7/2011	—	(45,720)
	GBP	1,547,000	USD	2,532,433	10/7/2011	22,165	—
	HKD	8,475,000	USD	1,088,180	10/7/2011	—	(696)
	JPY	429,338,000	USD	5,303,136	10/7/2011	—	(305,540)
	NOK	8,405,000	USD	1,528,265	10/7/2011	—	(35,524)
	USD	3,509,370	JPY	268,365,000	9/20/2011	—	(4,054)
	USD	3,091,817	AUD	2,924,000	10/7/2011	19,934	—
	USD	1,216,022	CHF	1,026,000	10/7/2011	58,382	—
	USD	2,925,296	EUR	2,047,000	10/7/2011	13,938	—
	USD	244,135	GBP	150,000	10/7/2011	—	(735)
	USD	612,515	HKD	4,780,000	10/7/2011	1,624	—
	USD	6,008,345	JPY	464,627,000	10/7/2011	61,331	—

						197,755	(399,731)

Deutsche Bank AG London	AUD	900,000	USD	956,242	10/7/2011	—	(1,547)
	EUR	8,000,000	USD	11,472,864	10/7/2011	—	(14,130)
	USD	3,881,209	GBP	2,413,000	10/7/2011	34,289	—
	USD	7,148,628	SGD	8,600,000	10/7/2011	—	(6,428)

						34,289	(22,105)

Morgan Stanley Capital Services, Inc.	EUR	4,883,000	USD	7,055,486	10/7/2011	44,112	—
	USD	3,615,657	CAD	3,475,000	10/7/2011	—	(70,172)
	USD	1,462,318	EUR	1,020,000	10/7/2011	2,274	—
	USD	3,363,419	GBP	2,055,000	10/7/2011	—	(28,835)

						46,386	(99,007)

Royal Bank Of Scotland PLC	CAD	566,000	USD	573,266	10/7/2011	—	(4,214)
	JPY	29,731,000	USD	374,755	10/7/2011	—	(13,638)
	USD	1,707,024	EUR	1,200,000	10/7/2011	16,025	—
	USD	5,149,983	GBP	3,140,000	10/7/2011	—	(54,805)

						16,025	(72,657)

UBS AG	USD	25,159	HKD	196,000	10/7/2011	23	—
	USD	2,631,225	SEK	17,085,000	10/7/2011	57,733	—
						—	—

						57,756	—

Net Unrealized Appreciation/(Depreciation)						$352,211	$(593,500)

Currency Legend

AUD - Australian Dollar

CAD - Canada Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - Bristish Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Collective Investment Pool	9.8%
Diversified Banking Institutions	5.1
Medical-Drugs	5.0
Banks-Commercial	4.8
Time Deposits	4.7
Food-Misc.	4.5
Oil Companies-Integrated	4.2
Chemicals-Diversified	3.6
Telephone-Integrated	3.6
Electric-Integrated	3.3
Oil-Field Services	2.7
Cable/Satellite TV	2.6
Diversified Manufacturing Operations	2.5
Cellular Telecom	2.2
Diversified Operations	2.0
Web Portals/ISP	1.9
Beverages-Non-alcoholic	1.9
Metal-Copper	1.8
Enterprise Software/Service	1.8
Oil Companies-Exploration & Production	1.7
Tobacco	1.7
Brewery	1.6
Computers	1.6
Medical Products	1.5
Real Estate Investment Trusts	1.4
Auto-Cars/Light Trucks	1.4
Coal	1.4
Diversified Minerals	1.3
Cosmetics & Toiletries	1.1
Multimedia	1.1
Finance-Other Services	1.1
Insurance-Life/Health	1.0
Electronic Components-Semiconductors	1.0
Semiconductor Equipment	1.0
Pipelines	0.9
Insurance-Property/Casualty	0.9
Rubber-Tires	0.8
Transport-Services	0.8
Transport-Rail	0.8
Food-Retail	0.8
Banks-Super Regional	0.8
Gold Mining	0.7
Casino Hotels	0.7
Retail-Discount	0.7
Athletic Footwear	0.7
Building-Heavy Construction	0.7
Human Resources	0.6
Retail-Drug Store	0.6
Gas-Distribution	0.6
E-Commerce/Services	0.6
Computer Services	0.6
Retail-Restaurants	0.6
Machinery-Electrical	0.6
Medical-Biomedical/Gene	0.6
Steel-Producers	0.6
Schools	0.6
Finance-Leasing Companies	0.5
Diversified Financial Services	0.5
Computers-Integrated Systems	0.5
Internet Application Software	0.5
Computers-Memory Devices	0.5
Applications Software	0.5
Wireless Equipment	0.5
Internet Infrastructure Software	0.5
Tools-Hand Held	0.5
Containers-Metal/Glass	0.5
Building Products-Air & Heating	0.5
Machinery-General Industrial	0.5
Auto-Heavy Duty Trucks	0.5
Oil & Gas Drilling	0.5
Consumer Products-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.4
Investment Management/Advisor Services	0.4
Oil Field Machinery & Equipment	0.4
Insurance-Multi-line	0.4
Building & Construction-Misc.	0.3
Retail-Automobile	0.1

112.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Germany	$12,387,850	$—	$—	$12,387,850
Japan	13,652,899	—	—	13,652,899
United Kingdom	17,333,663	—	—	17,333,663
United States	106,686,166	—	—	106,686,166
Other Countries*	76,206,690	—	—	76,206,690
Preferred Stock	1,189,255	—	—	1,189,255
Short-Term Investment Securities:
Collective Investment Pool	—	22,732,589	—	22,732,589
Time Deposits	—	10,932,000	—	10,932,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	352,211	—	352,211

Total	$227,456,523	$34,016,800	$—	$261,473,323

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$593,500	$—	$593,500

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.9%
Australia - 8.1%

BGP Holdings PLC†(1)(2)	479,213	$0
BWP Trust	350,767	650,543
CFS Retail Property Trust	2,312,680	4,437,492
Commonwealth Property Office Fund	1,036,634	1,063,786
GPT Group	1,623,003	5,412,919
Stockland	974,440	3,114,468
Westfield Group	647,163	5,631,132
Westfield Retail Trust	485,415	1,359,477

		21,669,817

Bermuda - 2.4%

Hong Kong Land Holdings, Ltd.	361,000	2,093,800
Hopson Development Holdings, Ltd.	1,632,000	1,314,261
Kerry Properties, Ltd.	720,000	3,102,552

		6,510,613

Brazil - 0.0%

BR Properties SA	5,300	58,630

Canada - 4.8%

Allied Properties Real Estate Investment Trust	79,176	1,915,327
Canadian Apartment Properties REIT	31,697	668,378
Dundee Real Estate Investment Trust	88,198	2,872,987
InnVest Real Estate Investment Trust	542,677	2,526,914
Primaris Retail Real Estate Investment Trust	127,659	2,708,827
Transglobe Apartment Real Estate Investment Trust(1)	207,413	2,302,236

		12,994,669

Cayman Islands - 3.7%

China Resources Land, Ltd.	3,022,000	4,944,904
KWG Property Holding, Ltd.	5,016,000	2,957,088
Shimao Property Holdings, Ltd.	1,896,000	1,984,677

		9,886,669

France - 6.3%

Fonciere Des Regions	38,037	3,169,131
Nexity SA	82,762	3,435,260
Societe Immobiliere de Location pour l’Industrie et le Commerce	25,725	3,011,011
Unibail-Rodamco SE	33,568	7,259,590

		16,874,992

Germany - 0.3%

Alstria Office REIT-AG	70,839	951,459

Guernsey - 0.3%

Etalon Group, Ltd. GDR†(1)(3)	165,667	811,768

Hong Kong - 8.9%

Hang Lung Properties, Ltd.	1,576,000	5,839,773
Henderson Land Development Co., Ltd.	902,000	5,213,304
Sun Hung Kai Properties, Ltd.	910,504	12,828,694

		23,881,771

Japan - 10.0%

Frontier Real Estate Investment Corp.	79	729,437
Mitsubishi Estate Co., Ltd.	362,000	5,928,536
Mitsui Fudosan Co., Ltd.	480,000	8,036,568
Nippon Building Fund, Inc.	199	2,136,320
Sankei Building Co., Ltd.	201,600	1,029,458
Sumitomo Realty & Development Co., Ltd.	202,000	4,242,079
United Urban Investment Corp.	3,942	4,746,668

		26,849,066

Jersey - 0.8%

Atrium European Real Estate, Ltd.	424,343	2,291,980

Netherlands - 0.9%

Corio NV	10,988	639,500
Eurocommercial Properties NV	37,429	1,690,965

		2,330,465

Norway - 1.0%

Norwegian Property ASA	1,573,844	2,834,195

Poland - 0.4%

Globe Trade Centre SA†	282,516	1,187,640

Singapore - 3.2%

CapitaLand, Ltd.	3,920,000	8,528,108

Switzerland - 0.5%

PSP Swiss Property AG†	13,465	1,330,042

United Kingdom - 5.3%

Derwent London PLC	125,495	3,151,487
Hammerson PLC	679,253	4,499,839
Intercontinental Hotels Group PLC	41,901	711,467
Land Securities Group PLC	188,094	2,248,778
Metric Property Investments PLC	999,912	1,704,315
Safestore Holdings PLC	461,001	860,595
Segro PLC	240,553	1,010,197

		14,186,678

United States - 40.0%

Acadia Realty Trust	52,264	1,101,725
Alexandria Real Estate Equities, Inc.	36,966	2,691,494
American Campus Communities, Inc.	31,500	1,228,815
AvalonBay Communities, Inc.	35,946	4,902,315
Boston Properties, Inc.	43,726	4,560,185
BRE Properties, Inc.	22,912	1,151,557
Camden Property Trust	40,777	2,724,719
Developers Diversified Realty Corp.	17,200	213,108
DiamondRock Hospitality Co.	125,926	974,667
Digital Realty Trust, Inc.	43,770	2,615,258
Douglas Emmett, Inc.	81,334	1,467,265
Duke Realty Corp.	102,302	1,214,325
Equity Lifestyle Properties, Inc.	881	60,719
Equity Residential	71,393	4,367,824
Essex Property Trust, Inc.	25,480	3,657,654
Extra Space Storage, Inc.	43,087	926,371
Federal Realty Investment Trust	20,700	1,874,385
General Growth Properties, Inc.	132,767	1,810,942
HCP, Inc.	117,133	4,366,718
Health Care REIT, Inc.	79,159	4,033,943
Hersha Hospitality Trust	99,127	367,761
Highwoods Properties, Inc.	44,378	1,453,823
Host Hotels & Resorts, Inc.	291,755	3,451,462
Kilroy Realty Corp.	35,364	1,263,556
Kimco Realty Corp.	154,106	2,727,676
Macerich Co.	81,850	4,013,924

Mid-America Apartment Communities, Inc.	20,577	1,470,844
National Retail Properties, Inc.	18,900	515,214
Piedmont Office Realty Trust, Inc.	51,700	977,130
Plum Creek Timber Co., Inc.	51,004	1,936,622
Prologis, Inc.	175,340	4,774,508
Public Storage	32,408	4,009,842
Rayonier, Inc.	37,699	1,581,117
Regency Centers Corp.	44,688	1,843,827
Retail Opportunity Investments Corp.	69,987	783,155
Senior Housing Properties Trust	41,004	975,485
Simon Property Group, Inc.	87,635	10,297,112
SL Green Realty Corp.	29,634	2,140,760
Sovran Self Storage, Inc.	22,402	910,417
Starwood Hotels & Resorts Worldwide, Inc.	15,508	691,036
Taubman Centers, Inc.	7,000	403,410
UDR, Inc.	56,781	1,516,621
Ventas, Inc.	105,102	5,620,855
Vornado Realty Trust	66,453	5,708,977
Weyerhaeuser Co.	117,304	2,114,991

		107,494,114

Total Common Stock (cost $251,437,797)		260,672,676

PREFERRED STOCK - 0.2%
United States - 0.2%

SL Green Realty Corp. 7.63% (cost $461,588)	19,617	490,425

ASSET BACKED SECURITIES - 0.2%
United States - 0.2%

Citigroup Commercial Mtg. Trust VRS Series 2006-C5, Class AMP3 5.68% due 10/15/49*(4)	$220,152	209,843
Merrill Lynch Floating Trust FRS Series 2006-1, Class D 0.41% due 06/15/22*(4)	250,000	234,058

Total Asset Backed Securities (cost $395,730)		443,901

Total Long-Term Investment Securities (cost $252,295,115)		261,607,002

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Time Deposits - 2.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11 (cost $5,473,000)	5,473,000	5,473,000

TOTAL INVESTMENTS - (cost $257,768,115) (5)	99.3%	267,080,002
Other assets less liabilities	0.7	1,809,804

NET ASSETS -	100.0%	$268,889,806

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $443,901 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $3,114,004 representing 1.2% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Commercial Mortgage Backed Security
(5)	See Note 5 for cost of investments on a tax basis.

GDR	- Global Depository Receipt
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Real Estate Investment Trusts	66.5%
Real Estate Operations & Development	24.5
Real Estate Management/Services	5.2
Time Deposits	2.0
Hotels/Motels	0.6
Storage/Warehousing	0.3
Diversified Financial Services	0.2

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$21,669,817	$—	$0	$21,669,817
France	16,874,992	—	—	16,874,992
Hong Kong	23,881,771	—	—	23,881,771
Japan	26,849,066	—	—	26,849,066
United Kingdom	14,186,678	—	—	14,186,678
United States	107,494,114	—	—	107,494,114
Other Countries*	48,904,470	811,768	—	49,716,238
Preferred Stock	490,425	—	—	490,425
Asset Backed Securities	—	443,901	—	443,901
Short-Term Investment Securities:
Time Deposit	—	5,473,000	—	5,473,000

Total	$260,351,333	$6,728,669	$0	$267,080,002

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 8/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.2%
Australia - 4.2%

AGL Energy, Ltd.	7,555	125,015
Alumina, Ltd.	43,594	82,016
Amcor, Ltd.	17,254	123,573
AMP, Ltd.	44,376	214,884
Asciano, Ltd.	46,965	78,568
Australia & New Zealand Banking Group, Ltd.	38,260	829,821
BGP Holdings PLC†(1)(2)	60,919	0
BHP Billiton, Ltd.	47,144	2,002,682
Boral, Ltd.	3,679	14,512
Brambles, Ltd.	23,970	172,441
Caltex Australia, Ltd.	4,955	57,310
Coca-Cola Amatil, Ltd.	13,575	170,940
Cochlear, Ltd.	582	47,108
Commonwealth Bank of Australia	22,032	1,135,635
Computershare, Ltd.	7,093	58,685
CSL, Ltd.	6,977	209,721
CSR, Ltd.	10,907	30,197
Fairfax Media, Ltd.	20,805	18,792
Fortescue Metals Group, Ltd.	35,656	230,593
Goodman Group	56,641	39,355
GPT Group	10,789	35,983
Iluka Resources, Ltd.	8,200	143,577
Incitec Pivot, Ltd.	21,309	86,102
Insurance Australia Group, Ltd.	22,893	74,393
Lynas Corp., Ltd.†	25,800	49,918
MacArthur Coal, Ltd.	3,100	52,655
Macquarie Group, Ltd.	5,928	163,741
MAP Group	13,275	44,700
National Australia Bank, Ltd.	32,118	814,368
Newcrest Mining, Ltd.	10,600	456,068
Orica, Ltd.	4,990	125,190
Origin Energy, Ltd.	24,767	375,146
OZ Minerals, Ltd.	5,403	68,151
Qantas Airways, Ltd.†	10,390	17,437
QBE Insurance Group, Ltd.	15,613	235,656
QR National, Ltd.	27,600	97,065
Ramsay Health Care, Ltd.	2,500	47,568
Santos, Ltd.	14,484	181,922
Sims Metal Management, Ltd.	3,253	53,203
Sonic Healthcare, Ltd.	5,736	72,045
SP AusNet	44,806	44,303
Stockland	26,024	83,177
Suncorp Group, Ltd.	23,105	202,031
Telstra Corp., Ltd.	60,871	197,156
Transurban Group	18,970	104,837
Wesfarmers, Ltd.	14,144	464,917
Wesfarmers, Ltd. PPS	5,794	194,104
Westfield Group	34,929	303,926
Westfield Retail Trust	17,200	48,171
Westpac Banking Corp.	43,585	959,758

		11,439,116

Austria - 0.3%

OMV AG	20,390	805,482

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	21,000	127,443
Esprit Holdings, Ltd.	22,300	62,582
Kerry Properties, Ltd.	14,000	60,327
Li & Fung, Ltd.	92,000	165,665
Noble Group, Ltd.	208,000	279,797
NWS Holdings, Ltd.	90,500	128,558
Orient Overseas International, Ltd.	9,500	47,098

		871,470

Canada - 5.9%

Agnico-Eagle Mines, Ltd.	2,000	138,242
Agrium, Inc.	2,300	197,237
Alimentation Couche-Tard, Inc., Class B	2,700	79,045
ARC Resources, Ltd.	4,500	111,661
Athabasca Oil Sands Corp.†	5,300	75,768
Bank of Montreal	7,900	495,313
Bank of Nova Scotia	14,200	790,693
Barrick Gold Corp.	13,300	677,019
Baytex Energy Corp.	2,000	102,931
BCE, Inc.	3,400	136,722
Bonavista Energy Corp.	2,200	58,184
Brookfield Asset Management, Inc., Class A	8,500	252,578
Brookfield Office Properties, Inc.	3,700	62,303
Canadian Imperial Bank of Commerce	4,900	382,273
Canadian Natural Resources, Ltd.	16,600	627,183
Canadian Oil Sands, Ltd.	7,900	188,848
Canadian Pacific Railway, Ltd.	2,600	149,315
Canadian Tire Corp., Ltd., Class A	800	45,085
Canadian Utilities, Ltd., Class A	2,000	122,537
Centerra Gold, Inc.	1,600	33,689
Crescent Point Energy Corp.	3,700	167,941
Eldorado Gold Corp.	6,200	123,519
Empire Co., Ltd., Class A	300	17,520
Encana Corp.	11,400	289,511
Enerplus Corp.	2,400	70,262
Fairfax Financial Holdings, Ltd.	100	40,325
First Quantum Minerals, Ltd.	7,500	184,494
Fortis, Inc.	4,200	140,071
Franco-Nevada Corp.	700	30,157
George Weston, Ltd.	1,900	131,815
Gildan Activewear, Inc.	1,900	51,317
Goldcorp, Inc.	10,700	557,235
Great-West Lifeco, Inc.	6,400	143,776
IAMGOLD Corp.	4,300	88,828
IGM Financial, Inc.	1,300	58,834
Imperial Oil, Ltd.	10,300	422,391
Inmet Mining Corp.	900	57,595
Intact Financial Corp.	200	11,253
Ivanhoe Mines, Ltd.†	5,600	128,720
Kinross Gold Corp.	14,300	248,677
Loblaw Cos., Ltd.	3,800	143,300
Magna International, Inc.	3,800	144,309
Manulife Financial Corp.	26,900	367,805
MEG Energy Corp.†	2,200	105,765
National Bank of Canada	1,200	88,876
Nexen, Inc.	8,400	179,442
Niko Resources, Ltd.	500	28,459
Open Text Corp.†	600	35,542

Osisko Mining Corp.†	2,900	42,406
Pacific Rubiales Energy Corp.	3,700	91,017
Pan American Silver Corp.	400	13,140
Pengrowth Energy Corp.	3,600	41,577
Penn West Petroleum, Ltd.	7,200	134,839
PetroBakken Energy, Ltd., Class A	1,800	21,799
Potash Corp. of Saskatchewan, Inc.	11,600	668,780
Power Corp. of Canada	4,900	118,535
Power Financial Corp.	5,000	136,935
Progress Energy Resources Corp.	1,300	16,832
Provident Energy, Ltd.	3,900	33,731
Research In Motion, Ltd.†	6,500	210,273
RioCan Real Estate Investment Trust	1,700	44,388
Rogers Communications, Inc., Class B	5,200	201,830
Royal Bank of Canada	19,000	972,409
Saputo, Inc.	3,400	140,194
Shaw Communications, Inc., Class B	6,100	139,528
Shoppers Drug Mart Corp.	4,000	162,443
Silver Wheaton Corp.	4,700	186,263
Sino-Forest Corp.†(1)(2)	2,600	2,320
Sun Life Financial, Inc.	8,200	222,228
Suncor Energy, Inc.	25,800	826,717
Talisman Energy, Inc.	16,600	277,486
Teck Resources, Ltd., Class B	9,600	426,427
TELUS Corp.	2,000	104,871
Thomson Reuters Corp.	7,500	231,977
Tim Hortons, Inc.	3,700	176,216
Toronto-Dominion Bank	11,900	941,380
TransAlta Corp.	4,300	96,687
Valeant Pharmaceuticals International, Inc.	4,300	192,760
Vermilion Energy, Inc.	1,000	46,748
Viterra, Inc.	7,000	74,482
Yamana Gold, Inc.	8,300	131,369

		15,912,952

Cayman Islands - 0.0%

ASM Pacific Technology, Ltd.	5,900	60,926
Lifestyle International Holdings, Ltd.	18,500	57,026

		117,952

Curacao - 1.0%

Schlumberger, Ltd.	33,497	2,616,786

Denmark - 0.2%

Novo Nordisk A/S, Class B	4,647	495,973

Finland - 0.2%

Stora Enso Oyj, Class R	71,480	522,647

France - 4.4%

Aeroports de Paris	1,795	150,199
AXA SA	60,553	972,486
BNP Paribas SA	20,832	1,073,416
Casino Guichard Perrachon SA	9,173	763,345
Credit Agricole SA	80,629	790,033
Danone	16,086	1,099,111
France Telecom SA	55,792	1,065,932
L’Oreal SA	8,437	918,557
Peugeot SA	5,156	157,983
Renault SA	8,964	364,928
Sanofi	21,774	1,584,562
Societe Generale SA	9,492	318,520
Suez Environnement Co.	41,702	699,390
Vinci SA	17,613	920,327
Vivendi SA	43,096	1,050,260

		11,929,049

Germany - 3.8%

Allianz SE	10,511	1,083,056
Bayerische Motoren Werke AG	11,601	939,064
Beiersdorf AG	11,717	688,997
Brenntag AG	5,836	601,007
Commerzbank AG†	240,921	716,046
Deutsche Telekom AG	79,390	1,004,270
Fresenius SE & Co. KGaA	8,142	842,813
Infineon Technologies AG	81,418	694,374
K + S AG	11,825	832,344
Linde AG	6,276	961,050
SAP AG	19,961	1,089,612
Suedzucker AG	15,766	551,929
Wacker Chemie AG	807	117,549

		10,122,111

Greece - 0.2%

Coca-Cola Hellenic Bottling Co. SA†	31,938	655,610

Hong Kong - 1.1%

BOC Hong Kong Holdings, Ltd.	65,000	178,657
Cathay Pacific Airways, Ltd.	31,000	62,750
Hang Lung Group, Ltd.	13,000	75,721
Hang Lung Properties, Ltd.	43,000	159,334
Hang Seng Bank, Ltd.	11,700	172,663
Henderson Land Development Co., Ltd.	23,000	132,933
Hong Kong & China Gas Co., Ltd.	112,700	264,892
Hong Kong Exchanges and Clearing, Ltd.	16,800	314,170
Hysan Development Co., Ltd.	9,000	36,354
Link REIT	36,000	125,304
MTR Corp.	53,000	177,669
New World Development, Ltd.	57,000	72,478
Power Assets Holdings, Ltd.	32,500	251,289
Sino Land Co., Ltd.	52,000	79,611
Sun Hung Kai Properties, Ltd.	26,000	366,331
Swire Pacific, Ltd., Class A	14,500	193,499
Wharf Holdings, Ltd.	30,000	191,116
Wheelock & Co., Ltd.	22,000	77,564

		2,932,335

Ireland - 0.9%

Accenture PLC, Class A	32,784	1,756,894
Cooper Industries PLC#	2,163	102,483
Kerry Group PLC, Class A (Dublin)	4,492	174,225
Kerry Group PLC, Class A (London)	8,618	334,254
Warner Chilcott PLC, Class A†	7,721	131,720

		2,499,576

Israel - 0.3%

Bank Hapoalim BM	6,100	25,338

Bank Leumi Le-Israel BM	7,400	27,291
Bezeq The Israeli Telecommunication Corp., Ltd.	11,800	25,965
Discount Investment Corp.	4,700	43,161
Israel Chemicals, Ltd.	9,600	138,544
Israel Corp., Ltd.	100	88,830
NICE Systems, Ltd.†	800	25,215
Teva Pharmaceutical Industries, Ltd.	12,600	516,306

		890,650

Italy - 1.5%

A2A SpA	106,408	147,352
Atlantia SpA	45,864	738,556
Banca Monte dei Paschi di Siena SpA	177,851	109,602
Saipem SpA	5,014	225,154
Snam Rete Gas SpA	155,885	752,401
Telecom Italia SpA	393,293	477,114
Telecom Italia SpA RSP	695,669	764,487
UniCredit SpA	593,114	803,018

		4,017,684

Japan - 10.1%

Advantest Corp.	3,200	41,249
Aeon Co., Ltd.	16,500	207,085
Aeon Credit Service Co., Ltd.	700	10,394
Aisin Seiki Co., Ltd.	5,100	169,378
Ajinomoto Co., Inc.	16,000	188,481
All Nippon Airways Co., Ltd.	7,000	23,129
Amada Co., Ltd.	11,000	75,996
Asahi Glass Co., Ltd.	30,000	293,065
Asics Corp.	3,000	46,585
Astellas Pharma, Inc.	7,000	263,106
Benesse Holdings, Inc.	1,900	80,769
Casio Computer Co., Ltd.	3,900	24,703
Central Japan Railway Co.	37	307,327
Chugai Pharmaceutical Co., Ltd.	3,100	54,008
Citizen Holdings Co., Ltd.	7,800	39,423
Coca-Cola West Co., Ltd.	1,800	32,888
Cosmo Oil Co., Ltd.	32,000	84,420
Credit Saison Co., Ltd.	2,600	49,576
Dai Nippon Printing Co., Ltd.	10,000	103,827
Dai-ichi Life Insurance Co., Ltd.	127	147,119
Daido Steel Co., Ltd.	10,000	60,337
Daihatsu Motor Co., Ltd.	7,000	116,194
Daiichi Sankyo Co., Ltd.	10,200	202,881
Daito Trust Construction Co., Ltd.	900	82,865
Daiwa House Industry Co., Ltd.	6,000	73,972
Daiwa Securities Group, Inc.	23,000	91,916
Dena Co., Ltd.	1,450	74,990
Denki Kagaku Kogyo KK	6,000	25,467
Denso Corp.	10,700	339,152
Dentsu, Inc.	3,600	112,556
East Japan Railway Co.	6,200	370,445
Eisai Co., Ltd.	4,000	170,041
Elpida Memory, Inc.†	5,600	38,908
FANUC Corp.	3,500	576,858
Fast Retailing Co., Ltd.	900	170,197
Fuji Electric Co., Ltd.	26,000	75,042
FUJIFILM Holdings Corp.	10,000	240,695
Furukawa Electric Co., Ltd.	25,000	87,175
Gree, Inc.	2,000	64,438
GS Yuasa Corp.	13,000	75,382
Hamamatsu Photonics KK	2,000	81,102
Hankyu Hanshin Holdings, Inc.	46,000	188,638
Hino Motors, Ltd.	10,000	57,594
Hirose Electric Co., Ltd.	700	65,456
Hitachi Chemical Co., Ltd.	900	15,527
Hitachi Construction Machinery Co., Ltd.	4,800	89,330
Hitachi High-Technologies Corp.	2,200	41,575
Hitachi Metals, Ltd.	6,000	72,013
Honda Motor Co., Ltd.	27,600	891,764
Ibiden Co., Ltd.	3,000	72,953
Idemitsu Kosan Co., Ltd.	1,200	124,592
Inpex Corp.	39	262,309
Isetan Mitsukoshi Holdings, Ltd.	4,700	47,571
Isuzu Motors, Ltd.	34,000	151,417
J. Front Retailing Co., Ltd.	4,000	17,918
Japan Petroleum Exploration Co.	300	12,342
Japan Real Estate Investment Corp.	2	20,165
JGC Corp.	7,000	197,192
JS Group Corp.	7,600	191,861
JSR Corp.	2,800	50,244
JTEKT Corp.	6,700	81,989
Jupiter Telecommunications Co., Ltd.	42	46,789
Kao Corp.	10,100	267,109
Kawasaki Kisen Kaisha, Ltd.	12,000	30,717
KDDI Corp.	45	334,988
Keikyu Corp.	4,000	34,269
Keio Corp.	4,000	25,754
Keyence Corp.	900	240,133
Kikkoman Corp.	3,000	32,010
Kinden Corp.	12,000	102,024
Kintetsu Corp.	26,000	98,812
Koito Manufacturing Co., Ltd.	2,000	29,933
Konica Minolta Holdings, Inc.	92,000	627,191
Kubota Corp.	28,000	228,915
Kuraray Co., Ltd.	5,000	71,373
Kurita Water Industries, Ltd.	3,000	79,457
Kyocera Corp.	3,100	283,401
Kyowa Hakko Kirin Co., Ltd.	2,000	20,791
Mabuchi Motor Co., Ltd.	1,100	48,629
Makita Corp.	3,400	140,316
Marui Group Co., Ltd.	2,400	18,681
Maruichi Steel Tube, Ltd.	900	20,158
Mazda Motor Corp.†	44,000	93,666
McDonald’s Holdings Co. Japan, Ltd.	2,200	58,556
MEIJI Holdings Co., Ltd.	1,000	43,947
Mitsubishi Chemical Holdings Corp.	26,000	181,324
Mitsubishi Estate Co., Ltd.	19,000	311,166
Mitsubishi Gas Chemical Co., Inc.	5,000	35,001
Mitsubishi Materials Corp.	28,000	81,912
Mitsubishi Motors Corp.†	114,000	145,906
Mitsubishi Tanabe Pharma Corp.	3,000	50,385
Mitsubishi UFJ Financial Group, Inc.	184,000	826,642
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,170	47,063
Mitsui Chemicals, Inc.	15,000	51,521

Mitsui Fudosan Co., Ltd.	14,000	234,400
Mitsui Mining & Smelting Co., Ltd.	4,000	12,015
Mitsui O.S.K. Lines, Ltd.	23,000	96,722
Mizuho Financial Group, Inc.	285,100	431,913
Mizuho Securities Co., Ltd.†	5,000	11,307
MS&AD Insurance Group Holdings	8,900	207,128
Murata Manufacturing Co., Ltd.	3,900	237,351
Namco Bandai Holdings, Inc.	2,300	31,870
NGK Insulators, Ltd.	7,000	108,698
NGK Spark Plug Co., Ltd.	3,000	38,710
NHK Spring Co., Ltd.	3,000	28,092
Nidec Corp.	2,800	243,908
Nikon Corp.	7,000	153,219
Nippon Building Fund, Inc.	4	42,941
Nippon Electric Glass Co., Ltd.	10,000	100,823
Nippon Express Co., Ltd.	13,000	54,160
Nippon Meat Packers, Inc.	5,000	61,904
Nippon Sheet Glass Co., Ltd.	35,000	88,220
Nippon Telegraph & Telephone Corp.	8,100	376,068
Nippon Yusen KK	33,000	99,556
Nissan Motor Co., Ltd.	54,000	491,550
Nisshin Seifun Group, Inc.	4,500	56,654
Nisshin Steel Co., Ltd.	23,000	44,756
Nissin Foods Holdings Co., Ltd.	1,600	61,747
Nitori Holdings Co., Ltd.	450	46,075
Nitto Denko Corp.	2,900	112,220
NKSJ Holdings, Inc.	19,000	111,414
NOK Corp.	2,400	41,405
Nomura Holdings, Inc.	58,100	243,569
Nomura Real Estate Holdings, Inc.	800	12,464
Nomura Research Institute, Ltd.	2,200	49,649
NSK, Ltd.	15,000	119,107
NTN Corp.	17,000	84,589
NTT Data Corp.	31	99,150
NTT DoCoMo, Inc.	227	410,895
Obayashi Corp.	27,000	132,232
Odakyu Electric Railway Co., Ltd.	9,000	80,044
Olympus Corp.	4,500	130,351
Omron Corp.	6,000	143,712
Ono Pharmaceutical Co., Ltd.	800	46,075
Oracle Corp.	700	23,211
Oriental Land Co., Ltd.	1,400	138,592
ORIX Corp.	2,000	180,227
Osaka Gas Co., Ltd.	44,000	178,138
Otsuka Holdings Co., Ltd.	5,000	129,620
Panasonic Corp.	38,800	409,941
Rakuten, Inc.	123	138,630
Resona Holdings, Inc.	22,100	99,864
Rinnai Corp.	600	46,467
Rohm Co., Ltd.	1,800	92,386
Secom Co., Ltd.	3,800	175,682
Sekisui Chemical Co., Ltd.	9,000	77,106
Sekisui House, Ltd.	12,000	107,509
Sharp Corp.	20,000	164,555
Shimamura Co., Ltd.	100	9,926
Shimano, Inc.	1,300	66,299
Shimizu Corp.	28,000	125,062
Shin-Etsu Chemical Co., Ltd.	6,800	341,909
Shionogi & Co., Ltd.	3,600	57,782
Shiseido Co., Ltd.	7,300	138,716
Showa Denko KK	17,000	33,525
Showa Shell Sekiyu KK	10,900	86,978
SMC Corp.	1,400	220,504
Softbank Corp.	12,900	425,732
Sony Financial Holdings, Inc.	1,900	29,851
Stanley Electric Co., Ltd.	1,900	27,146
Sumco Corp.†	2,700	32,088
Sumitomo Chemical Co., Ltd.	30,000	124,984
Sumitomo Electric Industries, Ltd.	22,100	292,954
Sumitomo Metal Industries, Ltd.	84,000	175,526
Sumitomo Mitsui Financial Group, Inc.	20,300	597,839
Sumitomo Mitsui Trust Holdings, Inc.	43,000	144,887
Sumitomo Realty & Development Co., Ltd.	7,000	147,003
Sumitomo Rubber Industries, Ltd.	4,500	56,537
Sysmex Corp.	900	33,793
T&D Holdings, Inc.	4,150	85,038
Taisei Corp.	49,000	129,907
Taisho Pharmaceutical Co., Ltd.	1,000	23,142
Taiyo Nippon Sanso Corp.	2,000	14,810
Takashimaya Co., Ltd.	2,000	14,105
Takeda Pharmaceutical Co., Ltd.	12,100	583,904
TDK Corp.	2,700	117,775
Teijin, Ltd.	15,000	57,398
Terumo Corp.	3,000	157,307
THK Co., Ltd.	3,900	79,711
Tobu Railway Co., Ltd.	13,000	59,253
Toho Gas Co., Ltd.	7,000	41,139
Tokio Marine Holdings, Inc.	12,300	333,001
Tokyo Electron, Ltd.	3,200	152,749
Tokyo Gas Co., Ltd.	51,000	233,786
Tokyu Corp.	24,000	115,972
TonenGeneral Sekiyu KK	15,000	171,412
Toppan Printing Co., Ltd.	11,000	81,599
Toray Industries, Inc.	26,000	196,265
Tosoh Corp.	10,000	38,135
TOTO, Ltd.	10,000	80,710
Toyo Seikan Kaisha, Ltd.	1,000	15,959
Toyo Suisan Kaisha, Ltd.	1,000	26,381
Toyoda Gosei Co., Ltd.	1,300	23,294
Toyota Boshoku Corp.	1,600	23,571
Toyota Industries Corp.	5,800	163,312
Trend Micro, Inc.	1,600	50,213
Ube Industries, Ltd.	15,000	47,016
Unicharm Corp.	2,500	118,193
UNY Co., Ltd.	3,000	26,877
Ushio, Inc.	4,800	78,861
West Japan Railway Co.	3,400	140,982
Yahoo Japan Corp.	311	100,201
Yakult Honsha Co., Ltd.	2,500	72,613
Yamada Denki Co., Ltd.	1,430	104,397
Yamaha Corp.	2,300	25,803
Yamaha Motor Co., Ltd.†	8,400	125,172
Yamato Holdings Co., Ltd.	6,800	117,848
Yamato Kogyo Co., Ltd.	1,000	25,663
Yamazaki Baking Co., Ltd.	3,000	43,881

Yaskawa Electric Corp.	6,000	54,382

		27,193,499

Jersey - 0.6%

Petrofac, Ltd.	34,135	757,473
Shire PLC	27,261	879,303

		1,636,776

Luxembourg - 0.1%

Millicom International Cellular SA SDR	1,420	159,544

Netherlands - 0.1%

Koninklijke KPN NV	14,089	199,555

New Zealand - 0.1%

Contact Energy, Ltd.†	14,042	64,601
Fletcher Building, Ltd.	17,131	113,547
Telecom Corp. of New Zealand, Ltd.	23,255	50,323

		228,471

Norway - 0.7%

DnB NOR ASA	67,263	811,908
Statoil ASA	42,976	1,033,491

		1,845,399

Portugal - 0.2%

Galp Energia SGPS SA, Class B	23,521	469,821

Singapore - 0.8%

Ascendas Real Estate Investment Trust	6,000	10,562
CapitaLand, Ltd.	49,000	106,601
CapitaMall Trust	19,000	29,503
City Developments, Ltd.	7,000	58,590
DBS Group Holdings, Ltd.	27,000	297,061
Global Logistic Properties, Ltd.†	15,000	20,800
Jardine Cycle & Carriage, Ltd.	4,000	148,867
Neptune Orient Lines, Ltd.	37,000	35,485
Olam International, Ltd.	56,000	120,435
Oversea-Chinese Banking Corp., Ltd.	38,000	276,094
Singapore Airlines, Ltd.	13,000	119,173
Singapore Exchange, Ltd.	8,000	46,567
Singapore Press Holdings, Ltd.	24,000	75,729
Singapore Telecommunications, Ltd.	139,000	358,955
United Overseas Bank, Ltd.	18,000	277,257
Yangzijiang Shipbuilding Holdings, Ltd.	113,000	108,843

		2,090,522

Spain - 1.0%

Abertis Infraestructuras SA	46,682	742,676
ACS Actividades de Construccion y Servicios SA	17,545	720,061
Ferrovial SA	33,587	420,721
Repsol YPF SA	32,603	939,963

		2,823,421

Sweden - 1.2%

Assa Abloy AB, Class B	33,643	782,519
Atlas Copco AB, Class A	37,558	848,112
Atlas Copco AB, Class B	39,507	794,314
Nordea Bank AB	83,160	767,147

		3,192,092

Switzerland - 3.6%

ACE, Ltd.	17,937	1,158,371
Aryzta AG	15,321	725,316
Credit Suisse Group AG†	34,701	992,995
Geberit AG†	2,570	538,652
Holcim, Ltd.†	13,133	830,336
Lindt & Spruengli AG	252	789,601
Novartis AG	25,213	1,470,198
Novartis AG ADR	24,526	1,433,790
Roche Holding AG	3,209	561,879
UBS AG†	84,417	1,222,494

		9,723,632

United Kingdom - 8.1%

Anglo American PLC	30,877	1,286,899
Antofagasta PLC	6,292	137,784
Associated British Foods PLC	44,784	778,594
AstraZeneca PLC	29,380	1,392,623
Aviva PLC	147,988	816,779
BG Group PLC	67,298	1,455,142
BHP Billiton PLC	43,154	1,475,293
British Sky Broadcasting Group PLC	74,089	794,375
BT Group PLC	295,402	822,387
Bunzl PLC	29,170	378,813
Cairn Energy PLC†	147,861	803,596
Carnival PLC	23,998	782,625
Eurasian Natural Resources Corp. PLC	41,760	462,321
GlaxoSmithKline PLC	87,092	1,852,739
HSBC Holdings PLC	262,852	2,289,606
International Power PLC	144,154	795,618
Kingfisher PLC	202,162	776,121
Legal & General Group PLC	423,178	721,292
Prudential PLC	95,305	959,967
Reckitt Benckiser Group PLC	10,684	567,994
Rexam PLC	123,725	710,783
Scottish & Southern Energy PLC	31,723	669,447
Smith & Nephew PLC	15,964	162,094
Xstrata PLC	55,136	965,730

		21,858,622

United States - 45.3%

Aetna, Inc.	31,111	1,245,373
Aflac, Inc.#	36,104	1,361,843
Air Products & Chemicals, Inc.	8,928	730,935
Allergan, Inc.#	22,063	1,804,974
Amazon.com, Inc.†#	4,869	1,048,247
AmerisourceBergen Corp.#	17,280	683,942
Amgen, Inc.	38,094	2,110,598
Apache Corp.	17,849	1,839,696
Apple, Inc.†	14,498	5,579,265
Applied Materials, Inc.	6,587	74,565
Automatic Data Processing, Inc.	7,813	390,884
Bed Bath & Beyond, Inc.†	12,717	723,089
BlackRock, Inc.#	9,870	1,626,083
Bristol-Myers Squibb Co.#	69,121	2,056,350
Capital One Financial Corp.#	28,652	1,319,425

CenturyLink, Inc.#	46,280	1,673,022
Chubb Corp.	9,424	583,251
Citigroup, Inc.	38,782	1,204,181
Coach, Inc.	3,187	179,173
Colgate-Palmolive Co.	21,959	1,975,651
Comcast Corp., Class A	98,070	2,109,486
CSX Corp.	54,724	1,200,645
CVS Caremark Corp.#	56,899	2,043,243
Danaher Corp.	35,074	1,606,740
Dell, Inc.†	24,849	369,380
Devon Energy Corp.	24,740	1,678,114
DIRECTV, Class A†	19,366	851,523
Dr. Pepper Snapple Group, Inc.	7,404	284,906
Eaton Corp.	23,714	1,018,516
Ecolab, Inc.	3,467	185,831
EMC Corp.†	11,129	251,404
Endo Pharmaceuticals Holdings, Inc.†	20,161	643,338
FedEx Corp.	21,407	1,685,159
Fluor Corp.	8,049	488,735
Forest Laboratories, Inc.†	29,121	997,103
Frontier Communications Corp.#	129,161	967,416
General Mills, Inc.	45,633	1,729,947
Gilead Sciences, Inc.†	1,598	63,736
Google, Inc., Class A†	4,231	2,288,802
H.J. Heinz Co.	3,586	188,767
Halliburton Co.	41,544	1,843,307
HCP, Inc.	45,148	1,683,117
Hershey Co.#	25,250	1,480,913
Hess Corp.	27,077	1,606,749
Hewlett-Packard Co.#	68,610	1,785,918
Intel Corp.	129,773	2,612,331
International Business Machines Corp.#	22,338	3,840,126
Kellogg Co.	29,146	1,583,211
Kohl’s Corp.	30,597	1,417,865
Lowe’s Cos., Inc.	84,972	1,693,492
M&T Bank Corp.#	2,271	172,755
Mastercard, Inc., Class A	4,166	1,373,572
McGraw-Hill Cos., Inc.	3,284	138,289
McKesson Corp.#	7,629	609,786
Medtronic, Inc.	12,753	447,248
MetLife, Inc.	53,849	1,809,326
Microsoft Corp.	143,090	3,806,194
Mosaic Co.	9,308	662,078
Murphy Oil Corp.	13,953	747,602
Mylan, Inc.†	3,286	68,217
National Oilwell Varco, Inc.	18,536	1,225,600
News Corp., Class A#	87,266	1,507,084
NIKE, Inc., Class B	15,125	1,310,581
Noble Energy, Inc.	2,380	210,297
Norfolk Southern Corp.	18,524	1,253,704
NSTAR#	8,533	390,129
Omnicom Group, Inc.	6,148	249,301
Parker Hannifin Corp.#	22,184	1,628,971
Pepco Holdings, Inc.#	46,486	905,547
PepsiCo, Inc.	40,831	2,630,741
Pitney Bowes, Inc.#	58,195	1,181,940
PNC Financial Services Group, Inc.	35,786	1,794,310
Praxair, Inc.	11,945	1,176,463
priceline.com, Inc.†	1,311	704,348
Principal Financial Group, Inc.#	6,799	172,423
Progressive Corp.#	47,066	902,726
Prudential Financial, Inc.	33,254	1,669,683
QEP Resources, Inc.#	18,652	656,737
QUALCOMM, Inc.	34,371	1,768,732
Republic Services, Inc.	53,313	1,618,583
Simon Property Group, Inc.#	3,262	383,285
Southern Copper Corp.#	39,888	1,347,018
Sprint Nextel Corp.†#	23,644	88,901
T. Rowe Price Group, Inc.	5,172	276,599
Time Warner, Inc.#	58,530	1,853,060
Travelers Cos., Inc.	23,907	1,206,347
UnitedHealth Group, Inc.#	42,632	2,025,873
US Bancorp	75,441	1,750,986
Viacom, Inc., Class B	36,536	1,762,497
Visa, Inc., Class A	22,292	1,959,021
Walt Disney Co.	64,113	2,183,689
Watson Pharmaceuticals, Inc.†	9,660	648,379
WellPoint, Inc.	26,981	1,707,897
Wells Fargo & Co.	117,975	3,079,148
Williams Cos., Inc.	34,132	921,223

		122,397,257

Total Common Stock (cost $265,914,986)		259,648,004

PREFERRED STOCK - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG (cost $538,954)	13,164	712,532

Total Long-Term Investment Securities (cost $266,453,940)		260,360,536

SHORT-TERM INVESTMENT SECURITIES - 7.0%
Collective Investment Pool - 3.3%

Navigator Securities Lending Prime Portfolio(3)	8,928,891	8,928,891

Time Deposits - 3.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11	$9,224,000	9,224,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.04% due 09/22/11@	900,000	899,975

Total Short-Term Investment Securities (cost $19,052,866)		19,052,866

TOTAL INVESTMENTS - (cost $285,506,806)(4)	103.5%	279,413,402
Liabilities in excess of other assets	(3.5)	(9,464,387)

NET ASSETS -	100.0%	$269,949,015

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
PPS	- Price Protected Shares
RSP	- Risparmio Savings Shares
SDR	- Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2011	Unrealized Appreciation (Depreciation)

130	Long	S&P 500 E-Mini Index	September 2011	$8,118,610	$7,915,050	$(203,560)

Industry Allocation*
Medical-Drugs	6.3%
Banks-Commercial	4.8
Diversified Banking Institutions	3.5
Time Deposits	3.4
Collective Investment Pool	3.3
Telephone-Integrated	3.3
Oil Companies-Integrated	3.2
Oil Companies-Exploration & Production	3.0
Computers	3.0
Multimedia	3.0
Banks-Super Regional	2.9
Insurance-Life/Health	2.7
Diversified Minerals	2.4
Food-Misc.	2.4
Computer Services	2.1
Oil-Field Services	2.1
Insurance-Multi-line	1.9
Medical-HMO	1.9
Diversified Manufacturing Operations	1.6
Transport-Rail	1.6
Cosmetics & Toiletries	1.6
Auto-Cars/Light Trucks	1.6
Cable/Satellite TV	1.5
Applications Software	1.4
Beverages-Non-alcoholic	1.4
Commercial Services-Finance	1.3
Insurance-Property/Casualty	1.3
Electronic Components-Semiconductors	1.3
Electric-Integrated	1.2
Industrial Gases	1.1
Retail-Building Products	0.9
Medical-Biomedical/Gene	0.9
Gold Mining	0.9
Retail-Drug Store	0.9
Real Estate Investment Trusts	0.8
Web Portals/ISP	0.8
Food-Confectionery	0.8
Chemicals-Diversified	0.8
Investment Management/Advisor Services	0.7
Wireless Equipment	0.7
Metal-Copper	0.7
Real Estate Operations & Development	0.6
Transport-Services	0.6
Machinery-Construction & Mining	0.6
Telecom Services	0.6
Building-Heavy Construction	0.6
Non-Hazardous Waste Disposal	0.6
Agricultural Chemicals	0.5
Public Thoroughfares	0.5
Retail-Regional Department Stores	0.5
Auto/Truck Parts & Equipment-Original	0.5
Athletic Footwear	0.5
Medical-Wholesale Drug Distribution	0.5
Oil Field Machinery & Equipment	0.5
Medical Products	0.5
Photo Equipment & Supplies	0.5
Medical-Generic Drugs	0.4
Enterprise Software/Service	0.4
Office Automation & Equipment	0.4
E-Commerce/Products	0.4
Metal Processors & Fabrication	0.4
Electronic Components-Misc.	0.4
Building & Construction Products-Misc.	0.4
Food-Retail	0.4
E-Commerce/Services	0.4
Retail-Misc./Diversified	0.4
Cellular Telecom	0.4
Building & Construction-Misc.	0.4
Diversified Operations	0.4
Pipelines	0.3
U.S. Government Treasuries	0.3
Building Products-Cement	0.3
Gas-Distribution	0.3
Engineering/R&D Services	0.3
Chemicals-Specialty	0.3
Cruise Lines	0.3
Food-Baking	0.3
Gas-Transportation	0.3
Containers-Metal/Glass	0.3
Retail-Bedding	0.3
Audio/Video Products	0.3
Water	0.2
Metal-Diversified	0.2
Industrial Automated/Robotic	0.2
Soap & Cleaning Preparation	0.2
Sugar	0.2
Diversified Operations/Commercial Services	0.2
Paper & Related Products	0.2
Finance-Investment Banker/Broker	0.2
Medical Instruments	0.2
Computers-Memory Devices	0.2
Distribution/Wholesale	0.2
Oil Refining & Marketing	0.1
Building Products-Doors & Windows	0.1
Finance-Other Services	0.1
Mining	0.1
Textile-Products	0.1
Real Estate Management/Services	0.1
Electric Products-Misc.	0.1
Machinery-Electrical	0.1
Semiconductor Equipment	0.1
Electronic Measurement Instruments	0.1
Building-Residential/Commercial	0.1
Advertising Agencies	0.1
Steel-Producers	0.1
Retail-Apparel/Shoe	0.1
Retail-Restaurants	0.1
Metal-Iron	0.1
Apparel Manufacturers	0.1
Machinery-Farming	0.1
Finance-Leasing Companies	0.1
Airlines	0.1
Food-Dairy Products	0.1
Airport Development/Maintenance	0.1
Silver Mining	0.1
Security Services	0.1
Transport-Truck	0.1
Electric-Distribution	0.1
Tools-Hand Held	0.1
Resorts/Theme Parks	0.1
Recreational Vehicles	0.1
Containers-Paper/Plastic	0.1
Food-Wholesale/Distribution	0.1
Advertising Services	0.1
Shipbuilding	0.1
Retail-Consumer Electronics	0.1

103.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$15,910,632	$—	$2,320	$15,912,952
Japan	27,193,499	—	—	27,193,499
United Kingdom	21,858,622	—	—	21,858,622
United States	122,397,257	—	—	122,397,257
Other Countries*	72,285,674	—	0	72,285,674
Preferred Stock	712,532	—	—	712,532
Short Term Investment Securities:
Collective Investment Pool	—	8,928,891	—	8,928,891
Time Deposits	—	9,224,000	—	9,224,000
U.S. Government Treasuries	—	899,975	—	899,975

Total	$260,358,216	$19,052,866	$2,320	$279,413,402

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$203,560	$—	$—	$203,560

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	2,320
Transfers out of Level 3(2)	—

Balance as of 8/31/2011	$2,320

1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock
$—

2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011(unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCK - 57.1%
Austria - 0.3%

Telekom Austria AG	120,080	$1,333,387

Bermuda - 0.6%

PartnerRe, Ltd.	48,300	2,752,617

Canada - 0.4%

Talisman Energy, Inc.	107,200	1,791,958

China - 0.8%

China Telecom Corp., Ltd.	6,276,000	4,102,936

France - 4.7%

Alstom SA#	33,920	1,575,072
AXA SA	185,245	2,975,050
Cie Generale des Etablissements Michelin, Class B	26,440	1,936,655
Credit Agricole SA	160,550	1,573,129
France Telecom SA ADR#	169,382	3,097,997
GDF Suez	26,730	843,021
Ipsen SA	4,770	161,744
Sanofi	57,002	4,148,214
Thales SA	38,830	1,438,828
Total SA	73,870	3,607,356
Vivendi SA	65,704	1,601,222

		22,958,288

Germany - 3.6%

Deutsche Post AG	108,907	1,666,922
E.ON AG	70,267	1,539,819
Merck KGaA	21,120	1,894,361
Muenchener Rueckversicherungs AG	24,120	3,148,500
Rhoen-Klinikum AG	62,626	1,531,158
SAP AG ADR#	76,930	4,193,454
Siemens AG ADR	35,540	3,667,728

		17,641,942

Hong Kong - 0.6%

Cheung Kong Holdings, Ltd.	106,324	1,492,607
Citic Pacific, Ltd.	758,700	1,535,749

		3,028,356

Ireland - 0.7%

Accenture PLC, Class A#	30,270	1,622,169
CRH PLC	105,621	1,891,248

		3,513,417

Italy - 1.0%

ENI SpA	96,780	1,946,344
Intesa Sanpaolo SpA	570,988	930,135
UniCredit SpA	1,431,610	1,938,260

		4,814,739

Japan - 4.0%

ITOCHU Corp.	360,700	3,862,792
Konica Minolta Holdings, Inc.#	240,500	1,639,559
Mitsubishi UFJ Financial Group, Inc.#	128,300	576,403
Nintendo Co., Ltd.	9,424	1,649,231
Nissan Motor Co., Ltd.#	284,800	2,592,472
NKSJ Holdings, Inc.#	362,000	2,122,737
Toyota Motor Corp. ADR	48,610	3,492,142
Trend Micro, Inc.	124,500	3,907,190

		19,842,526

Jersey - 0.3%

Wolseley PLC	51,273	1,333,368

Netherlands - 2.0%

Akzo Nobel NV	50,370	2,564,316
ING Groep NV†	319,941	2,769,063
Koninklijke Philips Electronics NV	123,156	2,605,939
Reed Elsevier NV	172,373	2,033,901

		9,973,219

Norway - 1.6%

Statoil ASA	160,440	3,858,276
Telenor ASA	234,892	3,927,821

		7,786,097

Russia - 0.3%

Gazprom OAO ADR	105,600	1,283,040

Singapore - 1.9%

DBS Group Holdings, Ltd.	415,095	4,566,976
Singapore Telecommunications, Ltd.#	1,667,000	4,304,882
Singapore Telecommunications, Ltd. - 10	176,000	453,043

		9,324,901

South Korea - 1.5%

KB Financial Group, Inc. ADR	47,920	1,978,137
Samsung Electronics Co., Ltd.	7,457	5,200,364

		7,178,501

Spain - 0.8%

Telefonica SA ADR	188,349	3,927,077

Switzerland - 3.4%

ACE, Ltd.	58,607	3,784,840
Basilea Pharmaceutica†	2,260	109,375
Credit Suisse Group AG†	75,740	2,167,357
Lonza Group AG†	16,960	1,116,496
Novartis AG	30,850	1,798,897
Roche Holding AG	26,730	4,680,279
Swiss Re, Ltd.†	58,350	3,060,687

		16,717,931

Taiwan - 0.6%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,299,914	3,109,810

Thailand - 0.1%

Bangkok Bank PCL	136,648	745,477

Turkey - 0.2%

Turkcell Iletisim Hizmet AS ADR†	72,090	811,733

United Kingdom - 8.3%

Aviva PLC	589,370	3,252,863
BAE Systems PLC	454,309	2,030,282
BP PLC	384,945	2,514,835
G4S PLC	629,653	2,667,722
GlaxoSmithKline PLC	193,456	4,115,457
HSBC Holdings PLC	249,583	2,154,162
Kingfisher PLC	316,000	1,213,157
Marks & Spencer Group PLC	357,420	1,869,404
Pearson PLC	93,339	1,686,387
Rexam PLC	565,810	3,250,499
Royal Dutch Shell PLC, Class B	108,186	3,651,984

Tesco PLC		633,650	3,894,295
Unilever PLC		112,055	3,754,393
Vodafone Group PLC ADR#		180,767	4,761,403

			40,816,843

United States - 19.4%

Amgen, Inc.		90,850	5,033,544
Baker Hughes, Inc.		28,200	1,723,302
Bank of New York Mellon Corp.		142,050	2,936,173
Brocade Communications Systems, Inc.†		220,530	853,451
Chesapeake Energy Corp.#		130,890	4,239,527
Chevron Corp.		34,110	3,373,820
Cisco Systems, Inc.		299,580	4,697,414
Citigroup, Inc.		73,250	2,274,412
Comcast Corp., Special Class A		212,835	4,503,589
CVS Caremark Corp.		121,410	4,359,833
General Electric Co.#		121,150	1,975,957
Gilead Sciences, Inc.†		59,360	2,367,574
Home Depot, Inc.		51,890	1,732,088
Isis Pharmaceuticals, Inc.†#		44,540	333,605
JPMorgan Chase & Co.		68,660	2,578,870
Medtronic, Inc.		66,020	2,315,321
Merck & Co., Inc.		137,440	4,552,013
Microsoft Corp.		159,614	4,245,732
News Corp., Class A#		177,477	3,065,028
Onyx Pharmaceuticals, Inc.†		18,710	636,701
Pfizer, Inc.		247,019	4,688,421
PG&E Corp.		71,640	3,033,954
Progressive Corp.#		80,370	1,541,497
Quest Diagnostics, Inc.#		55,990	2,803,419
SAIC, Inc.†#		194,430	2,916,450
Sprint Nextel Corp.†#		567,400	2,133,424
Symantec Corp.†		171,920	2,948,428
Target Corp.#		65,403	3,379,373
Time Warner Cable, Inc.		61,908	4,054,974
Time Warner, Inc.#		71,812	2,273,568
United Parcel Service, Inc., Class B		39,100	2,634,949
Watson Pharmaceuticals, Inc.†#		73,690	4,946,073

			95,152,484

Total Common Stock
(cost $299,592,128)			279,940,647

PREFERRED STOCK - 1.3%
Brazil - 1.3%

Petroleo Brasileiro SA ADR		99,680	2,656,472
Vale SA ADR		138,280	3,571,772

Total Preferred Stock
(cost $4,700,289)			6,228,244

FOREIGN GOVERNMENT AGENCIES - 34.9%
Argentina - 0.3%

Republic of Argentina FRS Senior Bonds 0.44% due 08/03/12		11,593,000	1,398,116

Australia - 2.3%

New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/13	AUD	340,000	372,609
New South Wales Treasury Corp. Local Government Guar. Bonds Series 12RG 6.00% due 05/01/12	AUD	2,510,000	2,707,350
New South Wales Treasury Corp. Local Government Guar. Bonds Series 12 6.00% due 05/01/12	AUD	110,000	118,953
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,820,022
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/21/13	AUD	720,000	794,604
Western Australia Treasury Corp. Local Government Guar. 5.50% due 07/17/12	AUD	3,925,000	4,242,454
Western Australia Treasury Corp. Local Government Guar. 8.00% due 06/15/13	AUD	390,000	444,760

			11,500,752

Brazil - 3.3%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	3,531,803
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	6,613,725
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,265,152
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,834,871
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	3,125,579

			16,371,130

Hungary - 1.2%

Republic of Hungary Senior Bonds 3.50% due 07/18/16	EUR	135,000	174,515
Republic of Hungary Senior Bonds 3.88% due 02/24/20	EUR	495,000	597,653
Republic of Hungary Senior Bonds 4.38% due 07/04/17	EUR	685,000	904,200
Republic of Hungary Senior Bonds 5.75% due 06/11/18#	EUR	2,165,000	3,037,872
Republic of Hungary Senior Bonds 6.25% due 01/29/20		910,000	945,035

Republic of Hungary Senior Bonds 6.38% due 03/29/21		400,000	414,000

			6,073,275

Indonesia - 4.0%

Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	131,250
Republic of Indonesia Senior Bonds 7.75% due 01/17/38#*		1,128,000	1,505,880
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*		100,000	143,000
Republic of Indonesia Senior Bonds 9.00% due 09/15/18	IDR	2,780,000,000	368,509
Republic of Indonesia Senior Bonds 9.50% due 07/15/23	IDR	7,720,000,000	1,054,480
Republic of Indonesia Senior Bonds 10.00% due 02/15/28	IDR	6,235,000,000	882,314
Republic of Indonesia Senior Bonds 10.25% due 07/15/22	IDR	1,280,000,000	183,858
Republic of Indonesia Senior Bonds 10.25% due 07/15/27	IDR	1,640,000,000	234,893
Republic of Indonesia Senior Bonds 10.75% due 05/15/16	IDR	39,900,000,000	5,542,724
Republic of Indonesia Senior Bonds 11.00% due 11/15/20	IDR	21,782,000,000	3,268,395
Republic of Indonesia Senior Bonds 11.63% due 03/04/19*		1,120,000	1,682,800
Republic of Indonesia Senior Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,638,360
Republic of Indonesia Senior Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,422,360
Republic of Indonesia Senior Bonds 14.28% due 12/15/13	IDR	4,200,000,000	587,161

			19,645,984

Ireland - 0.2%

Republic of Ireland Bonds 4.00% due 01/15/14	EUR	80,000	104,572
Republic of Ireland Bonds 4.40% due 06/18/19	EUR	122,000	139,186
Republic of Ireland Notes 4.50% due 10/18/18	EUR	63,000	73,314
Republic of Ireland Bonds 4.50% due 04/18/20	EUR	46,000	50,735
Republic of Ireland Bonds 4.60% due 04/18/16	EUR	192,000	237,195
Republic of Ireland Notes 5.00% due 10/18/20	EUR	30,000	33,493
Republic of Ireland Notes 5.40% due 03/13/25	EUR	266,000	288,386
Republic of Ireland Bonds 5.90% due 10/18/19	EUR	129,000	157,086

			1,083,967

Israel - 0.1%

State of Israel Bonds 3.50% due 09/30/13	ILS	1,805,000	526,353
State of Israel Bonds 5.00% due 03/31/13	ILS	94,000	27,709

			554,062

Lithuania - 0.9%

Republic of Lithuania Notes 6.13% due 03/09/21*		240,000	257,100
Republic of Lithuania Senior Bonds 7.38% due 02/11/20*		3,560,000	4,134,940

			4,392,040

Malaysia - 0.7%

Government of Malaysia Senior Bonds 2.51% due 08/27/12	MYR	205,000	68,441
Government of Malaysia Senior Bonds 2.71% due 02/14/12	MYR	10,000	3,356
Government of Malaysia Senior Bonds 3.46% due 07/31/13	MYR	6,960,000	2,348,285
Government of Malaysia Senior Bonds 3.72% due 06/15/12	MYR	120,000	40,529
Government of Malaysia Senior Bonds 3.81% due 02/15/17	MYR	3,115,000	1,062,565

			3,523,176

Mexico - 2.7%

United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,738,749

United Mexican States Bonds 8.00% due 12/19/13	MXN	47,120,000	4,100,392
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,799,832
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	393,705
United Mexican States Bonds 9.00% due 06/20/13	MXN	22,280,000	1,943,817

			12,976,495

Norway - 0.1%

Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	410,796

Poland - 4.4%

Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	2,194,327
Government of Poland Bonds zero coupon due 07/25/12	PLN	120,000	40,086
Government of Poland Bonds zero coupon due 10/25/12	PLN	600,000	198,169
Government of Poland Bonds zero coupon due 01/25/13	PLN	2,520,000	823,798
Government of Poland Bonds zero coupon due 07/25/13	PLN	1,390,000	444,765
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,370,000	8,819,110
Government of Poland Bonds 5.00% due 10/24/13	PLN	1,140,000	400,211
Government of Poland Bonds 5.25% due 04/25/13	PLN	465,000	163,330
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,918,410
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	556,720
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	3,170,270
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	3,010,380

			21,739,576

Russia - 1.6%

Russian Federation Senior Bonds 7.50% due 03/31/30*(1)		6,553,240	7,844,228

South Africa - 0.3%

Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	410,247
Republic of South Africa Senior Notes 5.88% due 05/30/22		700,000	809,410

			1,219,657

South Korea - 6.4%

KDICB Redemption Fund Government Guar. Bonds 5.28% due 02/15/13	KRW	1,104,000,000	1,058,990
Republic of South Korea Senior Bonds 3.00% due 12/10/13	KRW	1,807,200,000	1,676,160
Republic of South Korea Senior Bonds 3.75% due 06/10/13	KRW	5,578,000,000	5,298,538
Republic of South Korea Senior Bonds 4.00% due 06/10/12	KRW	7,323,970,000	6,892,825
Republic of South Korea Senior Bonds 4.25% due 12/10/12	KRW	1,852,400,000	1,752,346
Republic of South Korea Senior Bonds 4.75% due 12/10/11	KRW	5,033,650,000	4,735,443
Republic of South Korea Senior Bonds 5.25% due 09/10/12	KRW	6,755,000,000	6,442,973
Republic of South Korea Senior Bonds 5.25% due 03/10/13	KRW	622,970,000	598,562
Republic of South Korea Senior Bonds 7.13% due 04/16/19		2,470,000	3,071,080

			31,526,917

SupraNational - 0.7%

Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/19		1,340,000	1,657,499
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,619,021

			3,276,520

Sweden - 3.2%

Kingdom of Sweden Bonds 1.50% due 08/30/13	SEK	35,000,000	5,515,446
Kingdom of Sweden Bonds 5.50% due 10/08/12#	SEK	62,065,000	10,212,660

			15,728,106

Ukraine - 0.2%
Government of Ukraine Senior Notes 7.95% due 02/23/21*		770,000	789,231

United Kingdom - 1.6%

United Kingdom Gilt Treasury Bonds 3.25% due 12/07/11	GBP	1,566,000	2,560,702
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	1,330,000	2,208,877
United Kingdom Gilt Treasury Bonds 5.25% due 06/07/12	GBP	1,680,000	2,824,585

			7,594,164

Venezuela - 0.3%

Republic of Venezuela Senior Notes 10.75% due 09/19/13		1,415,000	1,407,925

Vietnam - 0.4%

Republic of Vietnam Senior Bonds 6.75% due 01/29/20#*		1,695,000	1,750,054

Total Foreign Government Agencies
(cost $146,293,179)			170,806,171

MUNICIPAL BONDS & NOTES - 0.9%
United States - 0.9%

California State General Obligation 6.00% due 04/01/38		3,140,000	3,416,100
California State General Obligation Bonds 7.63% due 03/01/40		685,000	827,610
Los Angeles Unified School District General Obligation Series KRY 5.25% due 07/01/26		225,000	249,777

Total Municipal Bonds & Notes
(cost $4,130,533)			4,493,487

Total Long-Term Investment Securities
(cost $454,716,129)			461,468,549

SHORT-TERM INVESTMENT SECURITIES - 9.9%
Collective Investment Pool - 5.1%

Navigator Securities Lending Prime Portfolio(2) (cost $25,039,441)		25,039,441	25,039,441

Foreign Government Treasuries - 2.3%

Egypt Treasury Bills
10.33% due 11/08/11	EGP	725,000	118,896
10.46% due 12/06/11	EGP	800,000	129,919
10.50% due 12/06/11	EGP	375,000	60,900
10.51% due 12/06/11	EGP	800,000	129,919
12.19% due 02/21/12	EGP	2,850,000	451,107

			890,741

Israel Treasury Bills
2.24% due 10/05/11	ILS	573,000	160,489
2.28% due 12/07/11	ILS	2,735,000	761,470
2.30% due 11/02/11	ILS	3,285,000	917,366
2.35% due 01/04/12	ILS	8,210,000	2,280,274

			4,119,599

Bank Negara Malaysia Monetary Notes
2.70% due 12/29/11	MYR	1,150,000	381,792
2.70% due 01/31/12	MYR	30,000	9,934
2.75% due 09/15/11	MYR	15,000	5,023
2.75% due 10/04/11	MYR	60,000	20,065
2.75% due 12/01/11	MYR	125,000	41,590
2.75% due 12/15/11	MYR	5,315,000	1,766,461
2.75% due 02/09/12	MYR	170,000	56,254
2.75% due 02/21/12	MYR	35,000	11,571
2.78% due 03/29/12	MYR	20,000	6,593
2.80% due 03/29/12	MYR	10,000	3,297
2.81% due 10/13/11	MYR	940,000	314,122
2.88% due 12/15/11	MYR	1,560,000	518,472

			3,135,174

Government of Malaysia
2.75% due 09/06/11	MYR	10,000	3,351
2.75% due 09/30/11	MYR	10,000	3,345
2.75% due 02/24/12	MYR	10,000	3,305
2.75% due 03/23/12	MYR	10,000	3,298

			13,299

Kingdom of Norway
2.45% due 12/21/11#	NOK	3,630,000	672,162
2.52% due 03/21/12#	NOK	3,520,000	648,991
2.54% due 03/21/12#	NOK	7,120,000	1,312,732
2.60% due 02/21/12#	NOK	2,160,000	398,244

			3,032,129

Total Foreign Government Treasuries
(cost $11,136,709)			11,190,942

Time Deposits - 0.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 09/01/11 (cost $769,000)		$769,000	769,000

U.S. Government Agencies - 2.4%

Federal Home Loan Bank Disc. Notes 0.00% due 09/01/11 (cost $11,710,000)		11,710,000	11,710,000

Total Short-Term Investment Securities
(cost $48,655,150)			48,709,383

TOTAL INVESTMENTS -
(cost $503,371,279)(4)		104.1%	510,177,932
Liabilities in excess of other assets		(4.1)	(20,082,588)

NET ASSETS -		100.0%	$490,095,344

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $18,107,233 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2011.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	EUR	2,577,855	SEK	23,782,000	09/22/2011	$ 43,911	$ —

Barclays Bank PLC	EUR	462,350	USD	597,819	01/13/2012	—	(65,322)
	EUR	375,660	USD	500,642	01/19/2012	—	(38,124)
	EUR	1,640,000	USD	2,210,720	02/09/2012	—	(140,779)
	EUR	1,399,000	USD	1,897,044	02/10/2012	—	(108,876)
	EUR	181,000	USD	253,599	07/19/2012	—	(5,453)
	EUR	221,308	USD	314,390	08/06/2012	—	(2,291)
	EUR	80,327	USD	115,510	08/23/2012	587	—
	EUR	133,913	USD	192,112	08/24/2012	525	—
	EUR	854,436	NOK	6,799,000	08/27/2012	19,454	—
	EUR	290,394	USD	417,908	08/27/2012	2,461	—
	USD	993,776	AUD	1,064,000	12/12/2011	129,891	—
	USD	145,202	GBP	91,643	01/24/2012	3,318	—
	USD	95,224	GBP	60,543	01/27/2012	2,891	—
	USD	7,682	GBP	4,872	02/01/2012	213	—
	USD	135,141	SGD	172,151	02/09/2012	8,163	—
	USD	157,062	CLP	77,400,000	02/13/2012	7,131	—
	USD	400,023	GBP	251,053	02/14/2012	6,745	—
	USD	379,603	SGD	485,000	02/17/2012	24,207	—
	USD	271,949	CLP	133,500,000	02/29/2012	10,706	—
	USD	135,883	CLP	66,800,000	03/01/2012	5,534	—
	USD	271,744	GBP	169,537	03/12/2012	2,862	—
	USD	885,025	GBP	557,166	03/30/2012	17,253	—

						241,941	(360,845)

Citibank N.A.	EUR	1,203,000	USD	1,556,093	01/10/2012	—	(169,409)
	EUR	375,660	USD	485,548	01/13/2012	—	(53,255)
	EUR	2,172,000	USD	2,934,177	02/08/2012	—	(180,161)
	EUR	97,289	USD	136,589	08/08/2012	—	(2,624)
	EUR	27,522	USD	38,725	08/09/2012	—	(657)
	USD	204,486	PHP	9,044,000	10/11/2011	9,335	—
	USD	96,436	GBP	61,025	01/24/2012	2,464	—
	USD	62,102	GBP	39,261	02/01/2012	1,520	—
	USD	408,905	GBP	257,222	02/16/2012	7,849	—
	USD	674,724	CLP	327,410,000	02/27/2012	18,658	—
	USD	1,347,006	AUD	1,433,000	03/19/2012	151,277	—
	USD	327,940	CLP	159,543,000	04/30/2012	7,953	—
	USD	162,211	CLP	79,240,000	05/31/2012	4,146	—

						203,202	(406,106)

Credit Suisse AG	USD	531,011	GBP	334,116	04/02/2012	10,040	—
	USD	957,175	SGD	1,146,600	08/06/2012	1,288	—

						11,328	—

Deutsche Bank AG	EUR	137,755	USD	185,757	11/18/2011	—	(11,948)
	EUR	190,735	USD	254,774	11/28/2011	—	(18,937)
	EUR	2,243,000	USD	2,906,681	01/11/2012	—	(310,489)
	EUR	1,896,749	NOK	15,082,000	02/09/2012	66,240	—
	EUR	411,000	USD	553,551	02/09/2012	—	(35,757)
	EUR	849,000	USD	1,139,205	02/17/2012	—	(78,015)
	EUR	234,000	USD	327,509	03/26/2012	—	(7,832)
	EUR	306,000	USD	429,854	04/04/2012	—	(8,623)
	EUR	205,000	USD	286,926	04/05/2012	—	(6,821)
	EUR	154,000	USD	215,760	07/16/2012	—	(4,656)
	EUR	347,504	MYR	1,491,000	07/18/2012	—	(4,639)
	EUR	241,000	USD	338,048	07/18/2012	—	(6,881)

EUR	395,089	MYR	1,683,000	07/20/2012	—	(9,322)
EUR	133,000	USD	185,515	07/20/2012	—	(4,836)
EUR	120,000	USD	168,330	07/23/2012	—	(3,410)
EUR	505,667	MYR	2,164,000	07/25/2012	—	(8,722)
EUR	754,894	SEK	6,934,000	07/27/2012	—	(2,654)
EUR	80,784	USD	115,650	08/29/2012	81	—
EUR	3,563	USD	5,153	08/31/2012	56	—
INR	11,044,000	USD	239,988	09/01/2011	162	—
USD	226,916	INR	11,044,000	09/01/2011	12,910	—
USD	1,450,460	ILS	5,519,000	09/07/2011	98,400	—
USD	511,645	PHP	23,022,000	10/04/2011	32,688	—
USD	614,653	PHP	27,526,000	10/05/2011	36,166	—
USD	1,500,165	ILS	5,469,000	10/06/2011	34,011	—
USD	507,935	PHP	22,596,000	10/07/2011	26,309	—
USD	408,343	PHP	18,081,000	10/11/2011	19,134	—
USD	122,180	PHP	5,384,000	10/12/2011	5,108	—
USD	125,623	MYR	394,093	10/13/2011	6,163	—
USD	110,763	PHP	4,878,000	10/19/2011	4,554	—
USD	439,348	PHP	19,500,000	10/21/2011	21,628	—
USD	171,367	INR	7,960,000	10/26/2011	915	—
USD	428,918	PHP	18,920,000	10/26/2011	18,323	—
USD	361,725	INR	16,813,000	10/27/2011	2,137	—
USD	326,103	PHP	14,323,000	10/28/2011	12,464	—
USD	51,138	PHP	2,200,000	11/04/2011	864	—
USD	104,525	PHP	4,500,000	11/14/2011	1,850	—
USD	1,953,816	AUD	2,129,500	12/01/2011	297,709	—
USD	1,812,010	AUD	1,917,000	12/09/2011	213,125	—
USD	172,887	PHP	7,703,000	01/18/2012	8,889	—
USD	108,512	PHP	4,819,000	01/19/2012	5,203	—
USD	144,655	GBP	91,385	01/24/2012	3,447	—
USD	76,011	GBP	47,771	01/26/2012	1,407	—
USD	631,037	CLP	319,210,000	01/27/2012	47,510	—
USD	1,464,169	CLP	734,720,000	01/30/2012	97,065	—
USD	882,840	CLP	443,230,000	01/31/2012	58,882	—
USD	488,630	SGD	624,000	02/07/2012	30,784	—
USD	976,595	SGD	1,242,000	02/08/2012	57,264	—
USD	157,456	CLP	77,500,000	02/10/2012	7,008	—
USD	308,046	CLP	151,620,000	02/13/2012	13,594	—
USD	156,199	CLP	76,600,000	02/14/2012	6,277	—
USD	1,149,011	MYR	3,542,747	02/14/2012	28,703	—
USD	568,648	SGD	727,000	02/17/2012	36,650	—
USD	281,390	CLP	136,080,000	02/21/2012	7,006	—
USD	323,134	CLP	156,410,000	02/23/2012	8,267	—
USD	738,498	SGD	944,000	02/24/2012	47,608	—
USD	490,070	CLP	239,310,000	02/27/2012	16,736	—
USD	461,925	SGD	589,000	02/27/2012	28,595	—
USD	108,152	CLP	52,350,000	02/29/2012	2,687	—
USD	461,338	SGD	589,000	02/29/2012	29,205	—
USD	350,132	CLP	171,950,000	03/01/2012	13,888	—
USD	350,132	CLP	171,950,000	03/02/2012	13,845	—
USD	387,755	CLP	190,310,000	03/05/2012	14,975	—
USD	384,354	CLP	189,160,000	03/07/2012	15,868	—
USD	376,745	CLP	184,040,000	03/09/2012	12,573	—
USD	759,628	CLP	372,560,000	03/15/2012	28,052	—
USD	594,276	SGD	758,100	03/19/2012	37,394	—
USD	657,502	AUD	701,350	03/21/2012	75,662	—
USD	636,711	SGD	816,200	03/21/2012	43,402	—
USD	43,115	AUD	46,040	03/22/2012	5,009	—
USD	442,512	GBP	277,775	03/29/2012	7,323	—
USD	359,627	CLP	179,490,000	03/30/2012	19,335	—
USD	380,616	CLP	190,700,000	04/02/2012	21,904	—

	USD	457,396	INR	21,429,000	04/11/2012	197	—
	USD	984,362	INR	45,950,000	04/13/2012	—	(3,293)
	USD	224,899	INR	10,622,000	04/19/2012	1,789	—
	USD	456,997	INR	21,520,000	04/26/2012	2,035	—
	USD	230,851	CLP	113,140,000	05/29/2012	6,719	—
	USD	611,002	INR	29,157,000	06/01/2012	9,301	—
	USD	452,910	INR	21,477,000	06/07/2012	3,804	—
	USD	123,435	INR	5,815,000	06/11/2012	189	—
	USD	308,282	INR	14,554,000	06/18/2012	977	—
	USD	1,623,377	MYR	5,000,000	06/18/2012	30,639	—
	USD	279,764	INR	13,258,000	06/20/2012	1,918	—
	USD	1,427,942	MYR	4,406,200	06/21/2012	29,494	—
	USD	1,123,979	AUD	1,111,640	06/22/2012	28,048	—
	USD	323,281	INR	15,233,000	06/25/2012	249	—
	USD	2,687,702	AUD	2,673,000	06/27/2012	81,144	—
	USD	217,051	INR	10,114,000	07/11/2012	—	(2,480)
	USD	109,687	INR	5,110,000	07/12/2012	—	(1,284)
	USD	298,944	MYR	912,824	07/12/2012	2,774	—
	USD	1,161,837	MYR	3,540,000	07/13/2012	8,207	—
	USD	532,278	MYR	1,621,000	07/18/2012	3,405	—
	USD	837,098	MYR	2,557,000	07/20/2012	7,842	—
	USD	1,024,787	MYR	3,109,000	07/25/2012	2,381	—
	USD	957,181	SGD	1,147,162	08/06/2012	1,752	—
	USD	330,530	INR	15,617,000	08/24/2012	—	(217)
	USD	232,706	INR	11,044,000	09/06/2012	675	—

						1,986,553	(530,816)

HSBC Securities, Inc.	EUR	539,000	USD	749,318	10/17/2011	—	(24,529)
	EUR	538,000	USD	754,653	10/18/2011	—	(17,749)
	EUR	724,000	USD	1,011,138	10/19/2011	—	(28,290)
	EUR	372,921	USD	488,639	12/06/2011	—	(46,468)
	EUR	355,000	USD	479,747	02/08/2012	—	(29,272)
	EUR	1,230,000	USD	1,654,104	02/09/2012	—	(109,520)
	USD	84,099	PHP	3,800,000	09/30/2011	5,751	—
	USD	68,603	PHP	3,100,000	10/03/2011	4,694	—
	USD	409,777	PHP	18,467,000	10/04/2011	26,858	—
	USD	615,130	PHP	27,532,000	10/05/2011	35,831	—
	USD	408,465	PHP	18,115,000	10/11/2011	19,815	—
	USD	202,207	PHP	8,977,000	10/13/2011	10,025	—
	USD	400,209	PHP	17,658,000	10/19/2011	17,231	—
	USD	175,717	INR	8,148,000	10/26/2011	634	—
	USD	399,756	PHP	17,658,000	10/26/2011	17,653	—
	USD	262,557	INR	12,138,000	10/27/2011	130	—
	USD	76,748	PHP	3,370,000	10/27/2011	2,913	—
	USD	51,025	PHP	2,240,000	10/28/2011	1,924	—
	USD	99,613	PHP	4,380,000	10/31/2011	3,918	—
	USD	155,287	PHP	6,830,000	01/17/2012	5,894	—
	USD	303,199	PHP	13,506,000	01/18/2012	15,517	—
	USD	392,139	PHP	17,658,000	01/26/2012	24,425	—
	USD	488,691	SGD	624,000	02/07/2012	30,723	—
	USD	480,736	SGD	612,200	02/13/2012	28,930	—
	USD	346,141	SGD	440,800	02/14/2012	20,841	—
	USD	288,151	MYR	892,000	02/17/2012	8,341	—
	USD	568,666	SGD	727,000	02/17/2012	36,632	—
	USD	679,488	SGD	867,000	03/19/2012	42,920	—
	USD	509,196	SGD	652,000	03/21/2012	34,095	—
	USD	713,684	INR	33,693,000	06/04/2012	2,964	—
	USD	121,746	INR	5,733,000	06/08/2012	160	—
	USD	307,219	INR	14,470,000	06/13/2012	362	—
	USD	216,783	INR	10,230,000	06/27/2012	459	—
	USD	296,707	MYR	883,000	07/31/2012	—	(5,036)
	USD	599,081	MYR	1,800,000	08/08/2012	—	(4,671)

	USD	2,050,807	KRW	2,228,406,400	08/09/2012	15,420	—
	USD	381,815	INR	18,021,000	08/24/2012	—	(655)

						415,060	(266,190)

JPMorgan Chase & Co.	EUR	548,072	USD	708,794	01/13/2012	—	(77,296)
	EUR	1,064,000	USD	1,423,206	02/16/2012	—	(102,278)
	EUR	504,335	MYR	2,164,000	07/27/2012	—	(6,850)
	EUR	112,835	USD	162,239	08/29/2012	817	—
	USD	162,452	PHP	7,272,000	10/06/2011	9,484	—
	USD	203,639	PHP	9,021,000	10/11/2011	9,638	—
	USD	495,791	PHP	21,971,000	10/13/2011	23,642	—
	USD	286,990	PHP	12,598,000	10/17/2011	10,836	—
	USD	220,680	PHP	9,792,000	10/21/2011	10,801	—
	USD	214,639	PHP	9,466,000	10/26/2011	9,123	—
	USD	768,298	MYR	2,432,356	12/16/2011	42,234	—
	USD	966,746	PHP	42,561,000	01/13/2012	37,812	—
	USD	427,565	PHP	19,234,000	01/19/2012	26,303	—
	USD	19,129	GBP	12,023	01/27/2012	356	—
	USD	191,586	CLP	96,770,000	01/30/2012	14,044	—
	USD	37,589	GBP	23,883	01/30/2012	1,115	—
	USD	237,661	INR	11,460,000	02/06/2012	8,251	—
	USD	143,700	CLP	70,000,000	02/21/2012	4,651	—
	USD	246,393	CLP	118,700,000	02/22/2012	5,138	—
	USD	66,323	CLP	32,200,000	02/28/2012	1,861	—
	USD	849,167	SGD	1,086,000	03/19/2012	55,718	—
	USD	141,696	CLP	70,600,000	03/21/2012	7,487	—
	USD	659,487	INR	30,864,000	04/16/2012	—	(661)
	USD	643,500	INR	30,296,000	04/18/2012	3,107	—
	USD	321,180	INR	15,134,000	04/19/2012	1,801	—
	USD	242,003	MYR	740,795	04/19/2012	3,621	—
	USD	694,222	MYR	2,123,000	04/23/2012	9,585	—
	USD	200,728	CLP	98,979,000	04/27/2012	7,714	—
	USD	388,165	INR	18,302,000	04/27/2012	2,197	—
	USD	323,716	INR	15,247,000	04/30/2012	1,416	—
	USD	212,608	INR	10,067,000	06/22/2012	1,247	—
	USD	1,815,160	MYR	5,625,000	06/29/2012	44,909	—
	USD	350,610	INR	16,267,000	07/12/2012	—	(5,525)
	USD	109,834	INR	5,104,000	07/19/2012	—	(1,611)
	USD	1,084,317	MYR	3,269,000	07/27/2012	—	(4,361)
	USD	1,529,019	SGD	1,831,000	07/31/2012	1,350	—
	USD	66,874	MYR	200,000	08/27/2012	—	(871)

						356,258	(199,453)

Morgan Stanley and Co., Inc.	EUR	204,426	NOK	1,696,440	11/25/2011	21,350	—
	EUR	313,913	NOK	2,610,000	11/28/2011	33,636	—
	EUR	111,847	SEK	1,039,903	07/16/2012	1,605	—
	EUR	26,146	SEK	243,450	07/18/2012	428	—
	EUR	116,969	SEK	1,094,428	07/20/2012	2,733	—
	USD	300,916	CLP	152,700,000	01/13/2012	24,229	—
	USD	56,800	GBP	36,081	01/27/2012	1,672	—
	USD	18,562	GBP	11,725	01/31/2012	439	—
	USD	71,254	GBP	45,203	02/01/2012	1,997	—
	USD	1,075,342	AUD	1,105,921	02/08/2012	85,574	—
	USD	267,592	CLP	130,090,000	02/14/2012	8,341	—
	USD	476,925	GBP	300,002	02/15/2012	9,147	—
	USD	489,117	CLP	235,510,000	02/16/2012	10,302	—
	USD	307,889	CLP	149,380,000	02/27/2012	8,465	—
	USD	329,321	CLP	161,400,000	02/28/2012	12,448	—
	USD	155,144	CLP	76,300,000	03/12/2012	6,216	—
	USD	503,230	GBP	314,891	03/14/2012	6,800	—
	USD	442,512	GBP	277,738	03/29/2012	7,264	—
	USD	1,206,318	ILS	4,318,135	03/30/2012	3,143	—
	USD	354,170	CLP	174,340,000	04/16/2012	13,347	—

	USD	315,576	CLP	156,210,000	04/20/2012	13,602	—
	USD	160,443	CLP	77,900,000	05/11/2012	3,399	—
	USD	568,334	CLP	280,490,000	05/22/2012	21,010	—
	USD	1,223,208	SGD	1,467,690	08/01/2012	3,529	—

						300,676	—

UBS AG	EUR	675,228	NOK	5,605,000	11/07/2011	71,755	—
	EUR	701,089	USD	949,696	11/17/2011	—	(56,512)
	EUR	1,023,317	NOK	8,451,000	11/28/2011	99,026	—
	EUR	311,515	NOK	2,570,000	12/01/2011	29,586	—
	EUR	195,111	USD	259,845	12/07/2011	—	(20,118)
	EUR	2,118,000	USD	2,741,592	01/11/2012	—	(296,288)
	EUR	866,907	USD	1,121,084	01/13/2012	—	(122,306)
	EUR	664,629	USD	895,714	01/25/2012	—	(57,422)
	EUR	177,000	USD	241,019	02/01/2012	—	(12,794)
	EUR	952,983	NOK	7,552,200	02/08/2012	28,644	—
	EUR	1,629,000	USD	2,206,399	02/08/2012	—	(129,354)
	EUR	1,327,131	NOK	10,555,600	02/09/2012	46,886	—
	EUR	1,210,000	USD	1,642,902	02/13/2012	—	(91,967)
	EUR	1,064,000	USD	1,423,813	02/16/2012	—	(101,672)
	EUR	849,000	USD	1,136,650	02/21/2012	—	(80,514)
	EUR	729,000	USD	1,039,244	04/12/2012	—	(5,264)
	EUR	871,923	SEK	8,109,360	07/16/2012	12,913	—
	EUR	126,371	SEK	1,173,460	07/18/2012	1,572	—
	EUR	855,672	NOK	6,799,000	08/22/2012	17,959	—
	EUR	851,866	NOK	6,799,000	08/23/2012	23,350	—
	EUR	976,192	SEK	9,000,000	08/27/2012	578	—
	EUR	1,333,312	USD	1,918,129	08/27/2012	10,650	—
	USD	1,072,171	AUD	1,105,616	02/08/2012	88,425	—

						431,344	(974,211)

Net Unrealized Appreciation/(Depreciation)						$3,990,273	$(2,737,621)

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CLP - Chilean Peso

EGP - Egyptian Pound

EUR - Euro Dollar

GBP - Bristish Pound

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Sovereign	34.2%
Medical-Drugs	5.4
Collective Investment Pool	5.1
Oil Companies-Integrated	4.5
Telecom Services	2.9
Diversified Banking Institutions	2.6
U.S. Government Agencies	2.4
Foreign Government Treasuries	2.3
Insurance-Multi-line	2.0
Insurance-Reinsurance	1.8
Cable/Satellite TV	1.7
Telephone-Integrated	1.7
Banks-Commercial	1.6
Cellular Telecom	1.6
Oil Companies-Exploration & Production	1.6
Medical-Biomedical/Gene	1.5
Multimedia	1.4
Internet Security	1.4
Auto-Cars/Light Trucks	1.2
Diversified Manufacturing Operations	1.2
Electric-Integrated	1.1
Electronic Components-Semiconductors	1.1
Medical-Generic Drugs	1.0
Networking Products	1.0
U.S. Municipal Bonds & Notes	0.9
Retail-Drug Store	0.9
Applications Software	0.9
Enterprise Software/Service	0.9
Transport-Services	0.8
Food-Retail	0.8
Import/Export	0.8
Food-Misc.	0.8
Insurance-Property/Casualty	0.7
Diversified Minerals	0.7
Aerospace/Defense	0.7
Retail-Discount	0.7
SupraNational Banks	0.7
Insurance-Life/Health	0.7
Containers-Metal/Glass	0.7
Semiconductor Components-Integrated Circuits	0.6
Retail-Building Products	0.6
Banks-Fiduciary	0.6
Consulting Services	0.6
Medical Labs & Testing Services	0.6
Security Services	0.5
Electronic Components-Misc.	0.5
Chemicals-Diversified	0.5
Medical Instruments	0.5
Publishing-Books	0.4
Rubber-Tires	0.4
Building Products-Cement	0.4
Retail-Major Department Stores	0.4
Toys	0.4
Oil-Field Services	0.3
Photo Equipment & Supplies	0.3
Computer Services	0.3
Machinery-General Industrial	0.3
Steel-Specialty	0.3
Medical-Hospitals	0.3
Real Estate Operations & Development	0.3
Distribution/Wholesale	0.3
Chemicals-Specialty	0.2
Therapeutics	0.2
Computers-Integrated Systems	0.2
Time Deposits	0.1

104.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
United Kingdom	$40,816,843	$—	$—	$40,816,843
United States	95,152,484	—	—	95,152,484
Other Countries*	143,971,320	—	—	143,971,320
Preferred Stock	6,228,244	—	—	6,228,244
Foreign Government Agencies	—	170,806,171	—	170,806,171
Municipal Bonds & Notes	—	4,493,487	—	4,493,487
Short-Term Investment Securities:
Collective Investment Pool	—	25,039,441	—	25,039,441
Foreign Government Treasuries	—	11,190,942	—	11,190,942
Time Deposits	—	769,000	—	769,000
U.S. Government Agencies	—	11,710,000	—	11,710,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	3,990,273	—	3,990,273

Total	$286,168,891	$227,999,314	$—	$514,168,205

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$2,737,621	$—	$2,737,621

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 20.1%
Investment Companies - 20.1%

Temasek Financial I, Ltd.
Company Guar. Notes 4.50% due 09/21/15* (cost $25,744,539)	$23,000,000	$25,454,675

U.S. GOVERNMENT AGENCIES - 56.3%
Federal Farm Credit Bank - 2.7%

4.88% due 12/16/15	2,000,000	2,324,226
4.88% due 01/17/17	1,000,000	1,164,790

		3,489,016

Federal Home Loan Bank - 3.5%

4.75% due 09/11/15	1,000,000	1,146,565
4.88% due 11/27/13	2,000,000	2,199,104
5.38% due 06/14/13	1,000,000	1,089,571

		4,435,240

Federal Home Loan Mtg. Corp. - 23.0%

4.50% due 09/01/19	324,377	348,037
4.50% due 09/01/39	3,147,002	3,327,687
4.50% due 11/01/39	1,918,067	2,028,193
4.50% due 02/01/40	2,494,764	2,637,610
4.50% due 04/01/40	227,516	240,544
4.50% due 06/01/40	802,111	848,038
4.50% due 08/01/40	2,342,277	2,476,393
4.50% due 03/01/41	5,873,991	6,210,295
4.50% due 04/01/41	806,900	852,787
4.50% due 06/01/41	2,387,368	2,523,133
4.75% due 11/17/15#	3,000,000	3,474,309
5.00% due 12/14/18	1,000,000	1,105,518
5.00% due 10/01/34	184,360	199,208
5.50% due 12/01/36	168,823	185,001
5.75% due 01/15/12	2,000,000	2,042,116
6.00% due 11/01/33	346,695	388,489
6.50% due 02/01/32	145,304	166,539
7.50% due 09/01/16	13,891	14,085
8.00% due 02/01/30	4,294	5,102
8.00% due 08/01/30	933	1,109
8.00% due 06/01/31	4,107	4,879
Federal Home Loan Mtg. Corp. FRS
5.34% due 12/01/35	77,427	83,001

		29,162,073

Federal National Mtg. Assoc. - 19.1%

4.00% due 09/01/40	491,484	510,120
4.00% due 10/01/40	397,243	412,305
4.00% due 12/01/40	495,379	514,162
4.00% due 01/01/41	1,350,522	1,401,729
4.00% due 02/01/41	10,429,464	10,821,809
4.00% due 03/01/41	6,658,322	6,908,703
5.00% due 02/16/12	752,000	768,540
5.00% due 02/01/19	347,760	377,032
5.00% due 12/01/36	439,435	474,979
5.25% due 08/01/12	1,000,000	1,046,262
5.50% due 12/01/33	207,868	229,086
5.50% due 10/01/34	408,196	449,481
6.00% due 06/01/35	127,017	141,456
6.50% due 02/01/17	36,312	39,899
6.50% due 07/01/32	32,016	36,496
7.00% due 09/01/31	65,585	75,748
11.50% due 09/01/19	56	59
12.00% due 01/15/16	40	46
12.50% due 09/20/15	41	48
13.00% due 11/15/15	62	70
14.50% due 11/15/14	40	43
Federal National Mtg. Assoc. FRS
1.87% due 01/01/36	28,829	29,948
2.12% due 02/01/35	16,660	17,369
4.78% due 11/01/34	43,505	45,376

		24,300,766

Government National Mtg. Assoc. - 8.0%

4.50% due 03/15/38	393,610	427,950
4.50% due 03/15/39	67,347	73,159
4.50% due 05/15/39	1,969,375	2,139,342
4.50% due 06/15/39	1,506,455	1,636,470
4.50% due 07/15/39	1,278,341	1,388,699
4.50% due 09/15/39	24,467	26,579
4.50% due 12/15/39	282,222	306,373
4.50% due 04/15/40	642,428	696,467
4.50% due 06/15/40	2,154,758	2,341,061
4.50% due 08/15/40	329,790	357,531
5.00% due 09/15/35	13,515	14,965
5.00% due 02/15/36	415,713	459,141
5.00% due 05/15/36	69,282	76,520
6.00% due 01/15/32	70,067	79,298
6.50% due 08/15/31	71,436	82,466
7.50% due 02/15/29	7,611	8,333
7.50% due 07/15/30	490	576
7.50% due 01/15/31	6,921	8,168
7.50% due 02/15/31	6,379	7,529

		10,130,627

Total U.S. Government Agencies (cost $67,490,990)		71,517,722

U.S. GOVERNMENT TREASURIES - 24.9%
United States Treasury Bonds - 9.7%

zero coupon due 08/15/24 STRIPS	2,040,000	1,375,578
2.00% due 01/15/26 TIPS(1)	2,251,874	2,671,110
3.75% due 08/15/41	3,000,000	3,073,140
3.88% due 08/15/40#	5,000,000	5,257,030

		12,376,858

United States Treasury Notes - 15.2%

2.63% due 11/15/20#	12,000,000	12,537,192
3.63% due 02/15/21	3,000,000	3,386,952
4.00% due 02/15/15	1,000,000	1,121,094
4.25% due 08/15/13	1,000,000	1,078,906
4.25% due 08/15/15	1,000,000	1,142,109

		19,266,253

Total U.S. Government Treasuries (cost $29,004,066)		31,643,111

Total Long-Term Investment Securities (cost $122,239,595)		128,615,508

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Collective Investment Pool - 1.0%

Navigator Securities Lending Prime Portfolio(2)(3) (cost $1,316,670)	1,316,670	1,316,670

REPURCHASE AGREEMENT - 0.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $466,000)	466,000	466,000

TOTAL INVESTMENTS
(cost $124,022,265) (5)	102.7%	130,398,178
Liabilities in excess of other assets	(2.7)	(3,474,129)

NET ASSETS	100.0%	$126,924,049

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $25,454,675 representing 20.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Principal amount of security is adjusted for inflation.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	At August 31, 2011, the Fund had loaned securities with a total value of $3,828,813. This was secured by collateral of $1,316,670, which was received in cash and subsequently invested in short-term investments currently value at $1,316,670 as reported in the portfolio of investments. The remaining collateral of $2,630,411 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	3.50% to 7.00%	04/01/21 to 08/01/41
Federal National Mtg. Assoc.	2.73% to 9.00%	03/01/18 to 08/01/41
U.S. Treasury Notes/Bonds	3.88%	08/15/40

(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

TIPS-	Treasury Inflation Protected Security
STRIPS-	Separate Trading of Registered Interest and Principal Securities
FRS-	Floating rate Security

The rates shown on FRS are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Foreign Corporate Bonds & Notes	$—	$25,454,675	$—	$25,454,675
U.S. Government Agencies:
Federal Farm Credit Bank	—	3,489,016	—	3,489,016
Federal Home Loan Bank	—	4,435,240	—	4,435,240
Federal Home Loan Mtg Corp.	—	29,162,073	—	29,162,073
Federal National Mtg. Assoc.	—	24,300,766	—	24,300,766
Government National Mtg. Assoc.	—	10,130,627	—	10,130,627
U.S. Government Treasuries	—	31,643,111	—	31,643,111
Short Term Investment Securities:
Collective Investment Pool	—	1,316,670	—	1,316,670
Repurchase Agreement	—	466,000	—	466,000

Total	$—	$130,398,178	$—	$130,398,178

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.9%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc.	25,677	$221,593

Aerospace/Defense - 0.2%

Boeing Co.	281	18,788
General Dynamics Corp.	9,181	588,318
Northrop Grumman Corp.#	9,031	493,273

		1,100,379

Aerospace/Defense-Equipment - 1.9%

BE Aerospace, Inc.†	10,140	353,176
European Aeronautic Defence and Space Co. NV#	17,380	551,383
Goodrich Corp.	30,047	2,679,591
United Technologies Corp.	130,642	9,700,169

		13,284,319

Agricultural Chemicals - 0.9%

CF Industries Holdings, Inc.	8,349	1,526,364
Monsanto Co.	67,038	4,620,930

		6,147,294

Airlines - 0.1%

Alaska Air Group, Inc.†#	15,109	872,243

Apparel Manufacturers - 0.6%

Burberry Group PLC	14,520	324,564
Coach, Inc.	53,442	3,004,509
VF Corp.	7,817	915,058

		4,244,131

Applications Software - 3.4%

Check Point Software Technologies, Ltd.†	65,146	3,546,548
Citrix Systems, Inc.†	32,488	1,963,250
Intuit, Inc.†	20,908	1,031,391
Microsoft Corp.	491,812	13,082,199
Red Hat, Inc.†	47,479	1,877,320
Salesforce.com, Inc.†#	20,037	2,579,764

		24,080,472

Auto-Cars/Light Trucks - 0.2%

Bayerische Motoren Werke AG	7,880	637,861
Ford Motor Co.†	21,669	240,959
Hyundai Motor Co.	4,430	842,940

		1,721,760

Auto/Truck Parts & Equipment-Original - 1.4%

Autoliv, Inc.#	54,584	3,046,879
BorgWarner, Inc.†#	75,354	5,379,522
Johnson Controls, Inc.	33,520	1,068,618
TRW Automotive Holdings Corp.†	19,263	803,074

		10,298,093

Banks-Commercial - 0.6%

Bank Mandiri Tbk PT	689,715	553,680
CIT Group, Inc.†	14,660	506,796
Erste Group Bank AG	13,920	506,901
Industrial & Commercial Bank of China, Ltd.	1,856,000	1,218,128
Powszechna Kasa Oszczednosci Bank Polski SA	57,650	726,045
Turkiye Garanti Bankasi AS	108,330	395,478

		3,907,028

Banks-Super Regional - 0.2%

Fifth Third Bancorp	59,758	634,630
Wells Fargo & Co.	22,590	589,599

		1,224,229

Beverages-Non-alcoholic - 3.8%

Coca-Cola Co.	194,651	13,713,163
Coca-Cola Enterprises, Inc.	2,917	80,568
Dr. Pepper Snapple Group, Inc.	22,349	859,989
Hansen Natural Corp.†	24,566	2,095,971
PepsiCo, Inc.	158,458	10,209,449

		26,959,140

Beverages-Wine/Spirits - 0.1%

Pernod-Ricard SA	7,210	647,323

Cable/Satellite TV - 1.1%

DIRECTV, Class A†	127,872	5,622,532
DISH Network Corp., Class A†	36,147	898,614
Liberty Global, Inc., Class A†	28,390	1,146,672
Time Warner Cable, Inc.	5,934	388,677

		8,056,495

Casino Hotels - 0.2%

Las Vegas Sands Corp.†	13,000	605,410
Wynn Resorts, Ltd.	6,845	1,059,058

		1,664,468

Casino Services - 0.1%

International Game Technology	57,662	879,922

Cellular Telecom - 0.1%

China Unicom, Ltd.	440,000	932,461

Chemicals-Diversified - 2.1%

E.I. du Pont de Nemours & Co.	153,884	7,427,981
Lanxess AG	5,970	372,452
LyondellBasell Industries NV, Class A	83,004	2,876,088
PPG Industries, Inc.	14,918	1,142,570
Rockwood Holdings, Inc.†	56,614	2,887,314

		14,706,405

Chemicals-Specialty - 0.1%

Eastman Chemical Co.	11,446	946,928

Coal - 0.1%

Peabody Energy Corp.	20,129	982,295

Commercial Services - 0.1%

Weight Watchers International, Inc.#	14,121	854,603

Commercial Services-Finance - 1.8%

Alliance Data Systems Corp.†#	11,660	1,089,161
Global Payments, Inc.#	21,229	972,925
Mastercard, Inc., Class A	25,961	8,559,601
Moody’s Corp.#	21,919	675,763
Verisk Analytics, Inc., Class A†	4,232	147,443
Visa, Inc., Class A	13,199	1,159,928

		12,604,821

Computer Services - 2.9%

Accenture PLC, Class A	134,562	7,211,178
International Business Machines Corp.	77,205	13,272,311

		20,483,489

Computers - 6.1%

Apple, Inc.†	105,785	40,709,242
Dell, Inc.†	174,485	2,593,719

		43,302,961

Computers-Integrated Systems - 0.3%

Brocade Communications Systems, Inc.†	179,759	695,668
Riverbed Technology, Inc.†	49,540	1,227,601

		1,923,269

Computers-Memory Devices - 1.4%

EMC Corp.†	306,888	6,932,600
NetApp, Inc.†	73,479	2,764,280

		9,696,880

Consulting Services - 0.1%

Towers Watson & Co., Class A	16,669	983,304

Cosmetics & Toiletries - 1.8%

Colgate-Palmolive Co.	95,824	8,621,285
Estee Lauder Cos., Inc., Class A	34,286	3,348,371
Unicharm Corp.#	16,800	794,254

		12,763,910

Dental Supplies & Equipment - 0.4%

Align Technology, Inc.†#	44,654	852,891
DENTSPLY International, Inc.#	53,335	1,877,392

		2,730,283

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†#	29,840	2,380,635

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA	12,820	872,363

Diversified Banking Institutions - 0.2%

HSBC Holdings PLC	151,920	1,323,319
UniCredit SpA	254,320	344,324

		1,667,643

Diversified Manufacturing Operations - 2.2%

3M Co.	3,748	311,009
Danaher Corp.#	40,012	1,832,950
General Electric Co.	252,496	4,118,210
Honeywell International, Inc.	136,382	6,520,423
Illinois Tool Works, Inc.	31,760	1,478,110
Textron, Inc.#	76,647	1,293,035

		15,553,737

Diversified Minerals - 0.3%

BHP Billiton, Ltd.	41,311	1,754,895
Xstrata PLC	38,150	668,213

		2,423,108

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	38,797	8,352,606

E-Commerce/Services - 1.0%

IAC/InterActive Corp.†	7,872	311,180
Netflix, Inc.†#	13,270	3,118,583
priceline.com, Inc.†#	4,149	2,229,092
Rakuten, Inc.#	1,206	1,359,250

		7,018,105

Electric Products-Misc. - 0.1%

Emerson Electric Co.	18,542	863,130

Electronic Components-Misc. - 0.4%

Garmin, Ltd.#	24,638	826,112
Jabil Circuit, Inc.	89,484	1,507,806
TE Connectivity, Ltd.	21,881	669,996

		3,003,914

Electronic Components-Semiconductors - 2.6%

Altera Corp.	20,326	739,663
ARM Holdings PLC	62,190	575,433
Avago Technologies, Ltd.	82,764	2,740,316
Broadcom Corp., Class A†	144,663	5,157,236
Cree, Inc.†#	49,984	1,620,981
GT Advanced Technologies, Inc.†#	80,477	982,624
Intel Corp.#	46,074	927,470
LSI Corp.†	91,215	621,174
Micron Technology, Inc.†	45,667	269,892
NVIDIA Corp.†#	47,117	627,127
Xilinx, Inc.#	135,043	4,205,239

		18,467,155

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†#	113,126	1,045,284

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.†	57,110	2,105,646

Electronics-Military - 0.1%

Safran SA	16,060	623,472

Engineering/R&D Services - 0.1%

ABB, Ltd.†	28,710	615,634
Fluor Corp.	4,885	296,617

		912,251

Enterprise Software/Service - 1.5%

Oracle Corp.	345,528	9,698,971
QLIK Technologies, Inc.†#	47,413	1,203,342

		10,902,313

Entertainment Software - 0.8%

Activision Blizzard, Inc.	84,468	1,000,101
Electronic Arts, Inc.†	196,143	4,428,909

		5,429,010

Filtration/Separation Products - 0.1%

Polypore International, Inc.†#	10,410	641,985

Finance-Credit Card - 1.1%

American Express Co.	155,251	7,717,527

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.#	117,040	1,443,103
Interactive Brokers Group, Inc., Class A	43,937	659,495

		2,102,598

Finance-Leasing Companies - 0.1%

ORIX Corp.#	11,350	1,022,790

Finance-Other Services - 0.2%

IntercontinentalExchange, Inc.†	11,422	1,347,225

Food-Baking - 0.0%

Flowers Foods, Inc.#	5,721	108,985

Food-Catering - 0.2%

Compass Group PLC	165,753	1,482,558

Food-Confectionery - 0.5%

Hershey Co.	62,304	3,654,130

Food-Misc. - 1.0%

Danone	33,960	2,320,391

Kellogg Co.	54,238	2,946,208
Kraft Foods, Inc., Class A	15,050	527,051
Nestle SA	21,471	1,329,798

		7,123,448

Food-Retail - 0.4%

Jeronimo Martins SGPS SA	28,210	526,808
Magnit OJSC GDR	10,950	260,610
Whole Foods Market, Inc.#	23,684	1,563,854
WM Morrison Supermarkets PLC	114,990	539,457

		2,890,729

Food-Wholesale/Distribution - 0.4%

Sysco Corp.#	92,843	2,593,105

Garden Products - 0.1%

Toro Co.#	8,838	482,290

Home Furnishings - 0.4%

Tempur-Pedic International, Inc.†#	52,427	3,053,348

Hospital Beds/Equipment - 0.0%

Kinetic Concepts, Inc.†#	630	42,550

Hotel/Motels - 0.5%

Starwood Hotels & Resorts Worldwide, Inc.	83,330	3,713,185

Human Resources - 0.3%

Adecco SA†	17,630	823,251
Capita Group PLC#	88,030	1,013,869

		1,837,120

Industrial Automated/Robotic - 0.6%

FANUC Corp.	2,800	461,486
Rockwell Automation, Inc.#	62,499	4,008,061

		4,469,547

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	12,690	1,038,930
Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.†	34,721	1,907,224
Waters Corp.†#	5,980	477,623

		2,384,847

Insurance-Life/Health - 0.0%

Aflac, Inc.	7,148	269,623

Insurance-Property/Casualty - 0.1%

Admiral Group PLC	26,130	578,990

Internet Security - 0.1%

Symantec Corp.†	20,537	352,210

Investment Management/Advisor Services - 0.5%

BlackRock, Inc.	22,392	3,689,082

Machinery-Construction & Mining - 1.3%

Atlas Copco AB, Class A	18,640	420,917
Caterpillar, Inc.	43,281	3,938,571
Joy Global, Inc.	49,188	4,104,739
Komatsu, Ltd.#	43,200	1,142,484

		9,606,711

Machinery-Farming - 0.7%

AGCO Corp.†	22,653	970,454
Deere & Co.	52,491	4,242,323

		5,212,777

Machinery-General Industrial - 0.4%

Gardner Denver, Inc.	21,022	1,656,323
Sauer-Danfoss, Inc.†	22,421	969,260

		2,625,583

Medical Information Systems - 0.5%

Cerner Corp.†#	52,094	3,436,120

Medical Instruments - 1.1%

Edwards Lifesciences Corp.†#	25,906	1,954,608
Intuitive Surgical, Inc.†	6,624	2,526,062
St. Jude Medical, Inc.	80,771	3,678,311

		8,158,981

Medical Products - 2.0%

Baxter International, Inc.	27,449	1,536,595
Becton, Dickinson and Co.	24,670	2,007,644
Cooper Cos., Inc.#	28,900	2,175,303
Covidien PLC	86,163	4,495,985
Johnson & Johnson	26,451	1,740,476
Varian Medical Systems, Inc.†#	8,402	478,578
Zimmer Holdings, Inc.†	34,439	1,959,235

		14,393,816

Medical-Biomedical/Gene - 1.7%

Alexion Pharmaceuticals, Inc.†	40,911	2,370,588
Amgen, Inc.	52,234	2,894,025
Biogen Idec, Inc.†	15,124	1,424,681
Celgene Corp.†#	10,254	609,805
Cubist Pharmaceuticals, Inc.†#	4,116	142,784
Gilead Sciences, Inc.†	88,949	3,547,731
Human Genome Sciences, Inc.†	41,881	539,008
United Therapeutics Corp.†#	18,667	805,481

		12,334,103

Medical-Drugs - 2.8%

Abbott Laboratories	159,001	8,349,142
Allergan, Inc.	63,866	5,224,877
Bristol-Myers Squibb Co.	30,932	920,227
Eli Lilly & Co.	33,973	1,274,327
Forest Laboratories, Inc.†	5,384	184,348
Merck & Co., Inc.	25,591	847,574
Novartis AG	19,690	1,148,146
Novo Nordisk A/S, Class B	8,550	912,539
Pfizer, Inc.	41,548	788,581

		19,649,761

Medical-Generic Drugs - 0.6%

Perrigo Co.#	16,278	1,542,178
Teva Pharmaceutical Industries, Ltd. ADR	58,028	2,400,038

		3,942,216

Medical-HMO - 0.6%

AMERIGROUP Corp.†#	14,288	706,827
Humana, Inc.	13,098	1,016,929
UnitedHealth Group, Inc.	30,904	1,468,558
WellCare Health Plans, Inc.†#	20,727	949,919

		4,142,233

Metal Processors & Fabrication - 0.3%

Precision Castparts Corp.#	14,180	2,323,393

Metal-Copper - 0.7%

Freeport-McMoRan Copper & Gold, Inc.	112,012	5,280,246

Metal-Diversified - 0.1%

Rio Tinto PLC	11,210	691,857

Metal-Iron - 0.6%

Cliffs Natural Resources, Inc.	52,009	4,308,946

Motorcycle/Motor Scooter - 0.8%

Harley-Davidson, Inc.#	147,155	5,689,012

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A#	26,257	1,110,409

Multimedia - 0.7%

FactSet Research Systems, Inc.#	6,040	530,916
McGraw-Hill Cos., Inc.	3,083	129,825
Time Warner, Inc.	1,342	42,488
Viacom, Inc., Class B	90,047	4,343,867

		5,047,096

Networking Products - 0.8%

Cisco Systems, Inc.	253,306	3,971,838
Polycom, Inc.†	66,991	1,594,386

		5,566,224

Oil Companies-Exploration & Production - 2.1%

Apache Corp.#	8,540	880,218
Devon Energy Corp.	25,485	1,728,647
EOG Resources, Inc.#	22,863	2,116,885
Occidental Petroleum Corp.	70,009	6,072,581
Southwestern Energy Co.†	104,944	3,982,625
W&T Offshore, Inc.#	25,440	537,293

		15,318,249

Oil Companies-Integrated - 4.4%

BG Group PLC	70,370	1,521,566
Chevron Corp.	12,047	1,191,569
ConocoPhillips	15,378	1,046,781
Exxon Mobil Corp.	343,832	25,457,321
Marathon Oil Corp.	20,286	546,099
Marathon Petroleum Corp.	9,954	368,895
Suncor Energy, Inc. (New York)	25,528	814,343
Suncor Energy, Inc. (Toronto)	10,490	336,134

		31,282,708

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	6,710	443,665

Oil Refining & Marketing - 0.2%

Tesoro Corp.†#	32,546	783,057
Valero Energy Corp.	42,582	967,463

		1,750,520

Oil-Field Services - 3.7%

Core Laboratories NV#	23,749	2,649,913
Halliburton Co.	122,660	5,442,424
Helix Energy Solutions Group, Inc.†#	22,187	374,739
Saipem SpA	34,706	1,558,474
Schlumberger, Ltd.	206,445	16,127,483

		26,153,033

Paper & Related Products - 0.1%

Domtar Corp.#	11,208	900,227

Pharmacy Services - 1.1%

Express Scripts, Inc.†	172,917	8,116,724

Photo Equipment & Supplies - 0.1%

Olympus Corp.#	17,300	501,128

Real Estate Investment Trusts - 0.7%

AvalonBay Communities, Inc.#	20,677	2,819,929
Simon Property Group, Inc.	18,162	2,134,035

		4,953,964

Real Estate Management/Services - 0.2%

CB Richard Ellis Group, Inc., Class A†	81,816	1,240,331

Recreational Vehicles - 0.2%

Polaris Industries, Inc.#	9,966	1,094,964

Retail-Apparel/Shoe - 0.7%

Express, Inc.	5,471	104,441
Limited Brands, Inc.	92,281	3,482,685
Lululemon Athletica, Inc.†	18,860	1,032,208

		4,619,334

Retail-Auto Parts - 0.4%

AutoZone, Inc.†	2,743	842,101
O’Reilly Automotive, Inc.†	29,325	1,902,606

		2,744,707

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	15,146	861,202

Retail-Building Products - 0.5%

Home Depot, Inc.	115,132	3,843,106

Retail-Discount - 0.9%

Costco Wholesale Corp.#	74,078	5,818,086
Wal-Mart Stores, Inc.	8,414	447,709

		6,265,795

Retail-Drug Store - 0.8%

Walgreen Co.	169,088	5,953,588

Retail-Home Furnishings - 0.1%

Nitori Holdings Co., Ltd.	4,750	486,352

Retail-Jewelry - 0.2%

Swatch Group AG, Class B	1,980	904,188
Tiffany & Co.#	7,450	536,102

		1,440,290

Retail-Mail Order - 0.0%

Williams-Sonoma, Inc.#	6,803	225,247

Retail-Misc./Diversified - 0.0%

Wesfarmers, Ltd.	10,140	333,304

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc.	24,844	1,047,920

Retail-Regional Department Stores - 0.8%

Kohl’s Corp.	24,069	1,115,358
Macy’s, Inc.	180,255	4,677,617

		5,792,975

Retail-Restaurants - 2.8%

Chipotle Mexican Grill, Inc.†#	6,487	2,032,831
Darden Restaurants, Inc.	18,429	886,435
McDonald’s Corp.	113,802	10,294,529

Starbucks Corp.#	170,699	6,592,395

		19,806,190

Retail-Video Rentals - 0.1%

Coinstar, Inc.†#	12,320	561,669

Schools - 0.1%

ITT Educational Services, Inc.†#	12,109	873,785

Semiconductor Components-Integrated Circuits - 0.5%

Cypress Semiconductor Corp.†#	18,891	299,234
Linear Technology Corp.#	102,394	2,931,540

		3,230,774

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	35,382	400,524
ASML Holding NV#	12,220	430,999
Teradyne, Inc.†#	72,904	882,139

		1,713,662

Soap & Cleaning Preparation - 0.4%

Church & Dwight Co., Inc.#	38,283	1,666,842
Reckitt Benckiser Group PLC	21,007	1,116,797

		2,783,639

Software Tools - 0.3%

VMware, Inc., Class A†	21,791	2,056,199

Telecom Services - 0.1%

Bharti Airtel, Ltd.	42,210	369,991

Telephone-Integrated - 0.7%

Telephone and Data Systems, Inc.	28,578	732,454
Verizon Communications, Inc.#	119,184	4,310,885

		5,043,339

Television - 0.3%

CBS Corp., Class B	98,395	2,464,795

Tobacco - 1.7%
Lorillard, Inc.#	1,242	138,383
Philip Morris International, Inc.	174,318	12,083,724

		12,222,107

Transactional Software - 0.1%

VeriFone Systems, Inc.†	13,210	465,256

Transport-Rail - 0.7%

Union Pacific Corp.	54,707	5,042,344

Transport-Services - 1.1%

Expeditors International of Washington, Inc.#	12,360	562,380
United Parcel Service, Inc., Class B	110,304	7,433,387

		7,995,767

Vitamins & Nutrition Products - 0.6%

Herbalife, Ltd.	19,011	1,060,814
Mead Johnson Nutrition Co.	46,973	3,346,826

		4,407,640

Web Hosting/Design - 0.1%

Equinix, Inc.†	8,220	773,009

Web Portals/ISP - 2.6%

Baidu, Inc. ADR†	11,920	1,737,698
Google, Inc., Class A†	31,236	16,897,426

		18,635,124

Wireless Equipment - 2.3%

American Tower Corp., Class A†	28,084	1,512,604
Crown Castle International Corp.†	113,170	4,914,973
Motorola Solutions, Inc.	7,489	315,212
QUALCOMM, Inc.	192,750	9,918,915

		16,661,704

Total Long-Term Investment Securities
(cost $653,339,660)		706,433,483

SHORT-TERM INVESTMENT SECURITIES - 12.0%
Collective Investment Pool - 11.2%
Navigator Securities Lending Prime Portfolio(1)
(cost $79,712,776)	79,712,776	79,712,776

Time Deposits - 0.8%
Euro Time Deposit with State Street Bank & Trust Co.
0.01 % due 09/01/11
(cost $5,433,000)	$5,433,000	5,433,000

Total Short-Term Investment Securities
(cost $85,145,776)		85,145,776

TOTAL INVESTMENTS
(cost $738,485,436)(2)	110.9%	791,579,259
Liabilities in excess of other assets	(10.9)	(77,702,299)

NET ASSETS	100.0%	$713,876,960

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR-	American Depository Receipt
GDR-	Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$43,302,961	$—	$—	$43,302,961
Other Industries*	663,130,522	—	—	663,130,522
Short-Term Investment Securities:		—
Collective Investment Pool	—	79,712,776	—	79,712,776
Time Deposits	—	5,433,000	—	5,433,000

Total	$706,433,483	$85,145,776	$—	$791,579,259

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.9%
Advertising Agencies - 1.1%

Interpublic Group of Cos., Inc.#	104,945	905,675

Aerospace/Defense - 1.3%

Boeing Co.	15,395	1,029,310

Aerospace/Defense-Equipment - 2.0%

BE Aerospace, Inc.†#	9,500	330,885
United Technologies Corp.	16,917	1,256,087

		1,586,972

Agricultural Chemicals - 1.1%

Monsanto Co.	7,298	503,051
Potash Corp. of Saskatchewan, Inc.	6,000	347,880

		850,931

Airlines - 0.2%

Delta Air Lines, Inc.†#	16,300	122,739

Apparel Manufacturers - 0.3%

Coach, Inc.	4,000	224,880

Applications Software - 1.7%

Microsoft Corp.	39,023	1,038,012
Salesforce.com, Inc.†#	2,500	321,875

		1,359,887

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.†#	18,294	203,429

Banks-Fiduciary - 0.6%

State Street Corp.	12,267	435,724

Banks-Super Regional - 3.0%

Capital One Financial Corp.	9,096	418,871
PNC Financial Services Group, Inc.	8,995	451,009
US Bancorp	21,486	498,690
Wells Fargo & Co.	39,065	1,019,597

		2,388,167

Beverages-Non-alcoholic - 1.6%

PepsiCo, Inc.#	19,666	1,267,080

Cable/Satellite TV - 1.2%

Comcast Corp., Class A	45,650	981,931

Casino Hotels - 0.5%

Las Vegas Sands Corp.†#	9,300	433,101

Cellular Telecom - 0.9%

MetroPCS Communications, Inc.†	32,708	365,021
Vodafone Group PLC ADR	12,061	317,687

		682,708

Chemicals-Diversified - 0.9%

Dow Chemical Co.#	8,995	255,908
E.I. du Pont de Nemours & Co.	9,097	439,112

		695,020

Chemicals-Specialty - 0.2%

Ashland, Inc.#	2,982	158,076

Coal - 0.6%

Consol Energy, Inc.	10,642	485,914

Commercial Services-Finance - 1.1%

Mastercard, Inc., Class A	1,000	329,710
Visa, Inc., Class A	6,600	580,008

		909,718

Computer Services - 1.0%

Accenture PLC, Class A	9,300	498,387
Cognizant Technology Solutions Corp., Class A†	5,200	329,940

		828,327

Computers - 4.0%

Apple, Inc.†	7,700	2,963,191
Hewlett-Packard Co.#	9,082	236,404

		3,199,595

Computers-Memory Devices - 0.8%

EMC Corp.†	29,000	655,110

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	19,115	1,217,243

Cruise Lines - 1.2%

Royal Caribbean Cruises, Ltd.#	35,861	930,952

Diversified Banking Institutions - 4.8%

Bank of America Corp.#	45,468	371,474
Citigroup, Inc.	20,802	645,902
Goldman Sachs Group, Inc.	7,604	883,737
JPMorgan Chase & Co.	41,035	1,541,275
Morgan Stanley	21,319	373,082

		3,815,470

Diversified Manufacturing Operations - 2.9%

Danaher Corp.	13,000	595,530
Eaton Corp.	4,300	184,685
General Electric Co.#	59,894	976,871
Honeywell International, Inc.#	12,231	584,764

		2,341,850

E-Commerce/Products - 1.9%

Amazon.com, Inc.†#	5,300	1,141,037
MercadoLibre, Inc.#	5,201	350,443

		1,491,480

E-Commerce/Services - 0.5%

priceline.com, Inc.†#	800	429,808

Electric Products-Misc. - 0.6%

Emerson Electric Co.	9,600	446,880

Electric-Integrated - 2.0%

American Electric Power Co., Inc.	9,199	355,357
Edison International#	9,199	342,111
Exelon Corp.#	9,199	396,661
NextEra Energy, Inc.	9,199	521,767

		1,615,896

Electronic Components-Semiconductors - 1.6%

Avago Technologies, Ltd.	9,100	301,301
Broadcom Corp., Class A†#	10,100	360,065
Intel Corp.#	21,360	429,977
Micron Technology, Inc.†#	35,900	212,169

		1,303,512

Electronic Forms - 0.2%

Adobe Systems, Inc.†#	6,600	166,584

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.†#	11,900	438,753

Engines-Internal Combustion - 0.7%

Cummins, Inc.	5,800	538,936

Enterprise Software/Service - 1.0%

Oracle Corp.	29,500	828,065

Entertainment Software - 0.3%

Activision Blizzard, Inc.	18,200	215,488

Finance-Credit Card - 1.1%

American Express Co.#	16,812	835,725

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.#	18,500	228,105

Food-Misc. - 0.7%

General Mills, Inc.	15,333	581,274

Home Decoration Products - 0.2%

Newell Rubbermaid, Inc.#	12,200	168,848

Hotel/Motels - 0.5%

Starwood Hotels & Resorts Worldwide, Inc.#	9,300	414,408

Industrial Gases - 0.6%

Praxair, Inc.#	5,196	511,754

Insurance-Life/Health - 1.3%

Lincoln National Corp.#	18,382	381,427
Prudential Financial, Inc.	12,164	610,754

		992,181

Insurance-Property/Casualty - 0.9%

Chubb Corp.#	5,928	366,884
Travelers Cos., Inc.	6,133	309,471

		676,355

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†	3,300	269,346

Investment Management/Advisor Services - 0.6%

BlackRock, Inc.	2,700	444,825

Machinery-Construction & Mining - 1.3%

Caterpillar, Inc.#	10,949	996,359

Machinery-Farming - 0.3%

Deere & Co.#	3,400	274,788

Medical Instruments - 0.5%

St. Jude Medical, Inc.	7,853	357,626

Medical Products - 2.3%

Covidien PLC	15,532	810,460
Johnson & Johnson#	15,072	991,737

		1,802,197

Medical-Biomedical/Gene - 2.4%

Alexion Pharmaceuticals, Inc.†#	8,120	470,514
Amgen, Inc.	9,213	510,446
Celgene Corp.†#	7,300	434,131
Gilead Sciences, Inc.†	11,600	462,666

		1,877,757

Medical-Drugs - 3.9%

Abbott Laboratories#	8,996	472,380
Allergan, Inc.	8,300	679,023
Merck & Co., Inc.	24,409	808,426
Pfizer, Inc.	60,694	1,151,972

		3,111,801

Medical-Generic Drugs - 0.4%

Mylan, Inc.†#	13,300	276,108

Medical-HMO - 2.1%

Aetna, Inc.	17,329	693,680
UnitedHealth Group, Inc.	21,227	1,008,707

		1,702,387

Medical-Hospitals - 0.3%

Universal Health Services, Inc., Class B#	6,400	266,240

Metal-Copper - 0.9%

Freeport-McMoRan Copper & Gold, Inc.	15,026	708,326

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc.#	1,700	140,845

Multimedia - 0.8%

Time Warner, Inc.#	11,982	379,350
Walt Disney Co.#	8,000	272,480

		651,830

Networking Products - 1.0%

Cisco Systems, Inc.	36,177	567,255
Polycom, Inc.†#	9,900	235,620

		802,875

Oil & Gas Drilling - 1.6%

Ensco PLC ADR	27,102	1,307,943

Oil Companies-Exploration & Production - 3.7%

Anadarko Petroleum Corp.#	10,481	772,974
Apache Corp.	4,946	509,784
Occidental Petroleum Corp.	11,433	991,698
QEP Resources, Inc.#	12,229	430,583
SandRidge Energy, Inc.†#	22,300	163,682
Southwestern Energy Co.†#	2,800	106,260

		2,974,981

Oil Companies-Integrated - 4.4%

Chevron Corp.	12,084	1,195,229
ConocoPhillips	18,143	1,234,994
Exxon Mobil Corp.	13,933	1,031,599

		3,461,822

Oil Field Machinery & Equipment - 0.4%

National Oilwell Varco, Inc.	5,100	337,212

Oil-Field Services - 1.4%

Halliburton Co.#	8,400	372,708
Schlumberger, Ltd.	9,900	773,388

		1,146,096

Pharmacy Services - 0.6%

Express Scripts, Inc.†	10,661	500,427

Retail-Apparel/Shoe - 1.0%

Guess?, Inc.#	10,800	368,388
Lululemon Athletica, Inc.†#	8,100	443,313

		811,701

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.	21,468	427,857

Retail-Discount - 1.8%

Dollar General Corp.†#	6,500	237,900
Target Corp.#	23,637	1,221,324

		1,459,224

Retail-Drug Store - 1.0%

CVS Caremark Corp.	21,459	770,593

Retail-Regional Department Stores - 0.5%

Kohl’s Corp.#	8,995	416,828

Retail-Restaurants - 0.9%

McDonald’s Corp.#	7,900	714,634

Steel-Producers - 0.2%

United States Steel Corp.#	6,066	182,708

Steel-Specialty - 0.3%

Allegheny Technologies, Inc.#	4,764	238,772

Telecom Equipment-Fiber Optics - 0.9%

Corning, Inc.#	45,756	687,713

Telephone-Integrated - 1.4%

AT&T, Inc.	24,139	687,478
Verizon Communications, Inc.	12,075	436,753

		1,124,231

Tobacco - 1.8%

Lorillard, Inc.#	6,115	681,333

Philip Morris International, Inc.	10,608	735,347

		1,416,680

Tools-Hand Held - 0.3%

Stanley Black & Decker, Inc.#	3,600	223,128

Transport-Rail - 0.8%

Union Pacific Corp.	7,000	645,190

Transport-Services - 1.3%

United Parcel Service, Inc., Class B#	15,399	1,037,739

Web Portals/ISP - 3.2%

Baidu, Inc. ADR†	3,400	495,652
Google, Inc., Class A†	2,600	1,406,496
Yahoo!, Inc.†#	45,783	622,878

		2,525,026

Wireless Equipment - 1.5%

QUALCOMM, Inc.	23,700	1,219,602

X-Ray Equipment - 0.3%

Hologic, Inc.†	13,541	225,322

Total Long-Term Investment Securities (cost $78,080,203)		77,132,600

SHORT-TERM INVESTMENT SECURITIES - 6.1%
Collective Investment Pool - 6.1%

Navigator Securities Lending Prime Portfolio(1)(2) (cost $4,841,403)	4,841,403	4,841,403

REPURCHASE AGREEMENT - 3.9%

State Street Bank and Trust Co. Joint Repurchase Agreement (cost $3,082,000)(3)	$3,082,000	3,082,000

TOTAL INVESTMENTS (cost $86,003,606) (4)	106.9%	85,056,003
Liabilities in excess of other assets	(6.9%)	(5,461,696)

NET ASSETS	100.0%	$79,594,307

#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2011, the Fund had loaned securities with a total value of $4,746,453. This was secured by collateral of $4,841,403, which was received in cash and subsequently invested in short-term investments currently valued at $4,841,403 as reported in the portfolio of investments. The remaining collateral of $18 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.71%	2/15/41
Federal National Mtg. Assoc.	2.00%	10/21/25

(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$77,132,600	$—	$—	$77,132,600
Short-Term Investment Securities:
Collective Investment Pool	—	4,841,403	—	4,841,403
Repurchase Agreement	—	3,082,000	—	3,082,000

Total	$77,132,600	$7,923,403	$—	$85,056,003

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 100.1%
Agricultural Chemicals - 0.8%

Monsanto Co.	24,600	$1,695,678

Applications Software - 0.7%

Nuance Communications, Inc.†	75,000	1,392,000

Chemicals-Diversified - 0.2%

Bayer AG	5,038	324,873

Commercial Services - 0.4%

HMS Holdings Corp.†	30,300	794,769

Computer Software - 0.1%

DynaVox, Inc., Class A†	23,174	156,425

Consulting Services - 0.4%

Advisory Board Co.†	4,600	286,028
MAXIMUS, Inc.	17,200	636,228

		922,256

Dental Supplies & Equipment - 2.2%

DENTSPLY International, Inc.	124,400	4,378,880

Diagnostic Equipment - 0.2%

GenMark Diagnostics, Inc.†	55,000	343,750

Diagnostic Kits - 1.3%

BG Medicine, Inc.†	21,500	129,860
IDEXX Laboratories, Inc.†	30,700	2,449,246

		2,579,106

Dialysis Centers - 1.3%

DaVita, Inc.†	21,100	1,552,538
Fresenius Medical Care AG & Co. KGaA	17,621	1,199,057

		2,751,595

Disposable Medical Products - 0.3%

Shandong Weigao Group Medical Polymer Co., Ltd.	424,000	532,052

Distribution/Wholesale - 0.3%

Owens & Minor, Inc.	18,900	556,416

Drug Delivery Systems - 0.2%

Depomed, Inc.†	32,600	202,772
Nektar Therapeutics†	27,200	155,720

		358,492

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	3,700	136,419

Heart Monitors - 0.6%

HeartWare International, Inc.†	20,325	1,276,613

Hospital Beds/Equipment - 0.2%

Hill-Rom Holdings, Inc.	13,400	406,020

Instruments-Controls - 0.2%

Mettler-Toledo International, Inc.†	2,100	334,467

Instruments-Scientific - 1.2%

Thermo Fisher Scientific, Inc.†	29,900	1,642,407
Waters Corp.†	9,000	718,830

		2,361,237

Insurance-Life/Health - 0.1%

Odontoprev SA	16,900	291,947

Internet Content-Information/News - 0.5%

WebMD Health Corp.†	27,000	954,180

Medical Information Systems - 2.0%

Allscripts Healthcare Solutions, Inc.†	89,800	1,612,359
athenahealth, Inc.†	24,100	1,397,800
Cerner Corp.†	15,600	1,028,976

		4,039,135

Medical Instruments - 2.9%

Arthrocare Corp.†	21,587	700,066
Bruker Corp.†	65,200	927,796
Conceptus, Inc.†	72,000	763,200
Edwards Lifesciences Corp.†	30,300	2,286,135
Endologix, Inc.†	13,700	130,424
Intuitive Surgical, Inc.†	1,160	442,366
Volcano Corp.†	18,800	563,060

		5,813,047

Medical Labs & Testing Services - 1.8%

Covance, Inc.†	44,900	2,225,244
Fleury SA	43,200	624,160
Laboratory Corp. of America Holdings†	4,900	409,297
Quest Diagnostics, Inc.	8,600	430,602

		3,689,303

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	48,600	137,538

Medical Products - 10.9%

Baxter International, Inc.	79,644	4,458,471
BioMimetic Therapeutics, Inc.†	14,500	48,285
China Kanghui Holdings, Inc. ADR†	19,800	376,398
China Medical System Holdings, Ltd.	1,032,000	946,394
Covidien PLC	95,900	5,004,062
EnteroMedics, Inc.†	73,650	180,443
Fresenius SE & Co. KGaA	4,236	438,486
Henry Schein, Inc.†	44,600	2,939,586
Hospira, Inc.†	14,400	665,280
Johnson & Johnson	6,900	454,020
Nobel Biocare Holding AG†	11,273	143,107
Sonova Holding AG†	2,516	214,805
Straumann Holding AG	1,600	305,566
Stryker Corp.	73,800	3,604,392
Tornier NV†	6,300	147,357
Zimmer Holdings, Inc.†	39,300	2,235,777

		22,162,429

Medical-Biomedical/Gene - 27.9%

Acorda Therapeutics, Inc.†	33,875	882,444
Aegerion Pharmaceuticals, Inc.†	20,400	296,208
Alexion Pharmaceuticals, Inc.†	248,240	14,384,267
AMAG Pharmaceuticals, Inc.†	39,400	556,328
Amarin Corp PLC ADR†	71,200	819,512
Amgen, Inc.	63,775	3,533,454
Amylin Pharmaceuticals, Inc.†	48,100	544,011
Arqule, Inc.†	16,900	73,684
Basilea Pharmaceutica†	1,848	89,436
Biocon, Ltd.	23,900	172,179
BioCryst Pharmaceuticals, Inc.†	23,500	77,550
Biogen Idec, Inc.†	10,300	970,260
Celgene Corp.†	72,240	4,296,113
Cubist Pharmaceuticals, Inc.†	40,900	1,418,821
Dendreon Corp.†	54,500	669,260
Dyadic International, Inc.†	33,700	57,964
Exelixis, Inc.†	207,700	1,553,596
Gilead Sciences, Inc.†	137,100	5,468,233
GTx, Inc.†	31,844	115,275
Halozyme Therapeutics, Inc.†	20,000	136,000
Human Genome Sciences, Inc.†	115,200	1,482,624
Illumina, Inc.†	32,400	1,688,040
Incyte Corp., Ltd.†	255,600	4,107,492
Intercell AG†	8,622	28,660
InterMune, Inc.†	68,400	1,839,960
Lexicon Pharmaceuticals, Inc.†	34,200	46,512

Medicines Co.†	187,500	2,733,750
Micromet, Inc.†	17,300	83,213
Momenta Pharmaceuticals, Inc.†	34,200	578,664
Newron Pharmaceuticals SpA†	9,000	54,166
NPS Pharmaceuticals, Inc.†	63,100	470,726
Pacific Biosciences of California, Inc.†	9,707	68,726
Regeneron Pharmaceuticals, Inc.†	53,900	3,181,717
Seattle Genetics, Inc.†	48,000	834,720
Sinovac Biotech, Ltd.†	43,200	123,552
Tranzyme, Inc.†	62,300	198,114
United Therapeutics Corp.††	6,200	267,530
Vertex Pharmaceuticals, Inc.†	48,894	2,213,431
Vical, Inc.†	68,700	249,381

		56,365,573

Medical-Drugs - 16.4%

Achillion Pharmaceuticals, Inc.†	17,200	105,780
Alkermes PLC†	168,200	2,916,588
Allergan, Inc.	10,700	875,367
Anacor Pharmaceuticals, Inc.†	49,300	238,612
Ardea Biosciences, Inc.†	27,017	438,486
Auxilium Pharmaceuticals, Inc.†	21,200	360,612
Cadence Pharmaceuticals, Inc.†	64,400	421,176
Cardiome Pharma Corp.†	65,600	251,904
Elan Corp PLC ADR†	220,900	2,357,003
Endocyte, Inc.†	15,300	167,688
GlaxoSmithKline Pharmaceuticals, Ltd.	3,696	170,145
Hikma Pharmaceuticals PLC	10,303	100,935
Idenix Pharmaceuticals, Inc.†	193,800	1,125,978
Infinity Pharmaceuticals, Inc.†	27,750	190,365
Ironwood Pharmaceuticals, Inc.†	7,700	98,098
Jazz Pharmaceuticals, Inc.†	30,600	1,312,434
Lijun International Pharmaceutical Holding, Ltd.†	190,000	28,796
MAP Pharmaceuticals, Inc.†	24,900	348,600
Medivation, Inc.†	15,000	242,550
Merck & Co., Inc.	78,404	2,596,741
Novo Nordisk A/S, Class B	6,846	730,671
Optimer Pharmaceuticals, Inc.†	20,200	200,990
Pacira Pharmaceuticals, Inc.†	18,300	140,178
Pfizer, Inc.	64,766	1,229,259
Pharmasset, Inc.†	30,700	4,031,524
Poniard Pharmaceuticals, Inc.†	96,100	14,415
Ranbaxy Laboratories, Ltd.	29,600	306,638
Rigel Pharmaceuticals, Inc.†	61,800	486,984
Roche Holding AG	11,933	2,089,404
Salix Pharmaceuticals, Ltd.†	14,400	438,480
Sanofi	2,900	211,042
Savient Pharmaceuticals, Inc.†	7,900	33,970
Shire PLC	26,700	861,208
Shire PLC ADR	9,132	886,717
Sun Pharmaceutical Industries, Ltd.	23,000	244,434
Swedish Orphan Biovitrum AB†	95,623	303,086
Targacept, Inc.†	12,800	208,384
UCB SA	10,649	462,284
Valeant Pharmaceuticals International, Inc.	116,733	5,250,650
Vectura Group PLC†	82,423	131,121
XenoPort, Inc.†	91,000	665,210

		33,274,507

Medical-Generic Drugs - 2.0%

Impax Laboratories, Inc.†	30,900	607,803
Par Pharmaceutical Cos., Inc.†	3,800	112,974
Sawai Pharmaceutical Co., Ltd.	13,600	1,387,175
Simcere Pharmaceutical Group ADR†	32,100	285,690
Teva Pharmaceutical Industries, Ltd. ADR	22,635	936,184
Towa Pharmaceutical Co., Ltd.	14,800	725,793

		4,055,619

Medical-HMO - 6.7%

AMERIGROUP Corp.†	51,200	2,532,864
Amil Participacoes SA	9,500	107,359
Centene Corp.†	61,400	1,958,046
Triple-S Management Corp., Class B†	24,357	415,287
UnitedHealth Group, Inc.	88,000	4,181,760
WellCare Health Plans, Inc.†	30,700	1,406,981
WellPoint, Inc.	48,100	3,044,730

		13,647,027

Medical-Hospitals - 3.7%

Bangkok Dusit Medical Services PCL(1)	704,400	1,480,721
Community Health Systems, Inc.†	22,700	462,172
Fortis Healthcare India, Ltd.†	134,100	445,398
HCA Holdings, Inc.†	38,500	771,155
Health Management Associates, Inc., Class A†	117,800	968,316
Select Medical Holdings Corp.†	79,000	572,750
Universal Health Services, Inc., Class B	66,200	2,753,920

		7,454,432

Medical-Wholesale Drug Distribution - 3.9%

AmerisourceBergen Corp.	81,600	3,229,728
McKesson Corp.	50,400	4,028,472
Profarma Distribuidora de Produtos Farmaceuticos SA	69,300	430,975
Sinopharm Group Co., Ltd.	92,000	223,092

		7,912,267

Patient Monitoring Equipment - 0.3%

Insulet Corp.†	39,800	695,704

Pharmacy Services - 4.2%

Catalyst Health Solutions, Inc.†	32,914	1,768,140
Express Scripts, Inc.†	40,921	1,920,832
SXC Health Solutions Corp.†	87,900	4,807,251

		8,496,223

Physicians Practice Management - 0.8%

Mednax, Inc.†	24,200	1,580,502

Retail-Drug Store - 1.1%

Raia SA†	25,200	443,244
Shanghai Pharmaceuticals Holding Co., Ltd.†	357,000	742,809
Shoppers Drug Mart Corp.	25,900	1,051,816

		2,237,869

Therapeutics - 4.1%

Allos Therapeutics, Inc.†	49,300	83,317
AVANIR Pharmaceuticals Inc., Class A†	416,300	1,182,292
BioMarin Pharmaceutical, Inc.†	84,500	2,499,932
ISTA Pharmaceuticals, Inc.†	26,900	123,202
Neurocrine Biosciences, Inc.†	83,035	509,835
Onyx Pharmaceuticals, Inc.†	24,800	843,944
Pharmacyclics, Inc.†	127,900	1,473,408
Theravance, Inc.†	48,600	923,400
Warner Chilcott PLC, Class A†	20,600	351,436
YM Biosciences, Inc.†	187,200	366,912

		8,357,678

Total Common Stock
(cost $173,538,628)		202,466,028

CONVERTIBLE PREFERRED STOCK - 0.1%
Medical-Biomedical/Gene - 0.1%

Tesaro, Inc. Series B(2)(3)(4)(6) (cost $149,919)	68,928	149,919

WARRANTS† - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc. Expires 02/23/13 (Strike price $8.28)(3)(4)	82,200	403
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	49,922

		50,325

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(2)(3)(4)	13,050	4,394
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(3)(4)	9,484	14,228

		18,622

Total Warrants
(cost $13,092)		68,947

CONVERTIBLE BONDS & NOTES - 0.0%
Patient Monitoring Equipment - 0.0%

Insulet Corp. Senior Notes 3.75% due 06/15/16 (cost $68,000)	$68,000	65,365

U.S. CORPORATE BONDS & NOTES - 0.0%
Heart Monitors - 0.0%

HeartWare International, Inc. Senior Notes 3.50% due 12/15/17 (cost $68,753)	71,000	69,669

PUT OPTIONS - PURCHASED† - 0.0%

Put Options - Purchased (7) (cost $59,995)	69	65,550

Total Long-Term Investment Securities
(cost $173,898,387)		202,885,478

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%

T. Rowe Price Reserve Investment Fund (cost $4,542,354)	4,542,354	4,542,354

TOTAL INVESTMENTS
(cost $178,440,741)(5)	102.5%	207,427,832
Liabilities in excess of other assets	(2.5)	(5,139,477)

NET ASSETS	100.0%	$202,288,355

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $168,944 representing 0.1% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2011, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc.
Expires 10/05/16
Strike Price $2.77
(Warrant)	10/5/2009	13,050	$1,631	$4,394	$0.34	0.0%
Cadence Pharmaceuticals, Inc.
Expires 02/18/14
Strike Price $7.84
(Warrant)	2/18/2009	9,484	1,186	14,228	1.50	0.0%
EnteroMedics, Inc.
Expires 02/23/13
Strike Price $8.28
(Warrant)	2/23/2009	82,200	10,275	403	0.00	0.0%
Tesaro, Inc.
Series B
(Convertible Preferred Stock)	6/06/2011	68,928	149,919	149,919	2.18	0.1%

				$168,944		0.1%

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Security is subject to an unfunded commitment, See Note 5 for details.
(7)	Options Purchased

ADR  - American Depository Receipt

Put Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
HeartWare International, Inc.	December 2011	$65	69	$59,995	$65,550	$5,555

Open call option contracts written at August 31, 2011 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Alexion Pharmaceuticals, Inc.	Oct-11	$55.00	51	$12,597	$30,090	$(17,493)
Alexion Pharmaceuticals, Inc.	Nov-11	57.50	35	4,970	17,850	(12,880)
Alexion Pharmaceuticals, Inc.	Jan-12	60.00	35	10,570	18,900	(8,330)
Allergan, Inc.	Jan-12	80.00	19	6,973	13,870	(6,897)
AmerisourceBergen Corp.	Jan-12	43.00	34	4,063	5,270	(1,207)
Amgen, Inc.	Jan-12	67.50	55	7,205	880	6,325
Biogen Idec, Inc.	Jan-12	90.00	38	8,626	43,700	(35,074)
Biogen Idec, Inc.	Jan-12	115.00	19	10,203	3,325	6,878
Celgene Corp.	Oct-11	62.50	35	8,120	4,095	4,025
Celgene Corp.	Jan-12	65.00	17	1,734	3,434	(1,700)
Community Health Systems, Inc.	Sep-11	35.00	75	15,902	1,125	14,777
Covidien PLC	Jan-12	57.50	96	10,232	17,280	(7,048)
Edwards Lifesciences Corp.	Sep-11	90.00	121	49,523	1,210	48,313
Edwards Lifesciences Corp.	Nov-11	90.00	17	9,469	2,040	7,429
Edwards Lifesciences Corp.	Jan-12	90.00	52	18,308	11,700	6,608
Express Scripts, Inc.	Jan-12	60.00	70	17,380	1,540	15,840
Express Scripts, Inc.	Jan-12	70.00	19	4,275	209	4,066
Human Genome Sciences, Inc.	Oct-11	16.00	16	1,312	576	736
Human Genome Sciences, Inc.	Oct-11	28.00	106	13,245	742	12,503
Human Genome Sciences, Inc.	Oct-11	30.00	145	27,984	1,015	26,969
Human Genome Sciences, Inc.	Oct-11	35.00	37	4,714	629	4,085
Illumina, Inc.	Jan-12	90.00	7	1,624	140	1,484
Intuitive Surgical, Inc.	Jan-12	300.00	11	32,017	103,290	(71,273)
Monsanto Co.	Oct-11	82.50	70	7,910	1,470	6,440
Monsanto Co.	Jan-12	80.00	73	22,046	13,067	8,979
Stryker Corp.	Sep-11	65.00	36	6,843	180	6,663
Stryker Corp.	Jan-12	55.00	50	6,725	6,750	(25)
UnitedHealth Group, Inc.	Dec-11	55.00	70	10,220	6,300	3,920
UnitedHealth Group, Inc.	Jan-12	50.00	112	11,989	32,704	(20,715)
Valeant Pharmaceuticals International, Inc.	Jan-12	60.00	75	23,025	9,000	14,025
Waters Corp.	Nov-11	105.00	53	11,738	1,855	9,883
Waters Corp.	Nov-11	115.00	37	5,253	740	4,513
Zimmer Holdings, Inc.	Jan-12	75.00	99	14,800	2,970	11,830

			1,785	$401,595	$357,946	$43,649

Open put option contracts written at August 31, 2011 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories	Jan-12	$55.00	19	$17,518	$9,025	$8,493
Acorda Therapeutics, Inc.	Jan-12	25.00	21	10,962	8,610	2,352
Aetna, Inc.	Jan-12	50.00	122	88,522	132,980	(44,458)
Agilent Technologies, Inc.	Jan-12	45.00	19	14,384	18,240	(3,856)
Allscripts Healthcare Solutions	Jan-12	25.00	75	34,876	62,250	(27,374)
AMAG Pharmaceuticals, Inc.	Jan-12	20.00	30	12,817	21,900	(9,083)
AMERIGROUP Corp.	Mar-12	65.00	7	4,529	12,390	(7,861)
AmerisourceBergen Corp.	Jan-12	40.00	75	51,524	26,250	25,274
AmerisourceBergen Corp.	Jan-12	45.00	75	50,964	51,000	(36)
AmerisourceBergen Corp.	Jan-12	50.00	54	48,599	68,580	(19,981)
Amgen, Inc.	Oct-11	55.00	21	5,292	3,759	1,533
Amgen, Inc.	Jan-12	57.50	11	6,559	5,005	1,554
Amgen, Inc.	Jan-12	60.00	34	26,793	20,910	5,883
Amylin Pharmaceuticals, Inc.	Jan-12	12.50	19	5,738	4,674	1,064
Amylin Pharmaceuticals, Inc.	Jan-12	20.00	18	11,106	16,380	(5,274)
Amylin Pharmaceuticals, Inc.	Jan-12	25.00	20	13,700	28,000	(14,300)
athenahealth, Inc.	Sep-11	49.00	38	38,645	2,090	36,555
Baxter International, Inc.	Jan-12	50.00	19	10,108	3,629	6,479
Baxter International, Inc.	Jan-12	65.00	33	19,577	34,155	(14,578)
Baxter International, Inc.	Jan-12	70.00	72	86,902	107,640	(20,738)
Biogen Idec, Inc.	Jan-12	75.00	38	21,926	11,780	10,146
Biogen Idec, Inc.	Jan-12	90.00	38	45,865	27,740	18,125
Biogen Idec, Inc.	Jan-12	95.00	38	57,645	35,720	21,925
Biogen Idec, Inc.	Jan-12	100.00	45	48,741	54,000	(5,259)
Biogen Idec, Inc.	Jan-12	105.00	38	50,768	57,760	(6,992)
Biogen Idec, Inc.	Jan-12	110.00	20	25,440	38,200	(12,760)
Boston Scientific Corp.	Jan-12	12.50	14	7,308	8,330	(1,022)
Bristol-Myers Squibb Co.	Jan-12	30.00	47	13,906	10,434	3,472
Bristol-Myers Squibb Co.	Jan-12	27.50	56	16,128	6,608	9,520
Bristol-Myers Squibb Co.	Mar-12	30.00	55	17,985	14,135	3,850
Cardinal Health, Inc.	Jan-12	45.00	75	53,774	35,250	18,524
Celgene Corp.	Jan-12	55.00	11	8,492	3,102	5,390
Celgene Corp.	Jan-12	60.00	26	23,372	12,220	11,152
Celgene Corp.	Jan-12	65.00	20	24,574	15,100	9,474
Cerner Corp.	Jan-12	50.00	40	24,940	5,800	19,140
Community Health Systems, Inc.	Sep-11	33.00	14	5,838	19,600	(13,762)
Coventry Health Care, Inc.	Aug-12	35.00	51	27,896	33,660	(5,764)
Covidien PLC	Jan-12	55.00	18	9,666	10,440	(774)
Covidien PLC	Jan-12	60.00	7	6,279	6,720	(441)
Cubist Pharmaceuticals, Inc.	Jan-12	25.00	1	497	85	412
CVS Caremark Corp.	Jan-12	40.00	37	21,756	19,055	2,701
Dendreon Corp.	Jan-12	60.00	4	8,988	19,940	(10,952)
DENTSPLY International, Inc.	Oct-11	45.00	94	74,256	113,740	(39,484)
Depomed, Inc.	Sep-11	10.00	54	15,231	22,140	(6,909)
Edwards Lifesciences Corp.	Jan-12	95.00	109	122,841	239,800	(116,959)
Forest Laboratories, Inc.	Jan-12	35.00	37	17,390	11,840	5,550
Gilead Sciences, Inc.	Jan-12	40.00	10	4,866	3,200	1,666
Gilead Sciences, Inc.	Jan-12	44.00	34	19,553	18,700	853
Gilead Sciences, Inc.	Jan-12	45.00	56	35,997	34,720	1,277
Henry Schein, Inc.	Jan-12	75.00	109	83,664	137,340	(53,676)
Henry Schein, Inc.	Jan-12	80.00	35	28,507	59,150	(30,643)
Hospira, Inc.	Jan-12	60.00	9	7,200	14,310	(7,110)
Human Genome Sciences, Inc.	Oct-11	25.00	46	13,612	56,350	(42,738)
Human Genome Sciences, Inc.	Jan-12	26.00	51	22,194	69,360	(47,166)
Humana, Inc.	Jan-12	60.00	115	136,405	21,850	114,555
Humana, Inc.	Jan-12	70.00	75	70,494	31,500	38,994
Illumina, Inc.	Jan-12	60.00	27	29,359	28,620	739
InterMune, Inc.	Jan-12	40.00	65	53,913	100,750	(46,837)
InterMune, Inc.	Jan-12	45.00	94	116,324	181,420	(65,096)
InterMune, Inc.	Jan-12	50.00	84	91,229	201,600	(110,371)
InterMune, Inc.	Jan-12	55.00	63	83,664	181,755	(98,091)
Jazz Pharmaceuticals, Inc.	Jan-12	25.00	56	30,631	4,760	25,871
Jazz Pharmaceuticals, Inc.	Jan-12	30.00	38	32,565	6,650	25,915
Jazz Pharmaceuticals, Inc.	Jan-12	35.00	30	25,710	10,200	15,510
Jazz Pharmaceuticals, Inc.	Jan-12	40.00	30	30,796	15,900	14,896
Johnson & Johnson	Jan-12	65.00	37	27,347	12,580	14,767
Johnson & Johnson	Jan-12	67.50	56	50,231	25,760	24,471
Johnson & Johnson	Jan-12	70.00	53	28,920	32,860	(3,940)
Johnson & Johnson	Apr-12	70.00	69	54,647	51,060	3,587
MAXIMUS, Inc.	Oct-11	42.50	150	88,763	99,000	(10,237)
McKesson Corp.	Jan-12	80.00	37	62,508	21,090	41,418
McKesson Corp.	Jan-12	85.00	19	27,018	17,670	9,348
Medco Health Solutions, Inc.	Jan-12	60.00	71	44,522	55,380	(10,858)
Medco Health Solutions, Inc.	Jan-12	65.00	69	28,762	80,730	(51,968)
Medicis Pharmaceutical, Class A	Jan-12	35.00	56	29,319	13,440	15,879
Mednax, Inc.	Nov-11	75.00	56	57,058	62,160	(5,102)
Medtronic, Inc.	Jan-12	35.00	40	25,680	11,240	14,440
Medtronic, Inc.	Jan-12	40.00	38	24,139	23,370	769
Monsanto Co.	Oct-11	82.50	21	17,472	30,555	(13,083)
Monsanto Co.	Jan-12	62.50	48	63,757	18,000	45,757
Monsanto Co.	Jan-12	65.00	37	44,489	17,020	27,469
Monsanto Co.	Jan-12	70.00	48	67,307	32,640	34,667
Monsanto Co.	Jan-12	75.00	7	10,083	6,895	3,188
Monsanto Co.	Jan-12	80.00	25	37,601	33,625	3,976
Mylan, Inc.	Jan-12	22.50	1	467	293	174
Mylan, Inc.	Jan-12	25.00	56	20,412	26,880	(6,468)
Perrigo Co.	Jan-12	80.00	23	29,945	8,970	20,975
Pfizer, Inc.	Jan-12	20.00	301	95,063	59,598	35,465
Pfizer, Inc.	Jan-12	22.50	257	127,935	101,515	26,420
Pfizer, Inc.	Jan-12	25.00	375	228,576	236,250	(7,674)
Pharmasset, Inc.	Feb-12	60.00	1	2,547	1,920	627
Quest Diagnostics, Inc.	Jan-12	55.00	19	10,108	13,110	(3,002)
Quest Diagnostics, Inc.	Jan-12	60.00	23	19,021	28,060	(9,039)
Quest Diagnostics, Inc.	Jan-12	65.00	59	56,899	99,120	(42,221)
Regeneron Pharmaceuticals, Inc.	Nov-11	50.00	37	33,373	14,800	18,573
Salix Pharmaceuticals, Ltd.	Jan-12	50.00	23	27,300	49,220	(21,920)
Sanofi	Jan-12	75.00	27	11,394	945	10,449
Savient Pharmaceuticals, Inc.	Jan-12	15.00	108	52,702	130,140	(77,438)
St. Jude Medical, Inc.	Jan-12	45.00	36	20,412	13,680	6,732
Stryker Corp.	Sep-11	65.00	12	8,641	19,680	(11,039)
Stryker Corp.	Jan-12	60.00	41	37,941	51,660	(13,719)
Stryker Corp.	Jan-12	65.00	19	17,556	32,870	(15,314)
Stryker Corp.	Jan-12	70.00	22	27,118	48,400	(21,282)
SXC Health Solutions Corp.	Jan-12	50.00	3	1,566	1,290	276
SXC Health Solutions Corp.	Jan-12	70.00	52	55,309	94,640	(39,331)
Teva Pharmaceutical Industries, Ltd ADR	Jan-12	52.50	22	16,489	26,180	(9,691)
Teva Pharmaceutical Industries, Ltd ADR	Jan-12	55.00	25	18,175	35,375	(17,200)
United Therapeutics Corp.	Jan-12	60.00	36	33,763	62,280	(28,517)
UnitedHealth Group, Inc.	Jan-12	35.00	17	14,884	1,615	13,269
UnitedHealth Group, Inc.	Jan-12	40.00	22	19,096	3,960	15,136
UnitedHealth Group, Inc.	Jan-12	45.00	37	20,979	12,395	8,584
UnitedHealth Group, Inc.	Jan-12	50.00	37	31,593	21,275	10,318
UnitedHealth Group, Inc.	Jan-12	55.00	35	25,795	32,200	(6,405)
UnitedHealth Group, Inc.	Mar-12	60.00	23	25,427	32,775	(7,348)
Valeant Pharmaceuticals International, Inc.	Jan-12	40.00	7	4,809	4,809	—
Valeant Pharmaceuticals International, Inc.	Jan-12	65.00	23	26,262	3,680	22,582
Vertex Pharmaceuticals, Inc.	Jan-12	50.00	20	15,673	17,200	(1,527)
Vertex Pharmaceuticals, Inc.	Jan-12	55.00	65	58,164	78,650	(20,486)
Walgreen Co.	Jan-12	50.00	88	75,516	133,760	(58,244)
Warner Chilcott PLC, Class A	Oct-11	25.00	43	12,555	36,980	(24,425)
Waters Corp.	Nov-11	90.00	7	4,112	8,960	(4,848)
Watson Pharmaceuticals, Inc.	Jan-12	70.00	75	95,772	49,500	46,272
WellPoint, Inc.	Jan-12	65.00	26	21,590	17,160	4,430
WellPoint, Inc.	Jan-12	85.00	75	86,983	172,500	(85,517)
Zimmer Holdings, Inc.	Jan-12	65.00	29	21,662	28,130	(6,468)
Zimmer Holdings, Inc.	Jan-12	70.00	33	30,754	47,190	(16,436)

			5,973	$4,561,261	$5,153,491	$(592,230)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical Products	$22,162,429	$—	$—	$22,162,429
Medical - Biomedical/Gene	56,365,573	—	—	56,365,573
Medical - Drugs	33,274,507	—	—	33,274,507
Medical - HMO	13,647,027	—	—	13,647,027
Other Industries*	75,535,771	1,480,721	—	77,016,492
Convertible Preferred Stock	—	—	149,919	149,919
Warrants	—	—	68,947	68,947
Convertible Bonds & Notes	—	65,365	—	65,365
U.S. Corporate Bonds & Notes	—	69,669	—	69,669
Put Options - Purchased	65,550	—	—	65,550
Short-Term Investment Securities:
Registered Investment Companies	—	4,542,354	—	4,542,354
Other Financial Instruments:+
Call Option Contracts Written - Appreciation	226,291	—	—	226,291
Put Option Contracts Written - Appreciation	948,862	—	—	948,862

Total	$202,226,010	$6,158,109	$218,866	$208,602,985

LIABILITIES:
Other Financial Instruments:+
Call Option Contracts Written - Depreciation	182,642	—	—	182,642
Put Option Contracts Written - Depreciation	1,541,092	—		1,541,092

Total	$1,723,734	$—	$—	$1,723,734

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Warrants

Balance as of 5/31/2011	$—	$53,521
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	2,468
Change in unrealized depreciation(1)	—	(1,270)
Net purchases	149,919	—
Net sales	—	—
Transfers into Level 3(2)	—	14,228
Transfers out of Level 3(2)	—	—

Balance as of 8/31/2011	$149,919	$68,947

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2011 includes:

Convertible Preferred Stock	Warrants
$—	$1,198

(2)	The Fund’s policy is to recognize transfers in and out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Principal Amount(6)/ Shares		Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 23.3%
Banks-Commercial - 4.0%

BNP Paribas LLC FRS Bank Guar. Notes 4.75% due 04/03/17		$674,000	$657,170
BNP Paribas US FRS Bank Guar. Notes 5.04% due 03/23/12(1)		3,000,000	3,066,240
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17		1,500,000	1,356,495
Fifth Third Bank FRS Senior Notes 0.40% due 05/17/13		800,000	782,643
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.75% due 04/01/13		1,206,000	1,204,658
National City Bank FRS Sub. Notes 0.62% due 06/07/17		1,580,000	1,445,683
Regions Financial Corp. FRS Senior Notes 0.42% due 06/26/12		1,100,000	1,076,795
Sky Financial Capital Trust I Notes 9.34% due 05/01/30		1,000,000	1,030,000
SunTrust Bank FRS Sub. Notes 0.55% due 04/01/15		2,000,000	1,903,018
SunTrust Bank FRS Sub. Notes 0.60% due 08/24/15		1,000,000	945,761

			13,468,463

Banks-Money Center - 0.0%

RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/34(2)		50,000	28,250

Banks-Super Regional - 2.3%

Bank of America NA FRS Sub. Notes 0.53% due 06/15/16		2,000,000	1,650,918
Bank of America NA FRS Sub. Notes 0.55% due 06/15/17		2,000,000	1,597,290
Fifth Third Bancorp FRS Sub. Notes 0.67% due 12/20/16		1,455,000	1,313,471
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 10/17/11(2)		1,500,000	1,312,500
Wells Fargo & Co. FRS Senior Notes 4.00% due 03/31/21		2,000,000	1,962,400

			7,836,579

Diversified Banking Institutions - 5.0%

Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14		1,000,000	955,365
Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/13		5,000,000	5,056,500
JPMorgan Chase & Co. FRS Senior Notes 2.25% due 06/23/16(3)		2,000,000	2,013,000
JPMorgan Chase & Co. FRS Senior Notes 4.00% due 02/25/21		1,000,000	1,003,339
JPMorgan Chase & Co. FRS Senior Notes 5.64% due 04/28/20		2,000,000	2,035,000
Morgan Stanley FRS Senior Notes 0.73% due 10/15/15		2,000,000	1,807,052
Morgan Stanley Senior Notes 5.40% due 05/15/15*	BRL	1,632,500	1,010,122
Morgan Stanley FRS Senior Notes 5.92% due 11/01/13		1,150,000	1,193,435
Morgan Stanley FRS Senior Notes 6.50% due 04/25/23		2,000,000	1,988,468

			17,062,281

Diversified Financial Services - 0.9%

General Electric Capital Corp. FRS Senior Notes 1.14% due 05/09/16		1,000,000	955,861
Morgan Stanley & Co. LLC FRS Senior Notes 5.00% due 02/11/20		2,000,000	1,982,560

			2,938,421

Diversified Manufacturing Operations - 0.3%

GE Capital Trust I FRS Sub. Notes 6.38% due 11/15/67		1,000,000	990,000

Electric-Integrated - 0.8%

Dominion Resources, Inc. FRS Jr. Sub Notes 6.30% due 09/30/66		2,000,000	1,910,000
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*		375,000	380,137
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41		400,000	409,327
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41		35,000	38,553

			2,738,017

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC FRS Senior Notes 3.00% due 01/13/12		1,000,000	1,000,020

Finance-Consumer Loans - 0.3%

SLM Corp. FRS Senior Notes 5.12% due 04/01/14		1,000,000	916,150

Finance-Investment Banker/Broker - 2.5%

Citigroup Funding, Inc. FRS Company Guar. Notes 5.34% due 05/28/13	5,000,000	5,005,400
Citigroup Funding, Inc. FRS Company Guar. Notes 5.66% due 03/30/20	3,000,000	2,901,240
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 04/14/11†(5)(9)	400,000	95,000
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 06/10/14†(4)(5)	578,000	141,610
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 11/01/14†(4)(5)	1,000,000	237,500

		8,380,750

Insurance-Life/Health - 2.0%

Pacific Life Global Funding FRS Bonds 5.75% due 02/06/16*	300,000	302,871
Principal Life Income Funding Trusts FRS Senior Sec. Notes 4.97% due 03/01/12	4,390,000	4,392,020
Protective Life Secured Trusts FRS Senior Sec. Notes 5.07% due 09/10/11	170,000	169,983
Prudential Financial, Inc. FRS Senior Notes 6.31% due 05/23/18	2,000,000	2,017,120

		6,881,994

Insurance-Multi-line - 2.1%

Genworth Financial, Inc. FRS Jr. Sub. Notes 6.15% due 11/15/66	1,000,000	600,000
ING Capital Funding Trust III FRS Company Guar. Notes 3.85% due 12/31/11(2)	1,000,000	860,435
Monumental Global Funding III FRS Senior Sec. Notes 5.75% due 05/22/18*	5,000,000	5,774,613

		7,235,048

Metal-Aluminum - 0.5%

Alcoa, Inc. Senior Notes 5.55% due 02/01/17	1,000,000	1,066,946
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	465,000	466,230

		1,533,176

Paper & Related Products - 0.3%

Georgia-Pacific LLC
Company Guar. Notes 5.40% due 11/01/20*	1,000,000	1,031,245

Pipelines - 0.5%

Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	875,000	839,622
Kinder Morgan Energy Partners LP Senior Notes 5.63% due 09/01/41	500,000	482,573
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	500,000	527,847

		1,850,042

Real Estate Investment Trusts - 0.4%

Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	800,000	837,518
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	500,000	498,515

		1,336,033

Special Purpose Entities - 1.1%

FUEL Trust Sec. Notes 3.98% due 12/15/22*	550,000	548,413
Genworth Global Funding Trusts FRS Sec. Notes 0.43% due 05/15/12	1,000,000	991,543
Glen Meadow Pass-Through Trust FRS Pass Thru Certs 6.51% due 02/12/67*	1,000,000	787,500
Hartford Life Institutional Funding FRS Senior Sec. Notes 0.61% due 08/15/13*	250,000	249,470
Strats-Daimler Chrysler FRS Bonds 5.56% due 11/15/13*	1,000,000	982,070

		3,558,996

Total U.S. Corporate Bonds & Notes
(cost $80,416,769)		78,785,465

FOREIGN CORPORATE BONDS & NOTES - 7.3%
Banks-Commercial - 3.2%

Banco Bradesco SA FRS Senior Notes 2.39% due 05/16/14*	1,500,000	1,499,026
Barclays Bank PLC FRS Senior Notes 4.50% due 03/10/17	2,000,000	1,930,000
Barclays Bank PLC FRS Senior Notes 5.07% due 02/25/13(3)	3,000,000	3,060,000
Barclays Bank PLC FRS Sub. Notes 7.38% due 12/15/11*(2)	2,000,000	1,980,000
BBVA US Senior SAU FRS Company Guar. Notes 2.42% due 05/16/14	500,000	497,006

Intesa Sanpaolo SpA FRS Notes 2.71% due 02/24/14*	2,000,000	1,895,526

		10,861,558

Banks-Money Center - 0.7%

ABN Amro Bank NV FRS Senior Notes 2.02% due 01/30/14*	455,000	450,436
Royal Bank of Scotland NV FRS Company Guar. Notes 5.00% due 03/31/18	2,000,000	1,856,600

		2,307,036

Diversified Banking Institutions - 0.7%

UBS AG FRS Senior Notes 1.25% due 01/28/14	500,000	497,026
UBS AG FRS Notes 5.66% due 04/09/20(3)	2,000,000	2,007,000

		2,504,026

Diversified Minerals - 0.3%

Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	800,000	880,510

Gold Mining - 0.9%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	500,000	509,939
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	540,000	521,065
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	1,500,000	1,430,731
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	500,000	503,266

		2,965,001

Metal-Diversified - 0.3%

Noranda, Inc. Company Guar. Notes 5.50% due 06/15/17	1,000,000	1,089,888

Oil & Gas Drilling - 0.3%

Ensco PLC Senior Notes 3.25% due 03/15/16	800,000	828,886

Oil Companies-Exploration & Production - 0.3%

Nexen, Inc. Senior Notes 7.50% due 07/30/39	1,000,000	1,160,597

Oil Companies-Integrated - 0.3%

Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*		1,000,000	1,077,181

Special Purpose Entity - 0.3%

Swiss Re Capital I LP FRS Company Guar. Notes 6.85% due 05/25/16*(2)		1,000,000	925,000

Total Foreign Corporate Bonds & Notes
(cost $24,886,123)			24,599,683

FOREIGN GOVERNMENT AGENCIES - 11.2%
Sovereign - 11.2%

Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,305,000	3,101,260
Government of Australia Bonds 2.50% due 09/20/30	AUD	1,250,000	1,471,892
Government of Australia Bonds 3.00% due 09/20/25	AUD	12,000,000	15,342,604
Government of Canada Bonds 1.50% due 12/01/44	CAD	7,255,460	8,633,723
Government of Canada Bonds 2.00% due 12/01/41	CAD	2,477,997	3,280,227
Government of Canada Bonds 4.25% due 12/01/21	CAD	4,327,020	6,092,513

Total Foreign Government Agencies
(cost $31,472,228)			37,922,219

U.S. GOVERNMENT TREASURIES - 54.6%
United States Treasury Bonds - 35.0%

1.38% due 01/15/20 TIPS(7)		6,263,160	7,010,825
1.75% due 01/15/28 TIPS(7)		17,132,091	19,747,408
1.88% due 07/15/19 TIPS(7)		1,585,785	1,840,749
2.00% due 01/15/26 TIPS(7)		9,109,853	10,805,853
2.13% due 02/15/40 TIPS(7)		3,550,858	4,364,505
2.13% due 02/15/41 TIPS(7)		3,350,003	4,135,682
2.38% due 01/15/25 TIPS(7)		3,592,590	4,441,339
2.50% due 01/15/29 TIPS(7)		8,936,645	11,400,505
2.63% due 07/15/17 TIPS(7)		8,713,040	10,370,556
3.63% due 04/15/28 TIPS(7)		12,560,670	18,013,772
3.88% due 04/15/29 TIPS(7)		17,507,153	26,201,922

			118,333,116

United States Treasury Notes - 19.6%

1.13% due 01/15/21 TIPS(7)		6,191,610	6,783,200
1.25% due 04/15/14 TIPS(7)		8,532,880	9,010,192
1.38% due 07/15/18 TIPS(7)		8,793,036	9,846,829
1.63% due 01/15/15 TIPS(7)		3,203,681	3,479,998
1.88% due 07/15/15 TIPS(7)		12,765,610	14,161,849
2.00% due 04/15/12 TIPS(7)		2,224,800	2,257,651
2.00% due 07/15/14 TIPS(7)		5,987,650	6,500,343
2.00% due 01/15/16 TIPS(7)		3,411,930	3,835,221
2.38% due 01/15/17 TIPS(7)		4,477,320	5,202,435

3.38% due 01/15/12 TIPS(7)	5,085,040	5,147,016

		66,224,734

Total U.S. Government Treasuries
(cost $159,952,291)		184,557,850

PREFERRED STOCK - 1.5%
Banks-Commercial - 0.1%

BB&T Capital Trust V FRS 8.95%	9,473	254,445

Banks-Super Regional - 0.2%

US Bancorp FRS 3.50%	1,000	779,010

Electric-Integrated - 0.2%

Southern California Edison Co. FRS 5.71%	5,000	502,500

Finance-Consumer Loans - 0.3%

SLM Corp. FRS 5.63%	53,000	1,113,530

Insurance-Life/Health - 0.4%

Principal Financial Group, Inc. FRS 5.56%	13,500	1,303,173

Office Automation & Equipment - 0.3%

Pitney Bowes International Holdings, Inc. 6.13%*	1,000	971,562

Total Preferred Stock
(cost $4,837,234)		4,924,220

Total Long-Term Investment Securities
(cost $301,564,645)		330,789,437

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Time Deposits - 2.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11
(cost $7,885,000)	7,885,000	7,885,000

TOTAL INVESTMENTS
(cost $309,449,645) (8)	100.2%	338,674,437
Liabilities in excess of other assets	(0.2)	(528,527)

NET ASSETS	100.0%	$338,145,910

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $23,207,526 representing 6.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $3,066,240 representing 0.9% of net assets.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Bond in default
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	In United States dollars unless otherwise indicated.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 5 for cost of investments on a tax basis.
(9)	Bond is in default and did not pay principal at maturity.

TIPS-	Treasury Inflation Protected Security
FRS-	Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$56,745,685	$22,039,780	$78,785,465
Foreign Corporate Bonds & Notes	—	15,746,083	8,853,600	24,599,683
Foreign Government Agencies	—	37,922,219	—	37,922,219
U.S. Government Treasuries	—	184,557,850	—	184,557,850
Preferred Stock	4,924,220	—	—	4,924,220
Short-Term Investment Securities:
Time Deposits	—	7,885,000	—	7,885,000

Total	$4,924,220	$302,856,837	$30,893,380	$338,674,437

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2011	$20,328,400	$8,937,600
Accrued discounts	4,081	343
Accrued premiums	(5,372)	(2,539)
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	69,500	67,000
Change in unrealized depreciation(1)	(356,829)	(148,804)
Net purchases	2,000,000	—
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 8/31/2011	$22,039,780	$8,853,600

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(287,329)	$(81,804)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCK - 87.8%
Australia - 8.1%

AGL Energy, Ltd.	37,217	$615,843
Alumina, Ltd.	193,461	363,968
Amcor, Ltd.	105,742	757,321
AMP, Ltd.	266,484	1,290,408
Asciano, Ltd.#	223,119	373,257
ASX, Ltd.#	15,328	475,489
Australia & New Zealand Banking Group, Ltd.	216,203	4,689,228
Bendigo and Adelaide Bank, Ltd.#	29,622	277,064
BHP Billiton, Ltd.#	265,762	11,289,595
BlueScope Steel, Ltd.#	109,063	95,598
Boral, Ltd.#	56,525	222,959
Brambles, Ltd.	124,389	894,859
Caltex Australia, Ltd.#	10,070	116,470
CFS Retail Property Trust#	135,667	260,313
Coca-Cola Amatil, Ltd.	48,375	609,149
Cochlear, Ltd.#	4,913	397,663
Commonwealth Bank of Australia#	129,725	6,686,648
Computershare, Ltd.	34,521	285,616
Crown, Ltd.	35,633	317,289
CSL, Ltd.#	44,153	1,327,190
Dexus Property Group#	361,461	332,290
Echo Entertainment Group, Ltd.†	56,900	240,252
Fairfax Media, Ltd.#	120,594	108,928
Fortescue Metals Group, Ltd.#	103,837	671,530
Foster’s Group, Ltd.	167,632	892,368
Goodman Group(7)	544,544	378,359
GPT Group(7)	136,417	454,968
Harvey Norman Holdings, Ltd.#	35,399	78,328
Iluka Resources, Ltd.#	36,400	637,343
Incitec Pivot, Ltd.	129,942	525,048
Insurance Australia Group, Ltd.	207,093	672,971
Leighton Holdings, Ltd.#	10,762	233,302
Lend Lease Group(7)	38,546	346,112
Lynas Corp., Ltd.†#	139,200	269,324
MacArthur Coal, Ltd.#	11,700	198,732
Macquarie Group, Ltd.	27,803	767,966
MAP Group(7)	29,232	98,430
Metcash, Ltd.#	70,298	305,089
Mirvac Group	251,622	324,111
National Australia Bank, Ltd.#	180,470	4,575,908
Newcrest Mining, Ltd.	64,390	2,770,396
OneSteel, Ltd.	95,486	153,105
Orica, Ltd.	30,003	752,723
Origin Energy, Ltd.#	88,466	1,339,997
OZ Minerals, Ltd.	25,602	322,934
Paladin Energy, Ltd.†#	48,537	108,956
Qantas Airways, Ltd.†	73,847	123,934
QBE Insurance Group, Ltd.#	102,154	1,541,870
QR National, Ltd.	148,800	523,307
Ramsay Health Care, Ltd.#	11,200	213,106
Rio Tinto, Ltd.#	35,990	2,789,955
Santos, Ltd.	73,117	918,362
Sims Metal Management, Ltd.#	12,736	208,297
Sonic Healthcare, Ltd.#	31,286	392,957
SP AusNet(7)	83,030	82,098
Stockland	180,295	576,252
Suncorp Group, Ltd.	121,796	1,064,986
TABCORP Holdings, Ltd.	50,127	150,569
Tatts Group, Ltd.#	104,962	260,302
Telstra Corp., Ltd.#	368,677	1,194,115
Toll Holdings, Ltd.#	47,891	248,287
Transurban Group	108,726	600,871
Wesfarmers, Ltd.#	89,096	2,928,606
Wesfarmers, Ltd. PPS	7,012	234,908
Westfield Group#	174,759	1,520,623
Westfield Retail Trust	228,600	640,229
Westpac Banking Corp.#	249,277	5,489,174
Woodside Petroleum, Ltd.	52,874	1,988,363
Woolworths, Ltd.	102,971	2,775,988
WorleyParsons, Ltd.#	15,599	453,548

		75,826,104

Austria - 0.1%

Erste Group Bank AG	6,733	245,184
Immoeast AG(1)(6)(8)	13,480	0
Immofinanz AG†#	33,600	120,183
OMV AG	5,815	229,715
Raiffeisen Bank International AG#	1,603	66,687
Telekom Austria AG	11,844	131,518
Verbund AG, Class A	2,236	86,082
Vienna Insurance Group	1,142	53,217
Voestalpine AG	3,918	151,061

		1,083,647

Belgium - 0.6%

Ageas	79,288	159,456
Anheuser-Busch InBev NV	47,480	2,622,485
Bekaert SA#	1,000	56,907
Belgacom SA	14,672	481,384
Colruyt SA	2,722	142,467
Delhaize Group SA	7,635	511,971
Dexia SA†#	150,752	353,851
Groupe Bruxelles Lambert SA	2,892	233,392
KBC Groep NV	17,851	505,167
Mobistar SA	2,373	154,010
Solvay SA	2,121	260,229
UCB SA#	3,611	161,581
Umicore SA#	4,080	197,455

		5,840,355

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.	51,000	309,504
Esprit Holdings, Ltd.	107,100	300,563
Kerry Properties, Ltd.	66,000	284,401
Li & Fung, Ltd.	480,000	864,337
Noble Group, Ltd.#	309,000	415,661
NWS Holdings, Ltd.	130,000	184,668
Orient Overseas International, Ltd.	19,500	96,675
Seadrill, Ltd.#	11,700	379,294
Shangri-La Asia, Ltd.	130,000	300,211
Yue Yuen Industrial Holdings, Ltd.	70,500	194,680

		3,329,994

Cayman Islands - 0.2%

ASM Pacific Technology, Ltd.	16,900	174,516
Foxconn International Holdings, Ltd.†	190,000	94,685
Lifestyle International Holdings, Ltd.	58,000	178,786
Sands China, Ltd.†	211,000	661,251
Wynn Macau, Ltd.	136,000	435,816

		1,545,054

Cyprus - 0.0%

Bank of Cyprus Group	108,243	188,144

Denmark - 1.3%

AP Moller - Maersk A/S, Series A	348	2,347,289
AP Moller - Maersk A/S, Series B	262	1,832,889
Carlsberg A/S, Class B	37,109	2,783,533
Coloplast A/S#	1,944	291,450
Danske Bank A/S†	23,258	344,430
DSV A/S	71,584	1,500,420
Novo Nordisk A/S, Class B	20,581	2,196,603
Novozymes A/S, Class B	1,647	241,206
Pandora A/S#	1,900	17,036
TDC A/S#	12,400	107,956
Tryg A/S#	818	45,758
Vestas Wind Systems A/S†#	7,268	152,760
William Demant Holding A/S†#	701	57,908

		11,919,238

Finland - 0.7%

Elisa Oyj	5,060	107,213
Fortum Oyj	15,824	425,528
Kesko Oyj, Class B	2,394	92,578
Kone Oyj, Class B	5,560	329,382
Metso Oyj	4,564	173,083
Neste Oil Oyj	3,812	42,356
Nokia Oyj	166,901	1,078,891
Nokian Renkaat Oyj	3,912	145,098
Orion Oyj, Class B#	31,721	714,494
Outokumpu Oyj#	3,977	40,019
Pohjola Bank PLC, Class A	22,298	254,167
Rautaruukki Oyj#	2,503	38,077
Sampo Oyj, Class A	14,994	429,916
Sanoma Oyj#	2,394	36,109
Stora Enso Oyj, Class R	56,666	414,330
UPM-Kymmene Oyj	162,776	2,134,849
Wartsila Oyj	5,988	166,616

		6,622,706

France - 7.5%

Accor SA#	16,537	595,073
Aeroports de Paris	4,545	380,308
Air France-KLM†#	4,017	39,539
Air Liquide SA	29,722	3,864,813
Alcatel-Lucent†	162,978	601,215
Alstom SA	29,567	1,372,941
Arkema SA	2,300	178,579
Atos Origin SA	9,800	490,749
AXA SA	258,860	4,157,312
BNP Paribas SA	88,720	4,571,501
Bouygues SA	20,483	786,352
Bureau Veritas SA	1,943	158,452
Cap Gemini SA	5,284	214,469
Carrefour SA	20,620	549,759
Casino Guichard Perrachon SA	9,160	762,263
Christian Dior SA	25,505	3,704,097
Cie de St. Gobain	32,662	1,643,807
Cie Generale d’Optique Essilor International SA	7,183	550,796
Cie Generale de Geophysique - Veritas†	5,145	129,302
Cie Generale des Etablissements Michelin, Class B	6,307	461,970
CNP Assurances	5,309	93,881
Credit Agricole SA#	226,850	2,222,761
Danone	20,819	1,422,503
Dassault Systemes SA	2,115	171,658
Edenred	5,650	155,182
EDF SA#	25,216	772,270
Eiffage SA	1,441	70,173
Eramet	156	33,390
Eurazeo	1,093	62,262
Eutelsat Communications SA	6,020	268,080
Fonciere Des Regions	976	81,317
France Telecom SA#	293,560	5,608,600
GDF Suez	130,808	4,125,472
Gecina SA	786	88,001
Groupe Eurotunnel SA	18,750	174,400
ICADE	831	84,158
Iliad SA#	1,076	129,141
Imerys SA	1,175	76,850
JCDecaux SA†	1,975	48,954
Klepierre	3,720	128,919
L’Oreal SA	13,325	1,450,725
Lafarge SA	17,401	726,025
Lagardere SCA	4,223	144,409
Legrand SA	32,876	1,305,574
LVMH Moet Hennessy Louis Vuitton SA	10,716	1,815,669
Metropole Television SA	2,062	43,839
Natixis	31,129	124,715
Neopost SA#	1,153	83,096
Pernod-Ricard SA	7,073	635,023
Peugeot SA	5,431	166,409
PPR	2,716	452,578
Publicis Groupe SA#	4,449	209,209
Renault SA	6,862	279,355
Safran SA	5,954	231,143
Sanofi	47,737	3,473,971
Schneider Electric SA	8,739	1,168,738
SCOR SE	6,063	142,836
Societe BIC SA	8,394	815,120
Societe Generale SA	22,658	760,327
Societe Television Francaise 1#	3,490	55,373
Sodexo	3,364	250,414
Suez Environnement Co.	9,603	161,053
Technip SA	3,515	343,151
Thales SA	3,565	132,099
Total SA	231,380	11,299,176
Unibail-Rodamco SE	3,276	708,485
Vallourec SA	4,004	360,347
Veolia Environnement SA#	12,451	207,208
Vinci SA	15,857	828,571
Vivendi SA	44,173	1,076,507
Wendel SA#	1,170	99,700

		70,582,114

Germany - 6.7%

Adidas AG	51,034	3,554,454

Allianz SE	59,505	6,131,408
Axel Springer AG	1,350	58,004
BASF SE	97,716	6,972,134
Bayer AG	109,736	7,076,274
Bayerische Motoren Werke AG	61,840	5,005,752
Beiersdorf AG	3,611	212,338
Brenntag AG	1,200	123,579
Celesio AG	5,741	95,582
Commerzbank AG†	462,381	1,374,252
Continental AG†	5,400	398,482
Daimler AG	99,108	5,363,030
Deutsche Bank AG	33,180	1,346,244
Deutsche Boerse AG (Euro Comp)	27	1,565
Deutsche Boerse AG# (Tradegate)	6,971	415,174
Deutsche Lufthansa AG	8,173	138,479
Deutsche Post AG	45,640	698,562
Deutsche Telekom AG	368,967	4,667,369
E.ON AG	64,303	1,409,124
Fraport AG Frankfurt Airport Services Worldwide#	1,314	92,094
Fresenius Medical Care AG & Co. KGaA	7,018	477,554
Fresenius SE & Co. KGaA	29,045	3,006,572
GEA Group AG	6,250	182,974
Hannover Rueckversicherung AG	2,173	102,511
HeidelbergCement AG	5,022	215,918
Henkel AG & Co. KGaA	4,671	226,191
Hochtief AG	1,514	107,775
Infineon Technologies AG	99,023	844,518
K + S AG	15,071	1,060,826
Kabel Deutschland Holding AG†	6,556	366,819
Lanxess AG	3,279	204,568
Linde AG	6,038	924,605
MAN SE	2,254	204,213
Merck KGaA	2,725	244,419
Metro AG	4,630	204,053
Muenchener Rueckversicherungs AG	6,732	878,760
RWE AG	14,944	561,364
Salzgitter AG	1,250	77,715
SAP AG	36,171	1,974,468
Siemens AG	42,238	4,361,314
Suedzucker AG	2,120	74,216
ThyssenKrupp AG	13,712	463,084
TUI AG†	5,373	36,894
United Internet AG	3,742	68,079
Volkswagen AG	3,557	540,855
Wacker Chemie AG	561	81,716

		62,625,881

Greece - 0.1%

Alpha Bank A.E.†	83,956	272,563
Coca-Cola Hellenic Bottling Co. SA†	17,363	356,421
EFG Eurobank Ergasias SA†	9,609	22,085
Hellenic Telecommunications Organization SA	14,811	91,487
National Bank of Greece SA†	34,165	151,651
OPAP SA	7,973	97,352
Public Power Corp. SA	6,896	59,437

		1,050,996

Guernsey - 0.0%

Resolution, Ltd.	51,918	224,518

Hong Kong - 2.2%

Bank of East Asia, Ltd.	109,600	434,270
BOC Hong Kong Holdings, Ltd.	349,000	959,253
Cathay Pacific Airways, Ltd.	113,000	228,733
Cheung Kong Holdings, Ltd.	121,000	1,698,633
CLP Holdings, Ltd.	175,500	1,622,944
Galaxy Entertainment Group, Ltd.†*	112,000	279,358
Hang Lung Group, Ltd.	81,000	471,798
Hang Lung Properties, Ltd.	218,000	807,786
Hang Seng Bank, Ltd.	75,300	1,111,243
Henderson Land Development Co., Ltd.	87,000	502,835
Hong Kong & China Gas Co., Ltd.	441,000	1,036,534
Hong Kong Exchanges and Clearing, Ltd.	92,300	1,726,065
Hopewell Holdings, Ltd.	70,500	222,297
Hutchison Whampoa, Ltd.	187,000	1,791,738
Hysan Development Co., Ltd.	66,000	266,599
Link REIT	217,000	755,306
MTR Corp.	148,000	496,131
New World Development, Ltd.	205,000	260,665
PCCW, Ltd.	278,000	119,257
Power Assets Holdings, Ltd.	130,000	1,005,157
Sino Land Co., Ltd.	234,000	358,250
SJM Holdings, Ltd.	148,000	339,498
Sun Hung Kai Properties, Ltd.	123,000	1,733,028
Swire Pacific, Ltd., Class A	65,000	867,407
Wharf Holdings, Ltd.	135,000	860,022
Wheelock & Co., Ltd.	81,000	285,576
Wing Hang Bank, Ltd.	18,500	177,495

		20,417,878

Ireland - 0.2%

Anglo Irish Bank Corp., Ltd.†(6)	31,152	0
Bank of Ireland†	228,347	28,866
CRH PLC (London)	11,187	200,314
CRH PLC (Dublin)	25,312	451,964
Elan Corp. PLC†	17,806	189,024
James Hardie Industries SE CDI†#	34,911	222,043
Kerry Group PLC, Class A	5,016	194,548
Ryanair Holdings PLC†	7,656	34,423
Ryanair Holdings PLC ADR#	934	24,676

		1,345,858

Isle of Man - 0.1%

Genting Singapore PLC†#	518,000	716,159

Israel - 0.6%

Bank Hapoalim BM	88,000	365,535
Bank Leumi Le-Israel BM	97,900	361,046
Bezeq The Israeli Telecommunication Corp., Ltd.	145,900	321,037
Cellcom Israel, Ltd.	4,500	101,165
Delek Group, Ltd.	400	71,838
Elbit Systems, Ltd.	2,000	81,673

Israel Chemicals, Ltd.	36,900	532,528
Israel Corp., Ltd.	200	177,659
Israel Discount Bank, Ltd., Class A†	65,700	113,292
Makhteshim-Agan Industries, Ltd.†	19,900	110,531
Mizrahi Tefahot Bank, Ltd.	10,200	97,677
NICE Systems, Ltd.†	5,000	157,592
Partner Communications Co., Ltd.	7,100	78,512
Teva Pharmaceutical Industries, Ltd.	78,100	3,200,281

		5,770,366

Italy - 2.5%

A2A SpA#	1,135,038	1,571,786
Assicurazioni Generali SpA	41,698	753,532
Atlantia SpA	45,092	726,124
Autogrill SpA	3,570	44,360
Banca Carige SpA#	22,965	51,199
Banca Monte dei Paschi di Siena SpA	210,627	129,801
Banco Popolare SC#	170,347	292,176
Enel Green Power SpA	62,800	144,791
Enel SpA	654,137	3,194,873
ENI SpA	280,652	5,644,196
Exor SpA#	1,999	47,812
Fiat Industrial SpA†	27,200	264,523
Fiat SpA	27,317	169,992
Finmeccanica SpA	41,272	307,108
Intesa Sanpaolo SpA	1,816,181	2,958,544
Intesa Sanpaolo SpA RSP	744,926	1,017,118
Luxottica Group SpA	4,172	124,476
Mediaset SpA	25,400	98,442
Mediobanca SpA	18,529	171,014
Parmalat SpA#	12,352	29,188
Pirelli & C. SpA#	8,541	71,529
Prysmian SpA	7,308	118,207
Saipem SpA	35,398	1,589,548
Snam Rete Gas SpA	401,878	1,939,722
Telecom Italia SpA	335,145	406,573
Telecom Italia SpA RSP	453,761	498,648
Terna Rete Elettrica Nazionale SpA	43,061	156,127
UniCredit SpA	481,322	651,663
Unione di Banche Italiane SCPA	28,221	104,835

		23,277,907

Japan - 19.0%

ABC-Mart, Inc.#	600	22,724
Advantest Corp.#	3,300	42,538
Aeon Co., Ltd.#	161,400	2,025,668
Aeon Credit Service Co., Ltd.#	1,500	22,274
Aeon Mall Co., Ltd.	27,500	619,531
Air Water, Inc.	3,000	36,359
Aisin Seiki Co., Ltd.	50,900	1,690,462
Ajinomoto Co., Inc.#	166,000	1,955,492
Alfresa Holdings Corp.#	800	31,448
All Nippon Airways Co., Ltd.#	426,000	1,407,575
Amada Co., Ltd.	8,000	55,270
Aozora Bank, Ltd.#	13,000	32,428
Asahi Glass Co., Ltd.	190,000	1,856,079
Asahi Group Holdings, Ltd.#	8,600	178,245
Asahi Kasei Corp.	304,000	2,008,933
Asics Corp.#	3,000	46,585
Astellas Pharma, Inc.	9,900	372,107
Bank of Kyoto, Ltd.#	20,000	179,444
Bank of Yokohama, Ltd.#	293,000	1,461,747
Benesse Holdings, Inc.	1,500	63,765
Bridgestone Corp.	23,500	520,210
Brother Industries, Ltd.	5,300	69,356
Canon, Inc.	121,300	5,695,096
Casio Computer Co., Ltd.#	5,000	31,670
Central Japan Railway Co.	44	365,470
Chiba Bank, Ltd.#	219,000	1,421,484
Chiyoda Corp.	3,300	35,470
Chubu Electric Power Co., Inc.#	15,300	288,336
Chugai Pharmaceutical Co., Ltd.	16,600	289,205
Chugoku Bank, Ltd.#	4,000	53,023
Chugoku Electric Power Co., Inc.#	103,800	1,725,707
Citizen Holdings Co., Ltd.	149,100	753,581
Coca-Cola West Co., Ltd.	1,400	25,579
Cosmo Oil Co., Ltd.	13,000	34,295
Credit Saison Co., Ltd.	3,200	61,016
Dai Nippon Printing Co., Ltd.#	167,000	1,733,904
Dai-ichi Life Insurance Co., Ltd.	621	719,377
Daicel Chemical Industries, Ltd.	227,000	1,366,684
Daido Steel Co., Ltd.#	6,000	36,202
Daihatsu Motor Co., Ltd.#	95,000	1,576,923
Daiichi Sankyo Co., Ltd.	83,600	1,662,829
Daikin Industries, Ltd.	42,300	1,325,846
Dainippon Sumitomo Pharma Co., Ltd.#	3,400	34,457
Daito Trust Construction Co., Ltd.	22,000	2,025,597
Daiwa House Industry Co., Ltd.	11,000	135,614
Daiwa Securities Group, Inc.#	441,000	1,762,387
Dena Co., Ltd.#	7,726	399,568
Denki Kagaku Kogyo KK	11,000	46,689
Denso Corp.	12,300	389,867
Dentsu, Inc.#	4,000	125,062
East Japan Railway Co.	27,600	1,649,079
Eisai Co., Ltd.#	55,000	2,338,057
Electric Power Development Co., Ltd.#	58,700	1,639,031
Elpida Memory, Inc.†#	5,700	39,603
FamilyMart Co., Ltd.#	41,800	1,537,270
FANUC Corp.	23,400	3,856,706
Fast Retailing Co., Ltd.#	1,200	226,930
Fuji Electric Co., Ltd.#	12,000	34,635
Fuji Heavy Industries, Ltd.	220,000	1,367,637
FUJIFILM Holdings Corp.	80,900	1,947,221
Fujitsu, Ltd.	387,000	1,950,921
Fukuoka Financial Group, Inc.	18,000	72,169
Furukawa Electric Co., Ltd.#	375,000	1,307,627
Gree, Inc.#	67,000	2,158,665
GS Yuasa Corp.#	8,000	46,389
Gunma Bank, Ltd.	9,000	46,781
Hachijuni Bank, Ltd.#	161,000	891,524
Hakuhodo DY Holdings, Inc.	520	29,066
Hamamatsu Photonics KK	1,000	40,551
Hino Motors, Ltd.#	250,000	1,439,859
Hirose Electric Co., Ltd.	700	65,456
Hiroshima Bank, Ltd.#	11,000	49,132
Hisamitsu Pharmaceutical Co., Inc.#	1,400	59,423

Hitachi Chemical Co., Ltd.	2,200	37,955
Hitachi Construction Machinery Co., Ltd.#	2,400	44,665
Hitachi High-Technologies Corp.	1,500	28,347
Hitachi Metals, Ltd.#	4,000	48,008
Hitachi, Ltd.#	136,000	733,551
Hokkaido Electric Power Co., Inc.#	4,100	66,290
Hokuhoku Financial Group, Inc.	27,000	54,303
Hokuriku Electric Power Co.	77,500	1,394,737
Honda Motor Co., Ltd.	97,800	3,159,948
Hoya Corp.	9,700	212,445
Ibiden Co., Ltd.#	53,100	1,291,266
Idemitsu Kosan Co., Ltd.#	4,200	436,072
IHI Corp.	29,000	72,718
Inpex Corp.	189	1,271,190
Isetan Mitsukoshi Holdings, Ltd.#	132,800	1,344,130
Isuzu Motors, Ltd.	27,000	120,243
ITOCHU Corp.	33,000	353,402
ITOCHU Techno-Solutions Corp.#	600	25,741
Iyo Bank, Ltd.#	5,000	48,779
J. Front Retailing Co., Ltd.#	50,000	223,978
Japan Petroleum Exploration Co.	700	28,797
Japan Prime Realty Investment Corp.	14	38,963
Japan Real Estate Investment Corp.	10	100,823
Japan Retail Fund Investment Corp.#	649	975,577
Japan Steel Works, Ltd.#	7,000	45,436
Japan Tobacco, Inc.	711	3,050,326
JFE Holdings, Inc.#	14,700	339,231
JGC Corp.	5,000	140,852
Joyo Bank, Ltd.	15,000	62,688
JS Group Corp.	6,000	151,469
JSR Corp.#	4,000	71,777
JTEKT Corp.	107,900	1,320,390
Jupiter Telecommunications Co., Ltd.	39	43,447
JX Holdings, Inc.	299,000	1,882,173
Kajima Corp.#	344,000	1,087,214
Kamigumi Co., Ltd.	5,000	45,057
Kaneka Corp.	7,000	41,870
Kansai Electric Power Co., Inc.#	16,800	296,419
Kansai Paint Co., Ltd.	5,000	45,971
Kao Corp.	18,000	476,035
Kawasaki Heavy Industries, Ltd.#	32,000	95,703
Kawasaki Kisen Kaisha, Ltd.#	16,000	40,956
KDDI Corp.	420	3,126,551
Keikyu Corp.#	10,000	85,673
Keio Corp.#	13,000	83,701
Keisei Electric Railway Co., Ltd.	6,000	39,101
Keyence Corp.	900	240,133
Kikkoman Corp.	4,000	42,680
Kinden Corp.	3,000	25,506
Kintetsu Corp.#	36,000	136,816
Kirin Holdings Co., Ltd.	18,000	238,370
Kobe Steel, Ltd.	55,000	101,998
Koito Manufacturing Co., Ltd.	86,000	1,287,136
Komatsu, Ltd.	33,600	888,599
Konami Corp.#	2,100	77,012
Konica Minolta Holdings, Inc.#	10,500	71,582
Kubota Corp.	26,000	212,564
Kuraray Co., Ltd.	120,000	1,712,942
Kurita Water Industries, Ltd.#	2,600	68,862
Kyocera Corp.	11,900	1,087,893
Kyowa Hakko Kirin Co., Ltd.	6,000	62,374
Kyushu Electric Power Co., Inc.#	9,000	148,452
Lawson, Inc.#	1,400	76,153
Mabuchi Motor Co., Ltd.	500	22,104
Makita Corp.	2,500	103,174
Marubeni Corp.	334,000	2,098,132
Marui Group Co., Ltd.	4,900	38,140
Maruichi Steel Tube, Ltd.	1,100	24,638
Mazda Motor Corp.†#	34,000	72,378
McDonald’s Holdings Co. Japan, Ltd.#	1,400	37,263
Medipal Holdings Corp.	3,300	30,341
MEIJI Holdings Co., Ltd.	10,000	439,467
Minebea Co., Ltd.	8,000	33,225
Miraca Holdings, Inc.#	1,000	42,249
Mitsubishi Chemical Holdings Corp.#	294,000	2,050,359
Mitsubishi Corp.	56,700	1,352,891
Mitsubishi Electric Corp.	70,000	694,789
Mitsubishi Estate Co., Ltd.	28,000	458,561
Mitsubishi Gas Chemical Co., Inc.#	8,000	56,001
Mitsubishi Heavy Industries, Ltd.#	68,000	286,849
Mitsubishi Logistics Corp.	3,000	32,598
Mitsubishi Materials Corp.	25,000	73,136
Mitsubishi Motors Corp.†#	1,411,000	1,805,903
Mitsubishi Tanabe Pharma Corp.	5,000	83,975
Mitsubishi UFJ Financial Group, Inc.	1,309,800	5,884,435
Mitsubishi UFJ Lease & Finance Co., Ltd.	39,420	1,585,655
Mitsui & Co., Ltd.	218,300	3,711,984
Mitsui Chemicals, Inc.#	19,000	65,261
Mitsui Engineering & Shipbuilding Co., Ltd.#	386,000	725,924
Mitsui Fudosan Co., Ltd.	19,000	318,114
Mitsui O.S.K. Lines, Ltd.#	288,000	1,211,127
Mizuho Financial Group, Inc.#	1,989,100	3,013,394
Mizuho Securities Co., Ltd.†	13,000	29,399
Mizuho Trust & Banking Co., Ltd.	34,000	28,054
MS&AD Insurance Group Holdings	12,700	295,565
Murata Manufacturing Co., Ltd.	4,500	273,867
Nabtesco Corp.#	2,000	44,456
Namco Bandai Holdings, Inc.	4,500	62,355
NEC Corp.†#	86,000	175,212
NGK Insulators, Ltd.	6,000	93,170
NGK Spark Plug Co., Ltd.	4,000	51,613
NHK Spring Co., Ltd.	148,000	1,385,869
Nidec Corp.#	2,400	209,064
Nikon Corp.#	83,900	1,836,442
Nintendo Co., Ltd.#	15,200	2,660,050
Nippon Building Fund, Inc.	12	128,823
Nippon Electric Glass Co., Ltd.	119,000	1,199,791
Nippon Express Co., Ltd.#	402,000	1,674,781
Nippon Meat Packers, Inc.	4,000	49,523
Nippon Paper Group, Inc.#	2,100	53,124
Nippon Sheet Glass Co., Ltd.	20,000	50,411
Nippon Steel Corp.#	114,000	340,943
Nippon Telegraph & Telephone Corp.	10,700	496,781
Nippon Yusen KK#	34,000	102,573
Nishi-Nippon City Bank, Ltd.	14,000	40,225

Nissan Motor Co., Ltd.#	206,200	1,876,994
Nisshin Seifun Group, Inc.	4,000	50,359
Nisshin Steel Co., Ltd.	756,000	1,471,124
Nissin Foods Holdings Co., Ltd.#	1,400	54,029
Nitori Holdings Co., Ltd.	800	81,912
Nitto Denko Corp.#	3,600	139,308
NKSJ Holdings, Inc.	337,000	1,976,139
NOK Corp.#	2,200	37,955
Nomura Holdings, Inc.	78,700	329,929
Nomura Real Estate Holdings, Inc.	2,100	32,719
Nomura Real Estate Office Fund, Inc.	6	38,475
Nomura Research Institute, Ltd.#	2,100	47,392
NSK, Ltd.	10,000	79,404
NTN Corp.#	11,000	54,734
NTT Data Corp.#	28	89,555
NTT DoCoMo, Inc.	738	1,335,860
NTT Urban Development Corp.#	26	19,728
Obayashi Corp.	235,000	1,150,908
Odakyu Electric Railway Co., Ltd.#	14,000	124,514
OJI Paper Co., Ltd.#	19,000	101,241
Olympus Corp.#	9,800	283,876
Omron Corp.	4,600	110,179
Ono Pharmaceutical Co., Ltd.#	1,900	109,429
Oracle Corp.	800	26,527
Oriental Land Co., Ltd.#	1,100	108,894
ORIX Corp.#	2,330	209,965
Osaka Gas Co., Ltd.#	43,000	174,089
Otsuka Corp.	300	20,569
Otsuka Holdings Co., Ltd.	6,000	155,544
Panasonic Corp.#	144,900	1,530,940
Rakuten, Inc.#	162	182,586
Resona Holdings, Inc.	227,600	1,028,465
Ricoh Co., Ltd.#	15,000	135,170
Rinnai Corp.#	700	54,212
Rohm Co., Ltd.	2,200	112,916
Sankyo Co., Ltd.	1,200	61,277
Santen Pharmaceutical Co., Ltd.#	1,600	63,419
SBI Holdings, Inc.#	444	39,605
Secom Co., Ltd.	4,700	217,291
Sega Sammy Holdings, Inc.	4,800	110,581
Seiko Epson Corp.#	2,800	38,908
Sekisui Chemical Co., Ltd.	10,000	85,673
Sekisui House, Ltd.	13,000	116,469
Seven & I Holdings Co., Ltd.#	16,800	442,763
Seven Bank, Ltd.	14	27,060
Sharp Corp.#	22,000	181,011
Shikoku Electric Power Co., Inc.#	4,200	103,670
Shimadzu Corp.	5,000	38,919
Shimamura Co., Ltd.#	500	49,628
Shimano, Inc.	1,600	81,599
Shimizu Corp.#	13,000	58,065
Shin-Etsu Chemical Co., Ltd.	9,100	457,555
Shinsei Bank, Ltd.#	31,000	36,842
Shionogi & Co., Ltd.	6,700	107,540
Shiseido Co., Ltd.#	8,000	152,018
Shizuoka Bank, Ltd.#	13,000	127,674
Showa Denko KK#	33,000	65,078
Showa Shell Sekiyu KK#	82,700	659,915
SMC Corp.	1,200	189,004
Softbank Corp.	59,500	1,963,648
Sojitz Corp.	26,700	49,864
Sony Corp.#	132,300	2,876,838
Sony Financial Holdings, Inc.#	3,887	61,069
Square Enix Holdings Co., Ltd.#	1,400	33,551
Stanley Electric Co., Ltd.	3,200	45,720
Sumco Corp.†#	2,500	29,711
Sumitomo Chemical Co., Ltd.	35,000	145,814
Sumitomo Corp.#	25,100	325,838
Sumitomo Electric Industries, Ltd.	16,800	222,698
Sumitomo Heavy Industries, Ltd.#	13,000	77,929
Sumitomo Metal Industries, Ltd.#	75,000	156,719
Sumitomo Metal Mining Co., Ltd.	55,000	877,759
Sumitomo Mitsui Financial Group, Inc.	71,300	2,099,798
Sumitomo Mitsui Trust Holdings, Inc.	69,000	232,493
Sumitomo Realty & Development Co., Ltd.#	8,000	168,003
Sumitomo Rubber Industries, Ltd.	3,900	48,998
Suruga Bank, Ltd.#	4,000	36,672
Suzuken Co., Ltd.	1,500	36,457
Suzuki Motor Corp.	7,500	153,193
Sysmex Corp.#	1,600	60,076
T&D Holdings, Inc.#	6,450	132,167
Taisei Corp.#	22,000	58,326
Taisho Pharmaceutical Co., Ltd.	3,000	69,427
Taiyo Nippon Sanso Corp.#	6,000	44,430
Takashimaya Co., Ltd.#	73,000	514,823
Takeda Pharmaceutical Co., Ltd.#	87,900	4,241,746
TDK Corp.#	2,700	117,775
Teijin, Ltd.	21,000	80,358
Terumo Corp.	3,800	199,256
THK Co., Ltd.	2,700	55,185
Tobu Railway Co., Ltd.#	22,000	100,274
Toho Co., Ltd.#	2,600	44,584
Toho Gas Co., Ltd.#	9,000	52,893
Tohoku Electric Power Co., Inc.	118,000	1,559,566
Tokio Marine Holdings, Inc.	16,200	438,587
Tokyo Electric Power Co., Inc.#	82,100	413,877
Tokyo Electron, Ltd.	33,300	1,589,546
Tokyo Gas Co., Ltd.	56,000	256,706
Tokyu Corp.#	26,000	125,637
Tokyu Land Corp.	23,000	93,718
TonenGeneral Sekiyu KK#	6,000	68,565
Toppan Printing Co., Ltd.#	12,000	89,017
Toray Industries, Inc.#	33,000	249,105
Toshiba Corp.	90,000	389,056
Tosoh Corp.#	12,000	45,762
TOTO, Ltd.#	7,000	56,497
Toyo Seikan Kaisha, Ltd.#	3,400	54,261
Toyo Suisan Kaisha, Ltd.#	2,000	52,762
Toyoda Gosei Co., Ltd.#	1,400	25,086
Toyota Boshoku Corp.#	1,500	22,097
Toyota Industries Corp.	4,000	112,629
Toyota Motor Corp.	190,000	6,784,119
Toyota Tsusho Corp.	4,700	77,893
Trend Micro, Inc.	2,300	72,181
Tsumura & Co.	1,300	40,102
Ube Industries, Ltd.	22,000	68,957

Unicharm Corp.	2,600	122,920
Ushio, Inc.	2,200	36,145
USS Co., Ltd.	490	42,300
West Japan Railway Co.	3,800	157,568
Yahoo Japan Corp.#	324	104,389
Yakult Honsha Co., Ltd.#	2,100	60,995
Yamada Denki Co., Ltd.#	22,750	1,660,866
Yamaguchi Financial Group, Inc.	5,000	48,322
Yamaha Corp.	3,400	38,143
Yamaha Motor Co., Ltd.†#	6,200	92,389
Yamaichi Securities Co., Ltd. ADR†#(5)(6)(8)	6,000	0
Yamato Holdings Co., Ltd.	8,900	154,242
Yamato Kogyo Co., Ltd.	800	20,530
Yamazaki Baking Co., Ltd.	3,000	43,881
Yaskawa Electric Corp.#	5,000	45,318
Yokogawa Electric Corp.†	4,600	39,290

		178,024,428

Jersey - 0.9%

Experian PLC	35,690	407,577
Glencore International PLC	29,700	203,190
Petrofac, Ltd.	117,703	2,611,890
Randgold Resources, Ltd.	3,249	342,025
Shire PLC	131,587	4,244,335
Wolseley PLC	10,161	264,240
WPP PLC	45,108	471,561

		8,544,818

Luxembourg - 0.2%

ArcelorMittal	30,637	676,655
Millicom International Cellular SA SDR	4,024	452,117
SES SA FDR	10,688	292,097
Subsea 7 SA†#	10,100	234,789
Tenaris SA#	16,870	280,385

		1,936,043

Malta - 0.0%

BGP Holdings PLC†(6)(8)	835,027	0

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	539,000	295,392

Netherlands - 2.5%

Aegon NV†	324,671	1,460,734
Akzo Nobel NV	16,875	859,099
ASML Holding NV	19,023	673,736
Corio NV	2,122	123,500
Delta Lloyd NV	3,600	65,780
European Aeronautic Defence and Space Co. NV#	28,198	894,585
Fugro NV CVA	7,053	427,454
Heineken Holding NV#	72,389	3,079,051
Heineken NV#	57,520	2,879,156
ING Groep NV CVA†	150,560	1,303,084
Koninklijke Ahold NV	316,769	3,690,366
Koninklijke Boskalis Westminster NV	6,104	206,847
Koninklijke DSM NV	49,728	2,497,344
Koninklijke KPN NV	81,132	1,149,145
Koninklijke Philips Electronics NV	35,850	758,574
Koninklijke Vopak NV	2,514	125,712
PostNL NV	11,554	67,800
Qiagen NV†#	8,351	129,319
Randstad Holding NV	4,251	146,283
Reed Elsevier NV	24,637	290,702
SBM Offshore NV	6,028	125,559
STMicroelectronics NV#	22,749	151,304
TNT Express NV	11,554	108,049
Unilever NV CVA	58,156	1,968,647
Wolters Kluwer NV	10,676	202,053

		23,383,883

New Zealand - 0.1%

Auckland International Airport, Ltd.	77,647	152,148
Contact Energy, Ltd.†	23,573	108,448
Fletcher Building, Ltd.	66,555	441,138
Sky City Entertainment Group, Ltd.	52,420	150,055
Telecom Corp. of New Zealand, Ltd.	171,790	371,746

		1,223,535

Norway - 0.5%

Aker Solutions ASA	5,800	75,686
DnB NOR ASA	117,005	1,412,327
Gjensidige Forsikring ASA	21,184	251,163
Norsk Hydro ASA	33,200	202,694
Orkla ASA	27,600	230,555
Renewable Energy Corp. ASA†#	15,600	29,009
Statoil ASA	39,800	957,114
Telenor ASA	26,600	444,800
Yara International ASA	10,700	590,029

		4,193,377

Portugal - 0.2%

Banco Comercial Portugues SA†#	1,246,151	452,895
Banco Espirito Santo SA#	151,600	508,719
Cimpor Cimentos de Portugal SGPS SA	6,288	48,406
EDP - Energias de Portugal SA	67,894	223,343
Galp Energia SGPS SA Class B	8,251	164,810
Jeronimo Martins SGPS SA	7,853	146,651
Portugal Telecom SGPS SA	40,771	352,753

		1,897,577

Singapore - 1.5%

Ascendas Real Estate Investment Trust	143,000	251,731
CapitaLand, Ltd.	195,000	424,230
CapitaMall Trust	144,000	223,599
CapitaMalls Asia, Ltd.#	67,000	75,662
City Developments, Ltd.	38,000	318,060
ComfortDelGro Corp., Ltd.	154,000	175,828
COSCO Corp. (Singapore), Ltd.#	78,000	72,540
DBS Group Holdings, Ltd.	153,000	1,683,343
Fraser and Neave, Ltd.	75,000	367,433
Global Logistic Properties, Ltd.†	137,000	189,978
Jardine Cycle & Carriage, Ltd.	9,000	334,950
Keppel Corp., Ltd.	124,000	957,569
Keppel Land, Ltd.#	53,000	135,988
Neptune Orient Lines, Ltd.#	32,000	30,690
Olam International, Ltd.	113,000	243,021
Oversea-Chinese Banking Corp., Ltd.	219,000	1,591,173
SembCorp Industries, Ltd.	84,000	300,623

SembCorp Marine, Ltd.#	78,000	263,605
Singapore Airlines, Ltd.	47,000	430,856
Singapore Exchange, Ltd.#	82,000	477,306
Singapore Press Holdings, Ltd.#	134,000	422,818
Singapore Technologies Engineering, Ltd.	137,000	334,452
Singapore Telecommunications, Ltd.	683,000	1,763,788
StarHub, Ltd.	60,000	143,486
United Overseas Bank, Ltd.	112,000	1,725,152
UOL Group, Ltd.	29,000	110,047
Wilmar International, Ltd.#	163,000	717,346
Yangzijiang Shipbuilding Holdings, Ltd.	161,000	155,078

		13,920,352

Spain - 2.7%

Abertis Infraestructuras SA#	68,152	1,084,247
Acciona SA	908	85,121
Acerinox SA#	3,110	45,100
ACS Actividades de Construccion y Servicios SA#	20,261	831,528
Amadeus IT Holding SA	44,600	891,185
Banco Bilbao Vizcaya Argentaria SA	153,635	1,398,776
Banco de Sabadell SA#	39,954	158,063
Banco Popular Espanol SA#	34,422	179,493
Banco Santander SA	501,922	4,628,893
Bankia SAU†	30,800	165,916
Bankinter SA#	22,605	133,266
CaixaBank	26,552	135,709
Distribuidora Internacional de Alimentacion SA†#	20,620	88,862
EDP Renovaveis SA†	6,976	41,888
Enagas SA	39,071	819,994
Ferrovial SA	17,696	221,665
Fomento de Construcciones y Contratas SA#	1,815	47,322
Gas Natural SDG SA	11,520	210,828
Grifols SA†#	4,921	101,299
Iberdrola SA	700,217	5,164,097
Inditex SA	7,785	663,161
Indra Sistemas SA#	3,531	63,328
International Consolidated Airlines Group SA†	32,961	93,513
Mapfre SA#	27,137	93,129
Mediaset Espana Comunicacion SA	5,143	37,265
Red Electrica Corp. SA	3,866	190,319
Repsol YPF SA	137,230	3,956,420
Sacyr Vallehermoso SA#	165	1,267
Telefonica SA	190,130	3,962,999
Zardoya Otis SA#	5,214	78,869

		25,573,522

Sweden - 2.3%

Alfa Laval AB	70,132	1,376,872
Assa Abloy AB, Class B	42,324	984,434
Atlas Copco AB, Class A	183,651	4,147,098
Atlas Copco AB, Class B	26,096	524,677
Boliden AB	63,300	872,914
Electrolux AB, Class B#	28,773	483,218
Getinge AB, Class B	27,402	707,357
Hennes & Mauritz AB, Class B	36,500	1,137,333
Hexagon AB	9,000	152,850
Holmen AB, Class B	1,571	44,741
Husqvarna AB, Class B	15,810	82,646
Industrivarden AB, Class C	3,700	45,714
Investor AB, Class B	97,144	1,914,847
Kinnevik Investment AB, Class B	7,400	158,117
Modern Times Group AB, Class B	1,709	88,152
Nordea Bank AB	93,810	865,392
Ratos AB, Class B Series B	30,452	459,073
Sandvik AB	35,992	480,726
Scania AB, Class B	20,371	369,418
Securitas AB, Class B	11,182	103,418
Skandinaviska Enskilda Banken AB, Class A	50,403	298,849
Skanska AB, Class B	14,319	217,331
SKF AB, Class B	13,919	328,358
SSAB AB, Class A	5,369	54,228
Svenska Cellulosa AB, Class B	20,476	276,231
Svenska Handelsbanken AB, Class A	17,438	479,294
Swedbank AB, Class A	28,867	397,169
Swedish Match AB	7,828	284,037
Tele2 AB, Class B	11,337	239,201
Telefonaktiebolaget LM Ericsson, Class B	118,382	1,335,683
TeliaSonera AB	77,254	552,223
Volvo AB, Class B	147,895	1,838,922

		21,300,523

Switzerland - 6.9%

ABB, Ltd.†	101,506	2,176,613
Actelion, Ltd.†	53,779	2,298,379
Adecco SA†	4,730	220,872
Aryzta AG	16,581	784,966
Baloise Holding AG	8,988	797,471
Cie Financiere Richemont SA, Class A	18,642	1,082,178
Credit Suisse Group AG†	96,846	2,771,321
GAM Holding AG†	23,195	343,960
Geberit AG†	1,393	291,962
Givaudan SA†	297	287,104
Holcim, Ltd.†	12,799	809,219
Julius Baer Group, Ltd.†	7,389	303,501
Kuehne & Nagel International AG	1,931	269,336
Lindt & Spruengli AG	4	148,216
Lindt & Spruengli AG (Participation Certificate)	1,078	3,377,738
Logitech International SA†#	9,914	116,259
Lonza Group AG†	23,711	1,560,921
Nestle SA	266,139	16,483,213
Nobel Biocare Holding AG†	2,886	36,637
Novartis AG	135,145	7,880,454
Pargesa Holding SA	964	78,773
Roche Holding AG	38,973	6,823,963
Schindler Holding AG	780	95,050
Schindler Holding AG (Participation Certificate)	17,347	2,061,147
SGS SA	196	364,832

Sika AG	50	112,924
Sonova Holding AG†	3,337	284,899
Straumann Holding AG	8,613	1,644,898
Sulzer AG	859	115,656
Swatch Group AG	1,572	126,018
Swatch Group AG, Class B	1,098	501,413
Swiss Life Holding AG†	1,090	150,004
Swiss Re, Ltd.†	12,514	656,408
Swisscom AG	3,987	1,789,536
Syngenta AG†	3,378	1,075,209
Transocean, Ltd.	14,200	789,075
UBS AG†	334,784	4,848,209
Zurich Financial Services AG†	5,199	1,172,896

		64,731,230

United Kingdom - 19.6%

3i Group PLC	34,891	120,357
Admiral Group PLC#	26,749	592,706
Aggreko PLC	71,446	2,248,816
AMEC PLC	11,890	176,315
Anglo American PLC	66,460	2,769,935
Antofagasta PLC	122,584	2,684,384
ARM Holdings PLC	88,833	821,955
Associated British Foods PLC	12,751	221,683
AstraZeneca PLC	169,587	8,038,486
Autonomy Corp. PLC†	101,516	4,152,732
Aviva PLC	576,048	3,179,336
Babcock International Group PLC	16,700	170,381
BAE Systems PLC	685,318	3,062,649
Balfour Beatty PLC	513,867	2,082,898
Barclays PLC	1,554,185	4,307,867
BG Group PLC	144,250	3,119,025
BHP Billiton PLC	262,293	8,966,933
BP PLC	1,271,145	8,304,354
British American Tobacco PLC	225,593	10,046,839
British Land Co. PLC	30,139	263,704
British Sky Broadcasting Group PLC	300,100	3,217,641
BT Group PLC	1,275,995	3,552,319
Bunzl PLC	206,485	2,681,497
Burberry Group PLC	41,863	935,757
Cairn Energy PLC†	117,314	637,579
Capita Group PLC	21,844	251,584
Capital Shopping Centres Group PLC	19,995	107,858
Carnival PLC	75,740	2,470,040
Centrica PLC	349,923	1,699,546
Cobham PLC	41,296	128,575
Compass Group PLC	171,783	1,536,493
Diageo PLC	89,372	1,798,962
Essar Energy PLC†#	10,000	41,069
Eurasian Natural Resources Corp. PLC	26,356	291,785
Fresnillo PLC	6,399	218,137
G4S PLC	50,313	213,167
GKN PLC	55,188	180,965
GlaxoSmithKline PLC	333,087	7,085,876
Hammerson PLC	433,150	2,869,484
Home Retail Group PLC#	19,198	39,734
HSBC Holdings PLC	1,753,678	15,275,638
ICAP PLC	20,119	155,164
Imperial Tobacco Group PLC	36,351	1,204,955
Inmarsat PLC	36,636	279,812
Intercontinental Hotels Group PLC	84,020	1,426,636
International Power PLC#	54,516	300,886
Intertek Group PLC	5,700	186,814
Invensys PLC	216,560	975,529
Investec PLC	23,917	167,722
ITV PLC†	1,503,040	1,494,430
J Sainsbury PLC	43,351	211,045
Johnson Matthey PLC	7,682	212,617
Kazakhmys PLC	7,672	135,873
Kingfisher PLC	545,796	2,095,368
Land Securities Group PLC	27,556	329,449
Legal & General Group PLC	1,679,049	2,861,881
Lloyds Banking Group PLC†	1,526,598	832,527
London Stock Exchange Group PLC#	4,761	71,141
Lonmin PLC	5,790	123,408
Man Group PLC	67,224	244,439
Marks & Spencer Group PLC	56,544	295,741
National Grid PLC	125,123	1,261,327
Next PLC	6,422	246,026
Old Mutual PLC	199,168	387,648
Pearson PLC	29,049	524,838
Prudential PLC	354,305	3,568,765
Reckitt Benckiser Group PLC	22,043	1,171,874
Reed Elsevier PLC	43,477	354,998
Rexam PLC	370,103	2,126,190
Rio Tinto PLC	149,152	9,205,344
Rolls-Royce Holdings PLC†	66,864	694,658
Royal Bank of Scotland Group PLC†	626,851	246,964
Royal Dutch Shell PLC, Class A	196,208	6,577,118
Royal Dutch Shell PLC, Class B	249,253	8,413,916
RSA Insurance Group PLC	125,314	233,325
SABMiller PLC	35,568	1,288,702
Sage Group PLC	47,218	193,232
Schroders PLC	29,012	698,892
Scottish & Southern Energy PLC	58,099	1,226,057
Segro PLC	26,583	111,635
Serco Group PLC#	17,622	146,748
Severn Trent PLC	8,451	201,525
Smith & Nephew PLC	78,238	794,408
Smiths Group PLC	41,221	666,799
Standard Chartered PLC	84,468	1,919,637
Standard Life PLC	81,787	268,982
Tesco PLC	334,687	2,056,924
TUI Travel PLC#	16,623	41,394
Tullow Oil PLC	31,753	554,105
Unilever PLC	45,830	1,535,530
United Utilities Group PLC	24,296	236,638
Vedanta Resources PLC	4,260	97,228
Vodafone Group PLC	3,079,606	8,048,591
Weir Group PLC	7,500	234,729
Whitbread PLC	6,330	154,749
WM Morrison Supermarkets PLC	551,806	2,588,708
Xstrata PLC	74,084	1,297,611

		183,546,313

United States - 0.1%

Synthes, Inc.*	2,334	416,491

Total Common Stock
(cost $862,289,882)			821,354,403

EXCHANGE-TRADED FUNDS - 5.5%
United States - 5.5%

iShares MSCI Emerging Markets Index Fund#		228,320	9,753,830
Vanguard MSCI Emerging Markets ETF		917,140	40,308,303
Vanguard MSCI European ETF#		36,191	1,677,091

Total EXCHANGE-TRADED FUNDS
(cost $46,788,135)			51,739,224

PREFERRED STOCK - 0.8%
Germany - 0.8%

Bayerische Motoren Werke AG		30,246	1,637,136
Henkel AG & Co. KGaA		62,252	3,680,288
Porsche Automobil Holding SE		5,470	370,371
ProSiebenSat.1 Media AG		2,350	46,923
RWE AG		27,103	916,299
Volkswagen AG		7,318	1,218,903

Total Preferred Stock
(cost $8,577,522)			7,869,920

RIGHTS† - 0.0%
Spain - 0.0%

Abertis Infraestructuras SA# Expires 09/05/11 (cost $27,461)		33,700	26,625

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas PLC Company Guar. Bonds 4.19% due 12/14/22	GBP	5,000	14,984
National Grid Gas PLC Company Guar. Bonds 7.00% due 12/16/24	GBP	5,000	9,959

Total Foreign Corporate Bonds & Notes
(cost $15,394)			24,943

Total Long-Term Investment Securities
(cost $917,698,394)			881,015,115

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Collective Investment Pool - 10.6%

Navigator Securities Lending Prime Portfolio(1)(2)		98,740,601	98,740,601

Time Deposits - 5.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11		$46,939,000	46,939,000

U.S. Government Treasuries - 0.4%

United States Treasury Bills
0.00% due 09/22/11@		450,000	450,000
0.03% due 09/08/11@		200,000	199,999
0.04% due 09/22/11@		2,750,000	2,749,944

			3,399,943

Total Short-Term Investment Securities
(cost $149,079,544)			149,079,544

TOTAL INVESTMENTS -
(cost $1,066,777,938)(3)		110.1%	1,030,094,659
Liabilities in excess of other assets		(10.1)	(94,404,119)

NET ASSETS		100.0%	$935,690,540

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $695,849 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2011, the Fund had loaned securities with a total value of $94,523,435. This was secured by collateral of $98,740,601, which was received in cash and subsequently invested in short-term investments currently valued at $98,740,601 as reported in the portfolio of investments. The remaining collateral of $132,740 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.38% to 3.50%	12/31/11 to 11/15/20

(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2011, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Yamaichi Securities Co., Ltd. ADR
Common Stock	08/04/93	6,000	$478,650	$ 0	$ 0.00	0.00%

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Consists of more than one type of securities traded together as a unit.

(8)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
ADR-	American Depository Receipt
CDI-	Chess Depository Interest.
CVA-	Certification Van Aandelen (Dutch Cert.)
FDR-	Fiduciary Depository Receipt
GBP-	British Pound
PPS-	Price Protected Shares
RSP-	Risparmio Savings Shares
SDR-	Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2011	Appreciation (Depreciation)

318	Long	E-Mini MSCI EAFE	September 2011	$24,111,793	$24,164,820	$ 53,027
316	Long	Nikkei 225 Index	September 2011	15,364,888	14,267,400	(1,097,488)

						$(1,044,461)

Industry Allocation*
Collective Investment Pool	10.6%
Banks-Commercial	7.0
Medical-Drugs	5.9
Exchange-Traded Funds	5.5
Oil Companies-Integrated	5.2
Time Deposits	5.0
Diversified Banking Institutions	4.5
Auto-Cars/Light Trucks	3.6
Electric-Integrated	3.3
Telephone-Integrated	3.2
Diversified Minerals	2.9
Chemicals-Diversified	2.7
Food-Misc.	2.7
Insurance-Multi-line	2.0
Tobacco	1.5
Food-Retail	1.5
Brewery	1.4
Metal-Diversified	1.4
Insurance-Life/Health	1.3
Cellular Telecom	1.2
Real Estate Investment Trusts	1.1
Real Estate Operations & Development	1.1
Import/Export	0.9
Auto/Truck Parts & Equipment-	0.9
Diversified Operations	0.8
Medical Products	0.8
Oil Companies-Exploration &	0.8
Diversified Manufacturing Operations	0.7
Enterprise Software/Service	0.7
Insurance-Property/Casualty	0.7
Machinery-Construction & Mining	0.7
Building & Construction-Misc.	0.6
Office Automation & Equipment	0.6
Transport-Marine	0.6
Retail-Misc./Diversified	0.6
Oil-Field Services	0.6
Gas-Distribution	0.5
Soap & Cleaning Preparation	0.5
Industrial Gases	0.5
Telecom Services	0.5
Apparel Manufacturers	0.5
Audio/Video Products	0.5
Steel-Producers	0.5
Transport-Rail	0.5
Electronic Components-Misc.	0.4
Aerospace/Defense	0.4
Photo Equipment & Supplies	0.4
Industrial Automated/Robotic	0.4
Diversified Operations/Commercial	0.4
Athletic Footwear	0.4
Cable/Satellite TV	0.4
Food-Confectionery	0.4
Investment Companies	0.4
U.S. Government Treasuries	0.4
Chemicals-Specialty	0.4
Transport-Truck	0.4
Medical-Generic Drugs	0.4
Finance-Other Services	0.4
Retail-Major Department Stores	0.4
Commercial Services	0.4
Building Products-Cement	0.4
Engineering/R&D Services	0.3
Casino Hotels	0.3
Gold Mining	0.3
Electric Products-Misc.	0.3
Finance-Investment Banker/Broker	0.3
Paper & Related Products	0.3
Metal-Copper	0.3
Oil Refining & Marketing	0.3
Building & Construction Products-Misc.	0.3
Toys	0.3
Hotels/Motels	0.3
Airlines	0.3
Retail-Jewelry	0.3
Cruise Lines	0.3
Public Thoroughfares	0.3
Semiconductor Equipment	0.3
Beverages-Wine/Spirits	0.3
Cosmetics & Toiletries	0.3
Agricultural Chemicals	0.3
Machinery-General Industrial	0.2
Retail-Apparel/Shoe	0.2
Wireless Equipment	0.2
Machinery-Electrical	0.2
Containers-Metal/Glass	0.2
E-Marketing/Info	0.2
Retail-Building Products	0.2
Building-Heavy Construction	0.2
Computers-Integrated Systems	0.2
Auto-Heavy Duty Trucks	0.2
Textile-Products	0.2
Electronic Components-Semiconductors	0.2
Gas-Transportation	0.2
Building Products-Doors & Windows	0.2
Television	0.2
Printing-Commercial	0.2
Finance-Leasing Companies	0.2
Insurance-Reinsurance	0.2
Investment Management/Advisor Services	0.2
Retail-Consumer Electronics	0.2
Rubber-Tires	0.2
Electric-Generation	0.2
Retail-Convenience Store	0.2
Real Estate Management/Services	0.2
Medical-Biomedical/Gene	0.2
Food-Catering	0.2
Wire & Cable Products	0.2
Building Products-Air & Heating	0.2
Filtration/Separation Products	0.2
Circuit Boards	0.2
Oil & Gas Drilling	0.2
Beverages-Non-alcoholic	0.2
Transport-Services	0.1
Metal Processors & Fabrication	0.1
Distribution/Wholesale	0.1
Power Converter/Supply Equipment	0.1
Shipbuilding	0.1
Aerospace/Defense-Equipment	0.1
Computer Services	0.1
Agricultural Operations	0.1
Transactional Software	0.1
Telecommunication Equipment	0.1
Food-Baking	0.1
Office Supplies & Forms	0.1
Medical Instruments	0.1
Mining	0.1
Containers-Paper/Plastic	0.1
Multimedia	0.1
Electric-Distribution	0.1
Optical Supplies	0.1
Metal-Iron	0.1
E-Commerce/Services	0.1
Machine Tools & Related Products	0.1
Publishing-Newspapers	0.1
Appliances	0.1
Dialysis Centers	0.1
Advertising Agencies	0.1
MRI/Medical Diagnostic Imaging	0.1

110.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$75,826,104	$—	$—	$75,826,104
France	70,582,114	—	—	70,582,114
Germany	62,625,881	—	—	62,625,881
Japan	178,024,428	—	0	178,024,428
Switzerland	64,731,230	—	—	64,731,230
United Kingdom	183,546,313	—	—	183,546,313
Other Countries*	186,018,333	—	0	186,018,333
Exchange Traded Funds	51,739,224	—	—	51,739,224
Preferred Stock	7,869,920	—	—	7,869,920
Rights	26,625	—	—	26,625
Foreign Corporate Bonds & Notes	—	24,943	—	24,943
Short-Term Investment Securities:
Collective Investment Pool	—	98,740,601	—	98,740,601
Time Deposits	—	46,939,000	—	46,939,000
U.S. Government Treasuries	—	3,399,943	—	3,399,943
Other Financial Instruments:+
Open Futures Contracts - Appreciation	53,027	—	—	53,027

Total	$881,043,199	$149,104,487	$0	$1,030,147,686

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$1,097,488	$—	$—	$1,097,488

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 8/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Principal Amount(4)		Value (Note 1)
CORPORATE BONDS & NOTES - 13.9%
Argentina - 0.2%

Banco de Galicia y Buenos Aires Senior Notes 8.75% due 05/04/18*		$310,000	$303,800

Australia - 0.2%

Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/14*		400,000	404,662

Bermuda - 0.3%

China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15		275,000	264,000
Qtel International Finance, Ltd. Company Guar. Notes 3.38% due 10/14/16		350,000	354,375

			618,375

Brazil - 0.8%

Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		430,000	414,950
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*		440,000	399,543
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		375,000	375,938
Hypermarcas SA Senior Sec. Notes 6.50% due 04/20/21*		270,000	262,170

			1,452,601

British Virgin Islands - 0.3%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		320,000	305,223
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*		375,000	372,375

			677,598

Cayman Islands - 1.7%

AES Andres Dominicana, Ltd./Itabo Dominicana, Ltd. Senior Sec. Notes 9.50% due 11/12/20*		265,000	278,913
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*		280,000	300,300
China Resources Land, Ltd. Senior Notes 4.63% due 05/19/16*		350,000	341,631
Country Garden Holdings Co. Senior Notes 11.13% due 02/23/18*		250,000	249,375
Country Garden Holdings Co. Company Guar. Notes 11.25% due 04/22/17*		300,000	302,250
Fufeng Group, Ltd. Company Guar. Notes 7.63% due 04/13/16*		220,000	202,400
Longfor Properties Co., Ltd. Company Guar. Notes 9.50% due 04/07/16*		390,000	378,300
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*		295,000	246,325
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20		100,000	83,500
MIE Holdings Corp. Senior Notes 9.75% due 05/12/16		301,000	287,455
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19		265,000	275,931
TAM Capital 3, Inc. Company Guar. Notes 8.38% due 06/03/21*		260,000	258,700

			3,205,080

Chile - 0.3%

Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*		540,000	508,066

Colombia - 0.2%

Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	752,000,000	455,895

Denmark - 0.3%

FIH Erhvervsbank A/S Government Guar. Notes 2.13% due 03/21/13	EUR	350,000	507,566

France - 0.3%

Dexia Credit Local SA Government Guar. Notes 2.38% due 09/23/11*		550,000	550,470

Germany - 0.2%

Rearden G Holdings Company Guar. Notes 7.88% due 03/30/20*		325,000	336,375

India - 0.1%

ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*		260,000	250,744

Ireland - 0.9%

Alfa Bank OJSC Via Alfa Bond Issuance PLC Senior Sec. Notes 7.88% due 09/25/17*		355,000	355,922
Irish Life & Permanent PLC Government Guar. Notes 3.13% due 04/22/13	EUR	217,000	257,060
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*		345,000	337,410
VEB-Leasing Via VEB Leasing Investment, Ltd. Senior Notes 5.13% due 05/27/16		230,000	228,275

Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*		650,000	638,625

			1,817,292

Italy - 0.5%

Banco Popolare SC Senior Notes 4.00% due 04/06/13	EUR	350,000	483,657
Telecom Italia SpA Notes 4.75% due 05/25/18	EUR	400,000	541,515

			1,025,172

Kazakhstan - 0.2%

KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		465,000	482,438

Luxembourg - 0.3%

Evraz Group SA Senior Notes 6.75% due 04/27/18*		350,000	334,589
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*		280,000	278,295

			612,884

Mexico - 0.6%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		275,000	277,406
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		270,000	282,825
Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*		310,000	305,350
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*		245,000	264,600

			1,130,181

Netherlands - 0.8%

Allianz Finance II BV FRS Company Guar. Notes 5.75% due 07/08/41	EUR	200,000	244,004
Marfrig Holding Europe BV Company Guar. Notes 8.38% due 05/09/18*		300,000	252,000
MDC-GMTN B.V. Company Guar. Notes 3.75% due 04/20/16*		300,000	312,011
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	752,135

			1,560,150

New Zealand - 0.8%

ANZ National (International), Ltd. Government Guar. Notes 3.25% due 04/02/12*		700,000	710,415
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	861,288

			1,571,703

Peru - 0.1%

Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*		300,000	291,000

Portugal - 0.2%

BANIF - Banco Internacional do Funchal SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	472,237

Russia - 0.2%

Severstal JSC via Steel Capital SA Notes 6.25% due 07/26/16*		360,000	355,336

South Africa - 0.3%

Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/21*		280,000	300,440
Transnet SOC, Ltd. Senior Notes 4.50% due 02/10/16*		300,000	313,269

			613,709

Spain - 0.4%

BBVA Senior Finance SAU Bank Guar. Notes 2.75% due 09/10/12	EUR	300,000	424,174
CEAMI Guaranteed Bonds I Government Guar. Notes 3.13% due 06/22/12	EUR	200,000	286,742

			710,916

SupraNational - 0.3%

European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	609,076

Sweden - 0.1%

Skandinaviska Enskilda Banken AB Senior Notes 3.75% due 05/19/16	EUR	150,000	214,464

Thailand - 0.2%

Bangkok Bank PCL Senior Notes 4.80% due 10/18/20		300,000	294,129

Turkey - 0.2%

Finansbank AS Senior Notes 5.50% due 05/11/16*		350,000	328,563

United Kingdom - 1.1%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*		750,000	721,297
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*		300,000	304,664
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*		365,000	348,575
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21		200,000	191,000

Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 01/15/21	GBP	350,000	561,053

			2,126,589

United States - 1.4%

American Express Credit Corp. Senior Notes 1.65% due 11/01/11	JPY	50,000,000	653,432
American Honda Finance Corp. Senior Notes 3.88% due 09/16/14	EUR	200,000	299,710
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16		500,000	433,492
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16		112,000	113,550
Google, Inc. Senior Notes 3.63% due 05/19/21		350,000	370,707
International Business Machines Corp. Senior Notes 1.95% due 07/22/16		380,000	385,623
Walt Disney Co. Senior Notes 2.75% due 08/16/21		400,000	394,506

			2,651,020

Venezuela - 0.4%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27		300,000	147,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17		830,000	593,450

			740,450

Total Corporate Bonds & Notes (cost $26,623,542)			26,878,541

GOVERNMENT AGENCIES - 65.2%
Argentina - 1.6%

Republic of Argentina Notes 2.50% due 12/31/38(1)		1,372,134	559,144
Republic of Argentina Senior Bonds 7.00% due 10/03/15		770,000	752,675
Republic of Argentina Senior Bonds 7.00% due 04/17/17		800,000	724,000
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,322,547	1,084,489

			3,120,308

Australia - 0.4%

New South Wales Treasury Corp.
Local Government Guar. 6.00% due 04/01/16	AUD	600,000	678,890

Austria - 0.2%

Republic of Austria Senior Notes 3.50% due 09/15/21*	EUR	300,000	455,924

Belgium - 0.8%

Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,396,766
Kingdom of Belgium Bonds 4.25% due 03/28/41	EUR	100,000	135,815

			1,532,581

Bermuda - 0.1%

Government of Bermuda Senior Notes 5.60% due 07/20/20*		155,000	173,988

Brazil - 2.0%

Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		1,440,000	1,594,800
Federal Republic of Brazil Notes 5.88% due 01/15/19		620,000	731,600
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		300,000	398,250
Federal Republic of Brazil Notes 8.75% due 02/04/25		794,000	1,161,225

			3,885,875

Byelorussian SSR - 0.4%

Republic of Belarus Bonds 8.75% due 08/03/15		470,000	397,150
Republic of Belarus Senior Notes 8.95% due 01/26/18		480,000	400,800

			797,950

Canada - 1.2%

Government of Canada Notes 1.50% due 03/01/12	CAD	700,000	716,676
Government of Canada Bonds 1.75% due 03/01/13	CAD	900,000	928,766
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	681,635

			2,327,077

Chile - 0.4%

Republic of Chile Bonds 5.50% due 08/05/20	CLP	343,000,000	800,432

Colombia - 1.0%

Republic of Colombia Bonds 4.38% due 07/12/21		420,000	443,100
Republic of Colombia Senior Bonds 7.38% due 09/18/37		840,000	1,131,900

Republic of Colombia Senior Bonds 8.13% due 05/21/24		260,000	358,800

			1,933,800

Croatia - 0.6%

Republic of Croatia Notes 6.38% due 03/24/21		380,000	372,875
Republic of Croatia Notes 6.63% due 07/14/20		370,000	371,850
Republic of Croatia Notes 6.75% due 11/05/19		360,000	365,850

			1,110,575

Dominican Republic - 1.2%

Dominican Republic Senior Notes 7.50% due 05/06/21*		1,019,000	1,042,437
Dominican Republic Bonds 7.50% due 05/06/21		1,200,000	1,227,600

			2,270,037

El Salvador - 0.1%

Republic of El Salvador Senior Bonds 8.25% due 04/10/32		200,000	224,000

Finland - 1.2%

Government of Finland Senior Notes 3.13% due 09/15/14	EUR	600,000	908,960
Government of Finland Senior Bonds 3.38% due 04/15/20	EUR	560,000	856,166
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	320,000	519,623

			2,284,749

France - 2.5%

Government of France Bonds 2.50% due 07/25/16	EUR	1,790,000	2,645,597
Government of France Bonds 3.25% due 04/25/16	EUR	450,000	687,363
Government of France Bonds 3.25% due 10/25/21	EUR	650,000	963,166
Government of France Bonds 4.00% due 04/25/60	EUR	350,000	526,104
Government of France Bonds 5.50% due 04/25/29	EUR	347	625

			4,822,855

Germany - 2.4%

Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	150,000	232,950
Federal Republic of Germany Bonds 3.25% due 07/04/21	EUR	780,000	1,226,389
Federal Republic of Germany Bonds 3.25% due 07/04/42	EUR	300,000	445,128
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	1,001,879
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	100,000	173,831
Federal Republic of Germany Bonds 4.75% due 07/04/28	EUR	900,000	1,600,808

			4,680,985

Hungary - 1.3%

Republic of Hungary Senior Bonds 6.38% due 03/29/21		670,000	693,450
Republic of Hungary Bonds 7.63% due 03/29/41		1,628,000	1,713,470

			2,406,920

Indonesia - 2.6%

Republic of Indonesia Bonds 4.88% due 05/05/21		720,000	765,900
Republic of Indonesia Senior Bonds 5.88% due 03/13/20		550,000	633,875
Republic of Indonesia Bonds 6.63% due 02/17/37		640,000	764,800
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		1,130,000	1,344,700
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	958,100
Republic of Indonesia Senior Notes 11.63% due 03/04/19		390,000	585,975

			5,053,350

Ivory Coast - 0.2%

Republic of Ivory Coast Senior Bonds 2.50% due 12/31/32(2)		560,000	292,600

Japan - 19.2%

Government of Japan Senior Bonds 0.20% due 06/15/12	JPY	95,000,000	1,241,259
Government of Japan Senior Bonds
0.40% due 06/20/15	JPY	32,400,000	425,573
Government of Japan Senior Bonds 0.40% due 09/20/15	JPY	80,000,000	1,050,333
Government of Japan Senior Bonds 0.50% due 12/20/14	JPY	219,000,000	2,887,431

Government of Japan Senior Bonds 0.80% due 03/20/13	JPY	360,000,000	4,749,137
Government of Japan Senior Bonds 1.00% due 09/20/20	JPY	185,000,000	2,441,353
Government of Japan Senior Bonds 1.30% due 12/20/19	JPY	190,000,000	2,585,878
Government of Japan Senior Bonds 1.40% due 09/20/13	JPY	120,000,000	1,607,671
Government of Japan Senior Bonds 1.40% due 12/20/14	JPY	34,000,000	461,077
Government of Japan Senior Bonds 1.40% due 12/20/15	JPY	42,850,000	586,061
Government of Japan Senior Bonds 1.50% due 09/20/18	JPY	190,000,000	2,634,856
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	266,000,000	3,712,310
Government of Japan Senior Bonds 1.70% due 09/20/17	JPY	228,000,000	3,195,177
Government of Japan Bonds 1.70% due 03/20/18	JPY	30,000,000	421,072
Government of Japan Senior Bonds 2.00% due 03/20/25	JPY	134,700,000	1,882,278
Government of Japan Senior Bonds 2.00% due 09/20/40	JPY	286,000,000	3,714,941
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	160,000,000	2,229,882
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	85,000,000	1,166,365

			36,992,654

Latvia - 0.1%

Republic of Latvia Bonds 5.25% due 06/16/21*		280,000	277,128

Lithuania - 0.6%

Republic of Lithuania Notes 6.13% due 03/09/21		350,000	374,938
Republic of Lithuania Notes 7.38% due 02/11/20		660,000	765,600

			1,140,538

Malaysia - 0.3%

Federation of Malaysia Senior Bonds
3.21% due 05/31/13	MYR	1,500,000	503,940

Mexico - 3.1%

United Mexican States Senior Notes 5.13% due 01/15/20		634,000	711,665
United Mexican States Senior Notes 6.05% due 01/11/40		650,000	745,225
United Mexican States Bonds 7.00% due 06/19/14	MXN	151,300	1,300,229
United Mexican States Bonds 7.25% due 12/15/16	MXN	70,000	624,692
United Mexican States Senior Notes 7.50% due 04/08/33		440,000	594,000
United Mexican States Bonds 8.00% due 12/17/15	MXN	84,500	765,256
United Mexican States Bonds 8.00% due 06/11/20	MXN	37,000	342,659
United Mexican States Senior Bonds 8.30% due 08/15/31		610,000	875,350

			5,959,076

Netherlands - 1.0%

Government of Netherlands Bonds 3.25% due 07/15/21	EUR	750,000	1,138,053
Government of Netherlands Bonds 4.00% due 07/15/19	EUR	510,000	820,229

			1,958,282

Norway - 0.4%

Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	3,700,000	741,437

Panama - 0.8%

Republic of Panama Bonds 5.20% due 01/30/20		770,000	868,175
Republic of Panama Bonds 6.70% due 01/26/36		500,000	618,750

			1,486,925

Peru - 0.9%

Republic of Peru Senior Bonds 5.63% due 11/18/50		250,000	260,625
Republic of Peru Senior Bonds 6.55% due 03/14/37		176,000	215,160
Republic of Peru Senior Bonds 7.35% due 07/21/25		591,000	771,255
Republic of Peru Senior Bonds 8.75% due 11/21/33		280,000	415,800

			1,662,840

Philippines - 3.6%

Republic of the Philippines Bonds 4.00% due 01/15/21		760,000	774,250

Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	19,000,000	437,556
Republic of the Philippines Senior Bonds 6.38% due 10/23/34		640,000	756,800
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		1,265,000	1,516,419
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		290,000	387,150
Republic of the Philippines Bonds 8.38% due 06/17/19		1,400,000	1,841,000
Republic of the Philippines Senior Notes 9.50% due 02/02/30		340,000	521,900
Republic of the Philippines Bonds 9.88% due 01/15/19		270,000	375,975
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		230,000	364,550

			6,975,600

Poland - 1.7%

Government of Poland Bonds 5.13% due 04/21/21		2,020,000	2,100,800
Government of Poland Bonds 5.25% due 10/25/20	PLN	1,900,000	646,647
Government of Poland Bonds 6.25% due 10/24/15	PLN	1,500,000	547,542

			3,294,989

Qatar - 0.6%

State of Qatar Bonds 5.25% due 01/20/20		640,000	718,400
State of Qatar Bonds 6.55% due 04/09/19		400,000	486,000

			1,204,400

Russia - 2.5%

Russian Federation Senior Bonds 5.00% due 04/29/20*		600,000	637,500
Russian Federation Senior Bonds 7.50% due 03/31/30(1)		1,215,325	1,453,893
Russian Federation Bonds 7.85% due 03/10/18*	RUB	15,000,000	543,424
Russian Federation Bonds 7.85% due 03/10/18	RUB	15,000,000	545,502
Russian Federation
Notes 12.75% due 06/24/28		970,000	1,719,325

			4,899,644

Singapore - 0.7%

Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	870,000	786,206
Republic of Singapore Senior Bonds 3.25% due 09/01/20	SGD	660,000	626,586

			1,412,792

South Africa - 0.1%

Republic of South Africa Bonds 6.25% due 03/08/41		235,000	276,125

Spain - 1.7%

Kingdom of Spain Government Guar. Notes 3.00% due 11/19/14	EUR	350,000	482,453
Kingdom of Spain Bonds 3.40% due 04/30/14	EUR	350,000	497,220
Kingdom of Spain Bonds 3.63% due 06/17/13		250,000	252,119
Kingdom of Spain Senior Bonds 4.60% due 07/30/19	EUR	350,000	495,200
Kingdom of Spain Senior Bonds 4.70% due 07/30/41	EUR	300,000	355,749
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	800,000	1,187,009

			3,269,750

Sri Lanka - 0.6%

Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		700,000	712,250
Republic of Sri Lanka Bonds 6.25% due 07/27/21*		524,000	523,932

			1,236,182

SupraNational - 1.4%

EFSF Government Guar. Notes 2.75% due 07/18/16	EUR	318,000	469,167
European Union Government Guar. Bonds 2.50% due 12/04/15	EUR	400,000	586,396
European Union Notes 2.75% due 06/03/16	EUR	400,000	590,304
European Union Senior Notes 3.25% due 04/04/18	EUR	355,000	532,380
European Union
Notes 3.50% due 06/04/21	EUR	400,000	599,471

			2,777,718

Sweden - 0.3%

Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	3,300,000	543,008

Switzerland - 0.3%
Swiss Confederation Bonds 2.00% due 10/12/16	CHF	420,000	557,823

Turkey - 3.4%

Republic of Turkey Bonds zero coupon due 02/20/13	TRY	600,000	311,927
Republic of Turkey Bonds 6.00% due 01/14/41		360,000	358,200
Republic of Turkey Senior Notes 6.75% due 04/03/18		980,000	1,122,590
Republic of Turkey Senior Notes 6.88% due 03/17/36		1,015,000	1,134,262
Republic of Turkey Senior Bonds 7.00% due 09/26/16		530,000	605,790
Republic of Turkey Senior Notes 7.00% due 06/05/20		230,000	266,800
Republic of Turkey Notes 7.25% due 03/15/15		330,000	373,725
Republic of Turkey Senior Notes 7.38% due 02/05/25		570,000	681,150
Republic of Turkey Senior Notes 7.50% due 11/07/19		310,000	370,450
Republic of Turkey Senior Notes 8.00% due 02/14/34		387,000	485,685
Republic of Turkey Bonds 11.88% due 01/15/30		440,000	751,300

			6,461,879

Ukraine - 0.4%

Financing of Infrastrucural Projects State Enterprise Govt. Guar. Bonds 7.40% due 04/20/18		810,000	797,850

Uruguay - 0.4%

Republic of Uruguay Bonds 8.00% due 11/18/22		510,000	674,475

Venezuela - 0.9%

Republic of Venezuela Senior Bonds 8.50% due 10/08/14		675,000	609,188
Republic of Venezuela Bonds 9.00% due 05/07/23		470,000	323,125
Republic of Venezuela Bonds 12.75% due 08/23/22		1,010,000	875,165

			1,807,478

Total Government Agencies
(cost $114,789,141)			125,765,429

GOVERNMENT TREASURIES - 17.4%
Italy - 2.7%

Republic of Italy Bonds 2.00% due 06/01/13	EUR	350,000	490,629
Republic of Italy Bonds 4.25% due 09/01/19	EUR	1,200,000	1,675,879
Republic of Italy Bonds 4.50% due 02/01/18	EUR	230,000	329,275
Republic of Italy Senior Bonds 5.00% due 03/01/25	EUR	275,000	372,837
Republic of Italy Bonds 5.00% due 09/01/40	EUR	1,200,000	1,465,231
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	970,843

			5,304,694

United Kingdom - 3.0%

United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	550,000	977,633
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/16	GBP	370,000	672,413
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	1,175,000	2,049,287
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/40	GBP	450,000	781,400
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/13	GBP	750,000	1,289,537

			5,770,270

United States - 11.7%

United States Treasury Bonds 4.38% due 11/15/39		165,000	188,899
4.38% due 05/15/41		300,000	343,827
4.75% due 02/15/41		1,000,000	1,216,250
5.38% due 02/15/31		700,000	923,234
5.50% due 08/15/28		1,250,000	1,657,813
6.00% due 02/15/26		600,000	824,813
United States Treasury Notes 0.50% due 05/31/13		2,000,000	2,010,860
0.63% due 01/31/13		1,800,000	1,811,601
0.75% due 06/15/14		1,200,000	1,215,374
1.13% due 12/15/12		400,000	404,938
1.25% due 09/30/15		2,020,000	2,069,080
1.38% due 05/15/12		800,000	807,187
1.38% due 11/30/15		500,000	514,102
1.75% due 04/15/13		500,000	512,675
2.13% due 12/31/15		700,000	741,945
2.38% due 08/31/14		1,650,000	1,750,031
2.38% due 09/30/14		700,000	743,149
2.38% due 03/31/16		88,000	94,208
2.38% due 06/30/18		750,000	792,656
2.75% due 12/31/17		300,000	325,406
3.00% due 08/31/16		208,000	228,784
3.13% due 05/15/21		2,350,000	2,545,356

4.50% due 11/15/15	700,000	810,414

		22,532,602

Total Government Treasuries
(cost $32,411,169)		33,607,566

Total Long-Term Investment Securities
(cost $173,823,852)		186,251,536

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Time Deposits - 2.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11 (cost $4,847,000)	4,847,000	4,847,000

TOTAL INVESTMENTS
(cost $178,670,852)(3)	99.0%	191,098,536
Other assets less liabilities	1.0	1,923,328

NET ASSETS	100.0%	$193,021,864

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $20,561,191 representing 10.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Bond in default
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation	Gross Unrealized Depreciation

State Street Bank London	AUD	600,000	USD	627,936	10/14/2011	$—	$ (10,045)
	GBP	720,000	USD	1,159,538	10/14/2011	—	(18,659)
	USD	656,640	AUD	600,000	10/14/2011	—	(8,692)

						—	(37,396)

UBS AG London	JPY	131,000,000	USD	1,651,955	10/14/2011	34,936	—
	USD	1,676,502	JPY	131,000,000	10/14/2011	—	(59,483)

						34,936	(59,483)

						$34,936	$ (96,879)

Currency Legend

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysia Ringgit

NOK - Norwegian Krone

PHP - Phillipine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

USD - United States Dollar

Industry Allocation*
Sovereign	68.5%
United States Treasury Notes	9.0
Banks-Commercial	3.8
United States Treasury Bonds	2.7
Time Deposits	2.5
Sovereign Agency	2.3
Real Estate Operations & Development	0.7
Steel-Producers	0.6
Oil Companies-Exploration & Production	0.6
Telephone-Integrated	0.5
Transport-Services	0.5
Building & Construction Products-Misc.	0.4
Building Products-Cement	0.4
Oil Companies-Integrated	0.4
Electric-Generation	0.4
Municipal Bonds	0.4
Regional Authority	0.4
Finance-Credit Card	0.3
Cellular Telecom	0.3
SupraNational Banks	0.3
Telecom Services	0.3
Banks-Special Purpose	0.3
Metal-Diversified	0.3
Investment Companies	0.3
Multimedia	0.2
Import/Export	0.2
Computer Services	0.2
Web Portals/ISP	0.2
Banks-Mortgage	0.2
Diversified Operations	0.2
Building-Heavy Construction	0.2
Petrochemicals	0.2
Finance-Auto Loans	0.2
Medical-Drugs	0.2
Gold Mining	0.1
Airlines	0.1
Diversified Financial Services	0.1
Special Purpose Entities	0.1
Insurance-Multi-line	0.1
Finance-Leasing Companies	0.1
Chemicals-Diversified	0.1
Banks-Super Regional	0.1

99.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$26,878,541	$—	$26,878,541
Government Agencies	—	125,765,429	—	125,765,429
Government Treasuries	—	33,607,566	—	33,607,566
Short-Term Investment Securities:
Time Deposits	—	4,847,000	—	4,847,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	34,936	—	34,936

Total	$—	$191,133,472	$—	$191,133,472

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$96,879	$—	$96,879

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.0%
Australia - 4.3%

BHP Billiton, Ltd.	160,316	$6,810,239
Brambles, Ltd.	214,857	1,545,689
Cochlear, Ltd.#	14,374	1,163,445
Commonwealth Bank of Australia#	43,660	2,250,446
CSL, Ltd.	33,946	1,020,379
Iluka Resources, Ltd.	52,310	915,917
QBE Insurance Group, Ltd.#	159,288	2,404,226
Wesfarmers, Ltd.#	58,670	1,928,496
Westpac Banking Corp.#	95,640	2,106,029
WorleyParsons, Ltd.	71,748	2,086,106

		22,230,972

Austria - 0.1%

Erste Group Bank AG	16,875	614,508

Belgium - 1.0%

Anheuser-Busch InBev NV	78,297	4,324,614
Umicore SA	22,210	1,074,869

		5,399,483

Bermuda - 1.4%

Esprit Holdings, Ltd.	196,700	552,013
Li & Fung, Ltd.#	2,090,800	3,764,909
Seadrill, Ltd.#	74,650	2,420,028
VimpelCom, Ltd. ADR	42,983	491,296

		7,228,246

Brazil - 0.5%

Banco do Brasil SA#	112,300	1,884,953
BM&FBovespa SA	126,000	738,476

		2,623,429

Canada - 2.5%

Agrium, Inc.	14,043	1,204,259
Canadian National Railway Co. (New York)	40,570	2,994,066
Canadian National Railway Co. (Toronto)	44,934	3,305,010
Canadian Natural Resources, Ltd.	30,013	1,133,954
Cenovus Energy, Inc.	37,975	1,372,730
Fairfax Financial Holdings, Ltd.	2,981	1,202,080
Suncor Energy, Inc.#	60,766	1,947,143

		13,159,242

Cayman Islands - 1.0%

Baidu, Inc. ADR#†	23,980	3,495,805
Focus Media Holding, Ltd. ADR†	21,680	679,885
Wynn Macau, Ltd.#	335,476	1,075,043

		5,250,733

China - 0.8%

Industrial & Commercial Bank of China, Ltd.#	6,313,615	4,143,744

Czech Republic - 0.2%

Komercni Banka AS	3,963	833,071

Denmark - 1.1%

Christian Hansen Holding A/S	32,670	745,249
Novo Nordisk A/S, Class B	45,594	4,866,232

		5,611,481

Finland - 0.1%

Kone Oyj, Class B	13,520	800,942

France - 10.5%

Air Liquide SA	43,586	5,667,577
BNP Paribas SA	62,076	3,198,608
Cap Gemini SA	30,286	1,229,258
Cie Generale d’Optique Essilor International SA	22,210	1,703,072
Cie Generale des Etablissements Michelin, Class B	12,402	908,412
Danone	111,298	7,604,677
Dassault Systemes SA	8,875	720,315
Eutelsat Communications SA	59,445	2,647,177
L’Oreal SA	5,398	587,693
Lafarge SA	16,887	704,579
Legrand SA	44,226	1,756,306
LVMH Moet Hennessy Louis Vuitton SA	38,128	6,460,228
Pernod-Ricard SA	36,705	3,295,423
Publicis Groupe SA#	27,633	1,299,410
Safran SA	111,990	4,347,613
Sanofi	30,840	2,244,324
Schneider Electric SA	39,155	5,236,521
Technip SA	28,210	2,753,990
Total SA	17,810	869,731
Zodiac SA	21,690	1,747,324

		54,982,238

Germany - 7.5%

Adidas AG	51,372	3,577,995
Allianz SE	15,650	1,612,579
BASF SE	18,970	1,353,528
Bayer AG	47,409	3,057,147
Bayerische Motoren Werke AG	43,167	3,494,232
Beiersdorf AG	40,719	2,394,406
Deutsche Boerse AG†	23,901	1,385,541
Fresenius Medical Care AG & Co. KGaA	55,641	3,786,206
Kabel Deutschland Holding AG†	58,388	3,266,909
Linde AG	34,563	5,292,667
Merck KGaA	17,029	1,527,418
SAP AG	105,457	5,756,585
Siemens AG	20,730	2,140,490
ThyssenKrupp AG	14,160	478,213

		39,123,916

Hong Kong - 1.3%

China Mobile, Ltd.	82,000	833,076
China Unicom Hong Kong, Ltd.#	582,000	1,233,391
China Unicom Hong Kong, Ltd. ADR#	112,962	2,389,146
CNOOC, Ltd.	363,000	743,171
Hutchison Whampoa, Ltd.	152,000	1,456,386

		6,655,170

India - 0.9%

HDFC Bank, Ltd. ADR#	24,100	803,976
ICICI Bank, Ltd. ADR#	54,070	2,128,195
Infosys, Ltd. ADR#	39,340	2,030,731

		4,962,902

Indonesia - 0.5%

Bank Mandiri Tbk PT	2,950,495	2,368,556

Ireland - 0.7%

Accenture PLC, Class A#	51,773	2,774,515
Anglo Irish Bank Corp., Ltd.†(1)	58,907	0
CRH PLC	46,500	830,290

		3,604,805

Israel - 0.4%

Teva Pharmaceutical Industries, Ltd. ADR	51,630	2,135,417

Italy - 1.6%

Pirelli & C SpA#	270,660	2,266,724
Saipem SpA	95,799	4,301,856
UniCredit SpA	1,165,710	1,578,257

		8,146,837

Japan - 12.9%

Canon, Inc.	110,300	5,178,641
Denso Corp.#	108,900	3,451,747
FANUC Corp.	36,000	5,933,394
Fast Retailing Co., Ltd.#	14,800	2,798,799
Honda Motor Co., Ltd.	46,400	1,499,198
Hoya Corp.#	89,600	1,962,377
Inpex Corp.	377	2,535,654
JGC Corp.	58,000	1,633,878
Keyence Corp.#	5,400	1,440,799
Komatsu, Ltd.#	96,200	2,544,143
Lawson, Inc.#	39,000	2,121,392
Mitsubishi Corp.	127,800	3,049,374
Mitsubishi UFJ Financial Group, Inc.#	370,700	1,665,415
Murata Manufacturing Co., Ltd.#	39,900	2,428,288
Nidec Corp.#	16,900	1,472,156
Nissan Motor Co., Ltd.#	369,300	3,361,657
Nitori Holdings Co., Ltd.#	21,200	2,170,667
Nomura Holdings, Inc.#	164,000	687,528
Olympus Corp.#	35,800	1,037,017
ORIX Corp.#	31,410	2,830,469
Rakuten, Inc.#	3,165	3,567,187
Shin-Etsu Chemical Co., Ltd.#	54,000	2,715,163
Softbank Corp.	44,000	1,452,109
Sumitomo Realty & Development Co., Ltd.#	61,000	1,281,024
Toyota Motor Corp.	51,575	1,841,531
Unicharm Corp.#	58,800	2,779,888
Yahoo Japan Corp.#	4,143	1,334,828
Yamada Denki Co., Ltd.#	34,630	2,528,166

		67,302,489

Jersey - 1.9%

Experian PLC	90,047	1,028,329
Informa PLC	195,940	1,124,057
Petrofac, Ltd.	54,806	1,216,173
Shire PLC	112,413	3,625,879
WPP PLC	285,627	2,985,960

		9,980,398

Luxembourg - 0.7%

Millicom International Cellular SA SDR	31,015	3,484,694

Mexico - 0.9%

America Movil SAB de CV, Series L ADR	74,446	1,902,840
Fomento Economico Mexicano SAB de CV ADR#	22,809	1,571,996
Grupo Televisa SA ADR#	46,450	1,023,758

		4,498,594

Netherlands - 3.5%

Akzo Nobel NV	40,595	2,066,675
ASML Holding NV	27,280	966,174
European Aeronautic Defence and Space Co., NV#	76,540	2,428,241
Heineken NV#	77,812	3,894,870
ING Groep NV CVA†	287,549	2,488,713
Koninklijke Ahold NV	106,304	1,238,444
Koninklijke KPN NV	16,518	233,959
Randstad Holding NV	47,655	1,639,874
Unilever NV CVA	53,750	1,819,499
Wolters Kluwer NV	41,487	785,179
X5 Retail Group NV GDR†	16,327	590,384

		18,152,012

Norway - 0.4%

Yara International ASA	35,140	1,937,720

Poland - 0.3%

Powszechna Kasa Oszczednosci Bank Polski SA	124,687	1,570,311

Portugal - 0.5%

Jeronimo Martins SGPS SA	147,370	2,752,063

Russia - 0.7%

Gazprom OAO ADR	117,692	1,465,266
Magnit OJSC GDR	14,713	350,169
Sberbank of Russia	717,470	2,080,663

		3,896,098

Singapore - 1.5%

DBS Group Holdings, Ltd.	130,000	1,430,291
Keppel Corp., Ltd.	504,500	3,895,915
Singapore Telecommunications, Ltd.#	249,950	645,474
United Overseas Bank, Ltd.	117,000	1,802,167

		7,773,847

South Africa - 0.3%

MTN Group, Ltd.	68,334	1,409,380

South Korea - 1.9%

Hyundai Mobis	5,880	1,857,393
Hyundai Motor Co.	13,483	2,565,543
NHN Corp†	11,103	2,164,713
Samsung Electronics Co., Ltd.	1,760	1,227,389
Samsung Electronics Co., Ltd. GDR (London)	5,153	1,808,703
Samsung Electronics Co., Ltd. GDR (OTC US)†*	619	217,269

		9,841,010

Spain - 1.4%

Amadeus IT Holding SA	73,105	1,460,764
Banco Bilbao Vizcaya Argentaria SA	171,876	1,564,852
Banco Santander SA	168,986	1,558,446
Grifols SA†	35,650	733,857
Inditex SA	20,060	1,708,801
Red Electrica Corp. SA	9,715	478,259

		7,504,979

Sweden - 2.5%

Alfa Laval AB	82,700	1,623,614
Atlas Copco AB, Class A	88,550	1,999,584
Hennes & Mauritz AB, Class B	31,060	967,824
Kinnevik Investment AB, Class B	33,919	724,754
Svenska Cellulosa AB, Class B	30,890	416,722
Swedbank AB, Class A	230,044	3,165,077
Telefonaktiebolaget LM Ericsson, Class B	239,848	2,706,162
Volvo AB, Class B	100,974	1,255,507

		12,859,244

Switzerland - 9.1%

ABB, Ltd.†	146,481	3,141,021
Cie Financiere Richemont SA, Class A	20,442	1,186,668
Givaudan SA†	1,343	1,298,253
Julius Baer Group, Ltd.†	102,537	4,211,671
Nestle SA	196,886	12,194,056
Novartis AG	119,466	6,966,194
Roche Holding AG	28,097	4,919,634
SGS SA	930	1,731,091
Sonova Holding AG†	8,173	697,776
Swatch Group AG, Class B	4,270	1,949,941
Swiss Re AG†	18,918	992,323
Syngenta AG†	15,253	4,854,991
UBS AG†	238,094	3,447,983

		47,591,602

Taiwan - 1.7%

Hon Hai Precision Industry Co., Ltd.	456,148	1,152,576
HTC Corp.	111,470	2,904,956
Taiwan Semiconductor Manufacturing Co., Ltd.	728,269	1,742,252
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	271,640	3,251,531

		9,051,315

Thailand - 0.2%

Kasikornbank PCL NVDR	206,900	880,205

Turkey - 0.3%

Akbank TAS	268,701	1,002,879
Turkiye Garanti Bankasi AS	189,848	693,074

		1,695,953

United Kingdom - 19.6%

Admiral Group PLC	77,385	1,714,700
Aggreko PLC	48,224	1,517,889
Antofagasta PLC	90,258	1,976,498
ARM Holdings PLC	255,500	2,364,093
Barclays PLC	516,834	1,432,553
BG Group PLC	353,418	7,641,731
British American Tobacco PLC	136,164	6,064,097
British Sky Broadcasting Group PLC	56,620	607,074
Burberry Group PLC	129,396	2,892,369
Capita Group PLC#	143,622	1,654,140
Carnival PLC	39,928	1,302,136
Centrica PLC	301,584	1,464,768
Compass Group PLC	712,456	6,372,480
Diageo PLC	163,182	3,284,678
GlaxoSmithKline PLC	36,590	778,392
Hays PLC	446,345	547,037
HSBC Holdings PLC (Hong Kong)#	241,340	2,083,016
HSBC Holdings PLC (London)	472,216	4,113,298
Imperial Tobacco Group PLC	76,062	2,521,287
International Power PLC	184,159	1,016,414
Kingfisher PLC	531,343	2,039,882
National Grid PLC	302,320	3,047,595
Next PLC	41,014	1,571,242
Reckitt Benckiser Group PLC	112,327	5,971,649
Reed Elsevier PLC	241,418	1,971,226
Rio Tinto PLC	109,650	6,767,365
Royal Dutch Shell PLC, Class A	63,186	2,118,067
Royal Dutch Shell PLC, Class B	181,800	6,136,937
Smith & Nephew PLC	130,834	1,328,455
Smiths Group PLC	78,080	1,263,037
Standard Chartered PLC	200,450	4,555,467
Tesco PLC	647,826	3,981,418
Unilever PLC	39,920	1,337,516
Vodafone Group PLC	1,084,111	2,833,338
Whitbread PLC	40,040	978,854
WM Morrison Supermarkets PLC	539,890	2,532,806
Xstrata PLC	153,130	2,682,135

		102,465,639

United States - 0.3%

MercadoLibre, Inc.#	8,870	597,661
Synthes, Inc.*	4,264	760,890

		1,358,551

Total Common Stock
(cost $475,572,087)		505,881,796

PREFERRED STOCK - 0.8%
Brazil - 0.6%

Banco Bradesco SA ADR	117,499	2,097,357
Petroleo Brasileiro SA ADR	36,537	973,711

		3,071,068

Germany - 0.2%

Volkswagen AG	6,936	1,155,276

Total Preferred Stock
(cost $4,204,633)		4,226,344

Total Long-Term Investment Securities
(cost $479,776,720)		510,108,140

SHORT-TERM INVESTMENT SECURITIES - 14.4%
Collective Investment Pool - 12.7%

Navigator Securities Lending Prime Portfolio(2)	66,583,897	66,583,897

Time Deposits - 1.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11	$8,715,000	8,715,000

Total Short-Term Investment Securities
(cost $75,298,897)		75,298,897

TOTAL INVESTMENTS
(cost $555,075,617)(3)	112.2%	585,407,037
Liabilities in excess of other assets	(12.2)	(63,568,044)

NET ASSETS -	100.0%	$521,838,993

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $978,159 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA -  Certification Van Aandelen (Dutch Cert.)

GDR -  Global Depository Receipt

NVDR - Non-Voting Depository Receipt

SDR - Swedish Depository Receipt

Industry Allocation*
Collective Investment Pool	12.7%
Banks-Commercial	7.6
Medical-Drugs	4.8
Food-Misc.	4.7
Diversified Banking Institutions	4.2
Oil Companies-Integrated	4.2
Auto-Cars/Light Trucks	3.0
Cellular Telecom	2.8
Diversified Operations	2.4
Food-Retail	2.2
Industrial Gases	2.1
Diversified Minerals	2.0
Chemicals-Diversified	1.8
Time Deposits	1.7
Tobacco	1.7
Oil-Field Services	1.5
Brewery	1.5
Agricultural Chemicals	1.5
Retail-Apparel/Shoe	1.4
Web Portals/ISP	1.4
Engineering/R&D Services	1.3
Metal-Diversified	1.3
Beverages-Wine/Spirits	1.2
Food-Catering	1.2
Transport-Rail	1.2
Computer Services	1.1
Soap & Cleaning Preparation	1.1
Industrial Automated/Robotic	1.1
Enterprise Software/Service	1.1
Wireless Equipment	1.1
Electronic Components-Misc.	1.1
Auto/Truck Parts & Equipment-Original	1.1
Oil Companies-Exploration & Production	1.0
Cosmetics & Toiletries	1.0
Insurance-Property/Casualty	1.0
Electronic Components-Semiconductors	1.0
Power Converter/Supply Equipment	1.0
Office Automation & Equipment	1.0
Semiconductor Components-Integrated Circuits	0.9
Machinery-Construction & Mining	0.9
Gas-Distribution	0.9
Electronics-Military	0.8
Aerospace/Defense-Equipment	0.8
Insurance-Multi-line	0.8
Medical Products	0.8
Cable/Satellite TV	0.7
Human Resources	0.7
Dialysis Centers	0.7
Distribution/Wholesale	0.7
Athletic Footwear	0.7
E-Commerce/Services	0.7
Rubber-Tires	0.7
Diversified Manufacturing Operations	0.6
Commercial Services	0.6
Electric Products-Misc.	0.6
Retail-Jewelry	0.6
Import/Export	0.6
Advertising Agencies	0.6
Apparel Manufacturers	0.5
Finance-Leasing Companies	0.5
Satellite Telecom	0.5
Retail-Consumer Electronics	0.5
Oil & Gas Drilling	0.5
Retail-Home Furnishings	0.4
Medical-Generic Drugs	0.4
Finance-Other Services	0.4
Retail-Convenience Store	0.4
Retail-Building Products	0.4
Metal-Copper	0.4
Publishing-Books	0.4
Retail-Misc./Diversified	0.4
Optical Supplies	0.3
Telephone-Integrated	0.3
Filtration/Separation Products	0.3
Beverages-Non-alcoholic	0.3
Diversified Operations/Commercial Services	0.3
Building Products-Cement	0.3
Transactional Software	0.3
Electronic Measurement Instruments	0.3
Advertising Services	0.3
Chemicals-Specialty	0.3
Cruise Lines	0.2
Real Estate Operations & Development	0.2
Telecom Services	0.2
Multimedia	0.2
Casino Hotels	0.2
Precious Metals	0.2
Photo Equipment & Supplies	0.2
Commercial Services-Finance	0.2
Broadcast Services/Program	0.2
Medical-Biomedical/Gene	0.2
Electric-Integrated	0.2
Insurance-Reinsurance	0.2
Retail-Restaurants	0.2
Semiconductor Equipment	0.2
Computer Aided Design	0.2
Publishing-Periodicals	0.2
Machinery-General Industrial	0.1
Investment Companies	0.1
Finance-Investment Banker/Broker	0.1
Advertising Sales	0.1
E-Commerce/Products	0.1
Electric-Transmission	0.1
Steel-Producers	0.1
Paper & Related Products	0.1

112.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$54,982,238	$—	$—	$54,982,238
Germany	39,123,916	—	—	39,123,916
Japan	67,302,489	—	—	67,302,489
Switzerland	47,591,602	—	—	47,591,602
United Kingdom	102,465,639	—	—	102,465,639
Other Countries*	194,415,912	—	—	194,415,912
Preferred Stock	4,226,344	—	—	4,226,344
Short-Term Investment Securities:
Collective Investment Pool	—	66,583,897	—	66,583,897
Time Deposits	—	8,715,000	—	8,715,000

Total	$510,108,140	$75,298,897	$—	$585,407,037

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 8/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.0%
Advertising Agencies - 1.8%

Omnicom Group, Inc.#	53,498	$2,169,344

Aerospace/Defense - 1.2%

Boeing Co.	22,391	1,497,062

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	16,509	1,225,793

Banks-Fiduciary - 2.1%

State Street Corp.	72,307	2,568,345

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.#	19,307	1,243,950

Beverages-Wine/Spirits - 1.6%

Diageo PLC	95,800	1,928,351

Commercial Services-Finance - 5.9%

Moody’s Corp.#	190,735	5,880,360
Visa, Inc., Class A	13,705	1,204,395

		7,084,755

Consumer Products-Misc. - 1.5%

Clorox Co.#	26,192	1,825,582

Cosmetics & Toiletries - 1.0%

Procter & Gamble Co.	19,062	1,213,868

Diversified Banking Institutions - 6.5%

Bank of America Corp.#	323,493	2,642,938
Goldman Sachs Group, Inc.#	16,572	1,925,998
JPMorgan Chase & Co.	88,879	3,338,295

		7,907,231

Diversified Manufacturing Operations - 1.8%

General Electric Co.#	132,206	2,156,280

E-Commerce/Products - 5.2%

Amazon.com, Inc.†	20,150	4,338,094
Blue Nile, Inc.†#	50,492	1,960,604

		6,298,698

E-Commerce/Services - 1.9%

Ancestry.com, Inc.†#	63,931	2,282,976

Enterprise Software/Service - 1.6%

Oracle Corp.	67,754	1,901,855

Finance-Credit Card - 1.7%

American Express Co.	41,191	2,047,605

Food-Misc. - 0.9%

McCormick & Co., Inc.#	21,976	1,050,233

Human Resources - 1.5%

Robert Half International, Inc.#	74,477	1,781,490

Industrial Gases - 1.7%

Air Products & Chemicals, Inc.	25,445	2,083,182

Insurance-Life/Health - 1.4%

Prudential Financial, Inc.	33,901	1,702,169

Investment Management/Advisor Services - 1.1%

T. Rowe Price Group, Inc.#	25,950	1,387,806

Medical Instruments - 1.4%

Medtronic, Inc.	46,629	1,635,279

Medical Products - 1.1%

Johnson & Johnson#	20,610	1,356,138

Medical-Biomedical/Gene - 2.9%

Amgen, Inc.	63,861	3,538,219

Medical-Drugs - 8.7%

Merck & Co., Inc.	114,585	3,795,055
Novartis AG ADR	41,178	2,407,266
Pfizer, Inc.	225,188	4,274,068

		10,476,389

Multimedia - 0.7%

FactSet Research Systems, Inc.#	9,893	869,595

Networking Products - 0.8%

Cisco Systems, Inc.	63,420	994,426

Office Supplies & Forms - 1.6%

Avery Dennison Corp.	68,229	1,986,146

Oil Companies-Exploration & Production - 4.8%

Apache Corp.#	23,421	2,414,002
Occidental Petroleum Corp.	24,136	2,093,557
Ultra Petroleum Corp.†#	39,987	1,339,565

		5,847,124

Oil Companies-Integrated - 6.0%

Chevron Corp.#	37,430	3,702,201
Exxon Mobil Corp.	47,990	3,553,180

		7,255,381

Oil-Field Services - 2.5%

Schlumberger, Ltd.#	37,944	2,964,185

Private Equity - 0.8%

Apollo Global Management LLC, Class A#	72,697	942,880

Racetracks - 1.1%

International Speedway Corp., Class A#	50,516	1,270,982

Retail-Building Products - 4.2%

Home Depot, Inc.#	116,721	3,896,147
Lowe’s Cos., Inc.	56,665	1,129,333

		5,025,480

Television - 5.2%

CBS Corp., Class B	251,913	6,310,421

Tobacco - 1.5%

Philip Morris International, Inc.	25,610	1,775,285

Toys - 1.3%

Nintendo Co., Ltd.	9,100	1,592,530

Transport-Services - 1.3%

United Parcel Service, Inc., Class B	23,767	1,601,658

Web Portals/ISP - 2.2%

Google, Inc., Class A†	5,009	2,709,669

Wireless Equipment - 5.5%

QUALCOMM, Inc.	128,074	6,590,688

Total Long-Term Investment Securities
(cost $100,656,831)		116,099,050

SHORT-TERM INVESTMENT SECURITIES - 15.6%
Collective Investment Pool - 11.8%
Navigator Securities Lending Prime Portfolio(1)(2)	14,240,892	14,240,892

Time Deposits - 3.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11	$4,548,000	4,548,000

Total Short-Term Investment Securities
(cost $18,788,892)		18,788,892

TOTAL INVESTMENTS (cost $119,445,723)(3)	111.6%	134,887,942
Liabilities in excess of other assets	(11.6)	(14,030,180)

NET ASSETS	100.0%	$120,857,762

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2011, the Fund had loaned securities with a total value of $13,989,200. This was secured by collateral of $14,240,892, which was received in cash and subsequently invested in short-term investments currently value at $14,240,892 as reported in the portfolio of investments. The remaining collateral of $32,343 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.30% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.27% to 0.71%	01/10/2013 to 02/15/41
Federal National Mtg. Assoc.	2.00%	10/21/25
United States Treasury Notes/Bonds	0.75% to 3.63%	01/31/12 to 02/15/21

(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$7,084,755	$—	$—	$7,084,755
Diversified Banking Instituitions	7,907,231	—	—	7,907,231
E-Commerce/Products	6,298,698	—	—	6,298,698
Medical-Drugs	10,476,389	—	—	10,476,389
Oil Companies-Integrated	7,255,381	—	—	7,255,381
Television	6,310,421	—	—	6,310,421
Wireless Equipment	6,590,688	—	—	6,590,688
Other Industries*	64,175,487	—	—	64,175,487
Short-Term Investment Securities:
Collective Investment Pool	—	14,240,892	—	14,240,892
Time Deposits	—	4,548,000	—	4,548,000

Total	$116,099,050	$18,788,892	$—	$134,887,942

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.8%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.#	126,600	$1,092,558

Aerospace/Defense - 0.5%

Boeing Co.	28,000	1,872,080

Aerospace/Defense-Equipment - 1.1%

BE Aerospace, Inc.†#	41,600	1,448,928
United Technologies Corp.	34,700	2,576,475

		4,025,403

Agricultural Chemicals - 2.6%

CF Industries Holdings, Inc.#	7,058	1,290,343
Monsanto Co.	69,575	4,795,805
Mosaic Co.	24,563	1,747,166
Potash Corp. of Saskatchewan, Inc.	26,400	1,530,672

		9,363,986

Airlines - 0.2%

Delta Air Lines, Inc.†#	71,200	536,136

Apparel Manufacturers - 1.0%

Coach, Inc.	39,055	2,195,672
Interpublic Group of Cos., Inc.	243,000	1,279,629

		3,475,301

Applications Software - 1.8%

Check Point Software Technologies, Ltd.†	24,941	1,357,788
Citrix Systems, Inc.†	22,571	1,363,966
Microsoft Corp.	39,200	1,042,720
Salesforce.com, Inc.†	20,271	2,609,891

		6,374,365

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.†#	21,776	1,554,589

Banks-Super Regional - 0.3%

Wells Fargo & Co.	36,700	957,870

Beverages-Non-alcoholic - 1.0%

Hansen Natural Corp.†	12,864	1,097,557
PepsiCo, Inc.#	39,452	2,541,892

		3,639,449

Cable/Satellite TV - 2.6%

Comcast Corp., Class A	195,272	4,200,301
DIRECTV, Class A†	118,604	5,215,018

		9,415,319

Casino Hotels - 1.2%

Las Vegas Sands Corp.†	93,866	4,371,340

Cellular Telecom - 0.8%

America Movil SAB de CV, Series L ADR	52,150	1,332,954
MetroPCS Communications, Inc.†#	143,224	1,598,380

		2,931,334

Coal - 0.3%

Consol Energy, Inc.	20,100	917,766

Commercial Services-Finance - 2.3%

Mastercard, Inc., Class A	8,838	2,913,977
Visa, Inc., Class A	61,069	5,366,744

		8,280,721

Computer Services - 2.4%

Accenture PLC, Class A	80,788	4,329,429
Cognizant Technology Solutions Corp., Class A†	65,243	4,139,668

		8,469,097

Computers - 8.0%

Apple, Inc.†	74,276	28,583,633

Computers-Memory Devices - 1.4%

EMC Corp.†	204,733	4,624,919
SanDisk Corp.†	12,599	461,753

		5,086,672

Cosmetics & Toiletries - 1.8%

Procter & Gamble Co.	98,631	6,280,822

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd.#	24,000	623,040

Diversified Banking Institutions - 1.5%

Citigroup, Inc.	24,870	772,213
Goldman Sachs Group, Inc.	13,500	1,568,970
JPMorgan Chase & Co.	81,776	3,071,507

		5,412,690

Diversified Manufacturing Operations - 2.4%

Danaher Corp.	118,104	5,410,344
Eaton Corp.	18,800	807,460
Ingersoll-Rand PLC#	71,310	2,389,598

		8,607,402

E-Commerce/Products - 3.1%

Amazon.com, Inc.†	44,164	9,508,068
MercadoLibre, Inc.#	22,669	1,527,437

		11,035,505

E-Commerce/Services - 1.4%

Netflix, Inc.†#	7,398	1,738,604
priceline.com, Inc.†	6,101	3,277,823

		5,016,427

Electric Products-Misc. - 0.6%

Emerson Electric Co.	42,200	1,964,410

Electronic Components-Semiconductors - 3.7%

Avago Technologies, Ltd.	40,046	1,325,923
Broadcom Corp., Class A†	81,264	2,897,062
Micron Technology, Inc.†#	157,200	929,052
Rovi Corp.†#	137,549	6,724,771
Xilinx, Inc.#	43,868	1,366,049

		13,242,857

Electronic Forms - 0.2%

Adobe Systems, Inc.†	28,700	724,388

Electronic Measurement Instruments - 1.2%

Agilent Technologies, Inc.†	120,942	4,459,132

Engineering/R&D Services - 1.4%

ABB, Ltd. ADR†	116,277	2,473,212
Foster Wheeler AG†#	105,788	2,597,095

		5,070,307

Engines-Internal Combustion - 1.1%

Cummins, Inc.	42,419	3,941,573

Enterprise Software/Service - 1.0%

Oracle Corp.	129,000	3,621,030

Entertainment Software - 0.3%

Activision Blizzard, Inc.	79,700	943,648

Finance-Credit Card - 0.5%
American Express Co.	33,600	1,670,256

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.#	81,200	1,001,196

Food-Retail - 0.5%

Kroger Co.#	75,549	1,779,934

Home Decoration Products - 0.2%

Newell Rubbermaid, Inc.#	53,500	740,440

Hotel/Motels - 0.7%

Starwood Hotels & Resorts Worldwide, Inc.#	59,678	2,659,252

Industrial Gases - 0.6%

Praxair, Inc.#	22,757	2,241,337

Instruments-Scientific - 0.3%

Waters Corp.†#	13,684	1,092,941

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	20,507	1,673,781

Investment Management/Advisor Services - 0.7%

BlackRock, Inc.	11,700	1,927,575
Franklin Resources, Inc.#	3,815	457,495

		2,385,070

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	27,400	2,493,400

Machinery-Farming - 0.3%

Deere & Co.	15,000	1,212,300

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†#	88,688	1,592,393

Medical Instruments - 0.4%

St. Jude Medical, Inc.	34,465	1,569,536

Medical Products - 0.7%

Baxter International, Inc.	24,019	1,344,584
Covidien PLC	21,000	1,095,780

		2,440,364

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	35,398	2,051,137
Amgen, Inc.	14,200	786,751
Celgene Corp.†	31,900	1,897,093
Gilead Sciences, Inc.†	111,639	4,452,722
Illumina, Inc.†#	38,024	1,981,050

		11,168,753

Medical-Drugs - 1.4%

Allergan, Inc.#	62,762	5,134,559

Medical-Generic Drugs - 0.3%

Mylan, Inc.†#	58,400	1,212,384

Medical-HMO - 2.1%

Aetna, Inc.	22,300	892,669
UnitedHealth Group, Inc.	136,151	6,469,895

		7,362,564

Medical-Hospitals - 0.3%

Universal Health Services, Inc., Class B#	28,000	1,164,800

Metal Processors & Fabrication - 1.4%

Precision Castparts Corp.#	31,583	5,174,875

Metal-Copper - 0.6%

Freeport-McMoRan Copper & Gold, Inc.	45,674	2,153,072

Metal-Diversified - 0.5%

Molycorp, Inc.†	32,806	1,854,195

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc.	7,300	604,805

Mining - 0.6%

Goldcorp, Inc.	40,016	2,077,631

Multimedia - 0.3%

Walt Disney Co.	35,000	1,192,100

Networking Products - 0.7%

Cisco Systems, Inc.	92,500	1,450,400
Polycom, Inc.†#	43,400	1,032,920

		2,483,320

Oil & Gas Drilling - 1.2%

Ensco PLC ADR	90,346	4,360,098

Oil Companies-Exploration & Production - 2.5%

Anadarko Petroleum Corp.	38,616	2,847,930
Apache Corp.#	8,200	845,174
EOG Resources, Inc.	16,833	1,558,567
Occidental Petroleum Corp.	28,240	2,449,538
SandRidge Energy, Inc.†#	97,800	717,852
Southwestern Energy Co.†	12,300	466,785

		8,885,846

Oil Companies-Integrated - 1.2%

ConocoPhillips#	26,300	1,790,241
Exxon Mobil Corp.	34,000	2,517,360

		4,307,601

Oil Field Machinery & Equipment - 2.2%

Cameron International Corp.†	55,029	2,859,307
National Oilwell Varco, Inc.	74,015	4,893,872

		7,753,179

Oil-Field Services - 2.8%

Halliburton Co.	95,657	4,244,301
Schlumberger, Ltd.	43,450	3,394,314
Weatherford International, Ltd.†	139,088	2,382,578

		10,021,193

Pharmacy Services - 1.8%

Express Scripts, Inc.†	84,944	3,987,271
Medco Health Solutions, Inc.†	42,571	2,304,794

		6,292,065

Retail-Apparel/Shoe - 1.0%

Guess?, Inc.	47,400	1,616,814
Lululemon Athletica, Inc.†#	35,600	1,948,388

		3,565,202

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	2,881	884,467

Retail-Discount - 1.2%

Dollar General Corp.†#	28,300	1,035,780
Dollar Tree, Inc.†	10,460	747,053
Target Corp.#	49,900	2,578,333

		4,361,166

Retail-Drug Store - 0.7%

CVS Caremark Corp.	66,605	2,391,786

Retail-Regional Department Stores - 0.5%

Kohl’s Corp.#	36,259	1,680,242

Retail-Restaurants - 1.7%

McDonald’s Corp.#	34,600	3,129,916
Starbucks Corp.#	72,133	2,785,776

		5,915,692

Semiconductor Components-Integrated Circuits - 0.5%

Atmel Corp.†	194,399	1,770,975

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	7,800	390,936

Tools-Hand Held - 0.3%

Stanley Black & Decker, Inc.#	15,900	985,482

Transport-Rail - 1.5%

Union Pacific Corp.	56,989	5,252,676

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	27,000	1,819,530

Transport-Truck - 0.4%

J.B. Hunt Transport Services, Inc.#	38,321	1,540,121

Vitamins & Nutrition Products - 0.5%

Mead Johnson Nutrition Co.	26,530	1,890,262

Web Portals/ISP - 5.3%

Baidu, Inc. ADR†	50,936	7,425,450
Google, Inc., Class A†	20,986	11,352,587

		18,778,037

Wireless Equipment - 3.0%

American Tower Corp., Class A†	55,332	2,980,181
QUALCOMM, Inc.	151,006	7,770,769

		10,750,950

X-Ray Equipment - 0.3%

Hologic, Inc.†	59,313	986,968

Total Long-Term Investment Securities
(cost $316,526,689)		342,610,582

SHORT-TERM INVESTMENT SECURITIES - 7.1%
Collective Investment Pool - 4.8%

Navigator Securities Lending Prime Portfolio(1)	17,274,474	17,274,474

Time Deposits - 2.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11	$8,025,000	8,025,000

Total Short-Term Investment Securities
(cost $25,299,474)		25,299,474

REPURCHASE AGREEMENT - 1.7%

State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $6,077,000)	6,077,000	6,077,000

TOTAL INVESTMENTS
(cost $347,903,163)(2)	104.6%	373,987,056
Liabilities in excess of other assets	(4.6)	(16,373,770)

NET ASSETS	100.0%	$357,613,286

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	See Note 3 for details of Joint Repurchase Agreements.
ADR-	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$28,583,633	$—	$—	$28,583,633
Web Portals/ISP	18,778,037	—	—	18,778,037
Other Industries*	295,248,912	—	—	295,248,912
Short-Term Investment Securities:
Collective Investment Pool	—	17,274,474	—	17,274,474
Time Deposits	—	8,025,000	—	8,025,000
Repurchase Agreement	—	6,077,000	—	6,077,000

Total	$342,610,582	$31,376,474	$—	$373,987,056

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.8%
Advertising Sales - 0.1%

Lamar Advertising Co., Class A†#	124,700	$2,607,477

Aerospace/Defense - 0.2%

Esterline Technologies Corp.†	66,200	4,984,198

Aerospace/Defense-Equipment - 0.7%

Alliant Techsystems, Inc.	72,700	4,614,269
BE Aerospace, Inc.†	223,500	7,784,505
Triumph Group, Inc.#	82,900	4,342,302

		16,741,076

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†	96,100	3,288,542

Airlines - 0.3%

Alaska Air Group, Inc.†	77,600	4,479,848
JetBlue Airways Corp.†#	440,500	1,916,175

		6,396,023

Apparel Manufacturers - 0.5%

Hanesbrands, Inc.†	209,200	5,974,752
Under Armour, Inc., Class A†#	77,300	5,477,478

		11,452,230

Applications Software - 0.1%

Quest Software, Inc.†	131,900	2,272,637

Auction House/Art Dealers - 0.2%

Sotheby’s#	146,400	5,447,544

Auto-Heavy Duty Trucks - 0.2%

Oshkosh Corp.†	197,400	3,892,728

Auto/Truck Parts & Equipment-Original - 0.7%

BorgWarner, Inc.†#	237,300	16,940,847

Banks-Commercial - 3.3%

Associated Banc-Corp.	375,600	4,131,600
BancorpSouth, Inc.#	159,200	1,797,368
Bank of Hawaii Corp.#	103,400	4,298,338
Cathay General Bancorp, Class B#	170,400	2,184,528
City National Corp.	102,600	4,605,714
Commerce Bancshares, Inc.	168,000	6,647,760
Cullen/Frost Bankers, Inc.#	132,800	6,771,472
East West Bancorp, Inc.	322,300	5,379,187
FirstMerit Corp.#	236,800	2,950,528
Fulton Financial Corp.	431,800	3,959,606
Hancock Holding Co.#	181,000	5,652,630
International Bancshares Corp.#	114,400	1,790,360
Prosperity Bancshares, Inc.#	101,600	3,845,560
SVB Financial Group†#	92,900	4,280,832
Synovus Financial Corp.#	1,701,800	2,467,610
TCF Financial Corp.#	344,700	3,598,668
Trustmark Corp.#	123,400	2,653,100
Valley National Bancorp.#	368,100	4,376,709
Webster Financial Corp.#	159,400	2,885,140
Westamerica Bancorporation#	62,600	2,654,866

		76,931,576

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.†	151,000	11,397,480

Beverages-Non-alcoholic - 0.5%

Hansen Natural Corp.†	149,400	12,746,808

Building & Construction Products-Misc. - 0.1%

Louisiana-Pacific Corp.†#	286,400	1,910,288

Building Products-Air & Heating - 0.1%

Lennox International, Inc.	97,100	3,031,462

Building Products-Cement - 0.3%

Martin Marietta Materials, Inc.#	98,800	6,998,004

Building-Heavy Construction - 0.1%

Granite Construction, Inc.#	73,700	1,527,801

Building-Maintance & Services - 0.1%

Rollins, Inc.#	137,400	2,873,034

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.#	92,000	2,045,160

Building-Residential/Commercial - 0.7%

KB Home#	156,500	1,031,335
MDC Holdings, Inc.#	82,000	1,603,920
NVR, Inc.†	12,000	7,638,000
Ryland Group, Inc.#	96,200	1,121,692
Toll Brothers, Inc.†#	317,300	5,454,387

		16,849,334

Cable/Satellite TV - 0.2%

AMC Networks, Inc., Class A†	124,700	4,613,900

Casino Services - 0.2%

Bally Technologies, Inc.†	93,500	2,934,030
Scientific Games Corp., Class A†	137,700	1,214,514

		4,148,544

Chemicals-Diversified - 0.1%

Olin Corp.#	172,700	3,443,638

Chemicals-Specialty - 2.5%

Albemarle Corp.	198,700	10,076,077
Ashland, Inc.	171,500	9,091,215
Cabot Corp.	142,100	4,892,503
Cytec Industries, Inc.	106,600	4,839,640
Lubrizol Corp.	139,300	18,770,675
Minerals Technologies, Inc.#	39,600	2,297,196
NewMarket Corp.#	20,700	3,470,976
Sensient Technologies Corp.#	108,500	3,943,975

		57,382,257

Coal - 0.5%

Arch Coal, Inc.	460,200	9,346,662
Patriot Coal Corp.†	197,800	2,913,594

		12,260,256

Coatings/Paint - 0.5%

RPM International, Inc.	282,700	5,891,468
Valspar Corp.#	203,000	6,554,870

		12,446,338

Coffee - 1.2%

Green Mountain Coffee Roasters, Inc.†#	270,600	28,342,644

Commercial Services - 0.6%

Alliance Data Systems Corp.†	110,600	10,331,146
Convergys Corp.†	263,000	2,800,950

		13,132,096

Commercial Services-Finance - 0.7%

Global Payments, Inc.	173,500	7,951,505
Lender Processing Services, Inc.	187,200	3,302,208
SEI Investments Co.	313,100	5,357,141

		16,610,854

Computer Aided Design - 0.7%

ANSYS, Inc.†	199,000	10,742,020
Parametric Technology Corp.†	257,300	4,631,400

		15,373,420

Computer Services - 0.2%

DST Systems, Inc.	77,500	3,636,300

Computers-Integrated Systems - 1.4%

Diebold, Inc.	141,500	4,052,560
Jack Henry & Associates, Inc.#	187,100	5,470,804
MICROS Systems, Inc.†	175,800	8,378,628
NCR Corp.†	343,700	5,921,951
Riverbed Technology, Inc.†	332,600	8,241,828

		32,065,771

Consulting Services - 0.9%

CoreLogic, Inc.†	236,600	2,701,972
Corporate Executive Board Co.#	74,800	2,462,416
FTI Consulting, Inc.†#	91,100	3,314,218
Gartner, Inc.†	187,600	6,682,312
Towers Watson & Co., Class A	97,800	5,769,222

		20,930,140

Consumer Products-Misc. - 0.7%

American Greetings Corp., Class A#	87,600	1,858,872
Scotts Miracle-Gro Co., Class A#	97,100	4,715,176
Tupperware Brands Corp.	135,200	8,990,800

		15,564,848

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	67,600	3,776,136
Silgan Holdings, Inc.#	106,300	4,031,959

		7,808,095

Containers-Paper/Plastic - 1.1%

Packaging Corp. of America	217,400	5,511,090
Rock-Tenn Co., Class A	147,500	7,916,325
Sonoco Products Co.	216,100	6,826,599
Temple-Inland, Inc.	234,700	5,679,740

		25,933,754

Data Processing/Management - 0.4%

Acxiom Corp.†#	175,900	1,929,623
Broadridge Financial Solutions, Inc.	267,400	5,567,268
Fair Isaac Corp.#	86,300	2,204,965

		9,701,856

Decision Support Software - 0.4%

MSCI, Inc., Class A†	260,400	9,002,028

Diagnostic Equipment - 0.3%

Gen-Probe, Inc.†	103,900	6,230,883

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	124,300	9,916,654

Distribution/Wholesale - 1.4%

Fossil, Inc.†	108,300	10,462,863
Ingram Micro, Inc., Class A†	349,000	6,226,160
LKQ Corp.†	316,200	8,094,720
Owens & Minor, Inc.#	138,100	4,065,664
Watsco, Inc.#	61,400	3,662,510

		32,511,917

Diversified Manufacturing Operations - 1.6%

Brink’s Co.#	101,000	2,595,700
Carlisle Cos., Inc.	132,700	5,203,167
Crane Co.	99,900	4,220,775
Harsco Corp.	174,800	3,995,928
Matthews International Corp., Class A#	64,000	2,138,240
Pentair, Inc.	213,300	7,320,456
SPX Corp.	110,500	6,286,345
Trinity Industries, Inc.#	173,100	4,770,636

		36,531,247

E-Marketing/Info - 0.2%

Digital River, Inc.†#	85,900	1,728,308
ValueClick, Inc.†	170,500	2,608,650

		4,336,958

Electric Products-Misc. - 0.6%

AMETEK, Inc.	348,500	13,619,380

Electric-Integrated - 3.7%

Alliant Energy Corp.	240,400	9,753,028
Black Hills Corp.#	85,400	2,613,240
Cleco Corp.#	132,200	4,697,066
DPL, Inc.	253,400	7,581,728
Great Plains Energy, Inc.	294,600	5,759,430
Hawaiian Electric Industries, Inc.#	206,500	4,960,130
IDACORP, Inc.#	107,400	4,102,680
MDU Resources Group, Inc.	409,200	8,732,328
NSTAR	224,500	10,264,140
NV Energy, Inc.	511,100	7,625,612
OGE Energy Corp.	212,200	10,620,610
PNM Resources, Inc.	187,800	2,809,488
Westar Energy, Inc.#	246,400	6,566,560

		86,086,040

Electronic Components-Misc. - 0.5%

Gentex Corp.	309,300	8,024,788
Vishay Intertechnology, Inc.†#	358,500	4,086,900

		12,111,688

Electronic Components-Semiconductors - 2.1%

Cree, Inc.†	250,400	8,120,472
Fairchild Semiconductor International, Inc.†	276,500	3,666,390
International Rectifier Corp.†	151,200	3,445,848
Intersil Corp., Class A	272,200	3,056,806
QLogic Corp.†	227,000	3,171,190
Rovi Corp.†	244,800	11,968,272
Semtech Corp.†	141,400	3,016,062
Silicon Laboratories, Inc.†#	96,500	3,336,005
Skyworks Solutions, Inc.†	403,500	8,324,205

		48,105,250

Electronic Connectors - 0.2%

Thomas & Betts Corp.†	113,600	4,962,048

Electronic Design Automation -0.7%

Cadence Design Systems, Inc.†	582,800	5,385,072
Mentor Graphics Corp.†	240,700	2,693,433
Synopsys, Inc.†	317,900	8,227,252

		16,305,757

Electronic Measurement Instruments - 0.8%

Itron, Inc.†#	88,000	3,504,160
National Instruments Corp.	193,400	4,918,162
Trimble Navigation, Ltd.†	265,800	9,871,812

		18,294,134

Electronic Parts Distribution - 0.9%

Arrow Electronics, Inc.†	251,500	7,846,800
Avnet, Inc.†	331,100	8,688,064
Tech Data Corp.†	100,600	4,736,248

		21,271,112

Engineering/R&D Services - 1.1%

Aecom Technology Corp.†	258,300	5,868,576
KBR, Inc.	328,400	9,868,420
Shaw Group, Inc.†	156,500	3,648,015
URS Corp.†	170,400	5,975,928

		25,360,939

Enterprise Software/Service - 0.7%

Advent Software, Inc.†#	70,400	1,632,576
Concur Technologies, Inc.†#	101,700	4,253,094

Informatica Corp.†	229,200	9,575,976
ManTech International Corp., Class A#	49,200	1,844,508

		17,306,154

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	67,400	2,082,660

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.	165,400	9,755,292

Finance-Investment Banker/Broker - 0.6%

Greenhill & Co., Inc.	55,300	1,964,809
Jefferies Group, Inc.	308,900	5,069,049
Raymond James Financial, Inc.	219,300	6,157,944

		13,191,802

Food-Baking - 0.2%

Flowers Foods, Inc.#	243,500	4,638,675

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.	54,100	1,370,894

Food-Meat Products - 0.3%

Smithfield Foods, Inc.†#	359,900	7,889,008

Food-Misc. - 0.9%

Corn Products International, Inc.	165,300	7,729,428
Lancaster Colony Corp.#	41,000	2,485,420
RalCorp Holdings, Inc.†	119,300	10,327,801

		20,542,649

Food-Retail - 0.2%

Ruddick Corp.#	92,600	3,786,414

Footwear & Related Apparel - 0.5%

Deckers Outdoor Corp.†#	83,800	7,454,848
Timberland Co., Class A†#	85,300	3,662,782

		11,117,630

Funeral Services & Related Items - 0.2%

Service Corp. International	517,500	5,288,850

Gas-Distribution - 2.6%

AGL Resources, Inc.#	169,600	7,024,832
Atmos Energy Corp.	195,800	6,567,132
National Fuel Gas Co.	179,200	10,993,920
Questar Corp.	384,600	7,207,404
Southern Union Co.	270,300	11,320,164
UGI Corp.	242,000	7,201,920
Vectren Corp.	177,100	4,847,227
WGL Holdings, Inc.#	111,000	4,590,960

		59,753,559

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	99,800	5,376,226

Hospital Beds/Equipment - 0.6%

Hill-Rom Holdings, Inc.	136,900	4,148,070
Kinetic Concepts, Inc.†#	133,500	9,016,590

		13,164,660

Human Resources - 0.4%

Korn/Ferry International†#	101,800	1,655,268
Manpower, Inc.	178,100	7,173,868

		8,829,136

Industrial Automated/Robotic - 0.3%

Nordson Corp.#	147,900	6,492,810

Instruments-Controls - 0.7%

Mettler-Toledo International, Inc.†	69,700	11,101,119
Woodward, Inc.#	128,200	4,156,244

		15,257,363

Insurance Brokers - 0.5%

Arthur J. Gallagher & Co.	239,400	6,753,474
Brown & Brown, Inc.	254,000	5,336,540

		12,090,014

Insurance-Life/Health - 0.3%

Protective Life Corp.	185,700	3,526,443
StanCorp Financial Group, Inc.	98,000	2,993,900

		6,520,343

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	163,700	5,447,936
Kemper Corp.	106,100	2,720,404
Old Republic International Corp.#	552,700	5,493,838

		13,662,178

Insurance-Property/Casualty - 1.4%

Fidelity National Financial, Inc., Class A	483,900	8,221,461
First American Financial Corp.	227,900	3,475,475
Hanover Insurance Group, Inc.	98,500	3,498,720
HCC Insurance Holdings, Inc.	246,400	7,204,736
Mercury General Corp.	77,200	3,050,172
WR Berkley Corp.#	251,700	7,775,013

		33,225,577

Insurance-Reinsurance - 1.2%

Aspen Insurance Holdings, Ltd.	153,400	3,683,134
Everest Re Group, Ltd.	117,700	9,498,390
Reinsurance Group of America, Inc.	160,200	8,549,874
Transatlantic Holdings, Inc.	135,400	6,855,302

		28,586,700

Internet Infrastructure Software - 0.3%

TIBCO Software, Inc.†	350,400	7,841,952

Intimate Apparel - 0.2%

Warnaco Group, Inc.†#	95,300	5,084,255

Investment Companies - 0.2%

Apollo Investment Corp.#	424,600	3,859,614

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.†	112,800	9,831,648
Eaton Vance Corp.#	257,000	6,273,370
Waddell & Reed Financial, Inc., Class A	187,100	5,841,262

		21,946,280

Leisure Products - 0.1%

WMS Industries, Inc.†#	124,100	2,707,862

Lighting Products & Systems - 0.2%

Acuity Brands, Inc.#	93,900	4,323,156

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	177,300	6,535,278
Lincoln Electric Holdings, Inc.	182,800	6,220,684

		12,755,962

Machinery-Construction & Mining - 0.2%

Terex Corp.†	237,500	3,830,875

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	89,800	5,279,342

Machinery-Farming - 0.4%

AGCO Corp.†	205,500	8,803,620

Machinery-General Industrial - 0.9%

Gardner Denver, Inc.	113,300	8,926,907
IDEX Corp.	179,600	6,677,528
Wabtec Corp.	104,600	6,369,094

		21,973,529

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†	118,400	4,254,112

Machinery-Pumps - 0.2%

Graco, Inc.	131,400	5,187,672

Medical Information Systems - 0.3%

Allscripts Healthcare Solutions, Inc.†	412,300	7,402,846

Medical Instruments - 0.4%

Techne Corp.	80,500	5,833,835
Thoratec Corp.†	124,000	4,248,240

		10,082,075

Medical Labs & Testing Services - 0.3%

Covance, Inc.†	131,500	6,517,140

Medical Products - 1.1%

Cooper Cos., Inc.	101,700	7,654,959
Henry Schein, Inc.†	199,900	13,175,409
Teleflex, Inc.	87,300	5,021,496

		25,851,864

Medical Sterilization Products - 0.2%

STERIS Corp.#	128,300	4,128,694

Medical-Biomedical/Gene - 1.4%

Bio-Rad Laboratories, Inc., Class A†	42,500	4,264,450
Charles River Laboratories International, Inc.†	112,000	3,709,440
United Therapeutics Corp.†	110,800	4,781,020
Vertex Pharmaceuticals, Inc.†	446,400	20,208,528

		32,963,438

Medical-Drugs - 0.6%

Endo Pharmaceuticals Holdings, Inc.†	252,600	8,060,466
Medicis Pharmaceutical Corp., Class A#	133,800	5,204,820

		13,265,286

Medical-Generic Drugs - 0.7%

Perrigo Co.#	180,900	17,138,466

Medical-HMO - 0.6%

AMERIGROUP Corp.†	107,500	5,318,025
Health Net, Inc.†	196,100	4,841,709
WellCare Health Plans, Inc.†#	92,200	4,225,526

		14,385,260

Medical-Hospitals - 0.9%

Community Health Systems, Inc.†	203,600	4,145,296
Health Management Associates, Inc., Class A†	548,700	4,510,314
LifePoint Hospitals, Inc.†	113,800	4,176,460
Universal Health Services, Inc., Class B	211,700	8,806,720

		21,638,790

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†#	112,100	1,450,574

Medical-Outpatient/Home Medical - 0.2%

Lincare Holdings, Inc.	205,300	4,420,109

Metal Processors & Fabrication - 0.5%

Commercial Metals Co.	250,200	2,939,850
Timken Co.	176,100	6,929,535
Worthington Industries, Inc.#	120,700	1,961,375

		11,830,760

Miscellaneous Manufacturing - 0.3%

Aptargroup, Inc.	145,700	7,354,936

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	153,800	3,248,256

Multimedia - 0.5%

FactSet Research Systems, Inc.	100,000	8,790,000
Meredith Corp.#	78,900	2,035,620

		10,825,620

Networking Products - 0.4%

Polycom, Inc.†	382,400	9,101,120

Non-Hazardous Waste Disposal - 0.4%

Waste Connections, Inc.#	246,100	8,512,599

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	124,200	2,467,854
HNI Corp.	96,900	1,998,078

		4,465,932

Oil & Gas Drilling - 0.7%

Atwood Oceanics, Inc.†#	122,100	5,139,189
Patterson-UTI Energy, Inc.	334,900	8,184,956
Unit Corp.†	86,600	4,129,954

		17,454,099

Oil Companies-Exploration & Production - 2.4%

Bill Barrett Corp.†	102,300	4,905,285
Cimarex Energy Co.	185,400	13,180,086
Comstock Resources, Inc.†#	103,200	2,100,120
Energen Corp.	156,200	7,669,420
Forest Oil Corp.†	246,200	4,793,514
Northern Oil And Gas, Inc.†#	117,700	2,403,434
Plains Exploration & Production Co.†	305,600	8,987,696
Quicksilver Resources, Inc.†#	255,900	2,438,727
SM Energy Co.	137,900	10,549,350

		57,027,632

Oil Field Machinery & Equipment - 0.5%

Dresser-Rand Group, Inc.†#	172,900	7,339,605
Dril-Quip, Inc.†	74,700	4,833,090

		12,172,695

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.	225,700	16,196,232

Oil-Field Services - 1.5%

CARBO Ceramics, Inc.#	41,200	6,598,180
Exterran Holdings, Inc.†#	138,500	1,639,840
Helix Energy Solutions Group, Inc.†#	229,700	3,879,633
Oceaneering International, Inc.	235,200	10,040,688
Oil States International, Inc.†	111,000	7,334,880
Superior Energy Services, Inc.†	172,600	6,096,232

		35,589,453

Paper & Related Products - 0.3%
Domtar Corp.	88,900	7,140,448

Patient Monitoring Equipment - 0.1%

Masimo Corp.#	129,500	3,194,765

Pharmacy Services - 0.6%

Catalyst Health Solutions, Inc.†	107,800	5,791,016
Omnicare, Inc.#	251,300	7,466,123

		13,257,139

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.†#	583,100	1,854,258

Physicians Practice Management - 0.3%

Mednax, Inc.†	104,100	6,798,771

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc., Class B	130,600	7,722,378

Printing-Commercial - 0.2%

Deluxe Corp.#	111,400	2,465,282

Valassis Communications, Inc.†#	106,500	2,691,255

		5,156,537

Private Corrections - 0.2%

Corrections Corp. of America†	232,500	5,275,425

Publishing-Books - 0.3%

John Wiley & Sons, Inc., Class A	101,500	4,952,185
Scholastic Corp.	51,600	1,432,416

		6,384,601

Publishing-Newspapers - 0.1%
New York Times Co., Class A†#	258,400	2,113,712

Quarrying - 0.2%

Compass Minerals International, Inc.	71,200	5,383,432

Racetracks - 0.1%

International Speedway Corp., Class A	63,200	1,590,112

Real Estate Investment Trusts - 8.0%

Alexandria Real Estate Equities, Inc.	133,900	9,749,259
BRE Properties, Inc.	159,100	7,996,366
Camden Property Trust	152,100	10,163,322
Corporate Office Properties Trust#	154,100	4,128,339
Cousins Properties, Inc.#	224,600	1,621,612
Duke Realty Corp.	547,500	6,498,825
Equity One, Inc.#	134,200	2,416,942
Essex Property Trust, Inc.#	70,600	10,134,630
Federal Realty Investment Trust	134,900	12,215,195
Highwoods Properties, Inc.#	156,300	5,120,388
Hospitality Properties Trust	267,500	6,280,900
Liberty Property Trust	249,800	8,478,212
Macerich Co.	283,700	13,912,648
Mack-Cali Realty Corp.	188,400	5,868,660
Omega Healthcare Investors, Inc.#	220,200	3,996,630
Potlatch Corp.#	87,000	2,919,720
Rayonier, Inc.	263,700	11,059,578
Realty Income Corp.	274,900	9,533,532
Regency Centers Corp.	194,800	8,037,448
Senior Housing Properties Trust	329,100	7,829,289
SL Green Realty Corp.	179,600	12,974,304
Taubman Centers, Inc.	121,100	6,978,993
UDR, Inc.	474,800	12,681,908
Weingarten Realty Investors#	261,700	6,377,629

		186,974,329

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	93,000	6,222,630

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	91,600	3,511,944

Recreational Vehicles - 0.4%

Polaris Industries, Inc.#	74,500	8,185,315

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.	156,100	4,158,504
Rent-A-Center, Inc.#	137,900	3,886,022
United Rentals, Inc.†#	135,500	2,260,140

		10,304,666

Research & Development - 0.3%

Pharmaceutical Product Development, Inc.	245,400	7,725,192

Respiratory Products - 0.4%
ResMed, Inc.†#	331,400	10,263,458

Retail-Apparel/Shoe - 1.8%

Aeropostale, Inc.†#	174,900	1,955,382
American Eagle Outfitters, Inc.#	422,300	4,674,861
ANN, Inc.†#	112,800	2,658,696
Ascena Retail Group, Inc.†#	149,200	4,240,264
Chico’s FAS, Inc.	381,800	5,314,656
Collective Brands, Inc.†#	133,400	1,799,566
Foot Locker, Inc.	333,400	6,958,058
Guess?, Inc.	138,500	4,724,235
PVH Corp.	145,900	9,725,694

		42,051,412

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	166,100	10,085,592

Retail-Automobile - 0.2%

Copart, Inc.†	129,500	5,573,680

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.	84,900	1,132,566

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Class A	97,900	6,037,493

Retail-Consumer Electronics - 0.1%

RadioShack Corp.	216,200	2,812,762

Retail-Discount - 1.1%

99 Cents Only Stores†	102,300	1,904,826
BJ’s Wholesale Club, Inc.†	118,500	6,022,170
Dollar Tree, Inc.†	265,000	18,926,300

		26,853,296

Retail-Gardening Products - 0.4%

Tractor Supply Co.	156,600	9,610,542

Retail-Hair Salons - 0.1%

Regis Corp.#	125,200	1,849,204

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.	227,500	7,532,525

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	354,300	3,429,624

Retail-Office Supplies - 0.1%

Office Depot, Inc.†	614,400	1,597,440

Retail-Pet Food & Supplies - 0.4%

PetSmart, Inc.	245,700	10,363,626

Retail-Restaurants - 0.9%

Bob Evans Farms, Inc.#	65,700	2,086,632
Brinker International, Inc.#	183,800	4,150,204
Cheesecake Factory, Inc.†#	126,300	3,466,935
Panera Bread Co., Class A†#	65,900	7,588,385
Wendy’s Co.	661,000	3,219,070

		20,511,226

Retail-Sporting Goods - 0.3%

Dick’s Sporting Goods, Inc.†	197,800	6,948,714

Savings & Loans/Thrifts - 1.1%

Astoria Financial Corp.#	179,300	1,830,653
First Niagara Financial Group, Inc.	657,100	7,070,396
New York Community Bancorp, Inc.#	947,800	12,141,318
Washington Federal, Inc.	240,700	3,617,721

		24,660,088

Schools - 0.4%

Career Education Corp.†#	136,200	2,311,314
ITT Educational Services, Inc.†#	49,900	3,600,784
Strayer Education, Inc.#	26,500	2,508,225

		8,420,323

Semiconductor Components-Integrated Circuits - 0.7%

Atmel Corp.†	991,500	9,032,565
Cypress Semiconductor Corp.†	364,200	5,768,928
Integrated Device Technology, Inc.†#	321,100	1,817,426

		16,618,919

Semiconductor Equipment - 0.9%

Lam Research Corp.†	269,800	10,025,768
Varian Semiconductor Equipment Associates, Inc.†	163,400	10,013,969

		20,039,737

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.†	105,700	3,164,658

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	309,800	13,488,692

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.#	46,400	4,293,392

Steel-Producers - 0.8%

Carpenter Technology Corp.	95,400	4,814,838
Reliance Steel & Aluminum Co.	162,200	6,721,568
Steel Dynamics, Inc.	473,300	6,025,109

		17,561,515

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	205,900	2,520,216

Telecom Services - 0.4%

NeuStar, Inc., Class A†	159,800	3,995,000
tw telecom, Inc.†	326,500	6,298,185

		10,293,185

Telecommunication Equipment - 0.3%

ADTRAN, Inc.#	140,200	4,354,612
Plantronics, Inc.#	104,200	3,339,610

		7,694,222

Telephone-Integrated - 0.2%

Telephone and Data Systems, Inc.	197,600	5,064,488

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†	122,100	6,050,055

Tobacco - 0.1%

Universal Corp.#	50,200	2,043,140

Transactional Software - 0.5%

ACI Worldwide, Inc†#	72,400	2,165,484
Solera Holdings, Inc.	153,100	8,979,315

		11,144,799

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	100,500	3,644,130

Transport-Marine - 0.7%

Alexander & Baldwin, Inc.	90,100	3,822,943
Kirby Corp.†#	120,500	6,632,320
Overseas Shipholding Group, Inc.#	58,100	1,035,923
Tidewater, Inc.#	112,400	6,024,640

		17,515,826

Transport-Rail - 0.6%

Kansas City Southern†	237,800	12,879,248

Transport-Services - 0.1%

UTi Worldwide, Inc.	222,500	3,013,763

Transport-Truck - 0.7%

Con-way, Inc.	120,100	3,073,359
J.B. Hunt Transport Services, Inc.	187,600	7,539,644
Landstar System, Inc.	103,800	4,202,862
Werner Enterprises, Inc.	96,200	2,239,536

		17,055,401

Veterinary Diagnostics - 0.1%

VCA Antech, Inc.†#	187,300	3,466,923

Water - 0.3%

Aqua America, Inc.#	299,500	6,612,960

Web Hosting/Design - 0.7%

Equinix, Inc.†	101,500	9,545,060
Rackspace Hosting, Inc.†#	215,800	7,889,648

		17,434,708

Web Portals/ISP - 0.2%

AOL, Inc.†#	231,700	3,609,886

Wire & Cable Products - 0.1%

General Cable Corp.†#	113,100	3,409,965

Wireless Equipment - 0.2%

RF Micro Devices, Inc.†#	600,000	3,726,000

X-Ray Equipment - 0.4%

Hologic, Inc.†	566,800	9,431,553

Total Long-Term Investment Securities (cost $2,203,573,575)		2,309,482,302

SHORT-TERM INVESTMENT SECURITIES - 13.6%
Collective Investment Pool - 13.5%

Navigator Securities Lending Prime Portfolio(1)(5)	314,768,820	314,768,820

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.05% due 09/15/11(2)	$2,760,000	2,759,952

Total Short-Term Investment Securities (cost $317,528,772)		317,528,772

REPURCHASE AGREEMENT - 1.0%

State Street Bank and Trust Co. Joint Repurchase Agreement (cost $23,856,000) (3)	23,856,000	23,856,000

TOTAL INVESTMENTS (cost $2,544,958,347) (4)	113.4%	2,650,867,074
Liabilities in excess of other assets	(13.4)	(313,069,517)

NET ASSETS	100.0%	$2,337,797,557

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At August 31, 2011, the Fund had loaned securities with a total value of $307,658,718. This was secured by collateral of $314,768,820, which was received in cash and subsequently invested in short-term investments currently valued at $314,768,820 as reported in the portfolio of investments. The remaining collateral of $187,104 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

United States Treasury Notes/Bonds	zero coupon to 4.38%	11/15/18 to 05/15/41

ADR – American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2011	Unrealized Appreciation (Depreciation)

320	Long	S&P Midcap 400 E-mini Index	September 2011	$30,120,281	$27,980,800	$(2,139,481)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$186,974,329	$—	$—	$186,974,329
Other Industries*	2,122,507,973	—	—	2,122,507,973
Short-Term Investment Securities:
Collective Investment Pool	—	314,768,820	—	314,768,820
U.S. Government Treasuries	—	2,759,952	—	2,759,952
Repurchase Agreement	—	23,856,000	—	23,856,000

Total	$2,309,482,302	$341,384,772	$—	$2,650,867,074

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$2,139,481	$—	$—	$2,139,481

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.5%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.#	74,870	$646,128

Aerospace/Defense-Equipment - 0.6%

Goodrich Corp.	18,610	1,659,640

Agricultural Chemicals - 1.0%

Intrepid Potash, Inc.†#	88,724	3,036,135

Apparel Manufacturers - 0.1%

Coach, Inc.	6,210	349,126

Applications Software - 3.3%

Citrix Systems, Inc.†	37,252	2,251,138
Red Hat, Inc.†	91,411	3,614,391
Salesforce.com, Inc.†#	29,756	3,831,085

		9,696,614

Auto-Heavy Duty Trucks - 0.4%

Navistar International Corp.†#	26,015	1,077,021

Auto/Truck Parts & Equipment-Original - 1.0%

BorgWarner, Inc.†#	26,895	1,920,034
Lear Corp.	22,350	1,067,883

		2,987,917

Banks-Commercial - 0.5%

Zions Bancorporation#	77,180	1,346,019

Banks-Super Regional - 0.2%

Fifth Third Bancorp	69,055	733,364

Beverages-Non-alcoholic - 0.4%

Coca-Cola Enterprises, Inc.#	41,010	1,132,696

Broadcast Services/Program - 0.4%

Discovery Communications, Inc., Class A†#	14,695	621,304
Scripps Networks Interactive, Inc., Class A#	11,215	480,563

		1,101,867

Building Products-Cement - 0.6%

Martin Marietta Materials, Inc.#	25,284	1,790,866

Cellular Telecom - 0.8%

Millicom International Cellular SA	20,308	2,281,708

Chemicals-Diversified - 1.2%

Celanese Corp., Series A	9,900	465,399
Rockwood Holdings, Inc.†#	58,536	2,985,336

		3,450,735

Chemicals-Specialty - 0.6%

Ecolab, Inc.	5,355	287,028
International Flavors & Fragrances, Inc.	24,090	1,397,702

		1,684,730

Coal - 0.6%

Arch Coal, Inc.#	55,265	1,122,432
Peabody Energy Corp.	12,705	620,004

		1,742,436

Commercial Services - 3.4%

Edenred	240,830	6,614,612
Intertek Group PLC	98,787	3,237,688

		9,852,300

Commercial Services-Finance - 2.6%

Moody’s Corp.#	26,113	805,064
Morningstar, Inc.#	43,886	2,618,239
Verisk Analytics, Inc., Class A†	116,392	4,055,097

		7,478,400

Computer Aided Design - 0.6%

Autodesk, Inc.†	57,708	1,627,366

Computer Services - 0.9%

IHS, Inc., Class A†	33,160	2,572,884

Computers-Integrated Systems - 0.7%

Brocade Communications Systems, Inc.†	358,650	1,387,976
Riverbed Technology, Inc.†	26,230	649,979

		2,037,955

Computers-Memory Devices - 0.4%

NetApp, Inc.†	32,265	1,213,809

Consulting Services - 1.9%

Gartner, Inc.†#	73,203	2,607,491
Qualicorp SA†	316,185	2,860,144

		5,467,635

Containers-Metal/Glass - 0.3%

Owens-Illinois, Inc.†	46,070	872,566

Cosmetics & Toiletries - 0.7%

Natura Cosmeticos SA	82,568	1,977,192

Decision Support Software - 1.7%

MSCI, Inc., Class A†	144,253	4,986,826

Dental Supplies & Equipment - 0.3%

Sirona Dental Systems, Inc.†	20,815	971,228

Diagnostic Equipment - 1.0%

Gen-Probe, Inc.†	49,273	2,954,902

Diagnostic Kits - 0.9%

IDEXX Laboratories, Inc.†#	32,372	2,582,638

Dialysis Centers - 0.4%

DaVita, Inc.†	14,115	1,038,582

Distribution/Wholesale - 1.4%

Fastenal Co.#	121,005	4,051,247

Diversified Manufacturing Operations - 0.1%

Cooper Industries PLC#	7,155	339,004

Diversified Operations - 1.0%

Leucadia National Corp.#	96,228	2,851,236

E-Commerce/Services - 4.1%

Alibaba.com, Ltd.	896,100	949,521
Ctrip.com International, Ltd. ADR†#	71,180	2,969,629
Netflix, Inc.†	33,927	7,973,184

		11,892,334

Electric Products-Misc. - 0.7%

AMETEK, Inc.	49,240	1,924,299

Electronic Components-Semiconductors - 3.3%

Altera Corp.	21,355	777,108
ARM Holdings PLC ADR#	110,516	3,048,031
Avago Technologies, Ltd.	31,100	1,029,721
Microchip Technology, Inc.#	31,455	1,032,353
Micron Technology, Inc.†#	59,105	349,311
NVIDIA Corp.†#	39,283	522,857
ON Semiconductor Corp.†#	155,940	1,133,684
Rovi Corp.†#	31,493	1,539,693
Skyworks Solutions, Inc.†	12,330	254,368

		9,687,126

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.†	43,645	1,609,191

Energy-Alternate Sources - 1.1%

Covanta Holding Corp.#	128,056	2,102,680
First Solar, Inc.†#	10,949	1,094,681

		3,197,361

Engineering/R&D Services - 0.5%

KBR, Inc.	47,590	1,430,080

Finance-Investment Banker/Broker - 0.8%

Greenhill & Co., Inc.#	30,547	1,085,335
Lazard, Ltd., Class A	41,405	1,207,784

		2,293,119

Finance-Other Services - 0.8%

IntercontinentalExchange, Inc.†	20,646	2,435,196

Food-Confectionery - 0.4%

Hershey Co.	20,685	1,213,175

Food-Retail - 0.3%

Whole Foods Market, Inc.	11,935	788,068

Footwear & Related Apparel - 0.3%

Deckers Outdoor Corp.†#	11,210	997,242

Hazardous Waste Disposal - 1.0%

Stericycle, Inc.†#	32,785	2,875,572

Hotel/Motels - 0.4%

Starwood Hotels & Resorts Worldwide, Inc.	23,660	1,054,290

Human Resources - 0.3%

SuccessFactors, Inc.†#	37,630	879,037

Industrial Audio & Video Products - 0.1%

Dolby Laboratories, Inc., Class A†#	9,245	310,632

Industrial Automated/Robotic - 0.5%

Rockwell Automation, Inc.	22,600	1,449,338

Industrial Gases - 0.4%

Airgas, Inc.#	17,075	1,107,826

Insurance-Property/Casualty - 0.2%

Arch Capital Group, Ltd.†#	19,890	669,895

Internet Content-Entertainment - 0.9%

Renren, Inc. ADR†#	134,238	985,307
Youku.com, Inc. ADR†#	67,963	1,703,832

		2,689,139

Internet Content-Information/News - 0.9%

LinkedIn Corp., Class A†#	31,041	2,611,169

Internet Infrastructure Software - 1.6%

Akamai Technologies, Inc.†#	146,726	3,219,168
TIBCO Software, Inc.†	64,855	1,451,455

		4,670,623

Investment Management/Advisor Services - 0.2%

Invesco, Ltd.	17,240	315,492
T. Rowe Price Group, Inc.#	3,740	200,015

		515,507

Machine Tools & Related Products - 0.1%

Kennametal, Inc.#	12,020	443,057

Machinery-Construction & Mining - 0.5%

Joy Global, Inc.	17,915	1,495,007

Machinery-Electrical - 1.0%

Schindler Holding AG	25,854	3,071,937

Machinery-General Industrial - 0.8%

Gardner Denver, Inc.	19,110	1,505,677
Manitowoc Co., Inc.#	33,125	368,019
Roper Industries, Inc.	7,440	572,508

		2,446,204

Machinery-Pumps - 0.1%

Flowserve Corp.	4,620	435,851

Medical Information Systems - 0.6%

Cerner Corp.†#	25,070	1,653,617

Medical Instruments - 3.1%

Edwards Lifesciences Corp.†#	4,595	346,693
Intuitive Surgical, Inc.†#	16,825	6,416,213
Techne Corp.#	33,640	2,437,891

		9,200,797

Medical Products - 0.7%

Cooper Cos., Inc.#	26,480	1,993,150

Medical-Biomedical/Gene - 1.8%

Human Genome Sciences, Inc.†#	43,985	566,087
Illumina, Inc.†#	90,122	4,695,356

		5,261,443

Medical-Drugs - 2.1%

Ironwood Pharmaceuticals, Inc.†#	97,687	1,244,532
Pharmasset, Inc.†#	6,040	793,173
Shire PLC ADR	14,825	1,439,508
Valeant Pharmaceuticals International, Inc.#	61,691	2,774,861

		6,252,074

Medical-Generic Drugs - 0.6%

Watson Pharmaceuticals, Inc.†	27,950	1,876,004

Medical-HMO - 0.6%

Centene Corp.†#	42,225	1,346,555
Magellan Health Services, Inc.†	5,825	290,493

		1,637,048

Metal-Diversified - 1.9%

Lynas Corp., Ltd.†	661,635	1,280,132
Molycorp, Inc.†	74,093	4,187,736

		5,467,868

Metal-Iron - 0.6%

Cliffs Natural Resources, Inc.	20,310	1,682,684

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.#	47,885	1,851,234

Multimedia - 2.3%

FactSet Research Systems, Inc.#	29,262	2,572,130
McGraw-Hill Cos., Inc.#	27,380	1,152,972
Naspers, Ltd.	58,817	3,078,231

		6,803,333

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	21,550	654,258

Oil & Gas Drilling - 0.6%

Rowan Cos., Inc.†	49,570	1,787,990

Oil Companies-Exploration & Production - 3.7%

Brigham Exploration Co.†#	54,325	1,580,857
Cabot Oil & Gas Corp.#	12,350	936,871
Pioneer Natural Resources Co.	22,740	1,777,586
Range Resources Corp.#	58,276	3,773,954
Ultra Petroleum Corp.†#	84,772	2,839,862

		10,909,130

Oil Field Machinery & Equipment - 0.9%

Cameron International Corp.†	48,045	2,496,418

Oil-Field Services - 0.5%

Weatherford International, Ltd.†	86,225	1,477,034

Pharmacy Services - 0.2%

SXC Health Solutions Corp.†	8,610	470,881

Retail-Apparel/Shoe - 1.1%

Lululemon Athletica, Inc.†#	52,201	2,856,961
Vera Bradley, Inc.†#	14,230	499,473

		3,356,434

Retail-Discount - 1.9%

Dollar Tree, Inc.†	78,255	5,588,972

Retail-Gardening Products - 0.5%

Tractor Supply Co.#	24,155	1,482,392

Retail-Hypermarkets - 0.7%

Sun Art Retail Group, Ltd.†	1,609,500	2,030,002

Retail-Restaurants - 2.7%

Chipotle Mexican Grill, Inc.†#	17,054	5,344,212
Dunkin’ Brands Group, Inc.†#	96,641	2,545,524

		7,889,736

Retail-Sporting Goods - 0.7%

Dick’s Sporting Goods, Inc.†#	60,225	2,115,704

Schools - 1.0%

DeVry, Inc.#	12,865	568,376
New Oriental Education & Technology Group ADR†	74,816	2,281,888

		2,850,264

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	16,475	544,005
Atmel Corp.†	44,030	401,113
Marvell Technology Group, Ltd.†	106,150	1,395,872

		2,340,990

Steel-Producers - 0.5%

Carpenter Technology Corp.#	26,715	1,348,306

Telecom Equipment-Fiber Optics - 0.2%

Finisar Corp.†#	39,720	733,231

Television - 0.6%

CBS Corp., Class B	73,820	1,849,191

Toys - 0.3%

Hasbro, Inc.#	21,830	845,694

Transactional Software - 2.0%

Solera Holdings, Inc.	97,800	5,735,970

Transport-Services - 2.1%

C.H. Robinson Worldwide, Inc.#	33,481	2,360,411
Expeditors International of Washington, Inc.#	84,993	3,867,181

		6,227,592

Transport-Truck - 0.4%

J.B. Hunt Transport Services, Inc.#	27,305	1,097,388

Vitamins & Nutrition Products - 1.6%

Mead Johnson Nutrition Co.	64,974	4,629,398

Water Treatment Systems - 1.0%

Nalco Holding Co.	82,214	3,042,740

Web Portals/ISP - 1.6%

Yandex NV, Class A†	150,380	4,657,269

Wireless Equipment - 2.4%

Aruba Networks, Inc.†#	12,655	269,931
Motorola Solutions, Inc.	161,605	6,801,955

		7,071,886

X-Ray Equipment - 0.4%

Hologic, Inc.†	72,405	1,204,819

Total Common Stock

(cost $260,008,988)		279,357,988

CONVERTIBLE PREFERRED STOCK - 1.2%
Auto-Cars/Light Trucks - 0.3%

Better Place LLC Series B†(1)(2)(3)	262,477	787,431

Retail-Mail Order - 0.9%

Groupon, Inc. Series G†(1)(2)(3)	44,897	2,745,413

Total Convertible Preferred Stock

(cost $2,205,727)		3,532,844

PREFERRED STOCK - 0.5%
Entertainment Software - 0.5%

Zynga Game Network, Inc. Series C(1)(2)(3) (cost $1,388,405)	98,966	1,388,406

Total Long-Term Investment Securities

(cost $263,603,120)		284,279,238

SHORT-TERM INVESTMENT SECURITIES - 16.5%
Collective Investment Pool - 13.9%

Navigator Securities Lending Prime Portfolio(4)(5)	40,668,578	40,668,578

Time Deposits - 2.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11	$7,643,000	7,643,000

Total Short-Term Investment Securities

(cost $48,311,578)		48,311,578

TOTAL INVESTMENTS (cost $311,914,698)(6)	113.7%	332,590,816
Liabilities in excess of other assets	(13.7)	(40,095,937)

NET ASSETS	100.0%	$292,494,879

#	The security or a portion thereof is out on loan.
†	Non-income producing security

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2011, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets

Better Place LLC Series B
Convertible Preferred Stock	01/25/10	262,477	$787,431	$ 787,431	$3.00	0.27%

Groupon, Inc. Series G
Convertible Preferred Stock	12/17/10	44,897	1,418,296	2,745,413	61.15	0.94

Zynga Game Network, Inc. Series C
Preferred Stock	02/17/11	49,483	1,388,406
	04/18/11	49,483	—

		98,966	1,388,406	1,388,406	14.03	0.47
				$4,921,250		1.68%

(2)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $4,921,249 representing 1.7% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	At August 31, 2011, the Fund had loaned securities with a total value of $40,384,882. This was secured by collateral of $40,668,578 which was received in cash and subsequently invested in short-term investments currently value at $40,668,578 as reported in the portfolio of investments. The remaining collateral of $617,673 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

Federal Home Loan Banks	0.30% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.27%	01/10/13
United States Treasury Inflation Indexed Bonds	2.63%	07/15/17
United States Treasury Notes/Bonds	0.75% to 3.63%	01/31/12 to 02/15/21

(6)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$279,357,988	$—	$—	$279,357,988
Convertible Preferred Stock	—	—	3,532,844	3,532,844
Preferred Stock	—	—	1,388,406	1,388,406
Short-Term Investment Securities:
Collective Investment Pool	—	40,668,578	—	40,668,578
Time Deposits	—	7,643,000	—	7,643,000

Total	$279,357,988	$48,311,578	$4,921,250	$332,590,816

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2011	$3,532,844	$1,388,406
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 8/31/2011	$3,532,844	$1,388,406

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Convertible Preferred Stock	Preferred Stock
$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 87.1%
Certificates of Deposit - 16.8%

Barclays Bank PLC 0.22% due 09/08/11	$9,300,000	$9,300,000
Deutsche Bank AG 0.23% due 11/30/11	9,000,000	9,000,000
Rabobank Nederland NV 0.34% due 09/28/11	9,400,000	9,400,000
Royal Bank of Canada FRS 0.28% due 09/14/11	8,800,000	8,800,000
Royal Bank of Canada FRS 0.29% due 06/18/12	9,250,000	9,250,000
State Street Bank and Trust Co. 0.14% due 09/23/11	8,000,000	8,000,000
Svenska Handelsbanken 0.19% due 09/08/11	9,100,000	9,100,000
UBS AG FRS 0.28% due 09/09/11	10,000,000	10,000,000
UBS AG 0.37% due 03/06/12	9,150,000	9,150,000

Total Certificates of Deposit (amortized cost $82,000,000)		82,000,000

Commercial Paper - 5.2%

Bear Stearns Cos. LLC FRS 0.44% due 02/01/12	8,250,000	8,256,491
Citigroup Funding, Inc. 0.18% due 09/01/11	8,700,000	8,700,000
Citigroup Funding, Inc. 0.19% due 09/07/11	8,300,000	8,299,737

Total Commercial Paper (amortized cost $25,256,228)		25,256,228

U.S. Corporate Bonds & Notes - 5.0%

Bank of America NA 0.18% due 09/26/11	8,350,000	8,350,000
General Electric Capital Corp. FRS 0.37% due 04/10/12	9,020,000	9,027,236
JPMorgan Chase & Co. FRS 0.39% due 02/22/12	7,300,000	7,303,937

Total U.S. Corporate Bonds & Notes (amortized cost $24,681,173)		24,681,173

U.S. Government Agencies - 54.2%

Federal Farm Credit Bank
0.01% due 10/19/11	4,000,000	3,999,947
0.10% due 11/10/11	10,000,000	9,998,056
Federal Farm Credit Bank FRS
0.19% due 03/27/12	7,050,000	7,049,600
0.23% due 08/17/12	2,400,000	2,399,766
Federal Home Loan Bank
0.02% due 02/27/12	8,000,000	7,999,109
0.03% due 09/14/11	9,500,000	9,499,897
0.03% due 10/04/11	5,200,000	5,199,857
0.04% due 09/09/11	5,200,000	5,199,954
0.06% due 10/07/11	3,500,000	3,499,790
0.07% due 10/07/11	11,000,000	10,999,230
0.09% due 09/19/11	5,500,000	5,499,753
0.09% due 10/24/11	5,500,000	5,499,271
0.09% due 11/14/11	3,450,000	3,449,362
0.11% due 02/08/12	7,400,000	7,396,382
0.12% due 03/01/12	3,500,000	3,497,877
0.17% due 01/04/12	6,500,000	6,496,163
0.27% due 09/19/11	2,830,000	2,829,618
Federal Home Loan Bank FRS
0.15% due 07/13/12	9,000,000	8,999,612
0.16% due 09/15/11	2,380,000	2,379,969
0.17% due 09/23/11	10,500,000	10,499,937
0.17% due 02/17/12	4,200,000	4,198,992
0.28% due 01/12/12	17,000,000	17,000,000
0.29% due 01/20/12	8,500,000	8,499,672
0.30% due 12/15/11	8,800,000	8,800,000
Federal Home Loan Mtg. Corp.
0.09% due 09/22/11	8,950,000	8,949,530
0.09% due 10/13/11	6,500,000	6,499,318
0.10% due 01/18/12	5,000,000	4,998,069
0.11% due 12/15/11	2,700,000	2,699,134
0.11% due 01/31/12	5,000,000	4,997,678
0.14% due 10/17/11	8,980,000	8,978,394
0.15% due 02/15/12	7,500,000	7,494,781
0.16% due 04/27/12	5,290,000	5,284,381
0.20% due 12/07/11	1,900,000	1,898,976
0.20% due 12/14/11	1,500,000	1,499,133
0.21% due 12/06/11	3,750,000	3,747,900
Federal Home Loan Mtg. Corp. FRS 0.17% due 08/10/12	8,660,000	8,657,959
Federal National Mtg. Assoc.
0.10% due 01/04/12	9,000,000	8,997,031
0.11% due 11/14/11	3,600,000	3,599,186
0.12% due 09/01/11	4,250,000	4,250,000
0.14% due 02/17/12	10,000,000	9,993,428
0.15% due 01/17/12	3,640,000	3,637,907
0.16% due 01/03/12	7,100,000	7,096,087

Total U.S. Government Agencies (amortized cost $264,170,706)		264,170,706

U.S. Government Treasuries - 5.9%

United States Treasury Bills
0.10% due 09/01/11	9,000,000	9,000,000
0.10% due 12/22/11	5,420,000	5,418,398
0.23% due 09/22/11	7,000,000	6,999,081
0.24% due 09/22/11	3,750,000	3,749,470
United States Treasury Notes
1.88% due 06/15/12	3,630,000	3,677,002

Total U.S. Government Treasuries (amortized cost $28,843,951)		28,843,951

Total Short-Term Investment Securities - 87.1% (amortized cost $424,952,058)		424,952,058

REPURCHASE AGREEMENT - 12.7%

UBS Securities LLC Joint Repurchase Agreement(1)
(cost $61,727,000)	61,727,000	61,727,000

TOTAL INVESTMENTS - (amortized cost $486,679,058) (2)	99.8%	486,679,058
Other assets less liabilities	0.2	905,214

NET ASSETS	100.0%	$487,584,272

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS-	Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Allocation of investments as a percentage of net assets by industry category as of August 31, 2011:

U.S. Government Agencies	54.2%
Repurchase Agreement	12.7
Money Center Banks	9.0
U.S. Government Treasuries	5.9
Foreign Bank	5.6
Commercial Banks-Canadian	3.7
Diversified Financial Services	3.5
Finance	1.9
Super-Regional Banks-US	1.7
Commercial Banks	1.6

99.8%

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$82,000,000	$—	$82,000,000
Commercial Paper	—	25,256,228	—	25,256,228
U.S. Corporate Bonds & Notes	—	24,681,173	—	24,681,173
U.S. Government Agencies	—	264,170,706	—	264,170,706
U.S. Government Treasuries	—	28,843,951	—	28,843,951
Repurchase Agreement	—	61,727,000	—	61,727,000

Total	$—	$486,679,058	$—	$486,679,058

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.5%
Applications Software - 10.2%

Check Point Software Technologies, Ltd.†#	10,722	$583,706
Citrix Systems, Inc.†	9,710	586,775
Intuit, Inc.	15,628	770,929
Microsoft Corp.	435,538	11,585,311

		13,526,721

Auto-Heavy Duty Trucks - 0.5%

PACCAR, Inc.#	18,876	710,304

Cable/Satellite TV - 3.1%

Comcast Corp., Class A	107,654	2,315,638
DIRECTV, Class A†	39,655	1,743,630

		4,059,268

Casino Hotels - 0.8%

Wynn Resorts, Ltd.	6,444	997,016

Cellular Telecom - 1.1%

NII Holdings, Inc.†	8,790	338,679
Vodafone Group PLC ADR	44,767	1,179,163

		1,517,842

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	6,292	405,142

Coffee - 0.6%

Green Mountain Coffee Roasters, Inc.†#	7,891	826,503

Commercial Services-Finance - 1.4%

Automatic Data Processing, Inc.	25,809	1,291,225
Paychex, Inc.#	18,689	504,229

		1,795,454

Computer Aided Design - 0.3%

Autodesk, Inc.†	11,869	334,706

Computer Services - 1.0%

Cognizant Technology Solutions Corp., Class A†	15,714	997,053
Infosys Technologies, Ltd. ADR#	5,211	268,992

		1,266,045

Computers - 15.6%

Apple, Inc.†	47,762	18,380,250
Dell, Inc.†	97,469	1,448,877
Research In Motion, Ltd.†#	27,057	879,082

		20,708,209

Computers-Memory Devices - 1.1%

NetApp, Inc.†#	19,000	714,780
SanDisk Corp.†	12,311	451,198
Seagate Technology PLC#	22,213	257,227

		1,423,205

Data Processing/Management - 0.3%

Fiserv, Inc.†	7,417	414,091

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.#	7,271	255,939

Diagnostic Kits - 0.1%

QIAGEN NV†	12,042	185,928

Distribution/Wholesale - 0.4%

Fastenal Co.#	15,229	509,867

E-Commerce/Products - 3.8%

Amazon.com, Inc.†	23,347	5,026,376

E-Commerce/Services - 4.0%

Ctrip.com International, Ltd. ADR†	7,583	316,363
eBay, Inc.†	67,034	2,069,339
Expedia, Inc.#	12,797	387,877
Liberty Media Corp. - Interactive, Class A†	29,550	467,481
Netflix, Inc.†#	2,711	637,112
priceline.com, Inc.†	2,564	1,377,535

		5,255,707

Electronic Components-Misc. - 0.4%

Flextronics International, Ltd.†	39,150	225,112
Garmin, Ltd.#	10,747	360,347

		585,459

Electronic Components-Semiconductors - 6.4%

Altera Corp.	16,642	605,603
Broadcom Corp., Class A†	24,925	888,576
Intel Corp.	273,839	5,512,379
Microchip Technology, Inc.#	9,838	322,883
Micron Technology, Inc.†#	51,724	305,689
NVIDIA Corp.†#	31,004	412,663
Xilinx, Inc.#	13,719	427,210

		8,475,003

Electronic Forms - 0.5%

Adobe Systems, Inc.†#	26,054	657,603

Electronic Measurement Instruments - 0.2%

FLIR Systems, Inc.#	8,247	213,350

Energy-Alternate Sources - 0.3%

First Solar, Inc.†	4,450	444,911

Enterprise Software/Service - 6.2%

BMC Software, Inc.†	9,134	370,932
CA, Inc.#	26,140	548,678
Oracle Corp.	261,367	7,336,572

		8,256,182

Entertainment Software - 0.8%

Activision Blizzard, Inc.#	59,094	699,673
Electronic Arts, Inc.†#	17,170	387,699

		1,087,372

Food-Retail - 0.5%

Whole Foods Market, Inc.#	9,075	599,222

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†#	4,434	388,906

Internet Infrastructure Software - 0.4%

Akamai Technologies, Inc.†#	9,643	211,568
F5 Networks, Inc.†#	4,189	341,906

		553,474

Internet Security - 0.7%

Symantec Corp.†	39,022	669,227
VeriSign, Inc.#	8,701	271,036

		940,263

Machinery-Construction & Mining - 0.3%

Joy Global, Inc.	5,412	451,631

Medical Information Systems - 0.4%

Cerner Corp.†#	8,688	573,060

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†#	2,029	773,759

Medical Products - 0.2%

Henry Schein, Inc.†#	4,765	314,061

Medical-Biomedical/Gene - 6.5%

Alexion Pharmaceuticals, Inc.†	9,495	550,188
Amgen, Inc.	48,019	2,660,493
Biogen Idec, Inc.†	12,480	1,175,616
Celgene Corp.†	23,903	1,421,511
Gilead Sciences, Inc.†	40,650	1,621,325
Illumina, Inc.†#	6,360	331,356
Life Technologies Corp.†	9,233	387,786
Vertex Pharmaceuticals, Inc.†	10,639	481,628

		8,629,903

Medical-Generic Drugs - 1.5%

Mylan, Inc.†	22,687	470,982
Teva Pharmaceutical Industries, Ltd. ADR	36,321	1,502,237

		1,973,219

Multimedia - 1.2%

News Corp., Class A#	94,419	1,630,616

Networking Products - 3.4%

Cisco Systems, Inc.	284,075	4,454,296

Pharmacy Services - 1.0%

Express Scripts, Inc.†	27,345	1,283,574

Radio - 0.3%

Sirius XM Radio, Inc.†#	203,824	366,883

Retail-Apparel/Shoe - 0.5%

Ross Stores, Inc.	6,069	464,430
Urban Outfitters, Inc.†#	8,380	219,347

		683,777

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	7,121	462,010

Retail-Bedding - 0.6%

Bed Bath & Beyond, Inc.†	12,867	731,618

Retail-Discount - 1.7%

Costco Wholesale Corp.	22,563	1,772,098
Dollar Tree, Inc.†	6,315	451,017

		2,223,115

Retail-Major Department Stores - 0.3%

Sears Holdings Corp.†#	5,563	333,168

Retail-Office Supplies - 0.4%

Staples, Inc.	36,833	542,918

Retail-Restaurants - 1.1%

Starbucks Corp.#	38,716	1,495,212

Schools - 0.3%

Apollo Group, Inc., Class A†	7,289	341,307
Semiconductor Components-Integrated Circuits - 0.8%

Linear Technology Corp.#	11,762	336,746
Marvell Technology Group, Ltd.†	31,574	415,198
Maxim Integrated Products, Inc.#	15,255	351,628

		1,103,572

Semiconductor Equipment - 1.0%

Applied Materials, Inc.	68,085	770,722
KLA-Tencor Corp.	8,672	318,089
Lam Research Corp.†	6,430	$238,939

		1,327,750

Telecom Services - 0.3%

Virgin Media, Inc.#	16,386	415,549

Therapeutics - 0.2%

Warner Chilcott PLC, Class A†#	13,112	223,691

Toys - 0.4%

Mattel, Inc.#	17,952	482,370

Transport-Services - 0.8%

C.H. Robinson Worldwide, Inc.#	8,551	602,845
Expeditors International of Washington, Inc.	10,969	499,090

		1,101,935

Web Portals/ISP - 7.6%

Baidu, Inc. ADR†	14,006	2,041,795
Google, Inc., Class A†	13,067	7,068,724
Yahoo!, Inc.†#	67,295	915,549

		10,026,068

Wireless Equipment - 3.3%

QUALCOMM, Inc.	86,228	4,437,293

Total Long-Term Investment Securities (cost $105,936,920)		127,802,423

SHORT-TERM INVESTMENT SECURITIES - 6.5%
Collective Investment Pool - 6.2%

Navigator Securities Lending Prime Porttfolio(1)(2)	8,184,820	8,184,820

U.S. Government Treasuries - 0.3%

United State Treasury Bills 0.05% due 09/15/11(3)	$400,000	399,993

Total Short-Term Investment Securities (cost $8,584,813)		8,584,813

REPURCHASE AGREEMENT - 6.1%

State Street Bank and Trust Co. Joint Repurchase Agreement (cost $8,119,000)(4)	8,119,000	8,119,000

TOTAL INVESTMENTS (cost $122,640,733)(5)	109.1%	144,506,236
Liabilities in exess of other assets	(9.1)	(12,026,191)

NET ASSETS	100.0%	$132,480,045

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned
(2)	At August 31, 2011, the Fund had loaned securities with a total value of $8,360,738. This was secured by collateral of $8,184,820, which was received in cash and subsequently invested in short-term investments currently value at $8,184,820 as reported in the portfolio of investments. The remaining collateral of $367,563 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities reference above are as follows:

Securities	Coupon Range	Maturity Date Range

Federal Home Loan Banks	0.30% to 0.80%	11/28/11-12/01/11
Federal Home Loan Mortgage Corp	0.27%	01/10/13
United States Treasury Notes/Bonds	0.75% to 8.75%	01/31/12-05/15/30

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2011	Unrealized Appreciation (Depreciation)

105	Long	Nasdaq 100 E-mini Index	September 2011	$4,777,705	$4,705,575	$(72,130)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$13,526,721	$—	$—	$13,526,721
Computers	20,708,209	—	—	20,708,209
Electronic Components-Semiconductors	8,475,003	—	—	8,475,003
Enterprise Software/Service	8,256,182	—	—	8,256,182
Medical - Biomedical/Gene	8,629,903	—	—	8,629,903
Web Portals/ISP	10,026,068	—	—	10,026,068
Other Industries*	58,180,337	—	—	58,180,337
Short-Term Investment Securities:
Collective Investment Pool	—	8,184,820	—	8,184,820
U.S. Government Treasuries	—	399,993	—	399,993
Repurchase Agreement	—	8,119,000	—	8,119,000

Total	$127,802,423	$16,703,813	$—	$144,506,236

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$72,130	$—	$—	$72,130

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.1%
Advanced Materials - 0.3%

STR Holdings, Inc.†#	186,900	$2,119,446

Agricultural Chemicals - 0.9%

Monsanto Co.	92,235	6,357,759

Applications Software - 11.0%

Citrix Systems, Inc.†	48,041	2,903,118
Intuit, Inc.†	184,710	9,111,744
Microsoft Corp.	1,996,765	53,113,949
Red Hat, Inc.†	53,442	2,113,097
Salesforce.com, Inc.†#	115,783	14,907,061

		82,148,969

Auto-Cars/Light Trucks - 0.1%

Tesla Motors, Inc.†#	26,084	645,318

Cellular Telecom - 0.2%

China Unicom Hong Kong, Ltd.	802,000	1,699,622

Commercial Services - 1.1%

Alliance Data Systems Corp.†#	72,113	6,736,075
ExlService Holdings, Inc.†#	44,286	1,149,222

		7,885,297

Commercial Services-Finance - 3.5%

Automatic Data Processing, Inc.#	153,910	7,700,117
Mastercard, Inc., Class A	13,625	4,492,299
Visa, Inc., Class A	92,366	8,117,124
Western Union Co.	353,450	5,838,994

		26,148,534

Computer Aided Design - 0.7%

Autodesk, Inc.†	194,300	5,479,260

Computer Services - 2.0%

Accenture PLC, Class A#	106,342	5,698,868
International Business Machines Corp.	52,719	9,062,923

		14,761,791

Computers - 11.7%

Advantech Co., Ltd.	572,000	1,646,426
Apple, Inc.†	187,806	72,273,383
Dell, Inc.†	492,300	7,318,039
Hewlett-Packard Co.#	257,920	6,713,658

		87,951,506

Computers-Integrated Systems - 0.4%

Teradata Corp.†#	57,722	3,022,324

Computers-Memory Devices - 3.9%

EMC Corp.†	608,465	13,745,224
NetApp, Inc.†#	224,600	8,449,452
SanDisk Corp.†	119,200	4,368,680
Seagate Technology PLC#	128,300	1,485,714
Spansion, Inc., Class A†	81,202	1,218,842

		29,267,912

Computers-Periphery Equipment - 0.5%

Synaptics, Inc.†#	161,700	3,950,331

Consulting Services - 0.8%

Genpact, Ltd.†	177,702	2,944,522
Huron Consulting Group, Inc.†#	86,055	2,735,689

		5,680,211

Data Processing/Management - 0.2%

CommVault Systems, Inc.†#	51,800	1,756,538

E-Commerce/Products - 1.7%

Amazon.com, Inc.†#	59,100	12,723,639

E-Commerce/Services - 5.3%

Ctrip.com International, Ltd. ADR†	96,915	4,043,294
Dena Co., Ltd.#	58,800	3,040,982
eBay, Inc.†	246,430	7,607,294
Liberty Media Corp. - Interactive, Class A†#	221,400	3,502,548
Netflix, Inc.†	52,030	12,227,570
priceline.com, Inc.†#	16,910	9,085,067

		39,506,755

E-Services/Consulting - 0.6%

Sapient Corp.	429,374	4,607,183

Electric Products-Misc. - 1.5%

Hitachi, Ltd.#	2,050,000	11,057,203

Electronic Components-Semiconductors - 8.7%

Advanced Micro Devices, Inc.†#	309,900	2,116,617
Applied Micro Circuits Corp.†#	327,000	1,860,630
Avago Technologies, Ltd.#	129,915	4,301,486
Broadcom Corp., Class A†#	155,200	5,532,880
Cavium, Inc.†#	101,320	3,261,491
Cree, Inc.†#	57,600	1,867,968
Intel Corp.	379,595	7,641,247
Intersil Corp., Class A#	139,600	1,567,708
MEMC Electronic Materials, Inc.†#	211,800	1,478,364
Micron Technology, Inc.†#	940,400	5,557,764
Netlogic Microsystems, Inc.†#	92,330	2,771,746
NVIDIA Corp.†#	393,000	5,230,830
ON Semiconductor Corp.†#	1,002,245	7,286,321
Rovi Corp.†#	75,503	3,691,342
Samsung Electronics Co., Ltd.	3,716	2,591,464
Skyworks Solutions, Inc.†#	142,455	2,938,847
Texas Instruments, Inc.	211,490	5,543,153

		65,239,858

Electronic Connectors - 0.5%

Amphenol Corp., Class A#	78,485	3,687,225

Electronic Forms - 0.6%

Adobe Systems, Inc.†	190,700	4,813,268

Electronic Measurement Instruments - 0.4%

Chroma ATE, Inc.	871,080	2,198,006
Trimble Navigation, Ltd.†	16,200	601,668

		2,799,674

Electronic Parts Distribution - 0.3%

Synnex Technology International Corp.	780,000	1,976,249

Electronic Security Devices - 0.3%

Taser International, Inc.†#	445,200	1,981,140

Energy-Alternate Sources - 0.5%

First Solar, Inc.†#	39,500	3,949,210

Enterprise Software/Service - 4.4%

BMC Software, Inc.†	80,851	3,283,359
CA, Inc.#	247,200	5,188,728
hiSoft Technology International, Ltd. ADR†#	95,020	1,042,369
Informatica Corp.†	46,015	1,922,507
Oracle Corp.#	706,824	19,840,550

QLIK Technologies, Inc.†#	63,500	1,611,630

		32,889,143

Entertainment Software - 0.4%

Electronic Arts, Inc.†#	64,576	1,458,126
UbiSoft Entertainment†	232,700	1,655,992

		3,114,118

Instruments-Scientific - 0.2%

Hamamatsu Photonics K.K.#	37,700	1,528,778

Internet Application Software - 0.2%

RealNetworks, Inc.#	178,325	1,649,506

Internet Content-Entertainment - 0.7%

NetEase.com, Inc. ADR†	98,335	4,971,818
Renren, Inc. ADR†	1,156	8,485
Youku.com Inc., Class A†(1)(3)	16	22

		4,980,325

Internet Content-Information/News - 0.5%

Kakaku.com, Inc.#	105,500	3,890,976

Internet Infrastructure Software - 1.5%

Akamai Technologies, Inc.†	134,700	2,955,318
TIBCO Software, Inc.†	381,665	8,541,663

		11,496,981

Lighting Products & Systems - 0.0%

Universal Display Corp.†#	3,200	157,024

Medical Instruments - 0.3%

Medtronic, Inc.	67,500	2,367,225

Medical Products - 0.2%

Stryker Corp.#	28,600	1,396,824

Medical-Biomedical/Gene - 0.7%

Amgen, Inc.	59,400	3,291,057
Celgene Corp.†	38,700	2,301,489

		5,592,546

Metal Processors & Fabrication - 0.7%

Catcher Technology Co., Ltd. GDR	135,622	5,317,739

Multimedia - 0.5%

Time Warner, Inc.#	109,200	3,457,272

Networking Products - 3.6%

Acme Packet, Inc.†#	66,750	3,143,257
BigBand Networks, Inc.†#	60,100	85,943
Calix, Inc.†#	146,700	2,168,226
Cisco Systems, Inc.	885,375	13,882,680
Ixia†#	70,900	609,031
Juniper Networks, Inc.†	190,015	3,977,014
Polycom, Inc.†#	129,880	3,091,144

		26,957,295

Schools - 0.2%

New Oriental Education & Technology Group ADR†	46,400	1,415,200

Semiconductor Components-Integrated Circuits - 3.3%

Analog Devices, Inc.#	135,820	4,484,776
Atmel Corp.†	518,100	4,719,891
Cirrus Logic, Inc.†#	18,760	284,777
Cypress Semiconductor Corp.†#	109,725	1,738,044
Linear Technology Corp.#	85,600	2,450,728
Marvell Technology Group, Ltd.†#	613,400	8,066,210
Maxim Integrated Products, Inc.#	137,980	3,180,439

		24,924,865

Semiconductor Equipment - 2.4%

Applied Materials, Inc.	300,100	3,397,132
ASM Pacific Technology, Ltd.#	165,500	1,709,023
ASML Holding NV#	126,130	4,448,605
Lam Research Corp.†	153,300	5,696,628
Tokyo Electron, Ltd.	64,400	3,074,076

		18,325,464

Software Tools - 0.6%

VMware, Inc., Class A†#	48,760	4,600,994

Telecom Equipment-Fiber Optics - 1.2%

Ciena Corp.†#	153,800	1,882,512
Corning, Inc.	108,800	1,635,264
Finisar Corp.†	64,860	1,197,316
JDS Uniphase Corp.†#	309,900	4,019,403

		8,734,495

Telecommunication Equipment - 1.0%

ADTRAN, Inc.#	230,740	7,166,784

Telephone-Integrated - 0.3%

Softbank Corp.#	57,500	1,897,643

Television - 0.1%

Phoenix New Media, Ltd. ADR†#	146,092	967,129

Toys - 1.8%

Nintendo Co., Ltd.	78,800	13,790,257

Virtual Reality Products - 0.2%

RealD, Inc.†#	127,500	1,791,375

Web Hosting/Design - 0.5%

Equinix, Inc.†#	42,600	4,006,104

Web Portals/ISP - 7.9%

AAC Acoustic Technologies Holdings, Inc.†#	1,050,000	2,198,219
Baidu, Inc. ADR†	91,640	13,359,279
Bitauto Holdings, Ltd. ADR†#	18,900	128,331
Google, Inc., Class A†	72,000	38,949,120
Facebook, Inc., Class A†(1)(2)(3)	19,154	596,592
Facebook, Inc., Class B†(1)(2)(3)	47,699	1,485,685
SINA Corp.†	25,635	2,753,455

		59,470,681

Wireless Equipment - 4.0%

Aruba Networks, Inc.†#	232,920	4,968,184
HTC Corp.	113,750	2,964,374
HTC Corp. GDR	3,741	389,937
QUALCOMM, Inc.	304,909	15,690,617
RF Micro Devices, Inc.†	387,900	2,408,859
Telefonaktiebolaget LM Ericsson ADR	171,850	1,926,438

Telefonaktiebolaget LM Ericsson, Class B	176,580	1,992,320

		30,340,729

Total Common Stock
(cost $695,313,346)		713,443,694

CONVERTIBLE PREFERRED STOCK - 1.0%
Electric-Distribution - 0.1%

Silver Spring Networks Series E 8.00% (1)(2)(3)	46,800	421,200

Internet Content-Information/News - 0.6%

Angie’s List(1)(2)(3)	11,979	847,361
Twitter, Inc. Series E(1)(2)(3)	230,202	3,704,787

		4,552,148

E-Commerce/Service - 0.3%
Groupon, Inc. Series G†(1)(2)(3)	39,859	2,437,344

Total CONVERTIBLE PREFERRED STOCK
(cost $3,187,703)		7,410,692

EQUITY CERTIFICATES - 0.1%
Electronic Parts Distribution - 0.1%

Deutsche Bank AG - Synnex Technology International Corp. †*(1)(3) (cost $614,073)	269,000	681,400

PREFERRED STOCK - 0.1%
E-Commerce/Services - 0.1%

Coupons.com(1)(2)(3) (cost $595,677)	108,436	595,677

Total Long-Term Investment Securities
(cost $699,710,799)		722,131,463

SHORT-TERM INVESTMENT SECURITIES - 11.3%
Collective Investment Pool - 7.8%

Navigator Securities Lending Prime Portfolio(4)(5)	58,129,483	58,129,483

Registered Investment Companies - 0.3%

T. Rowe Price Reserve Investment Fund	2,515,155	2,515,155

Time Deposits - 3.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11	$24,136,000	24,136,000

Total Short-Term Investment Securities
(cost $84,780,638)		84,780,638

TOTAL INVESTMENTS
(cost $784,491,437) (6)	107.6%	806,912,101
Liabilities in excess of other assets	(7.6)	(57,030,675)

NET ASSETS	100.0%	$749,881,426

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $681,400 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2011, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Angie’s List
(Convertible Preferred Stock)	03/15/11	10,644	$752,927
	05/17/11	1,335	94,434
		11,979	847,361	$847,361	$70.74	0.11%

Coupons.com, Inc.
(Preferred Stock)	06/01/11	54,218	595,677
	08/18/11	54,218	0	595,677	5.49	0.08%

		108,436	595,677
Deutsche Bank AG —
Synnex Technology International Corp.
(Equity Certificates)
	09/23/10	269,000	614,073	681,400	2.53	0.09%

Groupon, Inc. Series G
(Convertible Preferred Stock)	12/17/10	39,859	1,259,146	2,437,344	61.15	0.33%

Facebook Inc., Series A
(Common Stock)	08/12/11	19,154	596,592	596,592	31.15	0.08%

Facebook Inc., Series B
(Common Stock)	03/31/11	41,658	1,041,450
	05/19/11	1,988	49,700
	05/19/11	4,053	101,609
		47,699	1,192,759	1,485,685	31.15	0.20%

Silver Spring Networks, Inc.
Series E
(Convertible Preferred Stock)	12/11/09	46,800	468,000	421,200	9.00	0.06%

Twitter, Inc. Series E
(Convertible Preferred Stock)	09/24/09	38,367	613,196
	01/11/11	76,734	0
	08/22/11	115,101	0
		230,202	613,196	3,704,787	16.09	0.49%
Youku.Com, Inc. Class A
(Common Stock)	07/11/11	16	0	22	1.38	0.00%

				$10,770,068		1.44%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $10,770,068 representing 1.4% of net assets.
(4)	At August 31, 2011, the Fund had loaned securities with a total value of $60,855,345. This was secured by collateral of $58,129,483, which was received in cash and subsequently invested in short-term investments currently valued at $58,129,483 as reported in the portfolio of investments. The remaining collateral of $5,006,219 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

United States Treasury Notes/Bonds	1.25% to 3.88%	03/15/12 to 05/15/20
Federal Home Loan Mortgage Corp.	0.71%	02/15/41
Federal National Mortgage Association	2.00%	10/21/25

(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Application Software	$82,148,969	$—	$—	$82,148,969
Computers	87,951,506	—	—	87,951,506
E-Commerce/Services	39,506,755	—	—	39,506,755
Electronic Components - Semiconductors	65,239,858	—	—	65,239,858
Web Portals/ISP	57,388,404	—	2,082,277	59,470,681
Other Industries*	379,125,925	—	—	379,125,925
Convertible Preferred Stock		—	7,410,692	7,410,692
Equity Certificates	—	681,400	—	681,400
Preferred Stock		—	595,677	595,677
Short-Term Investment Securities:
Collective Investment Pool	—	58,129,483	—	58,129,483
Registered Investment Companies	—	2,515,155	—	2,515,155
Time Deposits	—	24,136,000	—	24,136,000

Total	$711,361,417	$85,462,038	$10,088,646	$806,912,101

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock	Equity Certificates
Balance as of 5/31/2011	$3,059,593	$5,322,924	$—	$632,002
Accrued discounts	—	—	—	—
Accrued premiums	—	—	—	—
Realized gain	—	—	—	—
Realized loss	(5,754,683)	—	—	—
Change in unrealized appreciation (1)	4,323,823	2,087,768	—	49,398
Change in unrealized depreciation (1)	—	—	—	—
Net purchases	596,591	—	595,677	—
Net sales	(143,047)	—	—	—
Transfers into Level 3(2)	—	—	—	—
Transfers out of Level 3(2)	—	—	—	(681,400)

Balance as of 8/31/2011	$2,082,277	$7,410,692	$595,677	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock	Equity Certificates
$133,643	$2,087,768	$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

SCHEDULE OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.0%
Advertising Agencies - 0.9%
MDC Partners, Inc., Class A	42,343	$675,371

Aerospace/Defense-Equipment - 2.9%
BE Aerospace, Inc.†	19,500	679,185
Heico Corp.	35,750	1,382,452

		2,061,637

Apparel Manufacturers - 2.4%
G-III Apparel Group, Ltd.†#	26,500	748,890
Under Armour, Inc., Class A†#	13,600	963,696

		1,712,586

Auto/Truck Parts & Equipment-Replacement - 0.8%
Commercial Vehicle Group, Inc.†	83,900	603,241

Banks-Commercial - 1.1%
IBERIABANK Corp.#	15,900	765,426

Chemicals-Specialty - 0.7%
Balchem Corp.#	13,000	536,900

Commercial Services - 1.3%
HMS Holdings Corp.†	36,200	949,526

Commercial Services-Finance - 1.5%
Wright Express Corp.†#	25,100	1,057,714

Computer Data Security - 1.3%
Fortinet, Inc.†	49,500	946,935

Consulting Services - 1.7%
Gartner, Inc.†	20,300	723,086
ICF International, Inc.†#	22,400	507,808

		1,230,894

Containers-Paper/Plastic - 1.3%
Rock-Tenn Co., Class A	17,500	939,225

Dental Supplies & Equipment - 1.2%
Align Technology, Inc.†	44,000	840,400

Distribution/Wholesale - 1.7%
LKQ Corp.†	48,200	1,233,920

Diversified Manufacturing Operations - 1.0%
LSB Industries, Inc.†	17,900	715,105

Diversified Operations/Commercial Services - 1.0%
FirstService Corp.†	23,555	752,111

E-Commerce/Services - 1.7%
Ancestry.com, Inc.†#	34,500	1,231,995

E-Marketing/Info - 1.3% comScore, Inc.†#	59,580	950,301

E-Services/Consulting - 0.9%
Sapient Corp.#	62,900	674,917

Electric Products-Misc. - 0.9%
GrafTech International, Ltd.†#	41,600	653,120

Electronic Components-Misc. - 0.3%
SemiLEDs Corp.†#	43,921	226,193

Electronic Components-Semiconductors - 3.0%
Inphi Corp.†	60,590	487,144
Netlogic Microsystems, Inc.†	34,600	1,038,692
Silicon Laboratories, Inc.†#	18,900	653,373

		2,179,209

Enterprise Software/Service - 3.9%
Concur Technologies, Inc.†#	20,500	857,310
Informatica Corp.†	19,600	818,888
Ultimate Software Group, Inc.†	21,900	1,107,921

		2,784,119

Filtration/Separation Products - 0.6%
CLARCOR, Inc.	8,650	402,571

Finance-Consumer Loans - 1.7%
Portfolio Recovery Associates, Inc.†#	16,400	1,199,332

Finance-Other Services - 2.1%
Higher One Holdings, Inc.†	52,200	835,200
MarketAxess Holdings, Inc.	24,028	708,345

		1,543,545

Food-Misc. - 1.4%
Diamond Foods, Inc.#	12,900	1,017,294

Food-Wholesale/Distribution - 0.6%
Chefs’ Warehouse Holdings LLC†	29,800	432,100

Footwear & Related Apparel - 2.3%
CROCS, Inc.†#	37,200	1,017,792
Deckers Outdoor Corp.†#	7,300	649,408

		1,667,200

Hotel/Motels - 1.0%
Gaylord Entertainment Co.†#	27,300	686,322

Human Resources - 1.5%
Team Health Holdings, Inc.†	57,400	1,072,806

Instruments-Controls - 0.8%
Elster Group SE†	34,937	600,916

Insurance-Property/Casualty - 0.4%
Amtrust Financial Services, Inc.	11,340	274,315

Internet Content-Information/News - 0.9%
Dice Holdings, Inc.†#	65,730	663,216

Internet Telephone - 1.5%
j2 Global Communications, Inc.#	34,900	1,115,055

Investment Management/Advisor Services - 0.9%
Financial Engines, Inc.†#	27,600	614,928

Machinery-General Industrial - 1.8%
Altra Holdings, Inc.†#	32,960	511,539
Gardner Denver, Inc.	10,300	811,537

		1,323,076

Medical Instruments - 1.0%
Dexcom, Inc.†#	61,000	733,830

Medical Products - 2.0%
ABIOMED, Inc.†	23,400	291,096
Cyberonics, Inc.†#	17,500	493,675
Zoll Medical Corp.†	15,300	683,604

		1,468,375

Medical-Biomedical/Gene - 3.8%
Aegerion Pharmaceuticals, Inc.†	24,000	348,480
Amarin Corp PLC ADR†	34,700	399,397
Myriad Genetics, Inc.†	24,800	491,784
NPS Pharmaceuticals, Inc.†#	92,000	686,320
Seattle Genetics, Inc.†#	47,900	832,981

		2,758,962

Medical-Drugs - 2.5%
Endocyte, Inc.†	31,200	341,952
Medivation, Inc.†	30,800	498,036

Pharmasset, Inc.†	7,600	998,032

		1,838,020

Metal Processors & Fabrication - 1.4%

RBC Bearings, Inc.†	29,770	1,040,462

Networking Products - 1.7%

Netgear, Inc.†	19,500	542,295
Polycom, Inc.†	27,600	656,880

		1,199,175

Non-Ferrous Metals - 0.9%

Globe Specialty Metals, Inc.#	39,547	662,412

Oil Companies-Exploration & Production - 2.2%

Berry Petroleum Co., Class A#	21,919	1,074,689
Comstock Resources, Inc.†#	26,400	537,240

		1,611,929

Oil Field Machinery & Equipment - 3.0%

Complete Production Services, Inc.†	38,900	1,130,434
Dril-Quip, Inc.†	15,903	1,028,924

		2,159,358

Oil-Field Services - 2.6%

CARBO Ceramics, Inc.	4,610	738,292
Core Laboratories NV	10,440	1,164,895

		1,903,187

Patient Monitoring Equipment - 1.0%

Masimo Corp.#	30,400	749,968

Pharmacy Services - 1.3%

Catalyst Health Solutions, Inc.†#	18,100	972,332

Physicians Practice Management - 0.7%

Healthways, Inc.†	42,000	527,520

Quarrying - 1.2%

Compass Minerals International, Inc.#	11,900	899,759

Research & Development - 0.7%

AVEO Pharmaceuticals, Inc.†	31,100	528,078

Retail-Apparel/Shoe - 0.2%

Francesca’s Holdings Corp.†	6,100	139,873

Retail-Gardening Products - 1.5%

Tractor Supply Co.	17,100	1,049,427

Retail-Perfume & Cosmetics - 1.7%

Ulta Salon Cosmetics & Fragrance, Inc.†	20,800	1,228,864

Retail-Restaurants - 1.1%

BJ’s Restaurants, Inc.†#	17,200	794,124

Schools - 1.7%

American Public Education, Inc.†#	17,300	713,106
Grand Canyon Education, Inc.†	30,690	477,229

		1,190,335

Semiconductor Components-Integrated Circuits - 2.3%

Hittite Microwave Corp.†	14,100	765,912
O2Micro International, Ltd. ADR†	71,900	332,897
Power Integrations, Inc.#	17,100	549,594

		1,648,403

Telecom Equipment-Fiber Optics - 0.6%

Oclaro, Inc.†#	107,500	456,875

Telecommunication Equipment - 1.3%

ADTRAN, Inc.#	30,100	934,906

Therapeutics - 1.7%

BioMarin Pharmaceutical, Inc.†	41,500	1,227,777

Transactional Software - 0.6%

VeriFone Systems, Inc.†	12,700	447,294

Transport-Truck - 2.6%

Old Dominion Freight Line, Inc.†	28,200	905,784
Roadrunner Transportation Systems, Inc.†#	64,909	997,002

		1,902,786

Veterinary Diagnostics - 0.9%

Neogen Corp.†#	19,400	673,568

Virtual Reality Products - 1.2%

RealD, Inc.†#	63,210	888,101

Vitamins & Nutrition Products - 1.3%

Vitamin Shoppe, Inc.†#	21,500	952,450

Wireless Equipment - 1.0%

Aruba Networks, Inc.†#	34,500	735,885

Total Long-Term Investment Securities (cost $63,484,477)		69,657,556

SHORT-TERM INVESTMENT SECURITIES - 10.6%
Collective Investment Pool - 10.6%

Navigator Securities Lending Prime Portfolio (cost $7,705,281)(1)	7,705,282	7,705,282

REPURCHASE AGREEMENT - 9.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/31/2011, to be repurchased 09/01/2011 in the amount of $6,524,000 and collateralized by $6,550,000 of Federal National Mortgage Association, bearing interest at 3.20% due 09/15/2020 and having approximate value of $6,656,438 (cost$ 6,524,000)	$6,524,000	6,524,000

TOTAL INVESTMENTS (cost $77,713,758)(3)	115.6%	83,886,838
Liabilities in excess of other assets	(15.6)	(11,296,664)

NET ASSETS	100.0%	$72,590,174

t	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$69,657,556	$—	$—	$69,657,556
Collective Investment Pool	—	7,705,282	—	7,705,282
Repurchase Agreement	—	6,524,000	—	6,524,000

Total	$69,657,556	$14,229,282	$—	$83,886,838

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.8%
Advanced Materials - 0.3%

Core Molding Technologies, Inc.†	25,700	$221,791
Hexcel Corp.†	22,300	512,231
STR Holdings, Inc.†#	24,600	278,964

		1,012,986

Advertising Agencies - 0.6%

Interpublic Group of Cos., Inc.	215,623	1,860,826

Aerospace/Defense - 0.4%

Aerovironment, Inc.†#	34,625	992,352
TransDigm Group, Inc.†	3,100	284,766

		1,277,118

Aerospace/Defense-Equipment - 0.8%

AAR Corp.#	84,786	2,000,102
LMI Aerospace, Inc.†	12,100	238,612
Moog, Inc., Class A†	7,000	279,160

		2,517,874

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†	4,700	160,834

Agricultural Operations - 0.0%

MGP Ingredients, Inc.	13,100	80,303

Airlines - 0.1%

Allegiant Travel Co.†	6,200	291,090
Pinnacle Airlines Corp.†	16,700	60,120

		351,210

Alternative Waste Technology - 0.8%

Darling International, Inc.†#	150,600	2,537,610

Apparel Manufacturers - 0.2%

Carter’s, Inc.†#	6,000	185,580
True Religion Apparel, Inc.†	500	15,250
Under Armour, Inc., Class A†#	6,800	481,848

		682,678

Applications Software - 1.0%

Actuate Corp.†	25,000	159,250
Bsquare Corp.†	13,900	65,330
Callidus Software, Inc†	19,500	94,380
China TransInfo Technology Corp.†	14,800	54,316
EPIQ Systems, Inc.#	21,700	271,684
PDF Solutions, Inc.†	48,200	242,446
Progress Software Corp.†	19,650	409,309
Quest Software, Inc.†	101,782	1,753,704
RealPage, Inc.†#	1,200	24,984

		3,075,403

Auto Repair Centers - 0.3%

Midas, Inc.†	13,400	107,870
Monro Muffler Brake, Inc.#	16,425	649,280
TravelCenters of America LLC†	24,000	111,600

		868,750

Auto-Cars/Light Trucks - 0.0%

Tesla Motors, Inc.†#	1,200	29,688

Auto/Truck Parts & Equipment-Original - 2.6%

Dana Holding Corp.†#	131,286	1,673,896
Miller Industries, Inc.	10,000	194,300
Modine Manufacturing Co.†#	142,544	1,642,107
SORL Auto Parts, Inc.†	15,300	52,785
Strattec Security Corp.(3)	8,300	217,958
Titan International, Inc.#	104,294	2,242,321
TRW Automotive Holdings Corp.†	42,333	1,764,863

		7,788,230

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	6,700	48,173

Banks-Commercial - 5.2%

1st United Bancorp, Inc.†	14,300	76,505
Alliance Financial Corp.	4,500	136,350
American River Bankshares†	19,500	97,890
Ameris Bancorp†	11,900	109,480
Banner Corp.	8,471	130,962
Bryn Mawr Bank Corp.	6,400	121,664
Camden National Corp.	3,300	92,796
Capital City Bank Group, Inc.	9,600	97,632
Citizens Holding Co.	4,500	81,720
CNB Financial Corp.	8,500	115,260
CoBiz Financial, Inc.	10,900	62,239
Commerce Bancshares, Inc.	39,047	1,545,090
East West Bancorp, Inc.	116,641	1,946,738
Enterprise Bancorp, Inc.	10,621	148,269
Enterprise Financial Services Corp.	10,000	148,000
Farmers Capital Bank Corp.†	20,900	90,497
Financial Institutions, Inc.	6,500	102,440
First Community Bancshares, Inc.	9,300	110,484
First Merchants Corp.	14,728	111,785
Glacier Bancorp, Inc.#	25,571	294,322
Heritage Commerce Corp.†	25,500	108,885
Heritage Financial Corp.	8,300	96,861
LNB Bancorp, Inc.	16,300	71,068
Merchants Bancshares, Inc.	4,600	125,258
Northrim BanCorp, Inc.	7,100	137,669
Ohio Valley Banc Corp.	6,400	107,328
Pacific Continental Corp.	13,000	107,120
Pinnacle Financial Partners, Inc.†	6,200	78,616
Preferred Bank†	3,320	26,660
Prosperity Bancshares, Inc.#	10,700	404,995
Sierra Bancorp	9,400	98,888
Signature Bank†	11,600	645,076
Southwest Bancorp, Inc.†	13,500	68,850
Suffolk Bancorp	9,100	74,620
Synovus Financial Corp.#	53,800	78,010
TCF Financial Corp.	19,100	199,404
Tennessee Commerce Bancorp, Inc.†	18,800	20,680
Texas Capital Bancshares, Inc.†#	94,549	2,427,073
United Community Banks, Inc.†	10,100	104,535
United Security Bancshares†	18,587	58,363
Valley National Bancorp.#	24,831	295,241
Virginia Commerce Bancorp, Inc.†	17,900	104,715
Washington Banking Co.	13,800	153,180
Washington Trust Bancorp, Inc.#	7,800	168,402
West Bancorporation, Inc.	18,344	161,794
Westamerica Bancorporation#	7,800	330,798
Western Alliance Bancorp†	29,900	182,091
Wilshire Bancorp, Inc.†	34,400	105,952
Wintrust Financial Corp.#	60,035	1,895,905
Zions Bancorporation	86,245	1,504,113

		15,562,273

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	4,200	48,720

Beverages-Non-alcoholic - 0.0%

SkyPeople Fruit Juice, Inc.†	21,900	48,618

Brewery - 0.0%

Craft Brewers Alliance, Inc.†	18,800	112,424

Broadcast Services/Program - 0.1%

Fisher Communications, Inc.†	6,000	159,060
Outdoor Channel Holdings, Inc.†	18,800	129,532

		288,592

Building & Construction Products-Misc. - 0.2%

Gibraltar Industries, Inc.†	6,950	61,716
Interline Brands, Inc.†	13,300	192,850
Quanex Building Products Corp.	20,400	263,364

		517,930

Building & Construction-Misc. - 0.0%

Insituform Technologies, Inc., Class A†#	5,500	90,915

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.#	1,100	77,913

Building-Maintance & Services - 0.6%

ABM Industries, Inc.#	84,815	1,733,619

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	3,400	123,658
Skyline Corp.	6,500	70,980

		194,638

Building-Residential/Commercial - 0.1%

Meritage Homes Corp.†#	13,200	247,236
Standard Pacific Corp.†#	20,300	52,171

		299,407

Cable/Satellite TV - 0.1%

Knology, Inc.†#	15,700	213,991

Casino Hotels - 0.1%

Monarch Casino & Resort, Inc.†	15,000	152,550

Casino Services - 0.4%

Bally Technologies, Inc.†	37,674	1,182,210
Multimedia Games, Inc.†	26,700	131,631

		1,313,841

Chemicals-Diversified - 1.7%

FMC Corp.	23,547	1,787,924
Innophos Holdings, Inc.	55,645	2,315,388
Rockwood Holdings, Inc.†	17,300	882,300

		4,985,612

Chemicals-Plastics - 0.7%

Landec Corp.†	18,600	110,670
PolyOne Corp.#	154,322	1,949,087

		2,059,757

Chemicals-Specialty - 0.0%

KMG Chemicals, Inc.	7,800	117,936

Circuit Boards - 0.1%

DDi Corp.	11,000	83,380
UQM Technologies, Inc.†	57,300	123,768

		207,148

Coal - 0.3%

Cloud Peak Energy, Inc.†#	22,900	458,000
Walter Energy, Inc.	3,200	261,568
Westmoreland Coal Co.†#	7,400	76,590

		796,158

Commercial Services - 1.1%

CPI Corp.	10,200	88,434
HMS Holdings Corp.†	13,200	346,236
Intersections, Inc.	12,500	190,000
Mac-Gray Corp.	10,700	148,302
Providence Service Corp.†	7,700	81,928
Quanta Services, Inc.†	7,617	146,170
RPX Corp.†	2,100	56,910
Team, Inc.†#	95,752	2,388,055

		3,446,035

Commercial Services-Finance - 0.6%

Global Payments, Inc.	7,100	325,393
Green Dot Corp., Class A†#	1,300	42,510
SEI Investments Co.	76,026	1,300,805

		1,668,708

Communications Software - 0.1%

Digi International, Inc.†	13,300	167,181
Velti PLC†	5,600	52,976

		220,157

Computer Aided Design - 0.5%

Parametric Technology Corp.†	85,045	1,530,810

Computer Data Security - 0.1%

Fortinet, Inc.†	10,100	193,213

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	4,200	49,182

Computer Services - 0.1%

Carbonite, Inc.†#	6,100	90,341
Dynamics Research Corp.†	10,000	98,500
Tier Technologies, Inc.†	23,100	85,239

		274,080

Computer Software - 0.2%

Avid Technology, Inc.†#	12,000	118,080
DynaVox, Inc., Class A†	10,000	67,500
SS&C Technologies Holdings, Inc.†	19,100	314,959

		500,539

Computers-Integrated Systems - 1.0%

3D Systems Corp.†#	19,600	356,132
Adept Technology, Inc.†	23,000	91,310
Jack Henry & Associates, Inc.	83,909	2,453,499
Mercury Computer Systems, Inc.†	5,800	80,678
Radisys Corp.†	15,700	118,378

		3,099,997

Computers-Memory Devices - 0.1%

Dot Hill Systems Corp.†	87,300	153,648
NetList, Inc.†	37,900	69,357
Xyratex, Ltd.#	12,000	102,960

		325,965

Computers-Periphery Equipment - 0.2%

iGo, Inc.†	35,000	47,250
Immersion Corp.†	25,600	179,968

Synaptics, Inc.†	11,400	278,502

		505,720

Consulting Services - 0.7%

China Direct, Inc.†	54,700	50,876
Forrester Research, Inc.	3,900	131,430
Hackett Group, Inc.†	27,900	105,741
Information Services Group, Inc.†	42,400	55,120
MAXIMUS, Inc.	49,629	1,835,777
Zillow, Inc.†#	1,100	40,898

		2,219,842

Consumer Products-Misc. - 0.3%

Alpha Pro Tech, Ltd.†	30,000	34,800
Kid Brands, Inc.†	18,000	67,140
Prestige Brands Holdings, Inc.†#	86,435	930,905

		1,032,845

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.	3,421	19,431

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	6,100	206,851

Diagnostic Kits - 0.2%

Meridian Bioscience, Inc.#	24,700	456,950

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†	18,400	69,736

Distribution/Wholesale - 1.3%

Beacon Roofing Supply, Inc.†#	100,846	1,871,702
Owens & Minor, Inc.#	54,840	1,614,490
Pool Corp.#	11,511	298,480

		3,784,672

Diversified Manufacturing Operations - 1.4%

A.O. Smith Corp.	2,650	104,119
AZZ, Inc.#	5,500	260,315
Colfax Corp.†#	6,600	165,528
EnPro Industries, Inc.†#	11,600	450,312
ESCO Technologies, Inc.	11,500	355,005
GP Strategies Corp.†	13,700	170,702
Koppers Holdings, Inc.	12,300	408,729
Lydall, Inc.†	14,100	153,831
Matthews International Corp., Class A	1,300	43,433
Park-Ohio Holdings Corp.†	9,200	146,004
Trinity Industries, Inc.#	69,045	1,902,880

		4,160,858

Diversified Minerals - 0.1%

AMCOL International Corp.#	8,300	241,530

Diversified Operations - 0.0%

Resource America, Inc., Class A	31,400	141,300

Drug Delivery Systems - 0.1%

Antares Pharma, Inc.†	67,700	165,188

E-Commerce/Products - 0.0%

Stamps.com, Inc.	6,300	123,732

E-Commerce/Services - 0.0%

OpenTable, Inc.†	1,200	73,188

E-Marketing/Info - 0.8%

Active Network, Inc.†#	7,600	122,968
ValueClick, Inc.†	146,289	2,238,222

		2,361,190

E-Services/Consulting - 0.2%

Keynote Systems, Inc.	7,000	168,210
Saba Software, Inc.†	15,700	109,272
Sapient Corp.	17,400	186,702

		464,184

Electric Products-Misc. - 0.7%

GrafTech International, Ltd.†#	115,935	1,820,179
Graham Corp.	11,100	186,813

		2,006,992

Electric-Integrated - 0.7%

Cleco Corp.	3,400	120,802
El Paso Electric Co.	12,200	421,998
Empire District Electric Co.	6,500	134,875
NorthWestern Corp.	5,000	169,550
NV Energy, Inc.	15,000	223,800
OGE Energy Corp.	9,500	475,475
PNM Resources, Inc.	23,100	345,576
Unisource Energy Corp.	7,900	299,094

		2,191,170

Electronic Components-Misc. - 0.7%

OSI Systems, Inc.†	50,308	1,956,981
Pulse Electronics Corp.	30,400	102,144

		2,059,125

Electronic Components-Semiconductors - 2.6%

Advanced Analogic Technologies, Inc.†	3,000	18,000
AuthenTec, Inc.†	79,200	229,680
Cavium, Inc.†	5,700	183,483
Diodes, Inc.†#	13,850	277,277
GT Advanced Technologies, Inc.†#	11,100	135,531
Intersil Corp., Class A	21,600	242,568
Kopin Corp.†#	17,100	64,638
Lattice Semiconductor Corp.†#	334,094	1,880,949
Mindspeed Technologies, Inc.†	2,902	16,832
Netlogic Microsystems, Inc.†#	61,442	1,844,489
PMC - Sierra, Inc.†	65,500	398,895
Semtech Corp.†#	100,047	2,134,002
Silicon Laboratories, Inc.†#	12,600	435,582
Supertex, Inc.†#	3,900	76,089

		7,938,015

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	55,700	514,668

Electronic Measurement Instruments - 0.2%

CyberOptics Corp.†	18,900	164,241
LeCroy Corp.†	14,300	129,415
Measurement Specialties, Inc.†	6,000	187,380
National Instruments Corp.	2,800	71,204
Orbotech, Ltd.†	13,300	150,157

		702,397

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	37,053	1,156,054

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	4,500	303,480

Energy-Alternate Sources - 0.1%

Ascent Solar Technologies, Inc.†	33,000	30,990
Comverge, Inc.†	17,400	42,282
FuelCell Energy, Inc.†	49,000	57,820
Headwaters, Inc.†	31,900	68,585
Ocean Power Technologies, Inc.†	17,900	67,841

		267,518

Enterprise Software/Service - 2.5%

American Software, Inc., Class A	21,500	173,720
Ariba, Inc.†#	86,979	2,359,740
Concur Technologies, Inc.†#	11,100	464,202
Informatica Corp.†	1,300	54,314
MedAssets, Inc.†	10,200	116,586
Omnicell, Inc.†#	91,397	1,429,449
Open Text Corp.†#	36,391	2,147,069
Opnet Technologies, Inc.	6,200	213,900
PROS Holdings, Inc.†#	8,700	137,982
QLIK Technologies, Inc.†	6,900	175,122
Taleo Corp., Class A†	6,600	170,346

		7,442,430

Entertainment Software - 0.0%

Glu Mobile, Inc.†	33,100	100,955

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	12,600	389,340

Finance-Consumer Loans - 0.0%

ASTA Funding, Inc.	13,200	110,352

Finance-Investment Banker/Broker - 0.7%

Diamond Hill Investment Group, Inc.	1,700	124,253
Evercore Partners, Inc., Class A#	62,991	1,652,254
Gleacher & Co., Inc.†#	20,600	26,574
JMP Group, Inc.	16,300	110,677
KBW, Inc.#	6,400	93,632
Penson Worldwide, Inc.†#	15,800	32,232
Piper Jaffray Cos.†#	5,100	121,533

		2,161,155

Finance-Leasing Companies - 0.1%

California First National Bancorp	11,900	204,442

Finance-Mortgage Loan/Banker - 0.1%

Federal Agricultural Mtg. Corp., Class C	9,600	192,768

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd.	14,300	192,907
MGIC Investment Corp.†#	14,800	38,480
Radian Group, Inc.#	29,500	98,235

		329,622

Food-Baking - 0.1%

Flowers Foods, Inc.	7,800	148,590

Food-Canned - 0.8%

Seneca Foods Corp., Class B†	600	13,854
TreeHouse Foods, Inc.†#	42,756	2,342,174

		2,356,028

Food-Dairy Products - 0.1%

Dean Foods Co.†	20,600	177,984

Food-Misc. - 0.8%

Corn Products International, Inc.	41,693	1,949,565
John B. Sanfilippo & Son, Inc.†	12,100	101,156
Overhill Farms, Inc.†	18,500	83,065
Senomyx, Inc.†	47,700	203,679

		2,337,465

Food-Retail - 0.2%

Fresh Market, Inc.†	12,600	486,486

Food-Wholesale/Distribution - 0.7%

United Natural Foods, Inc.†#	51,862	2,109,227

Footwear & Related Apparel - 0.0%

Heelys, Inc.†	56,600	118,860

Gambling (Non-Hotel) - 0.0%

Dover Downs Gaming & Entertainment, Inc.	5,034	13,239

Garden Products - 0.2%

Toro Co.	9,900	540,243

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.	1,500	61,185
Delta Natural Gas Co., Inc.	3,800	127,984
Southwest Gas Corp.	12,800	473,856
UGI Corp.	66,535	1,980,082

		2,643,107

Gold Mining - 0.6%

Allied Nevada Gold Corp.†#	16,355	679,223
Detour Gold Corp.	19,694	738,852
Franco-Nevada Corp.	9,800	422,202
Sandstorm Gold, Ltd.	28,600	42,054

		1,882,331

Hazardous Waste Disposal - 0.0%

EnergySolutions, Inc.†	11,300	39,889

Heart Monitors - 0.0%

HeartWare International, Inc.†#	1,500	94,215

Home Furnishings - 0.5%

American Woodmark Corp.	9,000	142,740
Ethan Allen Interiors, Inc.#	70,482	1,211,586
Furniture Brands International, Inc.†	32,000	89,920
Sealy Corp.†	55,400	113,016

		1,557,262

Hotel/Motels - 0.1%

Gaylord Entertainment Co.†#	10,600	266,484

Housewares - 0.1%

Libbey, Inc.†#	11,200	145,152
Lifetime Brands, Inc.	8,000	84,800

		229,952

Human Resources - 0.3%

Barrett Business Services, Inc.	13,000	186,030
CTPartners Executive Search, Inc.†	3,400	17,782
Hudson Highland Group, Inc.†	23,600	124,136
Kforce, Inc.†	21,200	220,056
Korn/Ferry International†	9,000	146,340
On Assignment, Inc.†	20,000	152,000

		846,344

Independent Power Producers - 0.2%

GenOn Energy, Inc.†	150,180	456,547
Synthesis Energy Systems, Inc.†#	4,300	7,353

		463,900

Industrial Audio & Video Products - 0.1%

Iteris, Inc.†	76,210	89,928
SRS Labs, Inc.†	14,700	121,128

		211,056

Instruments-Controls - 0.3%

Elster Group SE ADR†#	21,000	361,200
Watts Water Technologies, Inc., Class A#	14,000	396,480
Woodward, Inc.	5,700	184,794

		942,474

Insurance Brokers - 0.5%

Arthur J. Gallagher & Co.	53,179	1,500,180
Brown & Brown, Inc.	4,800	100,848

		1,601,028

Insurance-Life/Health - 0.1%

Independence Holding Co.	18,600	154,008

Insurance-Multi-line - 0.0%

Fortegra Financial Corp.†#	9,600	49,440

Insurance-Property/Casualty - 1.7%

FPIC Insurance Group, Inc.†#	36,833	1,544,040
Hallmark Financial Services, Inc.†	13,000	90,220
Hanover Insurance Group, Inc.	27,835	988,699
HCC Insurance Holdings, Inc.	13,100	383,044
Infinity Property & Casualty Corp.	12,200	622,810
Markel Corp.†#	1,200	472,776
RLI Corp.#	5,200	328,744
SeaBright Insurance Holdings, Inc.#	9,700	61,207
Selective Insurance Group, Inc.	26,500	403,065
Stewart Information Services Corp.	13,200	125,796
Universal Insurance Holdings, Inc.	28,300	121,690

		5,142,091

Internet Application Software - 0.1%

Vocus, Inc.†	7,200	155,016

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†	4,400	62,392
PC-Tel, Inc.†	21,200	135,044

		197,436

Internet Content-Information/News - 0.1%

Bankrate, Inc.†	14,700	244,755

Internet Infrastructure Software - 0.7%

Openwave Systems, Inc.†	75,400	144,014
support.com, Inc.†	31,500	78,435
TIBCO Software, Inc.†	83,421	1,866,962

		2,089,411

Internet Security - 0.2%

Blue Coat Systems, Inc.†#	1,500	22,020
Sourcefire, Inc.†#	12,100	334,202
Zix Corp.†	41,500	141,100

		497,322

Investment Companies - 0.2%
Arlington Asset Investment Corp., Class A	6,300	162,540
Gladstone Capital Corp.	12,000	97,080
Kohlberg Capital Corp.	16,700	108,717
NGP Capital Resources Co.	13,000	92,430
TICC Capital Corp.	10,000	95,500

		556,267

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	17,005	1,482,156
Cohen & Steers, Inc.#	11,200	433,216
Financial Engines, Inc.†	16,600	369,848
Pzena Investment Management, Inc., Class A	3,700	17,168
Waddell & Reed Financial, Inc., Class A	7,800	243,516

		2,545,904

Lasers-System/Components - 1.3%

Cymer, Inc.†#	44,662	1,807,025
Electro Scientific Industries, Inc.†#	118,619	1,793,519
Newport Corp.†	9,100	117,754
Rofin-Sinar Technologies, Inc.†	10,800	249,372

		3,967,670

Leisure Products - 0.3%

Brunswick Corp.#	45,600	724,584
Marine Products Corp.†	23,100	128,667

		853,251

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.	19,200	883,968

Machinery-Construction & Mining - 0.0%

Terex Corp.†#	3,700	59,681

Machinery-General Industrial - 2.0%

DXP Enterprises, Inc.†	9,100	219,219
Gardner Denver, Inc.	36,195	2,851,804
IDEX Corp.#	58,371	2,170,234
Kadant, Inc.†	7,300	170,090
Middleby Corp.†#	3,100	249,751
Tennant Co.#	6,200	272,552
Wabtec Corp.	3,100	188,759

		6,122,409

Machinery-Material Handling - 0.1%

Cascade Corp.	4,600	196,650

Machinery-Pumps - 0.1%

Graco, Inc.	11,300	446,124

Medical Instruments - 0.4%

AngioDynamics, Inc.†	5,300	76,320
Bruker Corp.†	10,800	153,684
Cardiovascular Systems, Inc.†	12,200	156,770
CryoLife, Inc.†	17,000	86,870
Edwards Lifesciences Corp.†	1,200	90,540
Integra LifeSciences Holdings Corp.†#	3,000	119,640
Stereotaxis, Inc.†#	11,800	15,340
Synergetics USA, Inc.†	31,361	170,917
TranS1, Inc.†	40,300	171,275
Vascular Solutions, Inc.†	15,000	180,900

		1,222,256

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	18,900	53,487
Palomar Medical Technologies, Inc.†	11,000	88,550

		142,037

Medical Products - 2.8%

Accuray, Inc.†#	1,037	5,123
Cardica, Inc.†	33,400	76,152
Chindex International, Inc.†	7,100	74,976
Cooper Cos., Inc.	29,749	2,239,207
Greatbatch, Inc.†	81,313	1,817,345
Hanger Orthopedic Group, Inc.†	95,410	1,791,800
PSS World Medical, Inc.†#	5,800	136,764
Span-America Medical Systems, Inc.	6,200	88,722
Synovis Life Technologies, Inc.†	8,400	143,220
Teleflex, Inc.#	29,942	1,722,264
Tornier NV†	1,600	37,424
Wright Medical Group, Inc.†	11,200	171,696

		8,304,693

Medical Sterilization Products - 0.1%

STERIS Corp.#	9,200	296,056

Medical-Biomedical/Gene - 3.3%

Affymax, Inc.†	17,200	80,668
Alexion Pharmaceuticals, Inc.†	6,000	347,670
AMAG Pharmaceuticals, Inc.†#	3,900	55,068
American Oriental Bioengineering, Inc.†	40,800	42,432
Anadys Pharmaceuticals, Inc.†	49,400	35,351
Arqule, Inc.†	30,600	133,416
Astex Pharmaceuticals†	59,400	127,710
Bio-Rad Laboratories, Inc., Class A†	19,229	1,929,438
Biosante Pharmaceuticals, Inc.†	68,800	180,256
Celldex Therapeutics, Inc.†	5,500	17,160
Charles River Laboratories International, Inc.†	53,815	1,782,353
Cubist Pharmaceuticals, Inc.†#	69,649	2,416,124
Curis, Inc.†	53,900	172,480
Enzo Biochem, Inc.†	33,500	97,820
Exelixis, Inc.†#	28,400	212,432
GTx, Inc.†	37,700	136,474
Incyte Corp., Ltd.†#	34,400	552,808
Maxygen, Inc.	18,100	99,731
Medicines Co.†	12,200	177,876
Oncothyreon, Inc.†	21,500	154,370
Regeneron Pharmaceuticals, Inc.†#	12,600	743,778
Repligen Corp.†	34,500	113,160
Sangamo Biosciences, Inc.†	16,900	91,429
Seattle Genetics, Inc.†#	6,700	116,513
Vical, Inc.†	60,285	218,834

		10,035,351

Medical-Drugs - 2.2%

Alkermes PLC†	17,000	294,780
Array Biopharma, Inc.†	32,900	70,077
BioSpecifics Technologies Corp.†	5,200	91,000
Cumberland Pharmaceuticals, Inc.†	12,800	79,744
Cytori Therapeutics, Inc.†	17,000	56,100
Endo Pharmaceuticals Holdings, Inc.†	60,164	1,919,833
Idenix Pharmaceuticals, Inc.†#	16,800	97,608
Myriad Pharmaceuticals, Inc.†	28,100	76,151
Pharmasset, Inc.†	6,000	787,920
Pozen, Inc.†	15,600	44,148
Rigel Pharmaceuticals, Inc.†	9,900	78,012
Sciclone Pharmaceuticals, Inc.†	33,600	157,248
Targacept, Inc.†	1,300	21,164
Vanda Pharmaceuticals, Inc.†	16,600	100,596
Viropharma, Inc.†	130,007	2,575,439
XenoPort, Inc.†	7,800	57,018
Zalicus, Inc.†	101,600	162,560

		6,669,398

Medical-HMO - 1.2%

AMERIGROUP Corp.†	15,100	746,997
Centene Corp.†	18,600	593,154
Healthspring, Inc.†	56,892	2,221,064
Metropolitan Health Networks, Inc.†	27,500	141,075

		3,702,290

Medical-Hospitals - 1.1%

Health Management Associates, Inc., Class A†	45,900	377,298
LifePoint Hospitals, Inc.†	9,700	355,990
MedCath Corp.†	12,900	179,310
Universal Health Services, Inc., Class B#	52,872	2,199,475
Vanguard Health Systems, Inc.†	8,300	107,402

		3,219,475

Medical-Outpatient/Home Medical - 0.8%

Amsurg Corp.†#	88,093	1,993,544
Gentiva Health Services, Inc.†	53,008	403,391

		2,396,935

Metal Processors & Fabrication - 0.5%

Dynamic Materials Corp.	8,100	163,782
Haynes International, Inc.	7,700	446,831
NN, Inc.†	14,900	114,730
RBC Bearings, Inc.†	11,100	387,945
Sun Hydraulics Corp.#	8,400	247,296

		1,360,584

Mining - 0.0%

Vista Gold Corp.†	24,300	82,863

Miscellaneous Manufacturing - 0.7%

Aptargroup, Inc.	35,952	1,814,857
John Bean Technologies Corp.	13,100	206,980

		2,021,837

Multimedia - 0.1%

Media General, Inc., Class A†	13,200	29,568
Meredith Corp.#	11,600	299,280

		328,848

Networking Products - 0.1%

BigBand Networks, Inc.†	50,300	71,929
Ixia†#	25,300	217,327
Meru Networks, Inc.†#	5,000	45,700

		334,956

Non-Hazardous Waste Disposal - 0.9%

Waste Connections, Inc.#	75,450	2,609,815

Office Furnishings-Original - 0.1%

Knoll, Inc.	12,900	204,078

Oil & Gas Drilling - 0.5%

Patterson-UTI Energy, Inc.	65,318	1,596,372

Oil Companies-Exploration & Production - 2.8%

Bill Barrett Corp.†	18,400	882,280
Callon Petroleum Co.†	13,100	75,325
CAMAC Energy, Inc.†	28,200	23,406
Clayton Williams Energy, Inc.†#	2,300	130,502
Contango Oil & Gas Co.†#	6,400	388,032
Crimson Exploration, Inc.†	33,200	85,656
Double Eagle Petroleum Co.†	11,000	104,390
Energen Corp.	39,867	1,957,470
Evolution Petroleum Corp.†	26,100	164,169
FieldPoint Petroleum Corp.†	41,900	103,912
Forest Oil Corp.†	66,889	1,302,329
FX Energy, Inc.†	14,800	92,500
GeoMet, Inc.†	26,800	24,120
Goodrich Petroleum Corp.†#	14,800	237,096
Oasis Petroleum, Inc.†#	27,500	731,500
PostRock Energy Corp.†	24,600	111,192
RAM Energy Resources, Inc.†	63,200	64,464
SandRidge Energy, Inc.†#	177,136	1,300,178
Swift Energy Co.†	8,400	259,140
Triangle Petroleum Corp.†	16,200	88,614
Venoco, Inc.†#	6,500	75,270
Warren Resources, Inc.†	34,500	116,610

		8,318,155

Oil Field Machinery & Equipment - 1.5%

Bolt Technology Corp.†	12,800	140,928
Complete Production Services, Inc.†	20,300	589,918
Dresser-Rand Group, Inc.†	41,429	1,758,661
Gulf Island Fabrication, Inc.	10,300	253,380
Lufkin Industries, Inc.#	24,518	1,525,755
Mitcham Industries, Inc.†	6,900	115,989
Natural Gas Services Group, Inc.†	7,400	96,126

		4,480,757

Oil Refining & Marketing - 0.6%

HollyFrontier Corp.	26,943	1,933,430

Oil-Field Services - 1.5%

Key Energy Services, Inc.†	12,700	182,753
Oceaneering International, Inc.#	51,724	2,208,098
Superior Energy Services, Inc.†	55,592	1,963,509
Union Drilling, Inc.†#	5,500	46,915

		4,401,275

Optical Recognition Equipment - 0.0%

Digimarc Corp.†	3,100	103,571

Paper & Related Products - 0.7%

Neenah Paper, Inc.	1,500	26,220
Schweitzer-Mauduit International, Inc.#	32,517	1,950,370

		1,976,590

Patient Monitoring Equipment - 0.0%

Masimo Corp.	1,000	24,670

Pharmacy Services - 0.2%

Catalyst Health Solutions, Inc.†	8,300	445,876
SXC Health Solutions Corp.†	3,000	164,070

		609,946

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	6,500	129,090

Physicians Practice Management - 0.6%

Healthways, Inc.†	5,700	71,592
IPC The Hospitalist Co., Inc.†#	46,404	1,860,800

		1,932,392

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†	29,800	297,702
Power-One, Inc.†#	24,000	181,440
PowerSecure International, Inc.†	12,700	58,420

		537,562

Printing-Commercial - 0.3%

American Reprographics Co.†	31,000	121,210
Consolidated Graphics, Inc.†	8,100	312,498
Multi-Color Corp.#	19,050	495,681

		929,389

Professional Sports - 0.1%

Madison Square Garden, Co., Class A†	6,600	159,456

Publishing-Books - 0.1%

Courier Corp.	7,700	57,057
Scholastic Corp.	9,849	273,408

		330,465

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A Class A	18,221	97,482
Lee Enterprises, Inc.†	86,500	56,658

		154,140

Quarrying - 0.7%

Compass Minerals International, Inc.	27,901	2,109,595

Radio - 0.0%

Cumulus Media, Inc., Class A†	48,400	130,196

Real Estate Investment Trusts - 3.8%

Acadia Realty Trust#	8,200	172,856
Alexandria Real Estate Equities, Inc.	27,663	2,014,143
CBL & Associates Properties, Inc.#	30,800	453,068
Chesapeake Lodging Trust	18,700	239,734
Colony Financial, Inc.	6,900	106,467
Cousins Properties, Inc.	22,635	163,425
DiamondRock Hospitality Co.	64,708	500,840
DuPont Fabros Technology, Inc.#	89,400	2,069,610
EastGroup Properties, Inc.#	11,200	452,592
Equity One, Inc.	16,700	300,767
Essex Property Trust, Inc.#	1,600	229,680
First Potomac Realty Trust	13,400	173,530
Kilroy Realty Corp.	8,500	303,705
LaSalle Hotel Properties	95,440	1,794,272
Parkway Properties, Inc.	9,300	126,294
Pebblebrook Hotel Trust	6,100	98,027
Starwood Property Trust, Inc.	5,000	92,500
Tanger Factory Outlet Centers#	78,400	2,205,392

		11,496,902

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	23,605	1,579,411

Real Estate Operations & Development - 0.0%

Consolidated-Tomoka Land Co.	3,100	86,986

Recreational Vehicles - 0.1%

Arctic Cat, Inc.†	10,000	156,800

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	6,300	93,177
H&E Equipment Services, Inc.†	22,100	226,083

		319,260

Resort/Theme Parks - 0.0%

Great Wolf Resorts, Inc.†	51,200	145,408

Retail-Apparel/Shoe - 3.1%

American Eagle Outfitters, Inc.	11,300	125,091
ANN, Inc.†#	28,750	677,638
Casual Male Retail Group, Inc.†	39,600	165,132
Christopher & Banks Corp.	33,300	158,508
Express, Inc.	14,100	269,169
Finish Line, Inc., Class A#	105,274	2,116,007
Francesca’s Holdings Corp.†	6,400	146,752
Genesco, Inc.†#	53,414	2,832,010
HOT Topic, Inc.	26,600	220,248
PVH Corp.	33,009	2,200,380
Rue21, Inc.†	10,000	250,600
Syms Corp.†	15,400	136,444
Vera Bradley, Inc.†#	1,500	52,650

		9,350,629

Retail-Appliances - 0.1%

hhgregg, Inc.†#	13,700	150,426

Retail-Automobile - 0.6%

Penske Automotive Group, Inc.#	96,652	1,762,932

Retail-Convenience Store - 0.1%

Pantry, Inc.†	13,100	163,750
Susser Holdings Corp.†	11,600	244,760

		408,510

Retail-Discount - 0.1%

HSN, Inc.†	12,200	392,108

Retail-Home Furnishings - 0.1%

Kirkland’s, Inc.†	9,700	89,822
Pier 1 Imports, Inc.†	17,500	186,900

		276,722

Retail-Jewelry - 0.1%

Zale Corp.†	37,900	154,632

Retail-Leisure Products - 0.1%

MarineMax, Inc.†#	29,400	199,626

Retail-Misc./Diversified - 0.1%

Gaiam, Inc. Class A	17,400	65,076
Teavana Holdings, Inc.†	1,500	38,925
Winmark Corp.	4,000	187,720

		291,721

Retail-Regional Department Stores - 0.7%

Dillard’s, Inc., Class A	48,509	2,244,996

Retail-Restaurants - 3.0%

BJ’s Restaurants, Inc.†#	11,100	512,487
Brinker International, Inc.	17,200	388,376
Caribou Coffee Co., Inc.†	9,600	145,824
Cheesecake Factory, Inc.†#	14,600	400,770
DineEquity, Inc.†#	41,904	1,755,777
Famous Dave’s of America, Inc.†	16,700	159,485
Jack in the Box, Inc.†	16,700	346,859
Jamba, Inc.†	2,600	4,576
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,600	78,624
Panera Bread Co., Class A†	5,500	633,325
Papa John’s International, Inc.†#	41,887	1,246,138
PF Chang’s China Bistro, Inc.#	39,228	1,182,332
Red Robin Gourmet Burgers, Inc.†	6,200	193,440
Sonic Corp.†#	17,462	161,873
Texas Roadhouse, Inc.#	125,860	1,799,798

		9,009,684

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	10,200	382,092
Zumiez, Inc.†	16,800	310,632

		692,724

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	78,000

Savings & Loans/Thrifts - 0.5%

Bank Mutual Corp.	26,600	84,588
BankUnited, Inc.	12,900	302,505
Capitol Federal Financial, Inc.	21,040	225,759
Clifton Savings Bancorp, Inc.	7,000	70,070
First Defiance Financial Corp.†	5,800	78,996
First Financial Holdings, Inc.	13,400	84,420
First Pactrust Bancorp, Inc.	8,000	94,960
Louisiana Bancorp, Inc.†	5,700	92,625
OceanFirst Financial Corp.	11,600	138,040
Pacific Premier Bancorp, Inc.†	12,600	80,640
Territorial Bancorp, Inc.	6,600	133,848
United Community Financial Corp.†	92,900	92,900
United Financial Bancorp, Inc.	10,087	155,542

		1,634,893

Schools - 0.0%

Learning Tree International, Inc.†	14,700	142,590

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	3,300	115,632
ION Geophysical Corp.†#	23,200	164,024
T.G.C. Industries, Inc.†	18,200	116,116

		395,772

Semiconductor Components-Integrated Circuits - 0.1%

Emulex Corp.†	24,000	165,360
TriQuint Semiconductor, Inc.†	29,700	225,126

		390,486

Semiconductor Equipment - 0.6%

Amtech Systems, Inc.†	6,100	66,185
FSI International, Inc.†	34,200	73,530
Mattson Technology, Inc.†	34,500	50,715
Rudolph Technologies, Inc.†	9,800	66,738
Veeco Instruments, Inc.†#	44,594	1,621,438

		1,878,606

Steel Pipe & Tube - 0.9%

Valmont Industries, Inc.#	30,468	2,819,204

Steel-Producers - 0.2%

AK Steel Holding Corp.	20,300	182,497
Schnitzer Steel Industries, Inc., Class A	12,000	546,480

		728,977

Telecom Equipment-Fiber Optics - 0.7%

Finisar Corp.†#	21,074	389,026
Harmonic, Inc.†	25,300	120,428
JDS Uniphase Corp.†	106,433	1,380,436
KVH Industries, Inc.†	14,357	127,777

		2,017,667

Telecom Services - 0.2%

FiberTower Corp.†	27,000	32,130
Premiere Global Services, Inc.†	21,900	183,084
tw telecom, Inc.†	19,200	370,368
UniTek Global Services, Inc.†	10,000	52,300

		637,882

Telecommunication Equipment - 0.8%

ADTRAN, Inc.#	66,784	2,074,311
ShoreTel, Inc.†	12,600	87,948
Sonus Networks, Inc.†#	19,500	50,505
Westell Technologies, Inc.† Class A	41,700	103,833
ZST Digital Networks, Inc.†	19,800	42,966

		2,359,563

Telephone-Integrated - 0.4%

Alaska Communications Systems Group, Inc.#	142,391	1,082,172
Warwick Valley Telephone Co.	8,100	111,051

		1,193,223

Television - 0.0%

Gray Television, Inc.†	57,100	108,490

Textile-Apparel - 0.1%

Cherokee, Inc.	6,400	88,640
Unifi, Inc.†	6,000	67,320

		155,960

Therapeutics - 0.8%

AVANIR Pharmaceuticals Inc., Class A†#	49,100	139,444
AVI BioPharma, Inc.†	45,900	56,916
BioMarin Pharmaceutical, Inc.†#	6,900	204,137
Cyclacel Pharmaceuticals, Inc.†	51,600	43,344
Nabi Biopharmaceuticals†	25,500	47,940
Onyx Pharmaceuticals, Inc.†	2,800	95,284
Questcor Pharmaceuticals, Inc.†#	59,407	1,785,180
Theravance, Inc.†	3,300	62,700

		2,434,945

Transactional Software - 0.1%

Bottomline Technologies, Inc.†	10,100	231,997

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.†#	5,000	86,900

Transport-Rail - 0.1%

RailAmerica, Inc.†	27,600	376,740

Transport-Services - 0.5%

UTi Worldwide, Inc.#	120,614	1,633,717

Transport-Truck - 1.6%

Celadon Group, Inc.	13,600	159,392
Covenant Transport, Inc.† Class A	14,200	69,012
Heartland Express, Inc.#	1,465	22,268
Knight Transportation, Inc.#	30,975	469,271
Landstar System, Inc.	46,155	1,868,816
Old Dominion Freight Line, Inc.†#	70,239	2,256,077

		4,844,836

Travel Services - 0.0%

Ambassadors Group, Inc.	11,800	89,680

Virtual Reality Products - 0.1%

RealD, Inc.†#	13,900	195,295

Vitamins & Nutrition Products - 0.9%

GNC Holdings, Inc., Class A†	94,393	2,284,311
Nutraceutical International Corp.†	8,200	114,390
Omega Protein Corp.†	9,000	108,720
Schiff Nutrition International, Inc.†	14,100	144,948

		2,652,369

Water - 0.0%

York Water Co.	7,500	133,725

Wire & Cable Products - 0.8%

Belden, Inc.#	64,086	1,955,264
Coleman Cable, Inc.†	100	1,227
General Cable Corp.†#	15,700	473,355

		2,429,846

Wireless Equipment - 0.3%

Aruba Networks, Inc.†	12,900	275,157
Globecomm Systems, Inc.†	14,300	183,755
RF Micro Devices, Inc.†	17,800	110,538
SBA Communications Corp., Class A†	4,800	181,392

		750,842

Total Common Stock
(cost $260,252,620)		291,657,883

CONVERTIBLE PREFERRED STOCK - 0.1%
Electric-Distribution - 0.1%

Silver Spring Networks(1)(2)(3) Series E† 8.00%	11,300	101,700

Oil Companies-Exploration & Production - 0.0%
GeoMet, Inc. 8.00%(4)(5)	2,992	29,920

Total Convertible Preferred Stock
(cost $140,126)		131,620

PREFERRED STOCK - 0.1%
Banks-Commercial - 0.0%

Synovus Financial Corp. 8.25%	8,100	117,531

E-Commerce/Services - 0.0%

Coupons.com, Inc.(1)(2)(3)	16,166	88,805

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd. 8.50%	3,000	150,000

Total Preferred Stock
(cost $446,906)		356,336

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%

Terex Corp.# 4.00% due 06/01/15 (cost $36,000)	$36,000	44,055

Total Long-Term Investment Securities
(cost $260,875,652)		292,189,894

SHORT-TERM INVESTMENT SECURITIES - 19.5%
Collective Investment Pool - 17.7%

Navigator Securities Lending Prime Portfolio(6)(7)	53,515,181	53,515,181

Registered Investment Companies - 0.5%
T. Rowe Price Reserve Investment Fund	1,400,092	1,400,092

Time Deposits - 1.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 09/01/11	$3,964,000	3,964,000

Total Short-Term Investment Securities
(cost $58,879,273)		58,879,273

TOTAL INVESTMENTS
(cost $319,754,925)(8)	116.5%	351,069,167
Liabilities in excess of other assets	(16.5)	(49,732,722)

NET ASSETS	100.0%	$301,336,445

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2011, the Small Cap Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a% of Net Assets

Silver Springs Networks, Inc
Series E
(Convertible Preferred Stock)	12/11/09	11,300	113,000	$101,700	$9.00	0.03%
Coupons.com, Inc.
(Preferred Stock)	06/01/11	8,083	44,403
	08/18/11	8,083	44,402
		16,166	88,805	88,805	10.99	0.03%
				$190,505		0.06%

(3)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $408,463 representing 0.1% of net assets.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Income may be received in cash or additional shares at the discretion of the issuer.
(6)	The security is purchased with the cash collateral received from securities loaned.
(7)	At August 31, 2011, the Fund had loaned securities with a total value of $52,537,116. This was secured by collateral of $53,515,181, which was received in cash and subsequently invested in short-term investments currently value at $53,515,181 as reported in the portfolio of investments. The remaining collateral of $203,175 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

Federal Home Loan Bank	0.30% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mortgage Corp.	0.27%	01/10/13
United States Treasury Notes/Bonds	0.75% to 3.88%	1/31/12 to 2/15/21

(8)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Recepits

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$15,562,273	$—	$—	$15,562,273
Other Industries*	276,095,610	—	—	276,095,610
Convertible Preferred Stock	29,920	—	101,700	131,620
Preferred Stock	267,531	—	88,805	356,336
Convertible Bonds & Notes	—	44,055	—	44,055
Short-Term Investment Securities:
Collective Investment Pool	—	53,515,181	—	53,515,181
Registered Investment Companies	—	1,400,092	—	1,400,092
Time Deposits	—	3,964,000	—	3,964,000

Total	$291,955,334	$58,923,328	$190,505	$351,069,167

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2011	$148,299	$67,800	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	(161,310)	—	—
Change in unrealized appreciation (1)	34,361	33,900	—
Change in unrealized depreciation (1)	—	—	—
Net purchases	—	—	88,805
Net sales	(21,350)	—	—
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	—	—	—

Balance as of 8/31/2011	$—	$101,700	$88,805

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock
$—	$33,900	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.7%
Advanced Materials - 0.3%
Ceradyne, Inc.†	18,181	$570,156
Hexcel Corp.†	71,533	1,643,113
Metabolix, Inc.†#	24,865	134,520
STR Holdings, Inc.†#	22,069	250,262

		2,598,051

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A	18,310	292,045

Advertising Services - 0.0%

Marchex, Inc., Class B#	15,604	156,976

Aerospace/Defense - 0.6%

Aerovironment, Inc.†#	12,346	353,837
Cubic Corp.	11,540	483,872
Esterline Technologies Corp.†	22,259	1,675,880
Kratos Defense & Security Solutions, Inc.†	24,185	228,794
National Presto Industries, Inc.#	3,507	340,179
Teledyne Technologies, Inc.†	26,826	1,464,431

		4,546,993

Aerospace/Defense-Equipment - 1.0%

AAR Corp.	29,025	684,700
Astronics Corp.†	6,825	203,590
Astronics Corp., Class B†	683	17,063
Curtiss-Wright Corp.	33,904	1,043,904
Ducommun, Inc.#	7,694	142,801
GenCorp, Inc.†#	42,874	190,789
HEICO Corp.#	30,468	1,661,115
Kaman Corp.#	19,187	655,236
LMI Aerospace, Inc.†	6,684	131,808
Moog, Inc., Class A†	33,170	1,322,820
Orbital Sciences Corp.†	42,674	667,421
Triumph Group, Inc.#	27,470	1,438,879

		8,160,126

Agricultural Operations - 0.1%

Alico, Inc.	2,586	54,927
Andersons, Inc.	13,585	546,253
Cadiz, Inc.†#	8,806	88,588
Griffin Land & Nurseries, Inc.	1,822	48,374
Limoneira Co.	5,712	100,245
MGP Ingredients, Inc.#	8,782	53,834
Tejon Ranch Co.†	10,393	282,586

		1,174,807

Airlines - 0.5%

Alaska Air Group, Inc.†	26,168	1,510,679
Allegiant Travel Co.†#	10,791	506,638
Hawaiian Holdings, Inc.†	36,813	153,878
JetBlue Airways Corp.†	179,986	782,939
Republic Airways Holdings, Inc.†	35,199	112,637
Skywest, Inc.	38,627	492,494
Spirit Airlines, Inc.†	11,384	137,519
US Airways Group, Inc.†	118,321	661,414

		4,358,198

Alternative Waste Technology - 0.3%

Calgon Carbon Corp.†#	41,244	652,480
Darling International, Inc.†	85,453	1,439,883
Rentech, Inc.†	162,774	162,774

		2,255,137

Apparel Manufacturers - 0.6%

Carter’s, Inc.†#	35,901	1,110,418
Columbia Sportswear Co.#	8,864	467,044
Delta Apparel, Inc.†#	5,173	86,079
G-III Apparel Group, Ltd.†	12,059	340,787
Jones Group, Inc.	63,874	750,520
Maidenform Brands, Inc.†	17,094	434,529
Oxford Industries, Inc.#	9,376	335,848
Quiksilver, Inc.†	94,770	396,139
True Religion Apparel, Inc.†	18,827	574,224

		4,495,588

Applications Software - 0.6%

Actuate Corp.†	26,243	167,168
Callidus Software, Inc†	21,898	105,986
Deltek, Inc.†	16,209	106,979
Ebix, Inc.†#	21,049	344,783
EPIQ Systems, Inc.#	22,937	287,171
Geeknet, Inc.†	3,198	67,446
inContact, Inc.†	22,414	89,432
NetSuite, Inc.†	19,877	639,046
PDF Solutions, Inc.†	17,098	86,003
Progress Software Corp.†	48,950	1,019,628
Quest Software, Inc.†	44,665	769,578
RealPage, Inc.†#	22,145	461,059
Verint Systems, Inc.†	15,468	442,075

		4,586,354

Athletic Equipment - 0.0%

Black Diamond, Inc.†#	9,669	74,548

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†#	19,123	102,117

Auction House/Art Dealers - 0.2%

Sotheby’s	49,337	1,835,830

Audio/Video Products - 0.2%

Audiovox Corp., Class A†	13,178	84,471
DTS, Inc.†	12,709	390,420
TiVo, Inc.†	87,077	923,016
Universal Electronics, Inc.†	10,971	213,496

		1,611,403

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.#	22,267	880,215

Auto-Heavy Duty Trucks - 0.0%

Force Protection, Inc.†	51,866	212,132

Auto-Truck Trailers - 0.0%

Wabash National Corp.†	50,028	284,659

Auto/Truck Parts & Equipment-Original - 0.8%

Accuride Corp.†	29,541	249,031
American Axle & Manufacturing Holdings, Inc.†	48,766	455,962
Amerigon, Inc.†	16,243	217,169
Dana Holding Corp.†	106,828	1,362,057
Fuel Systems Solutions, Inc.†#	12,152	256,772
Meritor, Inc.†	68,984	582,915
Miller Industries, Inc.	8,639	167,856
Modine Manufacturing Co.†	33,989	391,553

Spartan Motors, Inc.#	24,354	111,541
Superior Industries International, Inc.	17,097	294,410
Tenneco, Inc.†	44,158	1,448,824
Titan International, Inc.	30,730	660,695
Tower International, Inc.†	4,799	66,898

		6,265,683

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	21,020	151,134
Dorman Products, Inc.†#	7,900	255,565
Douglas Dynamics, Inc.	13,612	197,646
Exide Technologies†	56,533	318,846
Motorcar Parts of America, Inc.†	8,814	89,550
Standard Motor Products, Inc.	14,369	189,240

		1,201,981

B2B/E-Commerce - 0.0%

ePlus, Inc.†#	2,819	70,926
Global Sources, Ltd.†	8,321	68,066
SPS Commerce, Inc.†	6,152	111,536

		250,528

Banks-Commercial - 5.6%

1st Source Corp.	11,112	252,798
1st United Bancorp, Inc.†	19,886	106,390
Alliance Financial Corp.	3,466	105,020
Ameris Bancorp†	17,358	159,694
Ames National Corp.#	6,056	101,317
Arrow Financial Corp.#	7,188	170,427
Bancfirst Corp.#	4,912	175,457
Banco Latinoamericano de Comercio Exterior SA, Class E	20,324	339,614
Bancorp Rhode Island, Inc.#	2,716	117,223
Bancorp, Inc.†	21,360	166,608
BancorpSouth, Inc.	60,978	688,442
Bank of Kentucky Financial Corp.	4,206	94,971
Bank of Marin Bancorp#	3,886	138,380
Bank of the Ozarks, Inc.#	20,504	465,851
Banner Corp.	12,074	186,664
Bridge Bancorp, Inc.	4,918	96,639
Bridge Capital Holdings†#	6,679	67,458
Bryn Mawr Bank Corp.	7,920	150,559
Camden National Corp.#	5,608	157,697
Capital Bank Corp.†#	10,214	28,497
Capital City Bank Group, Inc.#	8,343	84,848
Cardinal Financial Corp.	21,132	207,516
Cascade Bancorp†	4,381	43,810
Cass Information Systems, Inc.	6,153	222,616
Cathay General Bancorp, Class B	57,433	736,291
Center Bancorp, Inc.	8,828	84,661
Center Financial Corp.†	26,032	143,697
Centerstate Banks, Inc.	21,937	130,745
Central Pacific Financial Corp.†	11,218	136,747
Century Bancorp, Inc., Class A#	2,517	67,229
Chemical Financial Corp.#	20,050	346,664
Citizens & Northern Corp.#	8,898	145,126
City Holding Co.#	11,130	338,018
CNB Financial Corp.	8,976	121,715
CoBiz Financial, Inc.	23,755	135,641
Columbia Banking System, Inc.	28,838	471,501
Community Bank System, Inc.#	26,869	672,531
Community Trust Bancorp, Inc.#	10,115	255,404
CVB Financial Corp.#	65,237	568,867
Eagle Bancorp, Inc.†	12,241	151,666
Encore Bancshares, Inc†#	6,165	68,370
Enterprise Bancorp, Inc.#	4,252	59,358
Enterprise Financial Services Corp.	11,615	171,902
Financial Institutions, Inc.	10,074	158,766
First Bancorp#	11,030	107,543
First Bancorp, Inc.#	6,407	85,726
First Busey Corp.	56,292	274,142
First Commonwealth Financial Corp.#	76,623	344,803
First Community Bancshares, Inc.#	11,607	137,891
First Financial Bancorp	42,547	679,476
First Financial Bankshares, Inc.#	22,961	679,875
First Financial Corp.	8,136	251,402
First Interstate BancSystem, Inc.	11,515	140,368
First Merchants Corp.	18,736	142,206
First Midwest Bancorp, Inc.	54,441	477,992
First of Long Island Corp.	5,575	132,685
FirstMerit Corp.#	79,792	994,208
FNB Corp.	92,693	831,456
Franklin Financial Corp.†#	10,144	117,265
German American Bancorp, Inc.	9,197	144,945
Glacier Bancorp, Inc.#	52,526	604,574
Great Southern Bancorp, Inc.	7,419	130,945
Hampton Roads Bankshares, Inc.†	7,169	56,348
Hancock Holding Co.	55,734	1,740,573
Hanmi Financial Corp.†#	110,477	107,163
Heartland Financial USA, Inc.	9,725	146,264
Heritage Commerce Corp.	15,232	65,041
Heritage Financial Corp.#	11,430	133,388
Home Bancshares, Inc.	16,377	384,532
Hudson Valley Holding Corp.#	10,361	201,003
IBERIABANK Corp.#	21,573	1,038,524
Independent Bank Corp.#	15,655	373,372
International Bancshares Corp.	38,716	605,905
Lakeland Bancorp, Inc.#	15,830	133,605
Lakeland Financial Corp.#	11,833	257,723
MainSource Financial Group, Inc.	14,707	130,745
MB Financial, Inc.#	39,753	647,974
Merchants Bancshares, Inc.#	3,512	95,632
Metro Bancorp, Inc.†	10,121	101,615
MidSouth Bancorp, Inc.#	5,585	64,172
Nara Bancorp., Inc.†	27,757	197,075
National Bankshares, Inc.	5,066	131,260
National Penn Bancshares, Inc.#	90,369	655,175
NBT Bancorp, Inc.#	25,154	511,129
Old National Bancorp	69,192	678,774
OmniAmerican Bancorp, Inc.†	8,647	123,479
Oriental Financial Group, Inc.	33,067	365,721
Orrstown Financial Services, Inc.	5,104	72,987
Pacific Capital Bancorp NA†#	3,004	82,219
Pacific Continental Corp.	13,459	110,902
PacWest Bancorp#	22,093	354,593
Park National Corp.#	9,425	518,375
Park Sterling Corp.†#	20,903	86,120
Penns Woods Bancorp, Inc.	2,802	98,799

Peoples Bancorp, Inc.#	7,714	82,308
Pinnacle Financial Partners, Inc.†	24,932	316,138
PrivateBancorp, Inc.#	43,847	389,361
Prosperity Bancshares, Inc.	34,245	1,296,173
Renasant Corp.#	18,301	253,286
Republic Bancorp, Inc., Class A	7,233	128,747
S&T Bancorp, Inc.#	20,492	380,127
S.Y. Bancorp, Inc.	8,800	176,000
Sandy Spring Bancorp, Inc.	17,593	287,646
SCBT Financial Corp.#	10,205	286,250
Seacoast Banking Corp. of Florida	52,933	89,457
Sierra Bancorp	8,684	91,356
Signature Bank†	33,649	1,871,221
Simmons First National Corp., Class A#	12,658	291,387
Southside Bancshares, Inc.	12,008	238,719
Southwest Bancorp, Inc.†#	14,198	72,410
State Bancorp, Inc.#	11,051	128,302
State Bank Financial Corp.†	23,088	327,157
StellarOne Corp.	16,783	197,368
Sterling Bancorp	22,589	193,814
Sterling Financial Corp.†	19,590	275,239
Suffolk Bancorp	7,094	58,171
Sun Bancorp, Inc.†	27,466	80,750
Susquehanna Bancshares, Inc.#	94,930	636,980
SVB Financial Group†#	31,324	1,443,410
Taylor Capital Group, Inc.†#	7,925	51,513
Texas Capital Bancshares, Inc.†#	27,185	697,839
Tompkins Financial Corp.#	5,937	230,652
Tower Bancorp, Inc.	7,656	182,978
Towne Bank#	17,783	209,306
TriCo Bancshares#	10,266	138,899
Trustco Bank Corp.	67,931	317,238
Trustmark Corp.#	46,738	1,004,867
UMB Financial Corp.#	23,378	906,599
Umpqua Holdings Corp.#	83,734	818,081
Union First Market Bankshares Corp.#	14,793	162,575
United Bankshares, Inc.	36,661	823,773
United Community Banks, Inc.†#	30,361	314,236
Univest Corp. of Pennsylvania	12,250	172,847
Virginia Commerce Bancorp, Inc.†#	17,105	100,064
Washington Banking Co.	11,199	124,309
Washington Trust Bancorp, Inc.#	10,410	224,752
Webster Financial Corp.	52,618	952,386
WesBanco, Inc.	16,879	327,115
West Bancorporation, Inc.#	11,364	100,230
West Coast Bancorp†	14,084	208,443
Westamerica Bancorporation#	21,092	894,512
Western Alliance Bancorp†	50,643	308,416
Wilshire Bancorp, Inc.†	44,935	138,400
Wintrust Financial Corp.	25,536	806,427

		45,649,318

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.#	56,238	350,363

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	7,847	91,025

Batteries/Battery Systems - 0.2%

A123 Systems, Inc.†#	64,491	308,267
Ener1, Inc.†#	53,397	20,718
EnerSys†	36,679	824,177
Valence Technology, Inc.†#	52,748	63,825

		1,216,987

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co. Consolidated	3,342	187,152
National Beverage Corp.#	8,170	134,723
Primo Water Corp.†	10,724	75,819

		397,694

Beverages-Wine/Spirits - 0.0%

Central European Distribution Corp.†#	53,116	373,937

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	5,998	486,258
Craft Brewers Alliance, Inc.†#	7,603	45,466

		531,724

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†#	25,482	33,636
DG FastChannel, Inc.†#	20,021	438,460
Fisher Communications, Inc.†#	6,445	170,857
Global Traffic Network, Inc.†#	10,435	146,090
Nexstar Broadcasting Group, Inc., Class A†	8,000	48,800
Outdoor Channel Holdings, Inc.†	10,493	72,297
World Wrestling Entertainment, Inc., Class A#	19,906	190,699

		1,100,839

Building & Construction Products-Misc. - 0.4%

Broadwind Energy, Inc.†#	78,251	55,558
Builders FirstSource, Inc.†#	33,218	64,111
Drew Industries, Inc.#	13,958	277,904
Gibraltar Industries, Inc.†#	22,208	197,207
Interline Brands, Inc.†	24,363	353,263
Louisiana-Pacific Corp.†	96,521	643,795
NCI Building Systems, Inc.†#	14,419	139,432
Quanex Building Products Corp.	27,682	357,375
Simpson Manufacturing Co., Inc.#	30,377	863,618
Trex Co., Inc.†#	11,368	207,352
USG Corp.†#	52,157	490,276

		3,649,891

Building & Construction-Misc. - 0.3%

Dycom Industries, Inc.†	25,720	468,876
Insituform Technologies, Inc., Class A†#	28,841	476,742
Layne Christensen Co.†#	14,341	402,552
MasTec, Inc.†	41,359	918,170
MYR Group, Inc.†	14,703	306,704

		2,573,044

Building Products-Air & Heating - 0.1%

AAON, Inc.#	13,717	240,185
Comfort Systems USA, Inc.	27,691	264,726

		504,911

Building Products-Cement - 0.2%

Eagle Materials, Inc.#	32,496	640,821
Texas Industries, Inc.#	16,637	592,444

		1,233,265

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	20,509	192,580

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.#	14,226	104,846

Building Products-Wood - 0.1%

Universal Forest Products, Inc.#	14,261	435,816

Building-Heavy Construction - 0.1%
Granite Construction, Inc.#	28,223	585,063
Orion Marine Group, Inc.†	19,724	126,825
Sterling Construction Co., Inc.†#	12,023	153,414
Tutor Perini Corp.	22,784	319,887

		1,185,189

Building-Maintance & Services - 0.3%

ABM Industries, Inc.#	38,725	791,539
Rollins, Inc.#	46,409	970,412
Swisher Hygiene, Inc.†#	61,798	276,237

		2,038,188

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†#	4,980	181,123
Skyline Corp.#	5,007	54,676
Winnebago Industries, Inc.†#	21,270	166,970

		402,769

Building-Residential/Commercial - 0.3%

Beazer Homes USA, Inc.†#	55,647	117,415
Hovnanian Enterprises, Inc., Class A†#	44,737	73,369
KB Home#	56,209	370,417
M/I Homes, Inc.†#	13,666	112,608
MDC Holdings, Inc.#	27,394	535,827
Meritage Homes Corp.†#	20,414	382,354
Ryland Group, Inc.#	32,413	377,935
Standard Pacific Corp.†#	77,584	199,391

		2,169,316

Cable/Satellite TV - 0.0%

Knology, Inc.†	21,942	299,069

Capacitors - 0.0%
Kemet Corp.†	32,244	297,290

Casino Hotels - 0.1%
Ameristar Casinos, Inc.	23,534	439,380
Boyd Gaming Corp.†#	40,012	250,075
Monarch Casino & Resort, Inc.†	6,506	66,166

		755,621

Casino Services - 0.1%

Multimedia Games, Inc.†	19,645	96,850
Scientific Games Corp., Class A†	42,497	374,824
Shuffle Master, Inc.†	39,463	349,642

		821,316

Cellular Telecom - 0.1%

Leap Wireless International, Inc.†#	44,606	403,238

Chemicals-Diversified - 0.5%

Aceto Corp.	19,443	102,076
Chemtura Corp.†	70,333	931,209
Codexis, Inc.†	17,927	116,346
Georgia Gulf Corp.†#	24,810	525,724
Innophos Holdings, Inc.#	15,851	659,560
Innospec, Inc.†	17,314	468,343
Olin Corp.	58,203	1,160,568

		3,963,826

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†#	20,288	178,534

Chemicals-Other - 0.0%

American Vanguard Corp.#	16,314	194,789

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	22,537	411,075
Landec Corp.†#	19,272	114,668
PolyOne Corp.	68,209	861,480
Spartech Corp.†	22,546	99,202

		1,486,425

Chemicals-Specialty - 1.1%

Arch Chemicals, Inc.	16,699	783,684
Balchem Corp.#	21,075	870,398
Ferro Corp.†	63,219	529,143
H.B. Fuller Co.	36,101	800,359
Hawkins, Inc.	6,344	229,970
KMG Chemicals, Inc.	5,239	79,214
Kraton Performance Polymers, Inc.†	23,293	558,333
Minerals Technologies, Inc.	13,343	774,027
NewMarket Corp.#	6,583	1,103,838
OM Group, Inc.†#	22,644	716,230
Omnova Solutions, Inc.†#	33,041	145,711
Quaker Chemical Corp.#	9,353	311,829
Sensient Technologies Corp.	36,564	1,329,101
Stepan Co.#	5,918	447,697
Zep, Inc.	16,026	282,538

		8,962,072

Circuit Boards - 0.1%

DDi Corp.	11,022	83,547
Multi-Fineline Electronix, Inc.†	6,598	125,560
Park Electrochemical Corp.	15,137	374,640
TTM Technologies, Inc.†	37,952	423,924

		1,007,671

Coal - 0.3%

Cloud Peak Energy, Inc.†	44,520	890,400
Hallador Energy Co.#	3,267	27,933
James River Coal Co.†	25,944	280,714
L&L Energy, Inc.†#	16,285	56,998
Patriot Coal Corp.†	66,677	982,152
Westmoreland Coal Co.†#	7,226	74,789

		2,312,986

Coffee - 0.1%

Farmer Brothers Co.#	4,947	28,049

Peet’s Coffee & Tea, Inc.†	9,362	545,337

		573,386

Commercial Services - 1.3%

Acacia Research - Acacia Technologies†	31,239	1,365,144
Arbitron, Inc.	19,818	744,166
Convergys Corp.†	76,837	818,314
CoStar Group, Inc.†	18,469	945,243
ExlService Holdings, Inc.†#	11,805	306,340
Healthcare Services Group, Inc.#	48,479	760,151
HMS Holdings Corp.†	61,917	1,624,083
Intersections, Inc.	6,713	102,038
Live Nation Entertainment, Inc.†	103,073	953,425
Mac-Gray Corp.	8,686	120,388
Medifast, Inc.†#	10,064	165,150
National Research Corp.	1,333	45,015
PHH Corp.†	41,088	779,439
Providence Service Corp.†	9,467	100,729
RPX Corp.†#	6,980	189,158
ServiceSource International, Inc.†	7,299	131,893
Standard Parking Corp.†	11,558	188,049
Steiner Leisure, Ltd.†	10,976	437,833
Team, Inc.†	14,219	354,622
TeleTech Holdings, Inc.†	18,522	328,580
TMS International Corp.†#	9,404	69,308

		10,529,068

Commercial Services-Finance - 0.6%

Advance America Cash Advance Centers, Inc.#	40,237	336,381
Cardtronics, Inc.†	31,456	778,851
CBIZ, Inc.†#	28,787	196,039
DFC Global Corp.†	31,739	700,480
Euronet Worldwide, Inc.†	37,401	608,514
Global Cash Access Holdings, Inc.†	47,110	141,330
Heartland Payment Systems, Inc.	28,152	605,550
MoneyGram International, Inc.†	61,093	157,009
PRGX Global, Inc.†#	14,266	83,884
TNS, Inc.†	18,599	315,439
Wright Express Corp.†	28,208	1,188,685

		5,112,162

Communications Software - 0.2%

Digi International, Inc.†	18,507	232,633
Seachange International, Inc.†	19,311	151,784
Smith Micro Software, Inc.†#	26,199	49,516
SolarWinds, Inc.†	41,614	1,030,779

		1,464,712

Computer Aided Design - 0.3%

Aspen Technology, Inc.†	61,796	1,037,555
Parametric Technology Corp.†	86,994	1,565,892

		2,603,447

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	26,120	305,865

Computer Services - 0.7%

CACI International, Inc., Class A†	21,994	1,210,990
Ciber, Inc.†	46,705	153,192
Computer Task Group, Inc.†#	11,041	123,328
Dynamics Research Corp.†	6,530	64,321
Gerber Scientific, Inc†#(1)(2)	18,362	0
iGate Corp.	22,594	253,505
Insight Enterprises, Inc.†	34,120	642,138
Keyw Holding Corp.†#	13,459	159,355
LivePerson, Inc.†	38,469	452,011
Manhattan Associates, Inc.†	15,876	566,614
Ness Technologies, Inc.†	24,543	187,999
Stream Global Services, Inc.†	6,691	18,333
SYKES Enterprises, Inc.†	30,570	478,421
Syntel, Inc.	11,250	514,800
Unisys Corp.†	31,431	552,871
Virtusa Corp.†	11,044	174,164

		5,552,042

Computer Software - 0.3%

Accelrys, Inc.†#	40,455	262,958
Avid Technology, Inc.†#	21,637	212,908
Blackbaud, Inc.#	32,504	813,900
Convio, Inc.†	8,838	81,487
Cornerstone OnDemand, Inc.†#	8,333	129,328
DynaVox, Inc., Class A†	6,855	46,271
Envestnet, Inc.†	13,983	165,279
Guidance Software, Inc.†#	10,150	63,945
SS&C Technologies Holdings, Inc.†	18,417	303,696

		2,079,772

Computers - 0.0%

Silicon Graphics International Corp.†#	22,633	360,544

Computers-Integrated Systems - 0.6%

3D Systems Corp.†#	30,612	556,220
Agilysys, Inc.†#	13,065	118,238
Cray, Inc.†	26,424	149,692
Echelon Corp.†#	25,642	214,111
Jack Henry & Associates, Inc.	63,053	1,843,670
Maxwell Technologies, Inc.†	20,414	353,775
Mercury Computer Systems, Inc.†	22,042	306,604
MTS Systems Corp.	11,394	411,551
NCI, Inc., Class A†	4,866	79,559
Netscout Systems, Inc.†	27,278	376,436
Radisys Corp.†	14,186	106,962
Stratasys, Inc.†#	15,434	357,143
Super Micro Computer, Inc.†	19,616	269,033
Wave Systems Corp., Class A†#	60,515	139,185

		5,282,179

Computers-Memory Devices - 0.2%

Dot Hill Systems Corp.†	41,263	72,623
Imation Corp.†#	21,941	152,271
OCZ Technology Group, Inc.†#	37,529	212,789
Quantum Corp.†	164,629	321,027
Spansion, Inc., Class A†	36,747	551,572
STEC, Inc.†	30,012	284,964
Xyratex, Ltd.#	22,595	193,865

		1,789,111

Computers-Periphery Equipment - 0.2%

Electronics for Imaging, Inc.†	34,094	484,476

Immersion Corp.†	20,836	146,477
Rimage Corp.	6,938	95,536
Synaptics, Inc.†	25,018	611,190

		1,337,679

Consulting Services - 0.8%

Accretive Health, Inc.†#	29,222	784,318
Advisory Board Co.†	11,576	719,796
Corporate Executive Board Co.#	25,209	829,880
CRA International, Inc.†	7,922	186,642
Forrester Research, Inc.	10,748	362,208
Franklin Covey Co.†	9,743	92,753
FTI Consulting, Inc.†	30,713	1,117,339
Hackett Group, Inc.†	22,232	84,259
Hill International, Inc.†	18,306	100,134
Huron Consulting Group, Inc.†	16,214	515,443
ICF International, Inc.†	14,362	325,587
MAXIMUS, Inc.#	25,348	937,623
Navigant Consulting, Inc.†	37,668	357,469
Pendrell Corp.†#	110,415	247,330

		6,660,781

Consumer Products-Misc. - 0.4%

American Greetings Corp., Class A#	29,524	626,499
AT Cross Co., Class A†	6,991	75,922
Blyth, Inc.	3,793	215,897
Central Garden and Pet Co., Class A†	34,594	272,255
CSS Industries, Inc.	5,921	105,098
Helen of Troy, Ltd.†#	22,543	676,741
Oil-Dri Corp. of America	3,640	70,398
Prestige Brands Holdings, Inc.†	36,727	395,550
Spectrum Brands Holdings, Inc.†	12,203	326,796
Summer Infant, Inc.†#	9,738	68,069
WD-40 Co.	12,349	508,038

		3,341,263

Containers-Paper/Plastic - 0.1%

AEP Industries, Inc.†	3,505	95,301
Graham Packaging Co., Inc.†	17,634	449,138
Graphic Packaging Holding Co.†	116,745	491,496

		1,035,935

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†#	17,853	575,224
Inter Parfums, Inc.	11,759	194,729
Revlon, Inc., Class A†	7,926	105,653

		875,606

Data Processing/Management - 0.4%

Acxiom Corp.†#	59,270	650,192
CommVault Systems, Inc.†	32,164	1,090,681
CSG Systems International, Inc.†	25,277	337,701
Fair Isaac Corp.	29,093	743,326
FalconStor Software, Inc.†#	22,427	73,336
Pegasystems, Inc.#	12,144	490,739
Schawk, Inc.	8,610	104,784

		3,490,759

Decision Support Software - 0.1%

DemandTec, Inc.†#	23,591	155,229
Interactive Intelligence Group†	10,406	336,322
QAD, Inc.†#	4,808	55,099

		546,650

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	44,787	855,432

Diagnostic Equipment - 0.3%
Affymetrix, Inc.†#	51,495	288,372
Cepheid, Inc.†#	45,118	1,635,979
Hansen Medical, Inc.†#	34,222	129,017

		2,053,368

Diagnostic Kits - 0.2%

BG Medicine, Inc.†#	5,609	33,878
Medtox Scientific, Inc.	5,530	77,420
Meridian Bioscience, Inc.#	29,949	554,057
OraSure Technologies, Inc.†	34,100	249,953
Quidel Corp.†#	20,808	317,946

		1,233,254

Direct Marketing - 0.1%

APAC Customer Services, Inc.†	23,006	194,401
Harte-Hanks, Inc.#	32,327	256,999
ValueVision Media, Inc., Class A†#	29,886	113,268

		564,668

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	8,873	365,568
Medical Action Industries, Inc.†	11,966	74,309
Merit Medical Systems, Inc.†	30,599	445,215

		885,092

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†#	33,577	623,189
Brightpoint, Inc.†	49,808	474,670
Core-Mark Holding Co., Inc.†#	8,319	295,491
Houston Wire & Cable Co.	12,974	190,329
MWI Veterinary Supply, Inc.†	9,168	678,432
Owens & Minor, Inc.#	46,558	1,370,667
Pool Corp.#	35,185	912,347
Rentrak Corp.†	6,945	99,383
Scansource, Inc.†	19,724	610,458
School Specialty, Inc.†#	11,756	111,800
Titan Machinery, Inc.†	11,254	298,343
United Stationers, Inc.	33,602	1,059,807
Watsco, Inc.	20,541	1,225,271

		7,950,187

Diversified Manufacturing Operations - 1.4%

A.O. Smith Corp.#	27,766	1,090,926
Actuant Corp., Class A#	50,102	1,006,048
Ameron International Corp.#	6,674	564,020
AZZ, Inc.#	9,162	433,638
Barnes Group, Inc.#	39,774	915,598
Blount International, Inc.†	35,529	558,516
Brink’s Co.#	34,091	876,139
Chase Corp.	4,677	59,725
Colfax Corp.†	17,953	450,261
EnPro Industries, Inc.†#	15,098	586,104
ESCO Technologies, Inc.	19,432	599,866
Fabrinet†	14,903	245,751
Federal Signal Corp.#	45,370	247,267

GP Strategies Corp.†	10,834	134,992
Griffon Corp.†	34,823	304,353
Handy & Harman, Ltd.†	4,270	60,719
Koppers Holdings, Inc.#	15,048	500,045
LSB Industries, Inc.†#	13,413	535,849
Lydall, Inc.†	12,530	136,702
Matthews International Corp., Class A	21,556	720,186
Park-Ohio Holdings Corp.†	6,089	96,632
Raven Industries, Inc.#	13,205	717,428
Standex International Corp.	9,123	265,479
Tredegar Corp.#	17,437	291,895

		11,398,139

Diversified Minerals - 0.1%

AMCOL International Corp.#	17,795	517,835
General Moly, Inc.†#	49,242	195,491
United States Lime & Minerals, Inc.†#	1,898	80,342

		793,668

Diversified Operations - 0.1%

Compass Diversified Holdings	29,486	404,548
Harbinger Group, Inc.†#	6,609	30,269
Primoris Services Corp.	19,498	224,227

		659,044

Diversified Operations/Commercial Services - 0.1%

Chemed Corp.	15,536	901,865
Viad Corp.	14,881	306,102

		1,207,967

Drug Delivery Systems - 0.3%

Alkermes, Inc.†	69,642	1,207,592
Antares Pharma, Inc.†	64,048	156,277
Depomed, Inc.†#	39,202	243,837
Nektar Therapeutics†#	83,317	476,990

		2,084,696

Drug Detection Systems - 0.0%

Caliper Life Sciences, Inc.†	34,462	259,154

E-Commerce/Products - 0.3%

1-800-FLOWERS.COM, Inc., Class A†	18,981	47,263
Blue Nile, Inc.†#	9,381	364,264
Nutrisystem, Inc.	19,686	251,784
Overstock.com, Inc.†	8,456	88,534
Shutterfly, Inc.†#	21,758	1,167,534
Stamps.com, Inc.	7,740	152,014
US Auto Parts Network, Inc.†#	10,797	68,237

		2,139,630

E-Commerce/Services - 0.3%

Ancestry.com, Inc.†	23,128	825,901
Move, Inc.†#	115,926	208,667
OpenTable, Inc.†	17,196	1,048,784
Orbitz Worldwide, Inc.†	15,280	38,811
United Online, Inc.	64,740	350,891

		2,473,054

E-Marketing/Info - 0.4%

Active Network, Inc.†	8,978	145,264
comScore, Inc.†	23,283	371,364
Constant Contact, Inc.†	21,521	411,697
Digital River, Inc.†#	28,961	582,695
Liquidity Services, Inc.†	13,720	329,280
QuinStreet, Inc.†	20,121	242,659
ReachLocal, Inc.†#	7,284	105,982
ValueClick, Inc.†	57,468	879,261

		3,068,202

E-Services/Consulting - 0.2%

Keynote Systems, Inc.	10,187	244,794
Perficient, Inc.†	17,648	155,302
Saba Software, Inc.†	20,669	143,856
Sapient Corp.	79,787	856,114
Websense, Inc.†	29,180	600,233

		2,000,299

Educational Software - 0.2%

Blackboard, Inc.†	25,585	1,079,943
Renaissance Learning, Inc.#	9,643	150,045
Rosetta Stone, Inc.†#	8,011	107,748

		1,337,736

Electric Products-Misc. - 0.1%

Graham Corp.	7,187	120,957
Littelfuse, Inc.	16,602	770,167

		891,124

Electric-Distribution - 0.0%

EnerNOC, Inc.†	16,984	213,149

Electric-Generation - 0.1%
Atlantic Power Corp.#	50,055	774,851

Electric-Integrated - 1.9%
Allete, Inc.	23,291	909,746
Ameresco, Inc., Class A†#	12,902	143,728
Avista Corp.	42,091	1,068,270
Black Hills Corp.#	28,784	880,790
Central Vermont Public Service Corp.	9,786	340,749
CH Energy Group, Inc.	11,352	637,869
Cleco Corp.#	44,538	1,582,435
El Paso Electric Co.	30,755	1,063,815
Empire District Electric Co.	30,513	633,145
IDACORP, Inc.	36,199	1,382,802
MGE Energy, Inc.#	16,882	711,576
NorthWestern Corp.	26,482	898,005
Otter Tail Corp.#	26,337	541,489
Pike Electric Corp.†	11,871	100,191
PNM Resources, Inc.	63,305	947,043
Portland General Electric Co.	55,017	1,327,010
UIL Holdings Corp.#	36,904	1,253,260
Unisource Energy Corp.	26,806	1,014,875
Unitil Corp.	7,980	208,677

		15,645,475

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	7,679	133,154
Benchmark Electronics, Inc.†	44,346	600,888
CTS Corp.	25,073	240,701
Daktronics, Inc.#	25,285	243,747
Methode Electronics, Inc.	26,980	263,595
Microvision, Inc.†#	76,763	69,087
NVE Corp.†#	3,488	230,417
OSI Systems, Inc.†	13,915	541,294
Plexus Corp.†	25,964	690,123
Pulse Electronics Corp.	30,384	102,090
Rogers Corp.†	11,664	581,684
Sanmina-SCI Corp.†	58,806	453,982
Stoneridge, Inc.†	19,319	153,972
Viasystems Group, Inc.†#	2,085	39,261
Vishay Precision Group, Inc.†#	8,983	134,745
Zagg, Inc.†#	16,195	243,411

		4,722,151

Electronic Components-Semiconductors - 1.6%

Advanced Analogic Technologies, Inc.†	31,385	188,310
Alpha & Omega Semiconductor, Ltd.†	10,731	94,647
Amkor Technology, Inc.†#	77,210	335,863
Applied Micro Circuits Corp.†	46,278	263,322
AXT, Inc.†#	23,353	181,453
Cavium, Inc.†	35,374	1,138,689
Ceva, Inc.†	16,826	447,572
Diodes, Inc.†#	25,794	516,396
DSP Group, Inc.†	17,101	110,643
eMagin Corp.†#	12,671	44,729
Emcore Corp.†#	64,519	103,230
Entropic Communications, Inc.†	62,577	280,971
GSI Technology, Inc.†#	14,727	74,077
GT Advanced Technologies, Inc.†#	91,951	1,122,722
Inphi Corp.†	14,986	120,487
Integrated Silicon Solution, Inc.†	19,550	160,897
IXYS Corp.†#	17,643	211,716
Kopin Corp.†#	47,155	178,246
Lattice Semiconductor Corp.†	86,036	484,383
Microsemi Corp.†	63,102	979,974
Mindspeed Technologies, Inc.†	24,459	141,862
MIPS Technologies, Inc.†	38,377	214,911
Monolithic Power Systems, Inc.†	21,877	276,307
MoSys, Inc.†	23,832	95,328
Netlogic Microsystems, Inc.†	49,893	1,497,788
OmniVision Technologies, Inc.†#	42,343	779,111
PLX Technology, Inc.†	32,515	102,747
Rambus, Inc.†	71,718	832,646
Richardson Electronics, Ltd.	10,300	142,552
Rubicon Technology, Inc.†#	12,804	164,980
Semtech Corp.†	47,656	1,016,502
Silicon Image, Inc.†	58,062	309,470
Supertex, Inc.†#	8,090	157,836
Volterra Semiconductor Corp.†	17,937	363,224
Zoran Corp.†#	36,522	305,799

		13,439,390

Electronic Design Automation - 0.1%

Magma Design Automation, Inc.†	48,773	248,255
Mentor Graphics Corp.†	70,329	786,981

		1,035,236

Electronic Measurement Instruments - 0.2%

Analogic Corp.#	9,164	453,801
Badger Meter, Inc.#	10,995	385,155
FARO Technologies, Inc.†	11,934	453,134
LeCroy Corp.†	11,976	108,383
Measurement Specialties, Inc.†	10,924	341,156
Zygo Corp.†	11,612	152,814

		1,894,443

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.#	6,631	447,195
Identive Group, Inc.†	28,262	52,850
Taser International, Inc.†	44,279	197,041

		697,086

Energy-Alternate Sources - 0.2%

Amyris, Inc.†	12,883	258,562
Clean Energy Fuels Corp.†#	36,201	476,767
FuelCell Energy, Inc.†#	90,740	107,073
FutureFuel Corp.#	13,638	153,973
Gevo, Inc.†	4,342	46,329
Green Plains Renewable Energy, Inc.†#	15,135	159,826
Headwaters, Inc.†#	44,415	95,492
REX American Resources Corp.†#	4,967	82,154
Solazyme, Inc.†#	8,012	112,248
Syntroleum Corp.†	64,483	77,380

		1,569,804

Engineering/R&D Services - 0.3%

Argan, Inc.†	5,752	59,648
EMCOR Group, Inc.†	48,823	1,118,535
Exponent, Inc.†#	10,235	432,531
Michael Baker Corp.†	6,105	137,668
Mistras Group, Inc.†	10,750	217,150
VSE Corp.#	3,017	74,882

		2,040,414

Engines-Internal Combustion - 0.1%
Briggs & Stratton Corp.#	36,833	594,853

Enterprise Software/Service - 1.3%

Advent Software, Inc.†#	23,969	555,841
American Software, Inc., Class A#	16,592	134,063
Concur Technologies, Inc.†#	32,607	1,363,625
JDA Software Group, Inc.†	30,902	816,122
ManTech International Corp., Class A#	17,021	638,117
MedAssets, Inc.†#	34,805	397,821
MicroStrategy, Inc., Class A†	5,834	716,882
Omnicell, Inc.†	24,190	378,332
Opnet Technologies, Inc.	10,514	362,733
PROS Holdings, Inc.†	15,705	249,081
QLIK Technologies, Inc.†	51,410	1,304,786
RightNow Technologies, Inc.†	18,006	590,417
SciQuest, Inc.†	9,008	134,850
SYNNEX Corp.†	18,370	483,866
Taleo Corp., Class A†	29,993	774,119
Tyler Technologies, Inc.†#	23,402	590,432
Ultimate Software Group, Inc.†#	18,872	954,735

		10,445,822

Entertainment Software — 0.1%

Glu Mobile, Inc.†#	30,611	93,364
Take-Two Interactive Software, Inc.†	53,686	709,729
THQ, Inc.†#	49,698	96,911

		900,004

Environmental Consulting & Engineering — 0.1%

Tetra Tech, Inc.†	45,534	906,582
TRC Cos., Inc.†	12,946	65,118

		971,700

Environmental Monitoring & Detection — 0.1%

Mine Safety Appliances Co.#	19,835	612,902

Female Health Care Products — 0.0%

Columbia Laboratories, Inc.†#	53,575	123,758
Female Health Co.#	13,490	58,142

		181,900

Filtration/Separation Products — 0.2%

CLARCOR, Inc.#	36,822	1,713,696
PMFG, Inc.†	12,814	233,599

		1,947,295

Finance-Auto Loans — 0.1%

Credit Acceptance Corp.†	4,878	337,265
Nicholas Financial, Inc.#	7,099	78,799

		416,064

Finance-Commercial — 0.0%

NewStar Financial, Inc.†#	19,926	204,640

Finance-Consumer Loans — 0.4%

Encore Capital Group, Inc.†	11,778	278,785
First Marblehead Corp.†	40,275	56,385
Nelnet, Inc., Class A	18,836	361,651
Ocwen Financial Corp.†	54,407	750,817
Portfolio Recovery Associates, Inc.†#	12,493	913,613
World Acceptance Corp.†	10,988	715,868

		3,077,119

Finance-Investment Banker/Broker — 0.8%

Cowen Group, Inc., Class A†#	48,829	169,925
Diamond Hill Investment Group, Inc.#	1,873	136,898
Duff & Phelps Corp., Class A	22,181	251,754
Evercore Partners, Inc., Class A#	15,346	402,526
FBR Capital Markets Corp.†	36,903	94,103
FXCM, Inc., Class A#	12,650	147,879
Gain Capital Holdings, Inc.†#	5,445	31,309
GFI Group, Inc.#	51,609	225,531
Gleacher & Co., Inc.†#	57,546	74,234
INTL FCStone, Inc.†#	9,694	225,676
Investment Technology Group, Inc.†	30,130	342,879
JMP Group, Inc.	11,065	75,131
KBW, Inc.#	26,388	386,056
Knight Capital Group, Inc., Class A†#	73,304	946,355
Ladenburg Thalmann Financial Services, Inc.†	77,742	120,500
MF Global Holdings, Ltd.†	119,667	656,972
Oppenheimer Holdings, Inc., Class A#	7,534	149,550
optionsXpress Holdings, Inc.	31,065	391,419
Piper Jaffray Cos.†	11,545	275,117
Stifel Financial Corp.†#	39,236	1,180,219
SWS Group, Inc.#	21,289	91,969

		6,376,002

Finance-Leasing Companies — 0.0%

California First National Bancorp#	1,483	25,478
Marlin Business Services Corp.†#	6,321	73,387
SeaCube Container Leasing, Ltd.	8,070	107,250

		206,115

Finance-Mortgage Loan/Banker — 0.1%

Doral Financial Corp.†	92,974	151,548
Federal Agricultural Mtg. Corp., Class C#	7,185	144,275
Walter Investment Management Corp.	18,845	468,298

		764,121

Finance-Other Services — 0.2%

BGC Parnters, Inc., Class A#	55,208	362,716
Higher One Holdings, Inc.†#	22,350	357,600
Imperial Holdings, Inc.†	12,853	95,369
MarketAxess Holdings, Inc.	20,960	617,901
Netspend Holdings, Inc.†	21,715	128,553

		1,562,139

Financial Guarantee Insurance — 0.1%

MGIC Investment Corp.†#	137,069	356,379
PMI Group, Inc.†#	111,273	28,931
Primus Guaranty, Ltd.†	18,396	102,834
Radian Group, Inc.#	97,225	323,759

		811,903

Firearms & Ammunition — 0.1%

Smith & Wesson Holding Corp.†	44,009	143,910
Sturm Ruger & Co., Inc.	13,783	458,560

		602,470

Food-Canned — 0.2%

Seneca Foods Corp., Class A†	6,746	157,924
TreeHouse Foods, Inc.†#	25,931	1,420,500

		1,578,424

Food-Confectionery — 0.1%

Tootsie Roll Industries, Inc.	17,367	440,080

Food-Dairy Products — 0.0%

Lifeway Foods, Inc.†#	3,350	35,142

Food-Misc. — 0.8%

B&G Foods, Inc.#	34,985	637,077
Cal-Maine Foods, Inc.	10,353	336,162
Chiquita Brands International, Inc.†	33,170	341,983
Diamond Foods, Inc.#	16,081	1,268,148
Dole Food Co., Inc.†#	26,201	295,285
Hain Celestial Group, Inc.†	26,154	827,251
J&J Snack Foods Corp.	10,438	528,267

Lancaster Colony Corp.#	13,668	828,554
M&F Worldwide Corp.†#	7,738	169,462
Seaboard Corp.	228	526,452
Senomyx, Inc.†	28,902	123,411
Smart Balance, Inc.†#	43,451	219,428
Snyders-Lance, Inc.#	34,503	768,382

		6,869,862

Food-Retail — 0.4%

Arden Group, Inc., Class A	830	67,687
Fresh Market, Inc.†	20,540	793,049
Ingles Markets, Inc., Class A#	9,202	141,067
Ruddick Corp.#	35,888	1,467,460
Village Super Market Inc., Class A	4,565	114,262
Weis Markets, Inc.#	8,035	314,168
Winn-Dixie Stores, Inc.†	40,769	314,329

		3,212,022

Food-Wholesale/Distribution — 0.3%

Calavo Growers, Inc.#	8,646	172,920
Fresh Del Monte Produce, Inc.	26,663	643,645
Nash Finch Co.	8,844	281,239
Spartan Stores, Inc.	16,496	266,246
United Natural Foods, Inc.†	35,327	1,436,749

		2,800,799

Footwear & Related Apparel — 0.9%

CROCS, Inc.†	62,463	1,708,988
Iconix Brand Group, Inc.†	53,274	1,043,105
R.G. Barry Corp.#	6,276	64,078
Skechers U.S.A., Inc., Class A†#	27,349	441,139
Steven Madden, Ltd.†	27,630	997,995
Timberland Co., Class A†	29,039	1,246,935
Weyco Group, Inc.#	5,232	119,028
Wolverine World Wide, Inc.	36,251	1,319,899

		6,941,167

Forestry — 0.1%

Deltic Timber Corp.#	7,883	459,815

Funeral Services & Related Items — 0.2%

Hillenbrand, Inc.	45,789	934,095
Stewart Enterprises, Inc., Class A#	57,544	348,717

		1,282,812

Gambling (Non-Hotel) — 0.1%

Isle of Capri Casinos, Inc.†	14,906	97,485
Pinnacle Entertainment, Inc.†	45,225	620,487

		717,972

Gas-Distribution — 1.3%

Chesapeake Utilities Corp.#	6,976	284,551
Laclede Group, Inc.	16,367	649,770
New Jersey Resources Corp.#	30,217	1,423,523
Nicor, Inc.	33,265	1,849,534
Northwest Natural Gas Co.#	19,482	880,976
Piedmont Natural Gas Co., Inc.	52,430	1,620,087
South Jersey Industries, Inc.	21,877	1,127,322
Southwest Gas Corp.	33,487	1,239,689
WGL Holdings, Inc.	37,415	1,547,484

		10,622,936

Gold Mining — 0.2%

Gold Resource Corp.†#	20,747	489,007
Golden Star Resources, Ltd.	188,848	462,677
Jaguar Mining, Inc.†#	61,626	380,849
Midway Gold Corp.†#	62,630	166,596
US Gold Corp.†#	76,998	476,618

		1,975,747

Golf — 0.0%

Callaway Golf Co.#	47,045	264,393

Hazardous Waste Disposal — 0.3%

Clean Harbors, Inc.†	34,218	1,843,324
EnergySolutions, Inc.	58,288	205,757
Heritage-Crystal Clean Inc.†	3,458	57,230
US Ecology, Inc.	13,374	244,610

		2,350,921

Health Care Cost Containment — 0.1%

Corvel Corp.†	4,525	206,431
ExamWorks Group, Inc.†#	19,758	296,963
Transcend Services, Inc.†	6,426	165,919

		669,313

Healthcare Safety Devices — 0.0%

Unilife Corp.†#	41,506	193,418

Heart Monitors — 0.1%

HeartWare International, Inc.†#	8,774	551,095

Home Furnishings — 0.2%

American Woodmark Corp.	6,852	108,673
Ethan Allen Interiors, Inc.	17,634	303,128
Furniture Brands International, Inc.†#	30,629	86,067
Kimball International, Inc., Class B#	22,884	130,439
La-Z-Boy, Inc.†	37,881	333,353
Sealy Corp.†#	36,119	73,683
Select Comfort Corp.†	40,600	644,728

		1,680,071

Hotels/Motels — 0.2%

Gaylord Entertainment Co.†#	26,032	654,444
Marcus Corp.	14,892	145,644
Morgans Hotel Group Co.†#	16,109	110,669
Orient-Express Hotels, Ltd., Class A†#	69,603	545,687
Red Lion Hotels Corp.†	10,715	74,898

		1,531,342

Housewares — 0.0%

Libbey, Inc.†#	14,486	187,739
Lifetime Brands, Inc.#	6,777	71,836

		259,575

Human Resources — 0.7%

AMN Healthcare Services, Inc.†#	28,912	159,305
Barrett Business Services, Inc.	5,558	79,535
CDI Corp.	9,291	104,617
Cross Country Healthcare, Inc.†	20,286	100,010
Heidrick & Struggles International, Inc.#	12,990	269,802

Hudson Highland Group, Inc.†#	23,946	125,956
Insperity, Inc.	16,733	416,652
Kelly Services, Inc., Class A	19,468	295,914
Kenexa Corp.†	19,287	405,991
Kforce, Inc.†#	24,617	255,525
Korn/Ferry International†#	34,305	557,799
On Assignment, Inc.†	26,999	205,192
Resources Connection, Inc.#	33,856	354,134
SuccessFactors, Inc.†	60,936	1,423,465
Team Health Holdings, Inc.†	19,471	363,913
TrueBlue, Inc.†	32,363	454,700

		5,572,510

Identification Systems — 0.2%

Brady Corp., Class A#	34,685	953,838
Checkpoint Systems, Inc.†	29,280	445,934

		1,399,772

Independent Power Producers — 0.1%

Dynegy, Inc.†	75,200	330,880
Ormat Technologies, Inc.	13,107	222,295

		553,175

Industrial Audio & Video Products — 0.0%

SRS Labs, Inc.†	8,808	72,578

Industrial Automated/Robotic — 0.2%

Cognex Corp.	30,281	968,992
Hurco Cos., Inc.†	4,704	129,266
Intermec, Inc.†	43,379	319,703
iRobot Corp.†#	17,350	482,677

		1,900,638

Instruments-Controls — 0.3%

Watts Water Technologies, Inc., Class A#	21,977	622,389
Woodward, Inc.#	44,913	1,456,079
X-Rite, Inc.†#	19,269	70,525

		2,148,993

Instruments-Scientific — 0.1%

FEI Co.†#	28,262	904,101
Fluidigm Corp.†	4,710	63,538

		967,639

Insurance Brokers — 0.0%

Crawford & Co., Class B#	18,827	134,990
eHealth, Inc.†#	15,621	199,011

		334,001

Insurance-Life/Health — 0.5%

American Equity Investment Life Holding Co.#	43,456	438,906
CNO Financial Group, Inc.†	161,968	1,041,454
Delphi Financial Group, Inc., Class A	35,253	852,418
FBL Financial Group, Inc., Class A#	9,368	273,265
Independence Holding Co.#	5,377	44,522
Kansas City Life Insurance Co.#	3,124	96,094
National Western Life Insurance Co., Class A#	1,608	242,792
Phoenix Cos., Inc.†#	84,944	163,092
Presidential Life Corp.	15,833	151,838
Primerica, Inc.	24,834	517,292
Symetra Financial Corp.	49,350	529,032

		4,350,705

Insurance-Multi-line — 0.1%

Citizens, Inc.†#	27,692	188,029
Fortegra Financial Corp.†#	4,269	21,985
Horace Mann Educators Corp.	29,131	388,025
United Fire & Casualty Co.	15,727	284,816

		882,855

Insurance-Property/Casualty — 1.2%

American Safety Insurance Holdings, Ltd.†#	7,629	144,646
AMERISAFE, Inc.†	13,436	265,092
Amtrust Financial Services, Inc.#	17,599	425,720
Baldwin & Lyons, Inc., Class B#	6,108	139,079
Donegal Group, Inc., Class A	5,651	68,773
EMC Insurance Group, Inc.#	3,360	60,480
Employers Holdings, Inc.	28,165	344,458
Enstar Group, Ltd.†	5,032	518,095
First American Financial Corp.	76,818	1,171,474
FPIC Insurance Group, Inc.†	6,091	255,335
Global Indemnity PLC†	9,886	182,891
Hallmark Financial Services, Inc.†	8,819	61,204
Harleysville Group, Inc.#	8,904	255,278
Hilltop Holdings, Inc.†	29,092	226,627
Infinity Property & Casualty Corp.	9,057	462,360
Meadowbrook Insurance Group, Inc.	38,911	364,985
National Interstate Corp.#	5,027	115,068
Navigators Group, Inc.†	8,502	380,634
OneBeacon Insurance Group, Ltd.	16,205	225,574
ProAssurance Corp.	22,332	1,620,410
RLI Corp.#	13,318	841,964
Safety Insurance Group, Inc.	9,215	359,385
SeaBright Insurance Holdings, Inc.	14,611	92,195
Selective Insurance Group, Inc.	39,453	600,080
State Auto Financial Corp.	10,690	150,515
Stewart Information Services Corp.	13,284	126,596
Tower Group, Inc.#	26,929	646,565
Universal Insurance Holdings, Inc.	13,693	58,880

		10,164,363

Insurance-Reinsurance — 0.6%

Alterra Capital Holdings, Ltd.#	66,272	1,351,949
Argo Group International Holdings, Ltd.	20,045	551,438
Flagstone Reinsurance Holdings SA#	38,273	271,738
Greenlight Capital Re, Ltd. Class A†	20,470	459,142
Maiden Holdings, Ltd.	36,919	314,550
Montpelier Re Holdings, Ltd.	45,551	782,566
Platinum Underwriters Holdings, Ltd.	27,221	857,462

		4,588,845

Internet Application Software — 0.4%

DealerTrack Holdings, Inc.†	30,030	562,162
eResearchTechnology, Inc.†	35,836	186,706
interCLICK, Inc.†	14,973	86,544
IntraLinks Holdings, Inc.†#	23,342	218,714
KIT Digital, Inc.†#	25,845	286,104
Lionbridge Technologies, Inc.†	44,987	134,511
RealNetworks, Inc.	15,407	142,515

S1 Corp.†	39,030	358,686
VirnetX Holding Corp.#	29,731	638,919
Vocus, Inc.†	12,866	277,005

		2,891,866

Internet Connectivity Services — 0.2%

AboveNet, Inc.	16,952	1,042,209
Boingo Wireless, Inc.†#	4,205	36,793
Cogent Communications Group, Inc.†#	33,577	476,122
Internap Network Services Corp.†#	38,171	197,726

		1,752,850

Internet Content-Entertainment — 0.0%

FriendFinder Networks. Inc.†#	4,047	12,182
Limelight Networks, Inc.†#	49,563	124,403

		136,585

Internet Content-Information/News — 0.2%

Archipelago Learning, Inc.†	9,539	88,617
Dice Holdings, Inc.†	35,374	356,924
HealthStream, Inc.†	11,215	139,178
Loopnet, Inc.†#	12,113	212,704
TechTarget, Inc.†	10,661	68,124
Travelzoo, Inc.†#	4,040	147,581
XO Group, Inc.†	23,069	208,544

		1,221,672

Internet Incubators — 0.1%

ICG Group, Inc.†	27,086	277,496
ModusLink Global Solutions, Inc.	31,986	132,102
Safeguard Scientifics, Inc.†#	15,105	242,284

		651,882

Internet Infrastructure Software — 0.1%

Openwave Systems, Inc.†#	62,241	118,880
Responsys, Inc.†	6,922	100,785
support.com, Inc.†#	35,412	88,176
TeleCommunication Systems, Inc., Class A†#	33,881	128,409

		436,250

Internet Security — 0.2%

Blue Coat Systems, Inc.†	31,770	466,384
Sourcefire, Inc.†#	20,768	573,612
VASCO Data Security International, Inc.†#	19,739	140,344
Zix Corp.†	48,492	164,873

		1,345,213

Internet Telephone — 0.2%

BroadSoft, Inc.†	16,467	498,127
j2 Global Communications, Inc.#	33,587	1,073,104

		1,571,231

Intimate Apparel — 0.2%

Warnaco Group, Inc.†	32,135	1,714,402

Investment Companies — 0.8%

Apollo Investment Corp.#	143,093	1,300,715
Arlington Asset Investment Corp., Class A	4,699	121,234
Blackrock Kelso Capital Corp	53,328	467,687
Capital Southwest Corp.#	2,141	190,785
Fifth Street Finance Corp.#	52,821	523,456
Gladstone Capital Corp.#	15,367	124,319
Gladstone Investment Corp.	16,127	110,147
Golub Capital BDC, Inc.#	7,484	111,886
Kohlberg Capital Corp.	13,961	90,886
Main Street Capital Corp.#	14,690	275,144
MCG Capital Corp.#	56,284	266,786
Medallion Financial Corp.#	10,743	105,604
MVC Capital, Inc.	17,523	206,070
New Mountain Finance Corp.	5,313	67,422
NGP Capital Resources Co.	15,797	112,317
PennantPark Investment Corp.#	33,292	340,910
Prospect Capital Corp.#	79,622	699,081
Solar Capital, Ltd.	26,643	615,986
Solar Senior Capital, Ltd.	5,662	94,499
THL Credit, Inc.	6,763	79,465
TICC Capital Corp.	23,561	225,008
Triangle Capital Corp.	16,159	270,663

		6,400,070

Investment Management/Advisor Services — 0.4%

Artio Global Investors, Inc.#	22,848	207,688
Calamos Asset Management, Inc., Class A	13,853	163,327
CIFC Corp.†#	8,654	43,010
Cohen & Steers, Inc.#	12,977	501,950
Edelman Financial Group, Inc.#	14,795	102,825
Epoch Holding Corp.#	10,782	160,436
Financial Engines, Inc.†	27,973	623,239
GAMCO Investors, Inc., Class A#	4,959	242,098
Medley Capital Corp.#	8,121	86,002
National Financial Partners Corp.†	32,195	411,452
Pzena Investment Management, Inc., Class A	6,367	29,543
Virtus Investment Partners, Inc.†	4,005	245,547
Westwood Holdings Group, Inc.	4,555	157,876

		2,974,993

Lasers-System/Components — 0.4%

Coherent, Inc.†#	18,306	809,308
Cymer, Inc.†	22,290	901,853
Electro Scientific Industries, Inc.†	16,494	249,389
II-VI, Inc.†	37,794	746,621
Newport Corp.†	27,363	354,077
Rofin-Sinar Technologies, Inc.†	20,775	479,695

		3,540,943

Leisure Products — 0.1%

Brunswick Corp.#	65,034	1,033,390
Johnson Outdoors, Inc. Class A†	3,526	55,782
Marine Products Corp.†#	7,458	41,541

		1,130,713

Lighting Products & Systems — 0.3%

Acuity Brands, Inc.	31,630	1,456,245

Universal Display Corp.†#	28,095	1,378,622

		2,834,867

Linen Supply & Related Items — 0.1%

G&K Services, Inc., Class A	13,666	385,655
UniFirst Corp.#	10,344	535,612

		921,267

Machinery-Construction & Mining — 0.1%

Astec Industries, Inc.†	14,562	503,991

Machinery-Electrical — 0.1%

Franklin Electric Co., Inc.	16,992	729,127

Machinery-Farming — 0.1%

Alamo Group, Inc.	4,877	111,830
Lindsay Corp.	9,173	570,560

		682,390

Machinery-General Industrial — 0.9%

Albany International Corp., Class A	20,190	438,931
Altra Holdings, Inc.†#	19,622	304,533
Applied Industrial Technologies, Inc.#	30,948	947,628
Chart Industries, Inc.†	21,454	1,014,560
DXP Enterprises, Inc.†	6,346	152,875
Flow International Corp.†	34,570	88,153
Intevac, Inc.†	16,681	136,951
Kadant, Inc.†	8,987	209,397
Middleby Corp.†	13,687	1,102,693
Robbins & Myers, Inc.	28,795	1,383,600
Sauer-Danfoss, Inc.†	8,451	365,337
Tennant Co.#	13,982	614,649
Twin Disc, Inc.	6,179	239,930

		6,999,237

Machinery-Material Handling — 0.1%

Cascade Corp.	6,692	286,083
Columbus McKinnon Corp.†	14,061	202,760
NACCO Industries, Inc., Class A	4,260	326,784

		815,627

Machinery-Pumps — 0.1%

Gorman-Rupp Co.	11,112	324,470
Tecumseh Products Co., Class A†#	13,498	107,714

		432,184

Machinery-Thermal Process — 0.0%

Global Power Equipment Group, Inc.†#	11,507	280,311

Marine Services — 0.0%

Great Lakes Dredge & Dock Corp.	42,957	210,060
Odyssey Marine Exploration, Inc.†#	53,168	148,870

		358,930

Medical Imaging Systems — 0.0%

IRIS International, Inc.†	12,999	111,141
Merge Healthcare, Inc.†	37,915	224,457

		335,598

Medical Information Systems — 0.5%

athenahealth, Inc.†#	25,469	1,477,202
Computer Programs & Systems, Inc.	8,080	572,225
ePocrates, Inc.†	4,598	48,877
Medidata Solutions, Inc.†	15,366	253,539
MedQuist Holdings, Inc.#	23,091	190,501
Quality Systems, Inc.	14,150	1,302,083

		3,844,427

Medical Instruments — 1.1%

Abaxis, Inc.†#	16,447	409,037
AngioDynamics, Inc.†	18,242	262,685
Arthrocare Corp.†	19,948	646,914
AtriCure, Inc.†	10,259	105,257
Cardiovascular Systems, Inc.†	9,689	124,504
Conceptus, Inc.†#	22,780	241,468
CONMED Corp.†	20,671	484,735
CryoLife, Inc.†	20,402	104,254
Delcath Systems, Inc.†#	35,099	145,310
Dexcom, Inc.†	48,989	589,338
Endologix, Inc.†#	35,733	340,178
Genomic Health, Inc.†#	12,419	303,023
Integra LifeSciences Holdings Corp.†	15,228	607,293
Kensey Nash Corp.†#	6,230	171,076
MAKO Surgical Corp.†#	23,364	838,767
Natus Medical, Inc.†	21,184	222,008
Neoprobe Corp.†#	69,115	232,917
NuVasive, Inc.†#	28,977	702,113
Solta Medical, Inc.†	44,261	75,686
Spectranetics Corp.†#	24,353	150,258
Stereotaxis, Inc.†#	32,212	41,876
SurModics, Inc.†	11,143	118,784
Symmetry Medical, Inc.†	26,566	221,295
Synergetics USA, Inc.†	16,248	88,551
Vascular Solutions, Inc.†	12,378	149,279
Volcano Corp.†	38,084	1,140,616
Young Innovations, Inc.#	4,124	113,039

		8,630,261

Medical Labs & Testing Services — 0.0%

Bio-Reference Labs, Inc.†#	17,940	363,106
NeoStem, Inc.†#	33,293	24,304

		387,410

Medical Laser Systems — 0.0%

BioLase Technology, Inc.†#	20,982	70,499
Cynosure, Inc. Class A†#	7,060	72,294
Palomar Medical Technologies, Inc.†#	13,882	111,750

		254,543

Medical Products — 1.2%

ABIOMED, Inc.†	23,134	287,787
Accuray, Inc.†#	49,942	246,714
Alphatec Holdings, Inc.†	39,383	99,639
Atrion Corp.	1,151	247,350
Bacterin International Holdings, Inc.†#	16,297	31,453
BioMimetic Therapeutics, Inc.†#	14,022	46,693
Cantel Medical Corp.	9,635	240,201
Cerus Corp.†	34,766	71,270
Chindex International, Inc.†	8,296	87,606
Cyberonics, Inc.†#	20,706	584,116
Exactech, Inc.†#	6,210	92,032
Greatbatch, Inc.†	17,021	380,419

Haemonetics Corp.†	18,758	1,172,563
Hanger Orthopedic Group, Inc.†	24,466	459,472
Invacare Corp.	20,940	526,013
Luminex Corp.†#	27,605	635,743
NxStage Medical, Inc.†#	32,596	599,440
Orthofix International NV†#	13,187	483,370
PSS World Medical, Inc.†#	40,514	955,320
Rockwell Medical Technologies, Inc.†#	11,716	105,678
Synovis Life Technologies, Inc.†	8,371	142,726
Tornier BV†	7,698	180,056
Uroplasty, Inc.†	15,093	94,180
West Pharmaceutical Services, Inc.#	24,459	981,295
Wright Medical Group, Inc.†	28,500	436,905
Zoll Medical Corp.†	16,006	715,148

		9,903,189

Medical Sterilization Products — 0.2%

STERIS Corp.	43,253	1,391,882

Medical-Biomedical/Gene — 2.2%

Acorda Therapeutics, Inc.†	28,822	750,813
Aegerion Pharmaceuticals, Inc.†#	6,675	96,921
Affymax, Inc.†	25,844	121,208
Alnylam Pharmaceuticals, Inc.†#	26,885	187,657
AMAG Pharmaceuticals, Inc.†#	15,455	218,225
Arena Pharmaceuticals, Inc.†#	106,559	138,527
Ariad Pharmaceuticals, Inc.†	96,407	948,645
Arqule, Inc.†	38,987	169,983
BioCryst Pharmaceuticals, Inc.†#	21,113	69,673
Biosante Pharmaceuticals, Inc.†#	80,024	209,663
BioTime, Inc.†#	18,035	83,141
Cambrex Corp.†	21,487	106,790
Cell Therapeutics, Inc.†#	140,874	166,231
Celldex Therapeutics, Inc.†	32,232	100,564
Chelsea Therapeutics International, Inc.†	39,119	167,429
Cleveland Biolabs, Inc.†	20,694	53,597
Clinical Data, Inc. CVR†(1)(2)	9,058	0
Complete Genomics, Inc.†#	7,249	65,676
Cubist Pharmaceuticals, Inc.†#	43,784	1,518,867
Curis, Inc.†#	55,765	178,448
Dynavax Technologies Corp.†#	90,143	216,343
Emergent Biosolutions, Inc.†	17,791	321,483
Enzo Biochem, Inc.†#	27,947	81,605
Enzon Pharmaceuticals, Inc.†	27,488	235,022
Exact Sciences Corp.†	38,140	294,822
Exelixis, Inc.†#	93,369	698,400
Geron Corp.†#	94,213	251,549
GTx, Inc.†	15,993	57,895
Halozyme Therapeutics, Inc.†#	59,919	407,449
Harvard Bioscience, Inc.†	16,816	73,486
Immunogen, Inc.†	54,867	595,856
Immunomedics, Inc.†#	48,033	192,612
Incyte Corp., Ltd.†#	64,607	1,038,235
Inhibitex, Inc.†	46,431	163,901
Insmed, Inc.†#	18,134	86,137
InterMune, Inc.†	35,750	961,675
Lexicon Pharmaceuticals, Inc.†#	124,544	169,380
Ligand Pharmaceuticals, Inc., Class B†#	14,343	218,444
Maxygen, Inc.#	22,058	121,540
Medicines Co.†	39,360	573,869
Micromet, Inc.†#	66,852	321,558
Momenta Pharmaceuticals, Inc.†	33,688	570,001
Novavax, Inc.†#	70,167	129,458
NPS Pharmaceuticals, Inc.†	62,814	468,592
Nymox Pharmaceutical Corp.†#	14,175	111,983
OncoGenex Pharmaceutical, Inc.†	7,098	84,750
Oncothyreon, Inc.†	30,381	218,136
Pacific Biosciences of California, Inc.†	24,775	175,407
PDL BioPharma, Inc.#	102,020	623,342
Peregrine Pharmaceuticals, Inc.†#	49,583	69,912
PharmAthene, Inc.†	26,038	63,272
RTI Biologics, Inc.†	40,287	135,364
Sangamo Biosciences, Inc.†#	38,213	206,732
Seattle Genetics, Inc.†#	70,469	1,225,456
Sequenom, Inc.†#	72,350	443,506
Sunesis Pharmaceuticals, Inc.†#	20,775	32,201
Astex Pharmaceuticals, Inc.†	41,186	88,550
Transcept Pharmaceuticals, Inc.†	3,770	12,215
Trius Therapeutics, Inc.†	4,650	30,830
Vical, Inc.†#	52,379	190,136
ZIOPHARM Oncology, Inc.†#	42,735	244,872

		17,558,034

Medical-Drugs — 1.6%

Achillion Pharmaceuticals, Inc.†	34,642	213,048
Akorn, Inc.†	40,951	329,246
Alimera Sciences, Inc.†#	8,196	58,683
Amicus Therapeutics, Inc.†	11,520	52,877
Ampio Pharmaceuticals, Inc.†#	14,478	113,218
Anacor Pharmaceuticals, Inc.†	7,939	38,425
Anthera Pharmaceuticals, Inc.†	15,376	86,259
Ardea Biosciences, Inc.†#	12,251	198,834
Array Biopharma, Inc.†	41,647	88,708
Auxilium Pharmaceuticals, Inc.†	34,942	594,363
BioSpecifics Technologies Corp.†	3,615	63,263
Cadence Pharmaceuticals, Inc.†#	27,760	181,550
Corcept Therapeutics, Inc.†	29,991	84,875
Cytori Therapeutics, Inc.†#	35,372	116,728
Durect Corp.†	58,939	98,428
Dusa Pharmaceuticals, Inc.†	17,846	77,809
Endocyte, Inc.†	12,573	137,800
Furiex Pharmaceuticals, Inc.†	7,217	110,709
Hi-Tech Pharmacal Co., Inc.†#	7,570	212,036
Idenix Pharmaceuticals, Inc.†	40,035	232,603
Infinity Pharmaceuticals, Inc.†#	13,960	95,766
Ironwood Pharmaceuticals, Inc.†#	36,843	469,380
Jazz Pharmaceuticals, Inc.†	16,128	691,730
K-V Pharmaceutical Co., Class A†#	37,612	66,573
Keryx Biopharmaceuticals, Inc.†#	50,454	205,348
Lannett Co., Inc.†	11,860	45,898
MAP Pharmaceuticals, Inc.†#	15,966	223,524
Medicis Pharmaceutical Corp., Class A	45,092	1,754,079
Medivation, Inc.†	22,891	370,147
Opko Health, Inc.†#	79,533	332,448
Optimer Pharmaceuticals, Inc.†#	33,853	336,837
Orexigen Therapeutics, Inc.†#	23,528	33,410
Pacira Pharmaceuticals, Inc.†	3,575	27,385

Pain Therapeutics, Inc.†#	26,940	127,965
Pernix Therapeutics Holdings†#	2,722	24,090
PharMerica Corp.†#	21,447	315,914
Pozen, Inc.†	19,330	54,704
Progenics Pharmaceuticals, Inc.†#	21,436	133,332
Raptor Pharmaceutical Corp.†#	25,268	119,518
Rigel Pharmaceuticals, Inc.†	50,089	394,701
Sagent Pharmaceuticals, Inc.†#	4,857	111,662
Salix Pharmaceuticals, Ltd.†	42,655	1,298,845
Santarus, Inc.†#	38,920	119,484
Savient Pharmaceuticals, Inc.†#	51,886	223,110
Sciclone Pharmaceuticals, Inc.†	25,246	118,151
SIGA Technologies, Inc.†#	25,119	144,183
Sucampo Pharmaceuticals, Inc. Class A†#	9,262	29,916
Synta Pharmaceuticals Corp.†#	17,006	72,275
Targacept, Inc.†	20,122	327,586
Vanda Pharmaceuticals, Inc.†#	20,526	124,388
Viropharma, Inc.†#	55,484	1,099,138
Vivus, Inc.†#	64,902	541,283
XenoPort, Inc.†	25,824	188,773
Zalicus, Inc.†#	54,314	86,902
Zogenix, Inc.†#	8,150	28,199

		13,426,106

Medical-Generic Drugs — 0.2%

Acura Pharmaceuticals, Inc.†#	7,858	24,203
Impax Laboratories, Inc.†	47,681	937,885
Par Pharmaceutical Cos., Inc.†#	26,447	786,269

		1,748,357

Medical-HMO — 0.8%

Centene Corp.†	36,500	1,163,985
Healthspring, Inc.†	49,489	1,932,050
Magellan Health Services, Inc.†	23,434	1,168,654
Metropolitan Health Networks, Inc.†	30,020	154,003
Molina Healthcare, Inc.†	20,497	394,157
Triple-S Management Corp., Class B†#	14,435	246,117
Universal American Corp.	23,578	259,122
WellCare Health Plans, Inc.†	31,086	1,424,671

		6,742,759

Medical-Hospitals — 0.1%

MedCath Corp.†#	14,847	206,374
Select Medical Holdings Corp.†	32,677	236,908

		443,282

Medical-Nursing Homes — 0.2%

Assisted Living Concepts, Inc., Class A	14,270	191,646
Ensign Group, Inc.	11,908	277,814
Kindred Healthcare, Inc.†#	37,957	491,164
National Healthcare Corp.#	7,475	257,364
Skilled Healthcare Group, Inc. Class A†#	14,140	76,780
Sun Healthcare Group, Inc.†#	18,327	78,073

		1,372,841

Medical-Outpatient/Home Medical — 0.3%

Air Methods Corp.†	8,273	550,568
Almost Family, Inc.†#	6,006	118,739
Amedisys, Inc.†#	21,527	365,313
Amsurg Corp.†	22,833	516,711
Continucare Corp.†#	21,654	137,719
Gentiva Health Services, Inc.†	22,333	169,954
LHC Group, Inc.†	11,525	230,270

		2,089,274

Metal Processors & Fabrication — 0.7%

Ampco-Pittsburgh Corp.	6,224	132,758
CIRCOR International, Inc.#	12,587	434,377
Dynamic Materials Corp.	9,737	196,882
Haynes International, Inc.	8,913	517,221
Kaydon Corp.	23,811	800,526
LB Foster Co., Class A#	6,947	170,202
Mueller Industries, Inc.#	27,649	1,303,374
NN, Inc.	12,272	94,495
RBC Bearings, Inc.†	16,013	559,654
RTI International Metals, Inc.†#	22,049	587,385
Sun Hydraulics Corp.#	14,640	431,002
Worthington Industries, Inc.	41,985	682,256

		5,910,132

Metal Products-Distribution — 0.0%

A.M. Castle & Co.†	12,207	148,193
Lawson Products, Inc.	2,548	43,469
Olympic Steel, Inc.	6,679	138,389

		330,051

Metal-Aluminum — 0.2%

Century Aluminum Co.†#	37,669	458,432
Kaiser Aluminum Corp.#	11,892	616,838
Noranda Aluminium Holding Corp.†	16,595	188,685

		1,263,955

Metal-Copper — 0.0%

Revett Minerals, Inc.†	18,300	85,095

Mining — 0.0%

Vista Gold Corp.†	51,884	176,924

Miscellaneous Manufacturing — 0.2%

American Railcar Industries, Inc.†	7,111	130,202
FreightCar America, Inc.†	8,727	159,791
John Bean Technologies Corp.	20,920	330,536
Movado Group, Inc.	12,633	173,830
NL Industries, Inc.	4,869	73,522
Trimas Corp.†	18,665	360,795

		1,228,676

Motion Pictures & Services — 0.0%

Lions Gate Entertainment Corp.†#	32,921	229,130

MRI/Medical Diagnostic Imaging — 0.0%

Alliance HealthCare Services, Inc.†#	17,878	28,426
RadNet, Inc.†	22,269	66,807

		95,233

Multilevel Direct Selling — 0.2%

Nu Skin Enterprises, Inc., Class A#	40,017	1,692,319

Multimedia — 0.1%

Demand Media, Inc.†	5,773	49,936

Entravision Communications Corp., Class A†	36,715	41,488
EW Scripps Co., Class A†#	24,880	208,992
Journal Communications, Inc., Class A†	31,553	116,431
Martha Stewart Living Omnimedia, Class A†#	19,876	66,386
Meredith Corp.#	26,539	684,706

		1,167,939

Networking Products — 0.5%

Anixter International, Inc.	21,172	1,249,360
BigBand Networks, Inc.†#	31,986	45,740
Black Box Corp.	13,126	324,475
Calix, Inc.†#	27,479	406,140
Dialogic, Inc.†	11,282	31,477
Extreme Networks, Inc.†#	67,255	186,296
Infinera Corp.†#	76,357	573,823
Ixia†#	28,201	242,247
LogMeIn, Inc.†#	14,879	464,969
Meru Networks, Inc.†#	7,868	71,913
NeoPhotonics Corp.†#	6,320	38,552
Netgear, Inc.†	26,734	743,472
Procera Networks, Inc.†	10,511	86,295

		4,464,759

Non-Ferrous Metals — 0.4%

Globe Specialty Metals, Inc.	46,033	771,053
Horsehead Holding Corp.†	31,901	326,985
Materion Corp.†	14,905	427,774
Thompson Creek Metals Co., Inc.†#	111,560	922,601
Ur-Energy, Inc.†	75,587	95,995
Uranerz Energy Corp.†#	47,154	112,227
Uranium Energy Corp.†#	52,078	182,794
Uranium Resources, Inc.†#	68,214	79,810
USEC, Inc.†#	84,767	184,792

		3,104,031

Non-Hazardous Waste Disposal — 0.0%

Casella Waste Systems, Inc., Class A†#	18,491	106,138
WCA Waste Corp.†#	12,291	53,958

		160,096

Office Furnishings-Original — 0.4%

CompX International, Inc.#	840	12,121
Herman Miller, Inc.	41,844	831,440
HNI Corp.	32,671	673,676
Interface, Inc. Class A	38,475	580,203
Knoll, Inc.	34,942	552,783
Steelcase, Inc., Class A	58,093	481,010

		3,131,233

Office Supplies & Forms — 0.1%

ACCO Brands Corp.†	40,282	274,723
Ennis, Inc.#	19,022	301,879

		576,602

Oil & Gas Drilling — 0.2%

Hercules Offshore, Inc.†#	84,120	354,986
Parker Drilling Co.†#	85,218	484,891
Pioneer Drilling Co.†	45,005	568,863
Vantage Drilling Co.†#	127,572	195,185

		1,603,925

Oil Companies-Exploration & Production — 3.0%

Abraxas Petroleum Corp.†#	60,100	221,769
Apco Oil & Gas International, Inc.	6,665	527,468
Approach Resources, Inc.†#	16,379	303,994
ATP Oil & Gas Corp.†#	32,516	437,990
Berry Petroleum Co., Class A#	37,644	1,845,685
Bill Barrett Corp.†	34,468	1,652,741
BPZ Resources, Inc.†#	74,571	273,676
Callon Petroleum Co.†	28,568	164,266
CAMAC Energy, Inc.†#	42,844	35,561
Carrizo Oil & Gas, Inc.†	28,439	853,739
Clayton Williams Energy, Inc.†#	4,309	244,493
Comstock Resources, Inc.†#	34,785	707,875
Contango Oil & Gas Co.†#	8,913	540,395
Crimson Exploration, Inc.†#	15,942	41,130
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Endeavour International Corp.†	27,121	267,413
Energy Partners, Ltd.†	21,136	281,531
Energy XXI Bermuda, Ltd.†	55,006	1,474,711
Evolution Petroleum Corp.†	11,733	73,801
FX Energy, Inc.†#	38,211	238,819
Gastar Exploration, Ltd.†	42,400	175,960
Georesources, Inc.†#	14,653	341,415
GMX Resources, Inc.†#	43,801	126,585
Goodrich Petroleum Corp.†#	18,926	303,194
Gulfport Energy Corp.†	30,502	881,508
Harvest Natural Resources, Inc.†#	24,815	280,906
Houston American Energy Corp.#	12,069	207,707
Hyperdynamics Corp.†#	113,620	509,018
Isramco, Inc.†	782	50,838
Kodiak Oil & Gas Corp.†#	152,856	917,136
Magnum Hunter Resources Corp.†	81,340	365,217
McMoRan Exploration Co.†	71,745	923,358
Miller Energy Resources, Inc.†#	22,686	81,216
Northern Oil And Gas, Inc.†#	46,114	941,648
Oasis Petroleum, Inc.†#	43,474	1,156,408
Panhandle Oil and Gas, Inc., Class A Class A#	5,137	145,839
Penn Virginia Corp.#	33,357	272,193
PetroCorp, Inc.†(1)(2)	2,364	0
Petroleum Development Corp.†#	17,162	408,627
Petroquest Energy, Inc.†#	40,920	310,992
Resolute Energy Corp.†	33,711	454,761
Rex Energy Corp.†#	25,475	313,088
Rosetta Resources, Inc.†	38,706	1,778,541
Stone Energy Corp.†	35,792	945,267
Swift Energy Co.†	30,985	955,887
Triangle Petroleum Corp.†	31,365	171,567
U.S. Energy Corp.†	17,817	50,244
Vaalco Energy, Inc.†	37,355	237,951
Venoco, Inc.†#	21,593	250,047
Voyager Oil & Gas, Inc.†	34,308	95,033
W&T Offshore, Inc.#	25,455	537,610
Warren Resources, Inc.†	52,164	176,314
Zion Oil & Gas, Inc.†#	22,183	62,556

		24,615,688

Oil Field Machinery & Equipment — 0.7%

Complete Production Services, Inc.†	57,646	1,675,193
Dril-Quip, Inc.†	25,103	1,624,164
Flotek Industries, Inc.†	36,468	252,723
Gulf Island Fabrication, Inc.	10,479	257,783
Lufkin Industries, Inc.	22,249	1,384,555
Mitcham Industries, Inc.†	8,782	147,626
Natural Gas Services Group, Inc.†	8,922	115,897
Thermon Group Holdings, Inc.†	7,304	113,796

		5,571,737

Oil Refining & Marketing — 0.4%

Alon USA Energy, Inc.#	8,280	76,921
Cheniere Energy, Inc.†#	60,480	468,720
CVR Energy, Inc.†	64,121	1,825,525
Delek US Holdings, Inc.	10,380	153,728
Western Refining, Inc.†	38,538	672,103

		3,196,997

Oil-Field Services — 0.8%

Basic Energy Services, Inc.†	17,600	384,736
Cal Dive International, Inc.†	69,681	202,772
Exterran Holdings, Inc.†#	46,686	552,762
Global Industries, Ltd.†#	73,936	326,058
Helix Energy Solutions Group, Inc.†	77,429	1,307,776
Hornbeck Offshore Services, Inc.†	16,683	406,731
Key Energy Services, Inc.†	91,127	1,311,317
Matrix Service Co.†	19,310	209,900
Newpark Resources, Inc.†#	66,020	546,646
Targa Resources Corp.#	12,001	358,110
Tesco Corp.†	22,040	368,068
Tetra Technologies, Inc.†	56,109	575,117
Union Drilling, Inc.†#	11,059	94,333
Willbros Group, Inc.†	28,533	183,467

		6,827,793

Optical Recognition Equipment — 0.0%

Digimarc Corp.†	4,577	152,918

Optical Supplies — 0.0%

STAAR Surgical Co.†	25,959	212,604

Paper & Related Products — 0.5%

Boise, Inc.	76,160	472,954
Buckeye Technologies, Inc.	29,137	792,235
Clearwater Paper Corp.†#	16,826	619,533
KapStone Paper and Packaging Corp.†	28,534	428,866
Neenah Paper, Inc.	10,897	190,480
P.H. Glatfelter Co.#	33,626	482,869
Schweitzer-Mauduit International, Inc.#	11,766	705,725
Verso Paper Corp.†	10,916	24,561
Wausau Paper Corp.	35,917	239,566
Xerium Technologies, Inc.†#	8,039	113,832

		4,070,621

Patient Monitoring Equipment — 0.2%

CardioNet, Inc.†	17,796	58,549
Insulet Corp.†	33,572	586,839
Masimo Corp.	38,366	946,489

		1,591,877

Petrochemicals — 0.0%

TPC Group, Inc.†	9,689	309,079

Pharmacy Services — 0.0%

BioScrip, Inc.†#	29,727	188,172

Photo Equipment & Supplies — 0.1%

Eastman Kodak Co.†#	196,502	624,876

Physical Therapy/Rehabilitation Centers — 0.2%

Healthsouth Corp.†	69,479	1,486,156
U.S. Physical Therapy, Inc.	8,620	171,193

		1,657,349

Physicians Practice Management — 0.1%

American Dental Partners, Inc.†	11,268	123,723
Healthways, Inc.†	24,805	311,551
IPC The Hospitalist Co., Inc.†	11,956	479,435

		914,709

Pipelines — 0.1%

Crosstex Energy, Inc.#	29,651	346,620
SemGroup Corp., Class A†	30,314	695,100

		1,041,720

Platinum — 0.1%

Stillwater Mining Co.†	75,252	1,158,128

Pollution Control — 0.0%

Fuel Tech, Inc.†	13,322	79,266
Met-Pro Corp.#	10,707	106,106

		185,372

Poultry — 0.1%

Pilgrim’s Pride Corp.†#	36,970	128,656
Sanderson Farms, Inc.#	16,170	633,864

		762,520

Power Converter/Supply Equipment — 0.2%

Active Power, Inc.†	58,427	89,393
Advanced Energy Industries, Inc.†	31,813	317,812
Capstone Turbine Corp.†#	179,663	215,596
Generac Holdings, Inc.†	18,209	375,287
Powell Industries, Inc.†	6,440	240,985
Power-One, Inc.†#	49,728	375,944
PowerSecure International, Inc.†	13,755	63,273
Satcon Technology Corp.†#	66,252	88,115
Vicor Corp.#	14,310	161,560

		1,927,965

Precious Metals — 0.3%

Coeur d’Alene Mines Corp.†	65,386	1,860,232
Paramount Gold and Silver Corp.†#	85,548	208,737

		2,068,969

Printing-Commercial — 0.4%

American Reprographics Co.†	27,051	105,769
Cenveo, Inc.†#	40,219	177,768
Consolidated Graphics, Inc.†	6,570	253,471
Deluxe Corp.	37,554	831,070
Multi-Color Corp.#	8,327	216,669
Quad Graphics, Inc.#	18,433	382,300
Valassis Communications, Inc.†	35,887	906,864

		2,873,911

Private Corrections — 0.1%

Geo Group, Inc.†	47,386	1,017,377

Protection/Safety — 0.1%

Ascent Media Corp., Class A† Class A	10,516	503,717
Landauer, Inc.#	6,881	354,784

		858,501

Publishing-Books — 0.1%

Cambium Learning Group, Inc.†#	12,059	36,056
Courier Corp.#	7,519	55,716
Scholastic Corp.	19,405	538,683

		630,455

Publishing-Newspapers — 0.1%

AH Belo Corp., Class A Class A#	13,621	72,872
Dolan Co.†	22,181	187,873
McClatchy Co., Class A†#	42,150	71,655
New York Times Co., Class A†#	100,186	819,522

		1,151,922

Publishing-Periodicals — 0.0%

Value Line, Inc.#	983	12,002

Racetracks — 0.1%

Churchill Downs, Inc.#	9,174	401,638
International Speedway Corp., Class A	21,508	541,141
Speedway Motorsports, Inc.#	8,624	115,475

		1,058,254

Radio — 0.0%

Cumulus Media, Inc., Class A†#	16,901	45,464
Entercom Communications Corp., Class A†#	17,668	107,952
Saga Communications, Inc., Class A†	2,633	82,281
Westwood One, Inc.†#	3,679	20,786

		256,483

Real Estate Investment Trusts — 8.5%

Acadia Realty Trust#	29,451	620,827
Agree Realty Corp.#	7,199	160,898
Alexander’s, Inc.	1,499	648,917
American Assets Trust, Inc.	23,531	473,444
American Campus Communities, Inc.	49,604	1,935,052
Anworth Mortgage Asset Corp.	92,418	664,485
Apollo Commercial Real Estate Finance, Inc.#	15,017	225,705
ARMOUR Residential REIT, Inc.#	55,922	418,856
Ashford Hospitality Trust, Inc.#	38,119	308,764
Associated Estates Realty Corp.	30,277	535,903
BioMed Realty Trust, Inc.	95,862	1,753,316
Campus Crest Communities, Inc.	22,342	264,082
CapLease, Inc.#	49,707	198,331
Capstead Mortgage Corp.	61,641	820,442
CBL & Associates Properties, Inc.	108,362	1,594,005
Cedar Shopping Centers, Inc.	40,949	150,692
Chatham Lodging Trust	10,095	101,556
Chesapeake Lodging Trust	23,486	301,090
Cogdell Spencer, Inc.	32,549	138,984
Colonial Properties Trust	60,969	1,281,568
Colony Financial, Inc.#	24,036	370,875
Coresite Realty Corp.#	14,510	233,611
Cousins Properties, Inc.	66,608	480,910
CreXus Investment Corp.#	41,747	390,334
CYS Investments, Inc.	60,306	805,085
DCT Industrial Trust, Inc.#	179,433	809,243
DiamondRock Hospitality Co.#	122,248	946,199
DuPont Fabros Technology, Inc.	42,961	994,547
Dynex Capital, Inc.#	29,451	270,360
EastGroup Properties, Inc.#	19,757	798,380
Education Realty Trust, Inc.	52,752	474,768
Entertainment Properties Trust	34,067	1,435,243
Equity Lifestyle Properties, Inc.#	22,479	1,549,253
Equity One, Inc.	39,189	705,794
Excel Trust, Inc.#	22,608	243,488
Extra Space Storage, Inc.#	68,570	1,474,255
FelCor Lodging Trust, Inc.†	90,918	311,849
First Industrial Realty Trust, Inc.†	63,254	597,118
First Potomac Realty Trust	36,547	473,284
Franklin Street Properties Corp.#	51,569	672,460
Getty Realty Corp.#	18,853	358,396
Gladstone Commercial Corp.#	7,995	132,237
Glimcher Realty Trust#	78,267	666,052
Government Properties Income Trust#	25,855	605,524
Hatteras Financial Corp.	54,594	1,507,340
Healthcare Realty Trust, Inc.#	56,845	994,219
Hersha Hospitality Trust	102,810	381,425
Highwoods Properties, Inc.#	52,678	1,725,731
Home Properties, Inc.#	28,535	1,908,135
Hudson Pacific Properties, Inc.	16,106	224,357
Inland Real Estate Corp.	56,319	456,747
Invesco Mortgage Capital, Inc.	84,276	1,486,629
Investors Real Estate Trust	58,629	456,134
iStar Financial, Inc.†#	67,540	485,613
Kilroy Realty Corp.#	42,696	1,525,528
Kite Realty Group Trust	40,668	174,466
LaSalle Hotel Properties	62,146	1,168,345
Lexington Realty Trust	87,448	645,366
LTC Properties, Inc.	22,156	597,990
Medical Properties Trust, Inc.	81,596	872,261
MFA Financial, Inc.	260,060	1,947,849
Mid-America Apartment Communities, Inc.	26,804	1,915,950
Mission West Properties, Inc.	12,935	101,152
Monmouth Real Estate Invesment Corp., Class A#	25,866	210,032
MPG Office Trust, Inc.†	35,821	99,582

National Health Investors, Inc.#	17,810	813,917
National Retail Properties, Inc.	62,092	1,692,628
Newcastle Investment Corp.	57,903	320,204
NorthStar Realty Finance Corp.#	70,014	267,453
Omega Healthcare Investors, Inc.	74,217	1,347,039
One Liberty Properties, Inc.	8,104	126,422
Parkway Properties, Inc.	16,041	217,837
Pebblebrook Hotel Trust	37,169	597,306
Pennsylvania Real Estate Investment Trust	40,645	419,050
PennyMac Mortgage Investment Trust	20,278	345,537
Post Properties, Inc.	36,401	1,521,562
Potlatch Corp.	29,319	983,946
PS Business Parks, Inc.	13,592	743,075
RAIT Financial Trust#	27,776	108,049
Ramco-Gershenson Properties Trust	28,136	291,208
Redwood Trust, Inc.	57,370	720,567
Resource Capital Corp.	52,019	281,943
Retail Opportunity Investments Corp.#	30,731	343,880
RLJ Lodging Trust	20,110	266,659
Sabra Healthcare REIT, Inc.	26,928	314,654
Saul Centers, Inc.	5,365	189,814
Sovran Self Storage, Inc.	20,221	821,781
STAG Industrial, Inc.#	11,594	124,751
Starwood Property Trust, Inc.	68,078	1,259,443
Strategic Hotels & Resorts, Inc.†	127,671	610,267
Summit Hotel Properties, Inc.	19,929	165,012
Sun Communities, Inc.	15,511	597,794
Sunstone Hotel Investors, Inc.†	86,319	521,367
Tanger Factory Outlet Centers	62,751	1,765,186
Terreno Realty Corp.#	6,786	102,536
Two Harbors Investment Corp.	102,677	982,619
U-Store-It Trust	72,631	780,057
UMH Properties, Inc.#	8,410	77,708
Universal Health Realty Income Trust	8,670	324,431
Urstadt Biddle Properties, Inc., Class A	16,827	282,862
Washington Real Estate Investment Trust#	48,165	1,490,225
Whitestone REIT, Class B#	5,486	63,199
Winthrop Realty Trust	20,953	214,140

		69,377,161

Real Estate Management/Services — 0.1%

HFF, Inc., Class A†	21,203	250,619
Kennedy-Wilson Holdings, Inc.#	17,373	201,701

		452,320

Real Estate Operations & Development — 0.1%

Avatar Holdings, Inc.†	6,520	66,634
Consolidated-Tomoka Land Co.#	3,063	85,948
Forestar Group, Inc.†	25,872	325,729

		478,311

Recreational Centers — 0.2%

Life Time Fitness, Inc.†#	30,889	1,184,284
Town Sports International Holdings, Inc.†	14,965	112,387

		1,296,671

Recreational Vehicles — 0.0%

Arctic Cat, Inc.†	8,862	138,956

Recycling — 0.0%

Metalico, Inc.†	29,307	129,830

Rental Auto/Equipment — 0.7%

Avis Budget Group, Inc.†	76,680	1,008,342
Dollar Thrifty Automotive Group, Inc.†	21,129	1,401,909
Electro Rent Corp.#	13,714	202,830
Essex Rental Corp.†#	12,507	51,779
H&E Equipment Services, Inc.†	20,876	213,561
McGrath RentCorp	17,749	423,136
Rent-A-Center, Inc.	46,470	1,309,525
RSC Holdings, Inc.†#	49,484	393,893
United Rentals, Inc.†#	45,651	761,459
Zipcar, Inc.†#	7,481	157,325

		5,923,759

Research & Development — 0.2%

Albany Molecular Research, Inc.†#	16,073	56,095
AVEO Pharmaceuticals, Inc.†	22,885	388,587
Parexel International Corp.†	42,999	876,320

		1,321,002

Resorts/Theme Parks — 0.3%

Six Flags Entertainment Corp.#	30,452	1,021,665
Vail Resorts, Inc.#	26,299	1,063,268

		2,084,933

Retail-Apparel/Shoe — 1.7%

Aeropostale, Inc.†#	58,959	659,162
ANN, Inc.†	38,019	896,108
Ascena Retail Group, Inc.†	45,876	1,303,796
Bebe Stores, Inc.	28,059	192,485
Body Central Corp.†	8,587	148,984
Brown Shoe Co., Inc.#	32,388	266,553
Buckle, Inc.#	19,675	775,195
Casual Male Retail Group, Inc.†#	30,774	128,328
Cato Corp., Class A#	20,201	512,701
Charming Shoppes, Inc.†	84,899	269,130
Children’s Place Retail Stores, Inc.†	19,057	817,926
Christopher & Banks Corp.#	26,143	124,441
Collective Brands, Inc.†#	44,958	606,483
Destination Maternity Corp.	7,837	110,110
Express, Inc.	40,358	770,434
Finish Line, Inc., Class A	37,856	760,906
Genesco, Inc.†	17,302	917,352
HOT Topic, Inc.	32,683	270,615
JOS. A. Bank Clothiers, Inc.†	20,178	1,034,122
Kenneth Cole Productions, Inc., Class A†	5,511	63,983
Liz Claiborne, Inc.†#	69,088	360,639
Men’s Wearhouse, Inc.	37,601	1,087,045
New York & Co., Inc.†#	19,860	69,510
Pacific Sunwear of California, Inc.†#	34,642	53,695
Rue21, Inc.†	10,939	274,131
Shoe Carnival, Inc.†#	6,686	169,223
Stein Mart, Inc.	20,060	142,025
Syms Corp.†#	4,738	41,979
Talbots, Inc.†#	51,058	150,111
Vera Bradley, Inc.†#	14,467	507,792

Wet Seal, Inc., Class A†	66,108	333,184

		13,818,148

Retail-Appliances — 0.0%

Conn’s, Inc.†	10,582	60,635
hhgregg, Inc.†#	13,202	144,958

		205,593

Retail-Auto Parts — 0.0%

PEP Boys-Manny Moe & Jack#	38,457	379,955

Retail-Automobile — 0.4%

America’s Car-Mart, Inc.†#	6,701	201,365
Asbury Automotive Group, Inc.†	21,321	401,048
Group 1 Automotive, Inc.#	17,545	732,504
Lithia Motors, Inc., Class A	16,116	304,109
Penske Automotive Group, Inc.#	32,609	594,788
Rush Enterprises, Inc., Class A†	23,664	435,418
Sonic Automotive, Inc., Class A#	29,391	407,947

		3,077,179

Retail-Bookstores — 0.0%

Barnes & Noble, Inc.	21,210	282,941

Retail-Building Products — 0.0%

Lumber Liquidators Holdings, Inc.†	16,894	255,775

Retail-Catalog Shopping — 0.0%

Coldwater Creek, Inc.†#	44,407	47,071

Retail-Computer Equipment — 0.0%

PC Connection, Inc.†	6,796	60,552
Systemax, Inc.†#	7,890	106,515

		167,067

Retail-Convenience Store — 0.2%

Casey’s General Stores, Inc.	27,719	1,247,355
Pantry, Inc.†	16,789	209,862
Susser Holdings Corp.†	5,869	123,836

		1,581,053

Retail-Discount — 0.3%

99 Cents Only Stores†	34,211	637,009
Citi Trends, Inc.†#	10,936	127,514
Fred’s, Inc., Class A#	28,714	328,775
Gordmans Stores, Inc.†	3,893	58,006
HSN, Inc.†	29,194	938,295
Tuesday Morning Corp.†#	31,481	125,609

		2,215,208

Retail-Drug Store — 0.1%

Rite Aid Corp.†#	430,438	473,482

Retail-Hair Salons — 0.1%

Regis Corp.#	42,194	623,205

Retail-Home Furnishings — 0.1%

Cost Plus, Inc.†	13,871	107,778
Haverty Furniture Cos., Inc.	13,720	162,582
Kirkland’s, Inc.†#	12,235	113,296
Pier 1 Imports, Inc.†	77,719	830,039

		1,213,695

Retail-Jewelry — 0.0%

Zale Corp.†#	23,470	95,758

Retail-Leisure Products — 0.0%

MarineMax, Inc.†#	16,968	115,213
Steinway Musical Instruments, Inc.†	4,816	119,774
West Marine, Inc.†	10,808	102,135

		337,122

Retail-Major Department Stores — 0.1%

Saks, Inc.†	84,231	815,356

Retail-Misc./Diversified — 0.1%

Pricesmart, Inc.#	12,993	850,522
Winmark Corp.	1,648	77,340

		927,862

Retail-Office Supplies — 0.1%

Office Depot, Inc.†	202,734	527,108
OfficeMax, Inc.†	62,791	393,700

		920,808

Retail-Pawn Shops — 0.4%

Cash America International, Inc.	21,472	1,199,855
EzCorp, Inc., Class A†	34,276	1,149,960
First Cash Financial Services, Inc.†	22,868	1,068,164

		3,417,979

Retail-Pet Food & Supplies — 0.0%

PetMed Express, Inc.#	15,803	160,084

Retail-Petroleum Products — 0.2%

World Fuel Services Corp.	51,715	1,920,695

Retail-Regional Department Stores — 0.1%

Bon-Ton Stores, Inc.#	9,018	63,216
Stage Stores, Inc.	26,378	430,753

		493,969

Retail-Restaurants — 1.5%

AFC Enterprises, Inc.†	18,084	234,911
Benihana, Inc. Class A†#	9,729	78,902
Biglari Holdings, Inc.†	886	291,724
BJ’s Restaurants, Inc.†#	17,568	811,115
Bob Evans Farms, Inc.	22,134	702,976
Bravo Brio Restaurant Group, Inc.†	14,067	291,890
Buffalo Wild Wings, Inc.†#	13,381	824,671
Caribou Coffee Co., Inc.†#	9,432	143,272
Carrols Restaurant Group, Inc.†	9,200	85,008
CEC Entertainment, Inc.#	14,495	450,215
Cheesecake Factory, Inc.†#	42,180	1,157,841
Cracker Barrel Old Country Store, Inc.#	16,764	710,123
Denny’s Corp.†	72,246	273,812
DineEquity, Inc.†#	11,298	473,386
Domino’s Pizza, Inc.†	45,091	1,250,374

Einstein Noah Restaurant Group, Inc.#	4,351	65,135
Jack in the Box, Inc.†	33,879	703,667
Jamba, Inc.†#	48,134	84,716
Krispy Kreme Doughnuts, Inc.†#	42,714	388,270
Luby’s, Inc.†#	13,736	62,499
McCormick & Schmick’s Seafood Restaurants, Inc.†	9,764	60,927
O’Charley’s, Inc.†#	13,465	75,673
Papa John’s International, Inc.†	14,405	428,549
PF Chang’s China Bistro, Inc.#	16,601	500,354
Red Robin Gourmet Burgers, Inc.†	9,477	295,682
Ruby Tuesday, Inc.†	47,547	396,067
Ruth’s Hospitality Group, Inc.†	25,697	135,937
Sonic Corp.†#	45,139	418,439
Texas Roadhouse, Inc.#	45,958	657,199

		12,053,334

Retail-Sporting Goods — 0.2%

Big 5 Sporting Goods Corp.	16,057	119,304
Cabela’s, Inc.†	31,597	740,950
Hibbett Sports, Inc.†#	20,014	749,724
Zumiez, Inc.†	15,511	286,798

		1,896,776

Retail-Toy Stores — 0.0%

Build-A-Bear Workshop, Inc.†	12,146	71,783

Retail-Video Rentals — 0.1%

Coinstar, Inc.†#	22,901	1,044,057

Retirement/Aged Care — 0.1%

Capital Senior Living Corp.†	20,118	144,447
Emeritus Corp.†#	22,315	390,289
Five Star Quality Care, Inc.†	30,647	99,603
Sunrise Senior Living, Inc.†#	41,920	311,047

		945,386

Rubber-Tires — 0.1%

Cooper Tire & Rubber Co.	45,355	550,156

Rubber/Plastic Products — 0.0%

Myers Industries, Inc.	23,144	251,807

Satellite Telecom — 0.2%

DigitalGlobe, Inc.†	25,743	583,337
GeoEye, Inc.†	16,194	585,737
Globalstar, Inc.†#	74,691	61,120
Iridium Communications, Inc.†#	31,824	235,179
Loral Space & Communications, Inc.†	7,982	451,701

		1,917,074

Savings & Loans/Thrifts — 1.0%

Abington Bancorp, Inc.	14,779	129,316
Astoria Financial Corp.	63,521	648,549
Bank Mutual Corp.#	33,590	106,816
BankFinancial Corp.	15,391	118,972
Beneficial Mutual Bancorp, Inc.†	24,289	190,426
Berkshire Hills Bancorp, Inc.#	15,144	326,202
BofI Holding, Inc.†	6,464	91,660
Brookline Bancorp, Inc.#	43,145	363,281
Cape Bancorp, Inc.†#	8,382	68,732
Charter Financial Corp.#	4,964	44,726
Clifton Savings Bancorp, Inc.#	6,242	62,482
Dime Community Bancshares, Inc.	22,733	274,160
ESB Financial Corp.	9,102	110,498
ESSA Bancorp, Inc.#	8,278	93,707
First Defiance Financial Corp.#	7,102	96,729
First Financial Holdings, Inc.#	12,071	76,047
First Pactrust Bancorp, Inc.	7,396	87,791
Flagstar Bancorp, Inc.†	142,806	87,112
Flushing Financial Corp.	22,925	263,179
Fox Chase Bancorp, Inc.#	10,627	137,195
Home Federal Bancorp, Inc.	12,097	123,147
Investors Bancorp, Inc.†	33,806	486,299
Kearny Financial Corp.#	9,731	85,049
Meridian Interstate Bancorp, Inc.†#	6,416	81,740
Northfield Bancorp, Inc.#	12,451	167,964
Northwest Bancshares, Inc.#	77,490	923,681
OceanFirst Financial Corp.	10,709	127,437
Oritani Financial Corp.	41,049	539,794
Provident Financial Services, Inc.#	44,160	554,650
Provident New York Bancorp.#	27,780	178,903
Rockville Financial, Inc.	21,550	207,096
Roma Financial Corp.	5,484	48,424
Territorial Bancorp, Inc.	8,751	177,470
United Financial Bancorp, Inc.	11,762	181,370
ViewPoint Financial Group#	25,446	305,606
Westfield Financial, Inc.#	20,484	154,040
WSFS Financial Corp.#	4,690	164,150

		7,884,400

Schools — 0.4%

American Public Education, Inc.†#	13,061	538,375
Bridgepoint Education, Inc.†#	13,048	288,100
Capella Education Co.†#	11,487	367,354
Corinthian Colleges, Inc.†	56,917	125,217
Grand Canyon Education, Inc.†#	20,937	325,570
K12, Inc.†#	18,984	510,290
Lincoln Educational Services Corp.	16,493	162,126
National American University Holdings, Inc.#	6,468	56,789
Strayer Education, Inc.	8,941	846,266
Universal Technical Institute, Inc.#	15,588	226,961

		3,447,048

Seismic Data Collection — 0.2%

Dawson Geophysical Co.†#	5,784	202,671
Geokinetics, Inc.†	7,798	35,559
Global Geophysical Services, Inc.†	13,230	159,686
ION Geophysical Corp.†#	95,952	678,381
OYO Geospace Corp.†#	3,171	233,703

		1,310,000

Semiconductor Components-Integrated Circuits — 0.8%

Aeroflex Holding Corp.†	14,491	127,231
Anadigics, Inc.†#	49,252	136,428
Cirrus Logic, Inc.†#	48,368	734,226

Emulex Corp.†	64,096	441,621
Exar Corp.†	26,728	161,972
Hittite Microwave Corp.†	22,888	1,243,276
Integrated Device Technology, Inc.†	108,223	612,542
MaxLinear, Inc., Class A†	11,683	67,177
Micrel, Inc.#	36,825	372,301
Pericom Semiconductor Corp.†#	18,281	142,226
Power Integrations, Inc.#	21,061	676,901
Sigma Designs, Inc.†#	23,228	187,218
Standard Microsystems Corp.†	16,807	353,283
TriQuint Semiconductor, Inc.†#	119,941	909,153

		6,165,555

Semiconductor Equipment — 0.9%

Amtech Systems, Inc.†	6,993	75,874
ATMI, Inc.†	23,114	395,943
Axcelis Technologies, Inc.†	77,491	105,388
Brooks Automation, Inc.	48,312	457,031
Cabot Microelectronics Corp.†#	17,175	682,878
Cohu, Inc.	17,560	194,740
Entegris, Inc.†	98,125	737,900
Formfactor, Inc.†#	36,993	291,875
FSI International, Inc.†#	28,265	60,770
GSI Group, Inc.†	18,878	178,963
Kulicke & Soffa Industries, Inc.†	52,587	457,507
LTX-Credence Corp.†	36,127	205,563
MKS Instruments, Inc.	38,173	886,377
Nanometrics, Inc.†#	14,706	233,678
Photronics, Inc.†	42,936	278,225
Rudolph Technologies, Inc.†	23,118	157,434
Tessera Technologies, Inc.†	37,336	525,691
Ultra Clean Holdings, Inc.†#	16,618	93,559
Ultratech, Inc.†	18,367	375,054
Veeco Instruments, Inc.†#	29,755	1,081,892

		7,476,342

Silver Mining — 0.2%

Golden Minerals Co.†#	9,020	119,515
Hecla Mining Co.†#	203,920	1,564,066

		1,683,581

Steel Pipe & Tube — 0.1%

Furmanite Corp.†	26,986	164,615
Mueller Water Products, Inc., Class A#	113,560	263,459
Northwest Pipe Co.†#	6,801	185,395
Omega Flex, Inc.†	2,012	26,357

		639,826

Steel-Producers — 0.0%

Metals USA Holdings Corp.†	8,464	105,546
Shiloh Industries, Inc.#	3,928	39,712

		145,258

Steel-Specialty — 0.0%

Universal Stainless & Alloy†	5,189	170,666

Storage/Warehousing — 0.1%

Mobile Mini, Inc.†#	26,843	511,359

Sugar — 0.0%

Imperial Sugar Co.#	8,944	80,138

Superconductor Product & Systems — 0.0%

American Superconductor Corp.†	32,625	224,134

Telecom Equipment-Fiber Optics — 0.3%

Finisar Corp.†	65,466	1,208,502
Harmonic, Inc.†	83,842	399,088
KVH Industries, Inc.†#	10,865	96,699
Oclaro, Inc.†	36,857	156,642
Oplink Communications, Inc.†	15,083	249,322
Sycamore Networks, Inc.#	14,593	250,854

		2,361,107

Telecom Services — 0.5%

Aviat Networks, Inc.†#	44,272	115,107
Cbeyond, Inc.†	20,403	189,544
Consolidated Communications Holdings, Inc.#	19,091	364,829
Fairpoint Communications, Inc.†#	15,746	100,932
Global Crossing, Ltd.†#	22,411	637,593
Motricity, Inc.†#	27,037	62,996
Neutral Tandem, Inc.†#	22,943	272,792
NTELOS Holdings Corp.#	21,957	431,455
ORBCOMM, Inc.†	25,295	56,914
PAETEC Holding Corp.†#	91,550	513,595
Premiere Global Services, Inc.†#	38,158	319,001
RigNet, Inc.†#	4,273	65,676
UniTek Global Services, Inc.†	8,020	41,945
USA Mobility, Inc.	16,142	244,874
Vonage Holdings Corp.†	101,237	366,478

		3,783,731

Telecommunication Equipment — 0.7%

8x8, Inc.†#	45,366	196,435
ADTRAN, Inc.	47,234	1,467,088
Anaren, Inc.†#	11,041	218,943
Arris Group, Inc.†	90,399	987,157
Communications Systems, Inc.	4,856	70,801
Comtech Telecommunications Corp.	19,491	542,629
Numerex Corp., Class A†#	6,979	42,921
Opnext, Inc.†	31,908	51,053
Plantronics, Inc.	35,134	1,126,045
Preformed Line Products Co.	1,779	98,236
ShoreTel, Inc.†	34,450	240,461
Sonus Networks, Inc.†#	154,115	399,158
Symmetricom, Inc.†	31,600	172,536
Tekelec†	44,992	323,942
Westell Technologies, Inc.† Class A	38,780	96,562

		6,033,967

Telephone-Integrated — 0.2%

Alaska Communications Systems Group, Inc.#	32,991	250,732
Atlantic Tele-Network, Inc.#	6,847	227,321
Cincinnati Bell, Inc.†#	145,193	492,204
General Communication, Inc., Class A†	30,267	268,771
HickoryTech Corp.	9,757	93,179
IDT Corp., Class B	10,147	221,712

Shenandoah Telecomunications Co.#	17,359	238,339
SureWest Communications	10,269	119,120

		1,911,378

Television — 0.1%

Belo Corp., Class A	67,626	368,562
Central European Media Enterprises, Ltd., Class A†	26,755	344,069
Gray Television, Inc.†	36,230	68,837
LIN TV Corp., Class A†	21,654	66,911
Sinclair Broadcast Group, Inc., Class A	36,836	287,689

		1,136,068

Textile-Apparel — 0.1%

Cherokee, Inc.#	6,213	86,050
Perry Ellis International, Inc.†	9,470	217,621
Unifi, Inc.†	10,174	114,152

		417,823

Theaters — 0.2%

Cinemark Holdings, Inc.	67,878	1,422,044
National CineMedia, Inc.	40,273	570,669

		1,992,713

Therapeutics — 0.8%

Allos Therapeutics, Inc.†	57,546	97,253
AVANIR Pharmaceuticals Inc., Class A†#	90,637	257,409
AVI BioPharma, Inc.†	99,015	122,779
Cornerstone Therapeutics, Inc.†	5,875	45,766
Dyax Corp.†#	72,096	107,423
Isis Pharmaceuticals, Inc.†	72,742	544,838
ISTA Pharmaceuticals, Inc.†	23,418	107,255
MannKind Corp.†#	56,411	170,361
Nabi Biopharmaceuticals†#	31,258	58,765
Neurocrine Biosciences, Inc.†	36,004	221,065
Onyx Pharmaceuticals, Inc.†	46,274	1,574,704
Osiris Therapeutics, Inc.†#	12,178	65,152
Pharmacyclics, Inc.†	33,539	386,369
Questcor Pharmaceuticals, Inc.†	38,785	1,165,489
Spectrum Pharmaceuticals, Inc.†#	38,011	324,994
Theravance, Inc.†	50,365	956,935

		6,206,557

Tobacco — 0.2%

Alliance One International, Inc.†#	63,606	202,903
Star Scientific, Inc.†#	78,196	183,761
Universal Corp.#	16,916	688,481
Vector Group, Ltd.#	33,468	625,182

		1,700,327

Toys — 0.1%

Jakks Pacific, Inc.#	19,872	337,824
Leapfrog Enterprises, Inc.†	30,266	99,878

		437,702

Transactional Software — 0.2%

ACI Worldwide, Inc†	24,407	730,014
Bottomline Technologies, Inc.†	24,855	570,919
Ellie Mae, Inc.†	6,167	33,795
Innerworkings, Inc.†#	18,829	142,724
Synchronoss Technologies, Inc.†	19,300	524,188

		2,001,640

Transport-Air Freight — 0.1%

Air Transport Services Group, Inc.†	39,315	211,908
Atlas Air Worldwide Holdings, Inc.†	19,184	941,551

		1,153,459

Transport-Equipment & Leasing — 0.2%

Aircastle, Ltd.	42,395	498,989
Amerco, Inc.†	6,330	464,052
Greenbrier Cos., Inc.†#	13,462	233,969
TAL International Group, Inc.	16,051	468,850
Textainer Group Holdings, Ltd.#	8,315	197,149

		1,863,009

Transport-Marine — 0.6%

Baltic Trading, Ltd.#	11,908	61,207
CAI International, Inc.†	8,835	133,674
DHT Holdings, Inc.	47,071	140,272
Eagle Bulk Shipping, Inc.†#	45,693	88,644
Excel Maritime Carriers, Ltd.†#	33,388	67,110
Frontline, Ltd.#	37,646	293,262
Genco Shipping & Trading, Ltd.†#	21,584	153,246
General Maritime Corp.#	84,753	34,749
Golar LNG, Ltd.	29,131	961,032
GulfMark Offshore, Inc., Class A†	17,342	685,182
International Shipholding Corp.#	3,965	72,560
Knightsbridge Tankers, Ltd.#	16,056	288,045
Nordic American Tanker Shipping, Ltd.#	34,492	619,131
Overseas Shipholding Group, Inc.#	19,448	346,758
Scorpio Tankers, Inc.†	18,154	124,536
Ship Finance International, Ltd.#	32,883	522,840
Teekay Tankers, Ltd., Class A Class A#	30,957	201,220
Ultrapetrol Bahamas, Ltd.†#	15,594	52,084

		4,845,552

Transport-Rail — 0.2%

Genesee & Wyoming, Inc., Class A†	28,941	1,503,196
RailAmerica, Inc.†	15,591	212,817

		1,716,013

Transport-Services — 0.3%

Bristow Group, Inc.	26,526	1,166,613
Echo Global Logistics, Inc.†#	8,227	115,178
Hub Group, Inc., Class A†	26,885	846,609
Pacer International, Inc.†#	25,555	115,509
PHI, Inc.†#	9,528	215,809
Universal Truckload Services, Inc.	4,005	61,317

		2,521,035

Transport-Truck — 0.7%

Arkansas Best Corp.	18,568	383,429
Celadon Group, Inc.†	14,653	171,733
Covenant Transport, Inc.† Class A	6,110	29,695
Forward Air Corp.#	21,456	609,565
Heartland Express, Inc.#	36,828	559,786
Knight Transportation, Inc.#	44,555	675,008
Marten Transport, Ltd.#	11,352	208,650
Old Dominion Freight Line, Inc.†	34,655	1,113,119

Patriot Transportation Holding, Inc.†#	4,507	101,272
Quality Distribution, Inc.†	10,924	133,491
Roadrunner Transportation Systems, Inc.†	6,639	101,975
Saia, Inc.†#	11,632	139,235
Swift Transporation Co.†	57,863	498,779
Werner Enterprises, Inc.	32,008	745,146

		5,470,883

Travel Services — 0.1%

Ambassadors Group, Inc.#	12,928	98,253
Interval Leisure Group, Inc.†#	29,378	370,163

		468,416

Ultra Sound Imaging Systems — 0.0%

SonoSite, Inc.†#	10,084	294,049

Venture Capital — 0.1%

Harris & Harris Group, Inc.†	22,643	93,968
Hercules Technology Growth Capital, Inc.#	31,990	303,905

		397,873

Veterinary Diagnostics — 0.1%

Neogen Corp.†	16,938	588,087

Virtual Reality Products — 0.1%

RealD, Inc.†#	29,989	421,345

Vitamins & Nutrition Products — 0.2%

GNC Holdings, Inc., Class A†	16,686	403,801
Nature’s Sunshine Products, Inc.†	8,157	140,382
Nutraceutical International Corp.†	6,719	93,730
Omega Protein Corp.†	14,138	170,787
Schiff Nutrition International, Inc.	8,914	91,636
Synutra International, Inc.†#	12,639	77,351
USANA Health Sciences, Inc.†#	4,969	127,902
Vitamin Shoppe, Inc.†	18,123	802,849

		1,908,438

Water — 0.3%

American States Water Co.#	13,630	483,865
Artesian Resources Corp., Class A Class A	4,749	86,527
California Water Service Group	30,495	575,745
Connecticut Water Service, Inc.#	6,273	166,611
Consolidated Water Co., Ltd.#	10,634	86,667
Middlesex Water Co.#	11,388	207,148
Pennichuck Corp.	3,420	97,915
PICO Holdings, Inc.†	16,580	389,961
SJW Corp.#	10,298	240,149
York Water Co.#	9,290	165,641

		2,500,229

Water Treatment Systems — 0.1%

Energy Recovery, Inc.†#	33,429	85,578
Heckmann Corp.†#	67,485	390,738

		476,316

Web Hosting/Design — 0.1%

NIC, Inc.	46,724	542,933
Web.Com Group, Inc.†	21,230	200,411

		743,344

Web Portals/ISP — 0.1%

EarthLink, Inc.#	80,351	592,990
InfoSpace, Inc.†	27,050	258,598
Quepasa Corp.†#	4,987	22,990
Towerstream Corp.†	30,918	115,015

		989,593

Wire & Cable Products — 0.2%

Belden, Inc.	34,603	1,055,738
Coleman Cable, Inc.†	6,111	74,982
Encore Wire Corp.#	13,551	303,678
Insteel Industries, Inc.#	12,865	134,825

		1,569,223

Wireless Equipment — 0.8%

Aruba Networks, Inc.†	62,330	1,329,499
Globecomm Systems, Inc.†	16,377	210,444
InterDigital, Inc.	33,128	2,332,211
Novatel Wireless, Inc.†#	23,408	78,417
Powerwave Technologies, Inc.†	115,651	203,546
RF Micro Devices, Inc.†	201,674	1,252,396
TeleNav, Inc.†	12,029	111,268
Viasat, Inc.†#	26,498	940,679

		6,458,460

Wound, Burn & Skin Care — 0.0%

Obagi Medical Products, Inc.†	13,538	141,201

Total Common Stock (cost $828,454,411)		798,327,442

WARRANTS — 0.0%
Energy-Alternate Sources — 0.0%

Greenhunter Energy, Inc. Expires 09/14/11† (strike price $27.50) (cost $0)	3	0

Total Long-Term Investment Securities (cost $828,454,411)		798,327,442

SHORT-TERM INVESTMENT SECURITIES — 16.0%
Collective Investment Pool — 15.7%

Navigator Securities Lending Prime Portfolio(4)(7)	127,921,161	127,921,161

U.S. Government Treasuries — 0.3%

United States Treasury Bills 0.04% due 09/15/11(5)	$2,200,000	2,199,962

Total Short-Term Investment Securities (cost $130,121,122)		130,121,123

REPURCHASE AGREEMENT — 2.0%
State Street Bank and Trust Co., Joint Repurchase Agreement(6) (cost $16,406,000)	16,406,000	16,406,000

TOTAL INVESTMENTS (cost $974,981,533) (3)	115.7%	944,854,565
Liabilities in excess of other assets	(15.7)	(127,996,126)

NET ASSETS	100.0%	$816,858,439

†	Non-income producing security

#	The security or a portion thereof is out on loan.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)	See Note 5 for cost of investments on a tax basis.

(4)	The security is purchased with the cash collateral received from securities loaned.

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)	See Note 3 for details of Joint Repurchase Agreements.

(7)	At August 31, 2011, the Fund had loaned securities with a total value of $123,819,115. This was secured by collateral of $127,921,161, which was received in cash and subsequently invested in short-term investments currently valued at $127,921,161 as reported in the portfolio of investments. The remaining collateral of $34,263 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	zero coupon to 4.75%	03/15/12 to 05/15/41
CVR - Contingent Value Rights

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2011	Unrealized Appreciation (Depreciation)

253	Long	Russell 2000 Mini Index	September 2011	$19,679,629	$18,372,860	$(1,306,769)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$45,649,318	$—	$—	$45,649,318
Real Estate Investment Trusts	69,377,161	—	—	69,377,161
Other Industries*	683,300,963	—	0	683,300,963
Warrants	0	—	—	0
Short-Term Investment Securities:
Collective Investment Pool	—	127,921,161	—	127,921,161
U.S. Government Treasuries	—	2,199,962	—	2,199,962
Repurchase Agreement	—	16,406,000	—	16,406,000

Total	$798,327,442	$146,527,123	$0	$944,854,565

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$1,306,769	$—	$—	$1,306,769

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$63,224
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(50,081)
Change in unrealized appreciation(1)	38,015
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	(51,158)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 8/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.0%
Aerospace/Defense - 0.6%

Esterline Technologies Corp.†	14,675	$1,104,881
Aerospace/Defense-Equipment - 1.0%

Alliant Techsystems, Inc.	13,625	864,779
Curtiss-Wright Corp.	29,036	894,018
GenCorp, Inc.†#	62,156	276,594
		2,035,391
Apparel Manufacturers - 0.9%

Delta Apparel, Inc.†#(1)	38,594	642,204
Hanesbrands, Inc.†#	22,625	646,170
Jones Group, Inc.	37,688	442,834
		1,731,208
Applications Software - 0.2%

Quest Software, Inc.†#	27,018	465,520
Auto/Truck Parts & Equipment-Original - 1.2%

American Axle & Manufacturing Holdings, Inc.†#	75,025	701,484
Modine Manufacturing Co.†#	134,971	1,554,866
		2,256,350
Auto/Truck Parts & Equipment-Replacement - 0.6%

Commercial Vehicle Group, Inc.†#	54,815	394,120
Douglas Dynamics, Inc.#	53,775	780,813
		1,174,933
Banks-Commercial - 8.5%

Associated Banc-Corp.#	70,405	774,455
BancorpSouth, Inc.#	65,054	734,460
Bank of Hawaii Corp.#	21,925	911,422
First Citizens BancShares, Inc., Class A	29,679	4,718,961
First Commonwealth Financial Corp.#	89,198	401,391
FirstMerit Corp.#	57,925	721,746
Fulton Financial Corp.	96,825	887,885
Hancock Holding Co.#	23,450	732,344
IBERIABANK Corp.#	16,453	792,047
Old National Bancorp#	101,899	999,629
Prosperity Bancshares, Inc.#	8,050	304,693
UMB Financial Corp.#	99,330	3,852,017
Wintrust Financial Corp.#	23,414	739,414
		16,570,464
Batteries/Battery Systems - 0.9%

EnerSys†	77,537	1,742,256
Building & Construction Products-Misc. - 1.9%

Builders FirstSource, Inc.†#	86,152	166,273
Quanex Building Products Corp.#	162,567	2,098,740
Simpson Manufacturing Co., Inc.#	53,301	1,515,348
		3,780,361
Building Products-Cement - 0.1%

Eagle Materials, Inc.#	13,504	266,299
Building-Heavy Construction - 0.4%

Tutor Perini Corp.#	55,901	784,850
Building-Mobile Home/Manufactured Housing - 0.9%

Cavco Industries, Inc.†#	26,524	964,678
Thor Industries, Inc.#	34,085	757,709
		1,722,387
Chemicals-Diversified - 0.6%

Huntsman Corp.	23,425	307,102
Olin Corp.#	40,350	804,579
		1,111,681
Chemicals-Plastics - 0.7%

A. Schulman, Inc.	70,748	1,290,443
Chemicals-Specialty - 0.9%

American Pacific Corp.†(1)	45,785	338,809
Cabot Corp.	8,051	277,196
H.B. Fuller Co.	12,587	279,054
OM Group, Inc.†#	25,565	808,621
		1,703,680
Coal - 0.3%

James River Coal Co.†#	44,823	484,985
Commercial Services - 0.1%

Medifast, Inc.†#	10,598	173,913
Commercial Services-Finance - 0.3%

TNS, Inc.†	38,660	655,674
Computer Services - 1.0%

CACI International, Inc., Class A†#	15,410	848,475
DST Systems, Inc.	18,150	851,598
SYKES Enterprises, Inc.†	17,857	279,462
		1,979,535
Computers-Integrated Systems - 0.8%

NCR Corp.†	52,604	906,367
Netscout Systems, Inc.†#	51,871	715,820
		1,622,187
Computers-Memory Devices - 1.7%

Imation Corp.†#	345,857	2,400,247
Quantum Corp.†#	312,224	608,837
Spansion, Inc., Class A†	18,158	272,552
		3,281,636
Computers-Periphery Equipment - 0.6%

Lexmark International, Inc., Class A†	23,575	753,457
Synaptics, Inc.†#	16,446	401,776
		1,155,233
Consumer Products-Misc. - 3.7%

Blyth, Inc.#	38,897	2,214,017
Central Garden & Pet Co.†	27,167	212,989
Central Garden and Pet Co., Class A†#	45,495	358,046
Helen of Troy, Ltd.†	28,675	860,823
Jarden Corp.#	28,631	831,444
Prestige Brands Holdings, Inc.†#	67,182	723,550
Scotts Miracle-Gro Co., Class A#	1,185	57,544
Spectrum Brands Holdings, Inc.†#	29,343	785,806
WD-40 Co.#	27,493	1,131,062
		7,175,281
Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	10,331	197,322
Diagnostic Kits - 0.3%

Alere, Inc.†#	26,591	663,977
Disposable Medical Products - 0.3%

ICU Medical, Inc.†#	14,133	582,280
Distribution/Wholesale - 0.6%

Ingram Micro, Inc., Class A†	11,403	203,429

Owens & Minor, Inc.#	31,675	932,512

		1,135,941

Diversified Manufacturing Operations - 2.2%

Barnes Group, Inc.#	40,095	922,987
Brink’s Co.	38,125	979,813
Griffon Corp.†#	21,330	186,424
Matthews International Corp., Class A#	46,150	1,541,871
Tredegar Corp.#	42,053	703,967

		4,335,062
Diversified Operations/Commercial Services - 0.7%

Viad Corp.#	67,373	1,385,863

E-Services/Consulting - 0.0%

Websense, Inc.†#	4,366	89,809

Electric-Integrated - 4.7%

Allete, Inc.#	129,881	5,073,152
IDACORP, Inc.	25,350	968,370
NV Energy, Inc.	65,200	972,784
Portland General Electric Co.	46,485	1,121,218
TECO Energy, Inc.	52,550	961,665

		9,097,189

Electronic Components-Misc. - 1.6%

AVX Corp.	124,861	1,635,679
Benchmark Electronics, Inc.†#	41,570	563,273
Celestica, Inc.†#	19,550	164,025
Pulse Electronics Corp.#	172,190	578,558
Vishay Intertechnology, Inc.†	15,057	171,650

		3,113,185

Electronic Components-Semiconductors - 2.4%

Amkor Technology, Inc.†#	133,308	579,890
DSP Group, Inc.†#	118,929	769,471
Lattice Semiconductor Corp.†#	144,302	812,420
MEMC Electronic Materials, Inc.†#	36,225	252,851
Microsemi Corp.†	47,550	738,452
PMC - Sierra, Inc.†#	133,350	812,101
QLogic Corp.†	56,917	795,130

		4,760,315

Electronic Measurement Instruments - 0.7%

Orbotech, Ltd.†	128,906	1,455,349

Energy-Alternate Sources - 0.1%

BioFuel Energy Corp.†#	411,890	119,448

Engineering/R&D Services - 0.4%

EMCOR Group, Inc.†	33,750	773,212

Engines-Internal Combustion - 0.4%

Briggs & Stratton Corp.#	46,881	757,128

Enterprise Software/Service - 0.5%

JDA Software Group, Inc.†	35,679	942,282

Finance-Investment Banker/Broker - 1.3%

Investment Technology Group, Inc.†	104,402	1,188,095
Knight Capital Group, Inc., Class A†#	98,631	1,273,326

		2,461,421

Food-Canned - 0.2%

Seneca Foods Corp., Class A†#	13,875	324,814

Food-Misc. - 0.8%

Chiquita Brands International, Inc.†#	69,346	714,957
Corn Products International, Inc.	16,818	786,410

		1,501,367

Food-Retail - 0.3%

Winn-Dixie Stores, Inc.†#	76,601	590,594

Food-Wholesale/Distribution - 0.4%

Nash Finch Co.	22,600	718,680

Footwear & Related Apparel - 0.7%

Skechers U.S.A., Inc., Class A†#	37,815	609,956
Wolverine World Wide, Inc.	23,225	845,622

		1,455,578

Funeral Services & Related Items - 1.1%

Hillenbrand, Inc.#	101,679	2,074,252

Gas-Distribution - 0.5%

Vectren Corp.	35,775	979,162

Gold Mining - 1.3%

AuRico Gold, Inc.†	62,276	729,252
Aurizon Mines, Ltd.†	107,850	677,298
Royal Gold, Inc.	13,639	1,045,838

		2,452,388

Home Furnishings - 0.6%

Furniture Brands International, Inc.†#	77,697	218,329
La-Z-Boy, Inc.†#	111,015	976,932

		1,195,261

Hospital Beds/Equipment - 0.3%

Hill-Rom Holdings, Inc.#	19,017	576,215

Human Resources - 1.3%

AMN Healthcare Services, Inc.†#	68,486	377,358
Heidrick & Struggles International, Inc.#	92,044	1,911,754
Resources Connection, Inc.#	31,218	326,540

		2,615,652

Insurance-Life/Health - 0.4%

Protective Life Corp.	42,100	799,479

Insurance-Multi-line - 0.1%

Fortegra Financial Corp.†#	48,057	247,493

Insurance-Property/Casualty - 1.0%

Hanover Insurance Group, Inc.	20,290	720,701
Stewart Information Services Corp.	131,452	1,252,737

		1,973,438

Insurance-Reinsurance - 2.2%

Aspen Insurance Holdings, Ltd.#	33,775	810,938
Endurance Specialty Holdings, Ltd.#	31,843	1,151,443
Platinum Underwriters Holdings, Ltd.#	35,791	1,127,416
Validus Holdings, Ltd.	43,879	1,132,956

		4,222,753

Internet Application Software - 0.2%

S1 Corp.†#	46,284	425,350

Investment Companies - 0.6%

Apollo Investment Corp.#	90,000	818,100
Kohlberg Capital Corp.	51,195	333,279

		1,151,379

Investment Management/Advisor Services - 1.2%

CIFC Corp.†#(1)	31,828	158,185
Federated Investors, Inc., Class B#	19,197	339,979
Waddell & Reed Financial, Inc., Class A	24,965	779,407
Westwood Holdings Group, Inc.#(1)	27,694	959,874

		2,237,445

Machinery-Electrical - 0.7%

Franklin Electric Co., Inc.#	30,358	1,302,662

Machinery-General Industrial - 1.4%

Kadant, Inc.†#	120,642	2,810,959

Medical Products - 1.1%

Haemonetics Corp.†#	8,074	504,706
Teleflex, Inc.	16,475	947,642
West Pharmaceutical Services, Inc.#	15,784	633,254

		2,085,602

Medical Sterilization Products - 0.7%

STERIS Corp.#	42,922	1,381,230

Medical-Biomedical/Gene - 0.9%

Cambrex Corp.†#	151,457	752,741
Charles River Laboratories International, Inc.†	26,100	864,432
Myriad Genetics, Inc.†	2,330	46,204

		1,663,377

Medical-Drugs - 0.2%

Lannett Co., Inc.†#	84,778	328,091

Medical-Generic Drugs - 0.2%

Par Pharmaceutical Cos., Inc.†	14,756	438,696

Medical-HMO - 0.3%

Healthspring, Inc.†#	16,879	658,956

Medical-Hospitals - 0.5%

LifePoint Hospitals, Inc.†	27,850	1,022,095

Medical-Outpatient/Home Medical - 0.3%

Amedisys, Inc.†#	29,923	507,793

Metal Processors & Fabrication - 1.7%

Kaydon Corp.#	5,394	181,346
Mueller Industries, Inc.#	48,795	2,300,197
Worthington Industries, Inc.#	50,273	816,936

		3,298,479

Miscellaneous Manufacturing - 0.2%

John Bean Technologies Corp.#	26,616	420,533

Multimedia - 0.4%

Meredith Corp.#	29,925	772,065

Networking Products - 1.2%

ADPT Corp.†	481,494	1,377,073
Black Box Corp.	22,946	567,225
Ixia†	39,074	335,646

		2,279,944

Non-Ferrous Metals - 0.3%

Thompson Creek Metals Co., Inc.†#	75,675	625,832

Office Supplies & Forms - 0.6%

ACCO Brands Corp.†#	160,677	1,095,817

Oil & Gas Drilling - 0.4%

Atwood Oceanics, Inc.†#	20,325	855,479

Oil Companies-Exploration & Production - 3.2%

Comstock Resources, Inc.†#	54,282	1,104,639
Contango Oil & Gas Co.†#	14,517	880,166
Energy XXI Bermuda, Ltd.†	17,000	455,770
Stone Energy Corp.†#	69,376	1,832,220
Swift Energy Co.†	38,951	1,201,638
W&T Offshore, Inc.#	39,597	836,289

		6,310,722

Oil Refining & Marketing - 0.5%

Tesoro Corp.†#	42,007	1,010,688

Oil-Field Services - 0.8%

Cal Dive International, Inc.†#	140,918	410,071
Superior Energy Services, Inc.†	25,150	888,298
Willbros Group, Inc.†#	26,802	172,337

		1,470,706

Paper & Related Products - 2.5%

Clearwater Paper Corp.†#	24,734	910,706
Neenah Paper, Inc.#	109,343	1,911,316
P.H. Glatfelter Co.#	51,545	740,186
Schweitzer-Mauduit International, Inc.#	15,222	913,015
Wausau Paper Corp.#	64,269	428,674

		4,903,897

Physicians Practice Management - 0.5%

Mednax, Inc.†	13,485	880,705

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	50,176	501,258

Precious Metals - 0.9%

Coeur d’Alene Mines Corp.†#	38,998	1,109,493
Minefinders Corp.†	37,389	606,450

		1,715,943

Private Corrections - 0.4%

Geo Group, Inc.†#	39,414	846,219

Publishing-Books - 0.3%

Courier Corp.#	68,314	506,207

Publishing-Newspapers - 0.4%

AH Belo Corp., Class A# Class A	149,129	797,840

Publishing-Periodicals - 0.0%

Dex One Corp.†#	30,230	42,927

Racetracks - 0.4%

International Speedway Corp., Class A#	32,625	820,845

Real Estate Investment Trusts - 3.9%

Anworth Mortgage Asset Corp.	127,550	917,084
Brandywine Realty Trust#	87,375	868,508
CBL & Associates Properties, Inc.#	59,800	879,658
CommonWealth REIT	37,968	780,622
Duke Realty Corp.	55,452	658,215
Hospitality Properties Trust	42,100	988,508
Medical Properties Trust, Inc.#	87,817	938,764
Omega Healthcare Investors, Inc.	48,800	885,720
Pennsylvania Real Estate Investment Trust	71,875	741,031

		7,658,110

Recreational Centers - 0.4%

Life Time Fitness, Inc.†#	21,271	815,530

Retail-Apparel/Shoe - 2.2%

Ascena Retail Group, Inc.†#	22,565	641,297
Christopher & Banks Corp.	66,291	315,545
Collective Brands, Inc.†#	96,214	1,297,927
Genesco, Inc.†#	15,095	800,337
Kenneth Cole Productions, Inc., Class A†#	102,765	1,193,102

		4,248,208

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†#	27,787	34,456

Retail-Convenience Store - 0.4%

Casey’s General Stores, Inc.#	15,664	704,880

Retail-Restaurants - 1.6%

Brinker International, Inc.#	35,925	811,186
Denny’s Corp.†#	416,853	1,579,873
Sonic Corp.†#	88,393	819,403

		3,210,462

Rubber-Tires - 0.4%

Cooper Tire & Rubber Co.#	63,266	767,417

Rubber/Plastic Products - 0.1%

Plastec Technologies, Ltd.†	25,038	150,228

Savings & Loans/Thrifts - 0.6%

Provident New York Bancorp.#	51,557	332,027
Washington Federal, Inc.#	60,225	905,182

		1,237,209

Semiconductor Components-Integrated Circuits - 0.9%

Exar Corp.†	208,264	1,262,080
Standard Microsystems Corp.†	22,814	479,550

		1,741,630

Semiconductor Equipment - 0.9%

ATMI, Inc.†#	104,846	1,796,012
MKS Instruments, Inc.#	1,537	35,689

		1,831,701

Telecom Services - 0.1%

Aviat Networks, Inc.†#	64,821	168,535

Telecommunication Equipment - 0.9%

Arris Group, Inc.†#	77,988	851,629
Plantronics, Inc.#	29,000	929,450

		1,781,079

Textile-Products - 0.2%

Dixie Group, Inc.†#(1)	102,882	379,635

Tobacco - 0.3%

Universal Corp.#	15,784	642,409

Toys - 0.4%

Jakks Pacific, Inc.#	49,225	836,825

Transactional Software - 0.7%

ACI Worldwide, Inc†	42,438	1,269,321

Transport-Equipment & Leasing - 0.5%

Aircastle, Ltd.#	84,627	996,060

Transport-Marine - 0.4%

Diana Shipping, Inc.†	83,700	765,018

Transport-Services - 0.5%

Ryder System, Inc.	19,350	910,998

Transport-Truck - 0.6%

Arkansas Best Corp.#	50,569	1,044,250
Forward Air Corp.#	4,008	113,867

		1,158,117

Web Portals/ISP - 1.0%

EarthLink, Inc.#	274,535	2,026,068

Wire & Cable Products - 0.3%

General Cable Corp.†#	22,517	678,887

Total Common Stock (cost $197,763,450)		187,048,581

WARRANTS - 0.0%
Rubber/Plastic Products - 0.0%

Plastec Technologies, Ltd.† Expires 11/18/14 (Strike price $11.50) (cost $0)	19,280	1,928

Total Long-Term Investment Securities (cost $197,763,450)		187,050,509

SHORT-TERM INVESTMENT SECURITIES - 20.8%
Collective Investment Pool - 17.2%

Navigator Securities Lending Prime Portfolio(2)	33,496,396	33,496,396

Time Deposits - 3.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/11	$6,901,000	6,901,000

Total Short-Term Investment Securities (cost $40,397,396)		40,397,396

TOTAL INVESTMENTS (cost $238,160,846)(3)	116.8%	227,447,905
Liabilities in excess of other assets	(16.8)	(32,685,563)

NET ASSETS	100.0%	$194,762,342

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $2,478,707 representing 1.3% of net assets.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.

The	following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$16,570,464	$—	$—	$16,570,464
Other Industries*	170,478,117	—	—	170,478,117
Warrants	1,928	—	—	1,928
Short-Term Investment Securities:
Collective Investment Pool	—	33,496,396	—	33,496,396
Time Deposits	—	6,901,000	—	6,901,000

Total	$187,050,509	$40,397,396	$—	$227,447,905

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.2%
Advanced Materials - 0.6%

Hexcel Corp.†	26,314	$604,433

Aerospace/Defense-Equipment - 0.9%

BE Aerospace, Inc.†	27,150	945,635

Agricultural Chemicals - 2.2%

Intrepid Potash, Inc.†#	67,012	2,293,151

Apparel Manufacturers - 0.4%

Oxford Industries, Inc.#	10,100	361,782

Auction House/Art Dealers - 0.7%

Sotheby’s#	18,600	692,106

Auto/Truck Parts & Equipment-Original - 1.3%

Dana Holding Corp.†#	33,500	427,125
Titan International, Inc.#	40,723	875,545

		1,302,670

B2B/E-Commerce - 0.4%

SPS Commerce, Inc.†#	23,346	423,263

Banks-Commercial - 1.2%

Signature Bank†	4,800	266,928
SVB Financial Group†#	20,400	940,032

		1,206,960

Batteries/Battery Systems - 0.9%

EnerSys†	41,800	939,246

Building & Construction Products-Misc. - 0.5%

Interline Brands, Inc.†#	35,655	516,998

Casino Services - 0.4%

Shuffle Master, Inc.†#	49,800	441,228

Cellular Telecom - 1.0%

NII Holdings, Inc.†	28,000	1,078,840

Chemicals-Diversified - 0.8%

Rockwood Holdings, Inc.†	15,770	804,270

Chemicals-Specialty - 0.7%

Cytec Industries, Inc.	15,400	699,160

Commercial Services - 0.6%

HMS Holdings Corp.†	24,000	629,520

Commercial Services-Finance - 2.1%

Cardtronics, Inc.†	46,000	1,138,960
Moody’s Corp.#	31,600	974,228

		2,113,188

Communications Software - 1.2%

SolarWinds, Inc.†#	51,800	1,283,086

Computer Aided Design - 1.1%
ANSYS, Inc.†#	21,300	1,149,774

Computer Services - 1.7%

Keyw Holding Corp.†#	71,198	842,984
LivePerson, Inc.†#	38,870	456,723
Syntel, Inc.#	10,100	462,176

		1,761,883

Computers-Integrated Systems - 1.0%

Riverbed Technology, Inc.†#	42,400	1,050,672

Consumer Products-Misc. - 1.2%

Tupperware Brands Corp.#	18,350	1,220,275

Cosmetics & Toiletries - 0.3%

Elizabeth Arden, Inc.†#	10,600	341,532

Data Processing/Management - 1.0%

Pegasystems, Inc.#	25,750	1,040,558

Dental Supplies & Equipment - 1.0%

Sirona Dental Systems, Inc.†	21,300	993,858

Distribution/Wholesale - 0.5%

MWI Veterinary Supply, Inc.†#	7,400	547,600

Diversified Manufacturing Operations - 1.0%

Barnes Group, Inc.#	45,100	1,038,202

E-Commerce/Products - 0.4%

Shutterfly, Inc.†#	7,400	397,084

E-Marketing/Info - 0.9%

comScore, Inc.†#	45,738	729,521
ReachLocal, Inc.†#	16,900	245,895

		975,416

Electronic Components-Semiconductors - 1.9%

Cavium, Inc.†#	17,000	547,230
Mellanox Technologies, Ltd.†	12,200	359,290
Silicon Image, Inc.†	78,900	420,537
Volterra Semiconductor Corp.†#	29,100	589,275

		1,916,332

Enterprise Software/Service - 3.1%

Concur Technologies, Inc.†#	23,600	986,952
QLIK Technologies, Inc.†#	20,000	507,600
Taleo Corp., Class A†#	36,200	934,322
Ultimate Software Group, Inc.†#	15,351	776,607

		3,205,481

Filtration/Separation Products - 1.1%

Polypore International, Inc.†	18,406	1,135,098

Finance-Consumer Loans - 1.0%

Portfolio Recovery Associates, Inc.†#	13,399	979,869

Finance-Other Services - 1.1%

Higher One Holdings, Inc.†#	26,000	416,000
MarketAxess Holdings, Inc.	22,600	666,248

		1,082,248

Food-Misc. - 1.1%

Diamond Foods, Inc.#	14,200	1,119,812

Food-Wholesale/Distribution - 1.1%

United Natural Foods, Inc.†#	28,100	1,142,827

Footwear & Related Apparel - 2.3%

CROCS, Inc.†#	39,500	1,080,720
Deckers Outdoor Corp.†#	8,600	765,056
Iconix Brand Group, Inc.†#	28,800	563,904

		2,409,680

Gambling (Non-Hotel) - 0.8%

Pinnacle Entertainment, Inc.†#	62,600	858,872

Health Care Cost Containment - 0.3%

ExamWorks Group, Inc.†#	22,900	344,187

Home Furnishings - 1.0%

Tempur-Pedic International, Inc.†	17,500	1,019,200

Hotel/Motels - 0.7%

Gaylord Entertainment Co.†#	29,700	746,658

Instruments-Controls - 0.9%

Sensata Technologies Holding NV†	28,700	931,028

Internet Application Software - 0.5%

Vocus, Inc.†#	21,832	470,043

Internet Connectivity Services - 1.9%

AboveNet, Inc.#	16,800	1,032,864
Cogent Communications Group, Inc.†#	66,400	941,552

		1,974,416

Internet Infrastructure Software - 1.2%

F5 Networks, Inc.†	12,900	1,052,898
support.com, Inc.†#	88,356	220,006

		1,272,904

Internet Security - 0.6%

Sourcefire, Inc.†#	22,400	618,688

Investment Management/Advisor Services - 1.0%

Financial Engines, Inc.†#	44,900	1,000,372

Machine Tools & Related Products - 1.0%

Kennametal, Inc.	28,150	1,037,609

Machinery-Farming - 1.0%

AGCO Corp.†#	24,950	1,068,858

Machinery-General Industrial - 2.5%

Chart Industries, Inc.†	20,750	981,267
Roper Industries, Inc.	14,000	1,077,300
Tennant Co.#	12,300	540,708

		2,599,275

Medical Instruments - 2.0%

DexCom, Inc.†#	66,210	796,506
NuVasive, Inc.†#	22,400	542,752
Volcano Corp.†#	25,459	762,497

		2,101,755

Medical Labs & Testing Services - 1.0%

Covance, Inc.†#	20,000	991,200

Medical Products - 3.3%

CareFusion Corp.†#	38,550	987,266
Cooper Cos., Inc.#	16,850	1,268,299
Cyberonics, Inc.†#	39,700	1,119,937

		3,375,502

Medical-Biomedical/Gene - 2.9%

Alexion Pharmaceuticals, Inc.†	22,200	1,286,379
Ariad Pharmaceuticals, Inc.†#	17,700	174,168
Cubist Pharmaceuticals, Inc.†#	11,200	388,528
Exact Sciences Corp.†	72,100	557,333
Incyte Corp., Ltd.†#	37,800	607,446

		3,013,854

Medical-Drugs - 1.6%

Pharmasset, Inc.†	4,900	643,468
Salix Pharmaceuticals, Ltd.†#	31,650	963,742

		1,607,210

Medical-Generic Drugs - 0.5%

Par Pharmaceutical Cos., Inc.†	16,350	486,086

Medical-HMO - 1.3%

Coventry Health Care, Inc.†#	39,300	1,292,184

Metal Processors & Fabrication - 0.8%

RBC Bearings, Inc.†#	23,000	803,850

Networking Products - 1.2%

Acme Packet, Inc.†	9,950	468,546
LogMeIn, Inc.†#	23,150	723,437

		1,191,983

Non-Ferrous Metals - 0.6%

Materion Corp.†	22,752	652,982

Oil Companies-Exploration & Production - 3.4%

Berry Petroleum Co., Class A#	23,700	1,162,011
Energy XXI Bermuda, Ltd.†	17,400	466,494
McMoRan Exploration Co.†#	31,300	402,831
Rosetta Resources, Inc.†#	12,500	574,375
Whiting Petroleum Corp.†	19,700	928,067

		3,533,778

Oil Field Machinery & Equipment - 1.6%

Dril-Quip, Inc.†	17,150	1,109,605
Lufkin Industries, Inc.	8,800	547,624

		1,657,229

Oil Refining & Marketing - 0.6%

CVR Energy, Inc.†#	20,400	580,788

Oil-Field Services - 0.5%

Key Energy Services, Inc.†#	32,600	469,114

Patient Monitoring Equipment - 0.4%

Insulet Corp.†#	22,500	393,300

Pharmacy Services - 2.1%

Catalyst Health Solutions, Inc.†#	20,650	1,109,318
SXC Health Solutions Corp.†	19,900	1,088,331

		2,197,649

Physical Therapy/Rehabilitation Centers - 0.4%

U.S. Physical Therapy, Inc.#	21,516	427,308

Physicians Practice Management - 0.8%

IPC The Hospitalist Co., Inc.†#	21,264	852,686

Real Estate Investment Trusts - 1.0%

Essex Property Trust, Inc.#	7,100	1,019,205

Retail-Apparel/Shoe - 3.5%

Chico’s FAS, Inc.#	80,950	1,126,824
DSW, Inc., Class A#	25,400	1,178,814
Lululemon Athletica, Inc.†	11,000	602,030
Vera Bradley, Inc.†#	19,200	673,920

		3,581,588

Retail-Auto Parts - 1.2%

O’Reilly Automotive, Inc.†#	18,750	1,216,500

Retail-Catalog Shopping - 0.8%

MSC Industrial Direct Co., Class A	13,600	838,712

Retail-Discount - 1.2%

Dollar Tree, Inc.†	16,850	1,203,427

Retail-Perfume & Cosmetics - 0.4%

Ulta Salon Cosmetics & Fragrance, Inc.†	7,300	431,284

Retail-Restaurants - 1.9%

Buffalo Wild Wings, Inc.†#	17,350	1,069,280
Texas Roadhouse, Inc.#	64,500	922,350

		1,991,630

Retail-Sporting Goods - 0.2%

Zumiez, Inc.†#	13,300	245,917

Retail-Video Rentals - 1.3%

Coinstar, Inc.†#	28,300	1,290,197

Schools - 0.3%

K12, Inc.†#	13,300	357,504

Seismic Data Collection - 0.3%

ION Geophysical Corp.†#	38,900	275,023

Semiconductor Components-Integrated Circuits - 1.2%

Power Integrations, Inc.#	39,650	1,274,351

Telecommunication Equipment - 0.5%

ShoreTel, Inc.†#	80,727	563,474

Transactional Software - 1.4%

Innerworkings, Inc.†#	90,667	687,256
VeriFone Systems, Inc.†	22,000	774,840

		1,462,096

Transport-Rail - 1.0%

Kansas City Southern†	19,000	1,029,040

Transport-Truck - 0.6%

Forward Air Corp.#	22,789	647,435

Vitamins & Nutrition Products - 2.0%

Herbalife, Ltd.	20,250	1,129,950
Vitamin Shoppe, Inc.†#	20,746	919,048

		2,048,998

Web Hosting/Design - 1.8%

Equinix, Inc.†#	13,000	1,222,520
Rackspace Hosting, Inc.†#	16,300	595,928

		1,818,448

Wireless Equipment - 0.5%

Aruba Networks, Inc.†#	21,800	464,994
Total Common Stock (cost $95,846,686)		101,174,128

EXCHANGE-TRADED FUNDS - 0.5%
iShares Russell 2000 Growth Index Fund# (cost $554,799)	6,257	519,957

Total Long-Term Investment Securities (cost $96,401,485)		101,694,085

SHORT-TERM INVESTMENT SECURITIES - 16.1%
Collective Investment Pool - 14.3%

Navigator Securities Lending Prime Portfolio(1)(2)	14,674,959	14,674,959

Time Deposits - 1.8%

Euro Time Deposit with State Street Bank & Trust Co.
0.01 % due 09/01/11	$1,857,000	1,857,000

Total Short-Term Investment Securities (cost $16,531,959)		16,531,959

TOTAL INVESTMENTS (cost $112,933,444)(3)	114.8%	118,226,044
Liabilities in excess of other assets	(14.8)	(15,253,135)

NET ASSETS	100.0%	$102,972,909

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2011, the Fund had loaned securities with a total value of $14,333,843. This was secured by collateral of $14,674,959, which was received in cash and subsequently invested in short-term investments currently value at $14,674,959 as reported in the portfolio of investments. The remaining collateral of $48,034 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

United States Treasury Notes/Bonds	2.75% to 8.75%	05/15/17 to 05/15/30

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$101,174,128	$—	$—	$101,174,128
Exchange Traded Funds	519,957	—	—	519,957
Short-Term Investment Securities:
Collective Investment Pool	—	14,674,959	—	14,674,959
Time Deposits	—	1,857,000	—	1,857,000

Total	$101,694,085	$16,531,959	$—	$118,226,044

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.8%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	138,400	$1,194,392
Omnicom Group, Inc.	79,600	3,227,780

		4,422,172

Aerospace/Defense - 1.2%

Boeing Co.	209,100	13,980,426
General Dynamics Corp.	105,300	6,747,624
Lockheed Martin Corp.#	80,600	5,979,714
Northrop Grumman Corp.	78,700	4,298,594
Raytheon Co.	100,900	4,361,907
Rockwell Collins, Inc.	43,600	2,200,056

		37,568,321

Aerospace/Defense-Equipment - 0.7%

Goodrich Corp.	35,400	3,156,972
United Technologies Corp.	259,200	19,245,600

		22,402,572

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	20,200	3,692,964
Monsanto Co.	151,800	10,463,574

		14,156,538

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	193,100	5,499,488

Airlines - 0.1%

Southwest Airlines Co.	224,200	1,932,604

Apparel Manufacturers - 0.3%

Coach, Inc.	83,100	4,671,882
Ralph Lauren Corp.	18,200	2,495,402
VF Corp.	24,800	2,903,088

		10,070,372

Appliances - 0.0%

Whirlpool Corp.#	21,600	1,354,104

Applications Software - 2.2%

Citrix Systems, Inc.†	53,200	3,214,876
Compuware Corp.†	61,800	522,828
Intuit, Inc.†	77,500	3,823,075
Microsoft Corp.	2,101,400	55,897,240
Red Hat, Inc.†	54,700	2,162,838
Salesforce.com, Inc.†#	34,100	4,390,375

		70,011,232

Athletic Footwear - 0.3%

NIKE, Inc., Class B	107,400	9,306,210

Audio/Video Products - 0.0%

Harman International Industries, Inc.	19,800	716,562

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.†#	1,075,500	11,959,560

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	103,500	3,894,705

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	192,100	6,124,148

Banks-Commercial - 0.3%

BB&T Corp.#	197,200	4,395,588
First Horizon National Corp.	74,600	525,184
M&T Bank Corp.#	35,500	2,700,485
Regions Financial Corp.	355,800	1,615,332
Zions Bancorporation	52,100	908,624

		10,145,213

Banks-Fiduciary - 0.5%
Bank of New York Mellon Corp.	351,600	7,267,572
Northern Trust Corp.	68,500	2,632,455
State Street Corp.	142,700	5,068,704

		14,968,731

Banks-Super Regional - 2.4%

Capital One Financial Corp.	130,000	5,986,500
Comerica, Inc.	56,900	1,456,071
Fifth Third Bancorp	260,200	2,763,324
Huntington Bancshares, Inc.	244,500	1,229,835
KeyCorp.	269,200	1,787,488
PNC Financial Services Group, Inc.	149,000	7,470,860
SunTrust Banks, Inc.	152,000	3,024,800
US Bancorp	545,600	12,663,376
Wells Fargo & Co.	1,497,700	39,089,970

		75,472,224

Beverages-Non-alcoholic - 2.5%

Coca-Cola Co.	648,200	45,665,690
Coca-Cola Enterprises, Inc.	92,000	2,541,040
Dr. Pepper Snapple Group, Inc.	62,700	2,412,696
PepsiCo, Inc.	447,600	28,838,868

		79,458,294

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	29,200	2,095,100
Constellation Brands, Inc., Class A†	50,700	1,002,339

		3,097,439

Brewery - 0.1%

Molson Coors Brewing Co., Class B	45,000	1,968,750

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	78,900	3,335,892
Scripps Networks Interactive, Inc., Class A	25,700	1,101,245

		4,437,137

Building Products-Wood - 0.0%

Masco Corp.#	101,400	899,418

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	79,600	837,392
Lennar Corp., Class A#	45,500	668,850
Pulte Group, Inc.†#	95,400	457,920

		1,964,162

Cable/Satellite TV - 1.1%

Cablevision Systems Corp., Class A	65,200	1,177,512
Comcast Corp., Class A	783,300	16,848,783
DIRECTV, Class A†	217,400	9,559,078
Time Warner Cable, Inc.	95,300	6,242,150

		33,827,523

Casino Hotels - 0.1%

Wynn Resorts, Ltd.	21,500	3,326,480

Casino Services - 0.0%

International Game Technology	84,900	1,295,574

Cellular Telecom - 0.1%

MetroPCS Communications, Inc.†	75,200	839,232
Sprint Nextel Corp.†	847,200	3,185,472

		4,024,704

Chemicals-Diversified - 0.8%

Dow Chemical Co.	332,900	9,471,005
E.I. du Pont de Nemours & Co.	263,000	12,695,010

FMC Corp.	20,300	1,541,379
PPG Industries, Inc.	44,800	3,431,232

		27,138,626

Chemicals-Specialty - 0.3%

Eastman Chemical Co.	20,100	1,662,873
Ecolab, Inc.	65,700	3,521,520
International Flavors & Fragrances, Inc.	22,800	1,322,856
Sigma-Aldrich Corp.#	34,500	2,221,455

		8,728,704

Coal - 0.3%
Alpha Natural Resources, Inc.†#	64,200	2,123,094
Consol Energy, Inc.	64,200	2,931,372
Peabody Energy Corp.	76,700	3,742,960

		8,797,426

Coatings/Paint - 0.1%

Sherwin-Williams Co.	25,000	1,893,500

Commercial Services - 0.1%

Iron Mountain, Inc.#	56,800	1,848,272
Quanta Services, Inc.†#	61,200	1,174,428

		3,022,700

Commercial Services-Finance - 1.2%

Automatic Data Processing, Inc.	141,500	7,079,245
Equifax, Inc.	34,800	1,125,084
H&R Block, Inc.#	86,400	1,306,368
Mastercard, Inc., Class A	26,700	8,803,257
Moody’s Corp.#	56,100	1,729,563
Paychex, Inc.	91,200	2,460,576
Total System Services, Inc.#	45,800	831,270
Visa, Inc., Class A	135,600	11,916,528
Western Union Co.	179,000	2,957,080

		38,208,971

Computer Aided Design - 0.1%

Autodesk, Inc.†	65,400	1,844,280

Computer Services - 2.4%

Accenture PLC, Class A	183,900	9,855,201
Cognizant Technology Solutions Corp., Class A†	86,200	5,469,390
Computer Sciences Corp.	43,900	1,345,974
International Business Machines Corp.	343,000	58,965,130

		75,635,695

Computers - 3.9%

Apple, Inc.†	261,900	100,786,977
Dell, Inc.†	464,900	6,910,738
Hewlett-Packard Co.	587,300	15,287,419

		122,985,134

Computers-Integrated Systems - 0.1%

Teradata Corp.†	47,800	2,502,808

Computers-Memory Devices - 0.7%

EMC Corp.†	582,600	13,160,934
NetApp, Inc.†	104,200	3,920,004
SanDisk Corp.†	67,500	2,473,875
Western Digital Corp.†	65,800	1,940,442

		21,495,255

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†	22,400	715,904

Consulting Services - 0.0%

SAIC, Inc.†#	79,000	1,185,000

Consumer Products-Misc. - 0.4%

Clorox Co.#	37,800	2,634,660
Fortune Brands, Inc.	43,700	2,496,144
Kimberly-Clark Corp.	111,300	7,697,508

		12,828,312

Containers-Metal/Glass - 0.1%

Ball Corp.	47,600	1,709,792
Owens-Illinois, Inc.†	46,400	878,816

		2,588,608

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	29,800	925,588
Sealed Air Corp.	45,400	836,268

		1,761,856

Cosmetics & Toiletries - 2.1%

Avon Products, Inc.	121,800	2,747,808
Colgate-Palmolive Co.	138,400	12,451,848
Estee Lauder Cos., Inc., Class A	32,300	3,154,418
Procter & Gamble Co.	790,400	50,332,672

		68,686,746

Cruise Lines - 0.1%

Carnival Corp.	122,300	4,039,569

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.	14,000	936,460
Fidelity National Information Services, Inc.	76,200	2,147,316
Fiserv, Inc.†	40,700	2,272,281

		5,356,057

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.#	39,900	1,404,480
Patterson Cos., Inc.	27,100	791,862

		2,196,342

Dialysis Centers - 0.1%

DaVita, Inc.†	27,000	1,986,660

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	24,300	2,314,818

Distribution/Wholesale - 0.2%

Fastenal Co.	83,500	2,795,580
Genuine Parts Co.	44,500	2,448,390
WW Grainger, Inc.	16,500	2,542,650

		7,786,620

Diversified Banking Institutions - 3.6%

Bank of America Corp.	2,869,300	23,442,181
Citigroup, Inc.	827,000	25,678,350
Goldman Sachs Group, Inc.	146,600	17,037,852
JPMorgan Chase & Co.	1,125,200	42,262,512
Morgan Stanley	420,800	7,364,000

		115,784,895

Diversified Manufacturing Operations - 3.6%

3M Co.	201,200	16,695,576
Danaher Corp.	154,200	7,063,902
Dover Corp.	52,800	3,037,056
Eaton Corp.	96,600	4,148,970
General Electric Co.	3,003,100	48,980,561
Honeywell International, Inc.	222,900	10,656,849
Illinois Tool Works, Inc.	141,600	6,590,064
Ingersoll-Rand PLC	93,800	3,143,238
ITT Corp.	52,100	2,466,414
Leggett & Platt, Inc.#	40,500	898,695
Parker Hannifin Corp.	45,900	3,370,437
Textron, Inc.#	78,200	1,319,234
Tyco International, Ltd.	132,800	5,521,824

		113,892,820

Diversified Operations - 0.1%

Leucadia National Corp.#	56,100	1,662,243

E-Commerce/Products - 0.7%

Amazon.com, Inc.†	101,100	21,765,819

E-Commerce/Services - 0.7%

eBay, Inc.†	323,400	9,983,358
Expedia, Inc.#	56,500	1,712,515
Netflix, Inc.†	12,300	2,890,623
priceline.com, Inc.†	14,100	7,575,366

		22,161,862

Electric Products-Misc. - 0.3%

Emerson Electric Co.	212,800	9,905,840
Molex, Inc.#	39,400	860,890

		10,766,730

Electric-Generation - 0.1%

AES Corp.†	186,000	2,019,960

Electric-Integrated - 3.2%

Ameren Corp.	68,300	2,066,758
American Electric Power Co., Inc.	136,400	5,269,132
CMS Energy Corp.#	71,500	1,408,550
Consolidated Edison, Inc.#	82,800	4,654,188
Constellation Energy Group, Inc.#	56,800	2,186,232
Dominion Resources, Inc.	163,000	7,944,620
DTE Energy Co.	48,000	2,426,880
Duke Energy Corp.	377,000	7,129,070
Edison International	92,300	3,432,637
Entergy Corp.#	50,400	3,286,584
Exelon Corp.	187,600	8,089,312
FirstEnergy Corp.	118,400	5,239,200
Integrys Energy Group, Inc.#	22,000	1,101,540
NextEra Energy, Inc.	119,500	6,778,040
Northeast Utilities	50,100	1,738,470
Pepco Holdings, Inc.#	63,900	1,244,772
PG&E Corp.	112,700	4,772,845
Pinnacle West Capital Corp.	30,900	1,367,016
PPL Corp.	163,400	4,718,992
Progress Energy, Inc.#	83,400	4,069,920
Public Service Enterprise Group, Inc.	143,300	4,890,829
SCANA Corp.#	32,400	1,303,128
Southern Co.	240,400	9,942,944
TECO Energy, Inc.#	60,900	1,114,470
Wisconsin Energy Corp.#	66,200	2,094,568
Xcel Energy, Inc.	137,100	3,382,257

		101,652,954

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc.	55,700	938,545

Electronic Components-Semiconductors - 1.9%

Advanced Micro Devices, Inc.†#	163,500	1,116,705
Altera Corp.	91,200	3,318,768
Broadcom Corp., Class A†	135,100	4,816,315
Intel Corp.	1,501,400	30,223,182
LSI Corp.†	162,200	1,104,582
MEMC Electronic Materials, Inc.†#	65,200	455,096
Microchip Technology, Inc.#	53,900	1,768,998
Micron Technology, Inc.†	243,900	1,441,449
National Semiconductor Corp.	71,700	1,785,330
NVIDIA Corp.†#	170,000	2,262,700
Texas Instruments, Inc.	328,800	8,617,848
Xilinx, Inc.#	75,200	2,341,728

		59,252,701

Electronic Connectors - 0.1%

Amphenol Corp., Class A	49,900	2,344,302

Electronic Forms - 0.1%

Adobe Systems, Inc.†	142,800	3,604,272

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	98,600	3,635,382
FLIR Systems, Inc.	45,200	1,169,324

		4,804,706

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	30,100	2,041,382

Energy-Alternate Sources - 0.0%

First Solar, Inc.†#	15,400	1,539,692

Engineering/R&D Services - 0.1%

Fluor Corp.	49,400	2,999,568
Jacobs Engineering Group, Inc.†	35,900	1,336,916

		4,336,484

Engines-Internal Combustion - 0.2%

Cummins, Inc.	55,600	5,166,352

Enterprise Software/Service - 1.1%

BMC Software, Inc.†	50,100	2,034,561
CA, Inc.	107,500	2,256,425
Oracle Corp.	1,103,400	30,972,438

		35,263,424

Entertainment Software - 0.1%

Electronic Arts, Inc.†	94,100	2,124,778

Filtration/Separation Products - 0.1%

Pall Corp.	32,900	1,682,177

Finance-Consumer Loans - 0.1%

SLM Corp.	149,300	2,049,889

Finance-Credit Card - 0.6%

American Express Co.	296,200	14,724,102
Discover Financial Services	154,500	3,887,220

		18,611,322

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	297,400	3,666,942
E*Trade Financial Corp.†#	71,300	881,268

		4,548,210

Finance-Other Services - 0.3%

CME Group, Inc.	19,000	5,075,280
IntercontinentalExchange, Inc.†	20,800	2,453,360
NASDAQ OMX Group, Inc.†	42,500	1,006,825
NYSE Euronext	74,100	2,021,448

		10,556,913

Food-Confectionery - 0.1%

Hershey Co.	43,400	2,545,410
J.M. Smucker Co.	32,800	2,364,552

		4,909,962

Food-Dairy Products - 0.0%

Dean Foods Co.†	51,900	448,416

Food-Meat Products - 0.1%

Hormel Foods Corp.#	39,300	1,085,073
Tyson Foods, Inc., Class A	84,900	1,483,203

		2,568,276

Food-Misc. - 1.3%

Campbell Soup Co.#	51,700	1,647,679
ConAgra Foods, Inc.	115,800	2,827,836
General Mills, Inc.#	180,800	6,854,128
H.J. Heinz Co.	91,100	4,795,504
Kellogg Co.	70,900	3,851,288
Kraft Foods, Inc., Class A	497,800	17,432,956
McCormick & Co., Inc.#	37,500	1,792,125

Sara Lee Corp.	165,700	2,989,228

		42,190,744

Food-Retail - 0.3%

Kroger Co.	171,700	4,045,252
Safeway, Inc.#	100,300	1,838,499
SUPERVALU, Inc.#	60,100	478,997
Whole Foods Market, Inc.	42,300	2,793,069

		9,155,817

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	165,200	4,614,036

Gas-Distribution - 0.3%

CenterPoint Energy, Inc.	120,500	2,411,205
Nicor, Inc.#	12,900	717,240
NiSource, Inc.#	79,200	1,691,712
Sempra Energy	67,800	3,560,856

		8,381,013

Gold Mining - 0.3%

Newmont Mining Corp.	139,800	8,754,276

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	24,300	2,131,353

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	82,500	1,141,800

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	80,400	2,354,112
Starwood Hotels & Resorts Worldwide, Inc.	55,200	2,459,712
Wyndham Worldwide Corp.	48,100	1,562,288

		6,376,112

Human Resources - 0.0%

Monster Worldwide, Inc.†#	36,600	345,504
Robert Half International, Inc.#	41,600	995,072

		1,340,576

Independent Power Producers - 0.1%

NRG Energy, Inc.†#	68,300	1,600,952

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.#	40,900	2,622,917

Industrial Gases - 0.5%

Air Products & Chemicals, Inc.	60,000	4,912,200
Airgas, Inc.#	19,800	1,284,624
Praxair, Inc.	86,100	8,479,989

		14,676,813

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	31,900	729,553
Thermo Fisher Scientific, Inc.†	108,500	5,959,905
Waters Corp.†	25,900	2,068,633

		8,758,091

Insurance Brokers - 0.3%

AON Corp.	93,600	4,373,928
Marsh & McLennan Cos., Inc.	155,100	4,609,572

		8,983,500

Insurance-Life/Health - 0.6%

Aflac, Inc.	132,400	4,994,128
Lincoln National Corp.	88,800	1,842,600
Principal Financial Group, Inc.	91,000	2,307,760
Prudential Financial, Inc.	138,200	6,939,022
Torchmark Corp.	29,800	1,138,658
Unum Group	87,200	2,052,688

		19,274,856

Insurance-Multi-line - 1.1%

ACE, Ltd.	95,500	6,167,390
Allstate Corp.	148,100	3,884,663
American International Group, Inc.†#(1)	123,500	3,128,255
Assurant, Inc.	27,300	960,141
Cincinnati Financial Corp.#	46,200	1,289,904
Genworth Financial, Inc., Class A†	138,900	959,799
Hartford Financial Services Group, Inc.	126,100	2,413,554
Loews Corp.	88,000	3,310,560
MetLife, Inc.	299,300	10,056,480
XL Group PLC	93,000	1,935,330

		34,106,076

Insurance-Property/Casualty - 0.5%

Chubb Corp.	82,800	5,124,492
Progressive Corp.	185,100	3,550,218
Travelers Cos., Inc.	118,600	5,984,556

		14,659,266

Insurance-Reinsurance - 1.1%

Berkshire Hathaway, Inc., Class B†	490,200	35,784,600

Internet Infrastructure Software - 0.1%

Akamai Technologies, Inc.†	52,900	1,160,626
F5 Networks, Inc.†	23,000	1,877,260

		3,037,886

Internet Security - 0.2%

Symantec Corp.†	213,900	3,668,385
VeriSign, Inc.#	47,700	1,485,855

		5,154,240

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	68,600	3,135,020
BlackRock, Inc.	28,400	4,678,900
Federated Investors, Inc., Class B#	26,400	467,544
Franklin Resources, Inc.	40,800	4,892,736
Invesco, Ltd.	130,800	2,393,640
Janus Capital Group, Inc.#	52,700	384,710
Legg Mason, Inc.#	42,100	1,198,587
T. Rowe Price Group, Inc.	73,600	3,936,128

		21,087,265

Linen Supply & Related Items - 0.0%

Cintas Corp.#	31,900	1,020,162

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	182,500	16,607,500
Joy Global, Inc.	29,700	2,478,465

		19,085,965

Machinery-Farming - 0.3%

Deere & Co.	118,800	9,601,416

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	27,200	2,093,040

Machinery-Pumps - 0.0%

Flowserve Corp.	15,800	1,490,572

Medical Information Systems - 0.1%

Cerner Corp.†#	41,000	2,704,360

Medical Instruments - 0.8%

Boston Scientific Corp.†	432,700	2,933,706
Edwards Lifesciences Corp.†#	32,500	2,452,125
Intuitive Surgical, Inc.†	11,100	4,232,985
Medtronic, Inc.	302,800	10,619,196
St. Jude Medical, Inc.	93,100	4,239,774

		24,477,786

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	28,400	2,372,252

Quest Diagnostics, Inc.	44,600	2,233,122

		4,605,374

Medical Products - 2.7%

Baxter International, Inc.	161,500	9,040,770
Becton, Dickinson and Co.	61,900	5,037,422
CareFusion Corp.†	63,300	1,621,113
Covidien PLC	140,400	7,326,072
Hospira, Inc.†	47,500	2,194,500
Johnson & Johnson	776,200	51,073,960
Stryker Corp.#	94,500	4,615,380
Varian Medical Systems, Inc.†#	33,200	1,891,072
Zimmer Holdings, Inc.†	54,400	3,094,816

		85,895,105

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.	263,300	14,588,136
Biogen Idec, Inc.†	68,400	6,443,280
Celgene Corp.†	131,100	7,796,517
Gilead Sciences, Inc.†	222,900	8,890,367
Life Technologies Corp.†	50,600	2,125,200

		39,843,500

Medical-Drugs - 4.1%

Abbott Laboratories#	440,100	23,109,651
Allergan, Inc.	86,300	7,060,203
Bristol-Myers Squibb Co.#	483,100	14,372,225
Cephalon, Inc.†#	21,800	1,757,952
Eli Lilly & Co.	288,500	10,821,635
Forest Laboratories, Inc.†	81,000	2,773,440
Merck & Co., Inc.	874,000	28,946,880
Pfizer, Inc.	2,237,400	42,465,852

		131,307,838

Medical-Generic Drugs - 0.2%

Mylan, Inc.†	124,400	2,582,544
Watson Pharmaceuticals, Inc.†	35,800	2,402,896

		4,985,440

Medical-HMO - 1.1%

Aetna, Inc.	107,500	4,303,225
CIGNA Corp.	76,600	3,580,284
Coventry Health Care, Inc.†	42,000	1,380,960
Humana, Inc.	47,700	3,703,428
UnitedHealth Group, Inc.	306,800	14,579,136
WellPoint, Inc.	104,000	6,583,200

		34,130,233

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	138,600	731,808

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	77,600	3,071,408
Cardinal Health, Inc.	99,300	4,220,250
McKesson Corp.	71,400	5,707,002

		12,998,660

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	40,700	6,668,695

Metal-Aluminum - 0.1%

Alcoa, Inc.	301,200	3,858,372

Metal-Copper - 0.4%

Freeport-McMoRan Copper & Gold, Inc.	268,300	12,647,662

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.	41,000	3,396,850

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	66,900	2,586,354

Multimedia - 1.6%

McGraw-Hill Cos., Inc.	86,300	3,634,093
News Corp., Class A	647,100	11,175,417
Time Warner, Inc.	303,200	9,599,312
Viacom, Inc., Class B	165,700	7,993,368
Walt Disney Co.	535,200	18,228,912

		50,631,102

Networking Products - 0.9%

Cisco Systems, Inc.	1,557,500	24,421,600
Juniper Networks, Inc.†	150,900	3,158,337

		27,579,937

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.#	25,500	408,765

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	85,900	2,607,924
Waste Management, Inc.#	134,300	4,437,272

		7,045,196

Office Automation & Equipment - 0.1%
Pitney Bowes, Inc.#	57,700	1,171,887
Xerox Corp.	396,800	3,293,440

		4,465,327

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	29,900	870,389

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.#	19,700	1,255,481
Helmerich & Payne, Inc.	30,300	1,727,706
Nabors Industries, Ltd.†	81,400	1,501,016
Noble Corp.†	71,400	2,410,464
Rowan Cos., Inc.†	36,100	1,302,127

		8,196,794

Oil Companies-Exploration & Production - 2.7%

Anadarko Petroleum Corp.	140,900	10,391,375
Apache Corp.	108,600	11,193,402
Cabot Oil & Gas Corp.	29,600	2,245,456
Chesapeake Energy Corp.	186,200	6,031,018
Denbury Resources, Inc.†	112,500	1,794,375
Devon Energy Corp.	119,800	8,126,034
EOG Resources, Inc.	76,000	7,036,840
EQT Corp.	42,300	2,530,386
Newfield Exploration Co.†	37,400	1,909,270
Noble Energy, Inc.	50,000	4,418,000
Occidental Petroleum Corp.	230,200	19,967,548
Pioneer Natural Resources Co.#	33,100	2,587,427
QEP Resources, Inc.	50,100	1,764,021
Range Resources Corp.	45,500	2,946,580
Southwestern Energy Co.†	98,500	3,738,075

		86,679,807

Oil Companies-Integrated - 6.4%

Chevron Corp.	569,200	56,299,572
ConocoPhillips	400,300	27,248,421
Exxon Mobil Corp.	1,394,900	103,278,396
Hess Corp.	85,600	5,079,504
Marathon Oil Corp.	201,600	5,427,072
Marathon Petroleum Corp.	100,800	3,735,648
Murphy Oil Corp.	54,800	2,936,184

		204,004,797

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†	69,400	3,606,024
FMC Technologies, Inc.†#	68,100	3,027,726
National Oilwell Varco, Inc.	119,800	7,921,176

		14,554,926

Oil Refining & Marketing - 0.2%

Sunoco, Inc.#	34,300	1,308,202
Tesoro Corp.†	40,700	979,242
Valero Energy Corp.	161,500	3,669,280

		5,956,724

Oil-Field Services - 1.5%

Baker Hughes, Inc.	123,100	7,522,641
Halliburton Co.	259,100	11,496,267
Schlumberger, Ltd.	384,200	30,013,704

		49,032,612

Paper & Related Products - 0.1%

International Paper Co.	123,800	3,361,170
MeadWestvaco Corp.	48,100	1,323,712

		4,684,882

Pharmacy Services - 0.4%

Express Scripts, Inc.†	138,200	6,487,108
Medco Health Solutions, Inc.†	113,200	6,128,648

		12,615,756

Pipelines - 0.5%

El Paso Corp.	217,700	4,166,778
Oneok, Inc.	30,300	2,148,270
Spectra Energy Corp.	184,100	4,781,077
Williams Cos., Inc.	166,500	4,493,835

		15,589,960

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.#	53,100	809,775

Publishing-Newspapers - 0.0%

Gannett Co., Inc.#	68,100	786,555
Washington Post Co., Class B#	1,500	533,640

		1,320,195

Quarrying - 0.0%

Vulcan Materials Co.#	36,600	1,282,098

Real Estate Investment Trusts - 1.8%

Apartment Investment & Management Co., Class A	33,800	898,066
AvalonBay Communities, Inc.#	26,100	3,559,518
Boston Properties, Inc.	41,200	4,296,748
Equity Residential	83,400	5,102,412
HCP, Inc.#	115,000	4,287,200
Health Care REIT, Inc.	50,100	2,553,096
Host Hotels & Resorts, Inc.#	194,300	2,298,569
Kimco Realty Corp.#	115,200	2,039,040
Plum Creek Timber Co., Inc.#	45,900	1,742,823
Prologis, Inc.	128,600	3,501,778
Public Storage#	39,600	4,899,708
Simon Property Group, Inc.	83,100	9,764,250
Ventas, Inc.#	81,400	4,353,272
Vornado Realty Trust	46,400	3,986,224
Weyerhaeuser Co.	152,500	2,749,575

		56,032,279

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†	82,700	1,253,732

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A	24,800	1,577,528
Gap, Inc.#	110,700	1,828,764
Limited Brands, Inc.	71,400	2,694,636
Ross Stores, Inc.	33,100	2,532,977
Urban Outfitters, Inc.†	35,300	923,978

		9,557,883

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	7,200	2,210,400
O’Reilly Automotive, Inc.†	39,000	2,530,320

		4,740,720

Retail-Automobile - 0.1%

AutoNation, Inc.†#	18,000	726,840
CarMax, Inc.†#	64,000	1,799,040

		2,525,880

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	70,500	4,008,630

Retail-Building Products - 0.7%

Home Depot, Inc.	450,900	15,051,042
Lowe’s Cos., Inc.	368,700	7,348,191

		22,399,233

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A†#	40,100	959,593

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	91,400	2,338,926

Retail-Discount - 1.6%

Big Lots, Inc.†	21,300	722,070
Costco Wholesale Corp.	123,700	9,715,398
Family Dollar Stores, Inc.	34,600	1,847,294
Target Corp.	195,100	10,080,817
Wal-Mart Stores, Inc.	540,800	28,775,968

		51,141,547

Retail-Drug Store - 0.7%

CVS Caremark Corp.	384,000	13,789,440
Walgreen Co.	259,200	9,126,432

		22,915,872

Retail-Jewelry - 0.1%

Tiffany & Co.	36,200	2,604,952

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.#	60,400	1,608,452
Nordstrom, Inc.	47,500	2,159,350
Sears Holdings Corp.†#	12,200	730,658
TJX Cos., Inc.	109,300	5,969,966

		10,468,426

Retail-Office Supplies - 0.1%

Staples, Inc.	201,900	2,976,006

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.	79,600	3,688,664
Macy’s, Inc.	120,800	3,134,760

		6,823,424

Retail-Restaurants - 1.5%

Chipotle Mexican Grill, Inc.†#	8,800	2,757,656
Darden Restaurants, Inc.#	38,600	1,856,660
McDonald’s Corp.	293,800	26,577,148
Starbucks Corp.	212,300	8,199,026
Yum! Brands, Inc.	131,800	7,165,966

		46,556,456

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	69,100	860,986

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	149,100	925,911
People’s United Financial, Inc.#	106,600	1,252,550

		2,178,461

Schools - 0.1%

Apollo Group, Inc., Class A†	34,500	1,615,463

DeVry, Inc.	17,300	764,314

		2,379,777

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc.	84,800	2,800,096
Linear Technology Corp.	64,500	1,846,635

		4,646,731

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	373,300	4,225,756
KLA-Tencor Corp.	47,500	1,742,300
Novellus Systems, Inc.†#	19,700	551,009
Teradyne, Inc.†#	52,500	635,250

		7,154,315

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.†	1	30

Steel-Producers - 0.1%

AK Steel Holding Corp.#	31,200	280,488
Nucor Corp.	89,500	3,229,160
United States Steel Corp.#	40,700	1,225,884

		4,735,532

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	30,100	1,508,612

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	444,500	6,680,835
JDS Uniphase Corp.†#	64,300	833,971

		7,514,806

Telecommunication Equipment - 0.1%

Harris Corp.#	36,000	1,452,600
Tellabs, Inc.	102,900	419,832

		1,872,432

Telephone-Integrated - 2.7%

AT&T, Inc.	1,676,900	47,758,112
CenturyLink, Inc.	174,100	6,293,715
Frontier Communications Corp.#	281,800	2,110,682
Verizon Communications, Inc.	801,100	28,975,787
Windstream Corp.#	144,400	1,833,880

		86,972,176

Television - 0.1%

CBS Corp., Class B	189,400	4,744,470

Tobacco - 1.9%

Altria Group, Inc.	592,800	16,118,232
Lorillard, Inc.	40,700	4,534,794
Philip Morris International, Inc.	503,600	34,909,552
Reynolds American, Inc.	95,700	3,595,449

		59,158,027

Tools-Hand Held - 0.1%

Snap-on, Inc.	16,500	873,015
Stanley Black & Decker, Inc.	47,600	2,950,248

		3,823,263

Toys - 0.1%

Hasbro, Inc.	38,600	1,495,364
Mattel, Inc.	98,400	2,644,008

		4,139,372

Transport-Rail - 0.8%

CSX Corp.	312,300	6,851,862
Norfolk Southern Corp.	100,000	6,768,000
Union Pacific Corp.	138,900	12,802,413

		26,422,275

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.#	46,100	3,250,050
Expeditors International of Washington, Inc.	60,100	2,734,550
FedEx Corp.	89,400	7,037,568
Ryder System, Inc.	14,500	682,660
United Parcel Service, Inc., Class B	279,300	18,822,027

		32,526,855

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	57,900	4,125,375

Web Portals/ISP - 1.4%
Google, Inc., Class A†	71,200	38,516,352
Yahoo!, Inc.†#	369,000	5,020,245

		43,536,597

Wireless Equipment - 1.2%

American Tower Corp., Class A†	112,300	6,048,478
Motorola Mobility Holdings, Inc.†	83,500	3,149,620
Motorola Solutions, Inc.	96,100	4,044,849
QUALCOMM, Inc.	472,800	24,330,288

		37,573,235

Total Common Stock (cost $2,630,764,020)		3,151,370,223

WARRANTS - 0.0%
Insurance-Property/Casualty - 0.0%

American International Group, Inc.†(1) Expires 01/19/21 (strike price $45.00) (cost $17)	1	7

Total Long-Term Investment Securities (cost $2,630,764,037)		3,151,370,230

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Collective Investment Pool - 4.6%

Navigator Securities Lending Prime Portfolio(2)(3)	145,160,961	145,160,961

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.05% due 09/15/11(4)	$3,200,000	3,199,944

Total Short-Term Investment Securities (cost $148,360,905)		148,360,905

REPURCHASE AGREEMENT - 0.8%

State Street Bank and Trust Co.Joint Repurchase Agreement(5) (cost $26,797,000)	26,797,000	26,797,000

TOTAL INVESTMENTS (cost $2,805,921,942)(6)	104.3%	3,326,528,135
Liabilities in excess of other assets	(4.3)	(137,718,538)

NET ASSETS	100.0%	$3,188,809,597

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security represents an investment in an affliated company; see Note 4
(2)	The security is purchased with the cash collateral received from securities loaned.

(3)	At August 31, 2011, the Fund had loaned securities with a total value of $147,879,643. This was secured by collateral of $145,160,961, which was received in cash and subsequently invested in short-term investments currently value at $145,160,961 as reported in the portfolio of investments. The remaining collateral of $5,430,606 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.30% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.27%	01/10/13
United States Treasury Notes/Bonds	0.75% to 4.75%	01/31/12 to 11/15/40

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)

605	Long	S&P 500 E-Mini Index	September 2011	$36,342,663	$36,835,425	$492,762

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Oil Companies - Integrated	$204,004,797	$—	$—	$204,004,797
Other Industries*	2,947,365,426	—	—	2,947,365,426
Warrants	7	—	—	7
Short-Term Investment Securities:
Collective Investment Pool	—	145,160,961	—	145,160,961
U.S. Government Treasuries	—	3,199,944	—	3,199,944
Repurchase Agreement	—	26,797,000	—	26,797,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	492,762	—	—	492,762

Total	$3,151,862,992	$175,157,905	$—	$3,327,020,897

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.9%
Aerospace/Defense - 1.1%

Boeing Co.	18,047	$1,206,622

Agricultural Chemicals - 2.2%

CF Industries Holdings, Inc.	6,079	1,111,363
Mosaic Co.	19,454	1,383,763

		2,495,126

Agricultural Operations - 0.5%

Archer-Daniels-Midland Co.	20,070	571,594

Applications Software - 1.5%

Microsoft Corp.	64,704	1,721,126

Auto-Cars/Light Trucks - 0.3%

General Motors Co.†	16,124	387,460

Auto-Heavy Duty Trucks - 0.8%

PACCAR, Inc.	24,410	918,548

Banks-Super Regional - 6.5%

PNC Financial Services Group, Inc.	41,748	2,093,245
US Bancorp	71,263	1,654,014
Wells Fargo & Co.	140,481	3,666,554

		7,413,813

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	20,142	1,297,749

Brewery - 1.0%

Anheuser-Busch InBev NV ADR	21,320	1,178,143

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	101,149	2,175,715

Chemicals-Diversified - 2.3%

Dow Chemical Co.	49,343	1,403,808
E.I. du Pont de Nemours & Co.	24,832	1,198,641

		2,602,449

Computers - 0.7%

Hewlett-Packard Co.	30,064	782,566

Containers-Metal/Glass - 0.6%

Rexam PLC ADR	23,358	675,046

Diversified Banking Institutions - 6.6%

Bank of America Corp.	201,772	1,648,477
Credit Suisse Group AG ADR	29,079	834,567
Goldman Sachs Group, Inc.	12,417	1,443,104
JPMorgan Chase & Co.	94,797	3,560,576

		7,486,724

Diversified Manufacturing Operations - 7.6%

3M Co.	12,840	1,065,463
General Electric Co.	147,969	2,413,375
Illinois Tool Works, Inc.	27,937	1,300,188
Ingersoll-Rand PLC	41,724	1,398,171
Textron, Inc.	47,685	804,446
Tyco International, Ltd.	39,950	1,661,121

		8,642,764

Electric-Integrated - 3.7%

Edison International	26,944	1,002,047
Entergy Corp.	16,175	1,054,772
NextEra Energy, Inc.	10,310	584,783
Northeast Utilities	32,584	1,130,665
PPL Corp.	15,050	434,644

		4,206,911

Electronic Components-Semiconductors - 3.1%

Intel Corp.	95,112	1,914,605
Xilinx, Inc.	51,381	1,600,004

		3,514,609

Food-Misc. - 2.0%

General Mills, Inc.	25,966	984,371
Kraft Foods, Inc., Class A	37,585	1,316,227

		2,300,598

Food-Wholesale/Distribution - 0.6%

Sysco Corp.	23,165	646,998

Insurance Brokers - 1.8%

Marsh & McLennan Cos., Inc.	69,755	2,073,119

Insurance-Life/Health - 1.2%

Principal Financial Group, Inc.	51,999	1,318,695

Insurance-Multi-line - 2.3%

ACE, Ltd.	40,094	2,589,270

Insurance-Property/Casualty - 1.4%

Chubb Corp.	24,918	1,542,175

Insurance-Reinsurance - 0.8%

Swiss Re Ltd.†	17,428	914,167

Investment Management/Advisor Services - 2.4%

Ameriprise Financial, Inc.	24,461	1,117,868
BlackRock, Inc.	9,998	1,647,170

		2,765,038

Medical Products - 4.3%

Baxter International, Inc.	20,790	1,163,824
Covidien PLC	30,762	1,605,161
Johnson & Johnson	20,043	1,318,829
Zimmer Holdings, Inc.†	13,303	756,808

		4,844,622

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.	22,456	1,244,175

Medical-Drugs - 4.9%

Abbott Laboratories	20,500	1,076,455
Merck & Co., Inc.	44,918	1,487,684
Pfizer, Inc.	156,504	2,970,446

		5,534,585

Medical-Generic Drugs - 1.2%

Teva Pharmaceutical Industries, Ltd. ADR	31,627	1,308,093

Medical-HMO - 1.6%

UnitedHealth Group, Inc.	36,875	1,752,300

Medical-Hospitals - 0.8%

HCA Holdings, Inc.†	47,230	946,017

Networking Products - 0.9%

Cisco Systems, Inc.	65,909	1,033,453

Non-Hazardous Waste Disposal - 0.8%

Republic Services, Inc.	29,410	892,888

Oil Companies-Exploration & Production - 4.6%

Apache Corp.	11,283	1,162,939
EOG Resources, Inc.	8,080	748,127
Occidental Petroleum Corp.	28,000	2,428,720
Southwestern Energy Co.†	23,259	882,679

		5,222,465

Oil Companies-Integrated - 6.8%

Chevron Corp.	39,896	3,946,113
Exxon Mobil Corp.	22,317	1,652,351
Marathon Oil Corp.	33,047	889,625
Royal Dutch Shell PLC ADR	17,300	1,167,404

		7,655,493

Oil-Field Services - 1.3%

Baker Hughes, Inc.	23,590	1,441,585

Retail-Building Products - 1.2%

Home Depot, Inc.	41,604	1,388,741

Retail-Drug Store - 1.2%

CVS Caremark Corp.	38,574	1,385,192

Retail-Major Department Stores - 0.8%

Nordstrom, Inc.	20,135	915,337

Retail-Office Supplies - 0.5%

Staples, Inc.	40,689	599,756

Retail-Regional Department Stores - 1.1%

Kohl’s Corp.	27,623	1,280,050

Rubber-Tires - 0.5%

Goodyear Tire & Rubber Co.†	43,250	538,895

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	33,539	1,107,458
Maxim Integrated Products, Inc.	38,283	882,423

		1,989,881

Steel-Producers - 1.4%

Nucor Corp.	15,240	549,859
Steel Dynamics, Inc.	83,021	1,056,858

		1,606,717

Telephone-Integrated - 3.1%

AT&T, Inc.	124,118	3,534,881

Television - 0.5%

CBS Corp., Class B	23,635	592,057

Tobacco - 1.5%

Philip Morris International, Inc.	23,682	1,641,636

Tools-Hand Held - 1.8%

Stanley Black & Decker, Inc.	32,258	1,999,351

Toys - 1.2%

Mattel, Inc.	48,424	1,301,153

Total Long-Term Investment Securities (cost $119,857,480)		112,076,348

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Time Deposits - 0.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 09/01/11	$675,000	675,000
(cost $675,000)

TOTAL INVESTMENTS - (cost $120,532,480) (1)	99.5%	112,751,348
Other assets less liabilities	0.5	588,162

NET ASSETS -	100.0%	$113,339,510

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR-	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$7,413,813	$—	$—	$7,413,813
Diversified Banking Institutions	7,486,724	—	—	7,486,724
Diversified Manufacturing Operations	8,642,764	—	—	8,642,764
Oil Companies-Integrated	7,655,493	—	—	7,655,493
Other Industries*	80,877,554	—	—	80,877,554
Short-Term Investment Securities:
Time Deposits	—	675,000	—	675,000

Total	$112,076,348	$675,000	$—	$112,751,348

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of August 31, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2 — Derivative Instruments

The following tables represent the value of derivatives held as of August 31, 2011, by their primary underlying risk exposure.

For a detailed presentation of derivatives held as of August 31, 2011, please refer to the Portfolio of Investments.

	0000000	0000000
	Asset Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$19,995	$—

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $1,974,493
(3) The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $(103,556) as reported in the Portfolio of Investments.

	Global Equity Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$352,211	$593,500

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for forward foreign currency contracts was $55,981,030

Global Social Awareness Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$83,850	$—

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $9,668,880
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $(203,560) as reported in the Portfolio of Investments.

Global Strategy Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	.Value	Value
Foreign exchange contracts(2)	$3,990,273	$2,737,621

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for forward foreign currency contracts was $149,676,666

Growth Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$—

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for forward foreign currency contracts was $33,058

	Health Sciences Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)(3)
Call and put options purchased, at value	$65,550	$—
Call and put options written, at value	—	5,511,437

	$65,550	$5,511,437

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity written options contracts was $4,704,164
(3) The average value outstanding for equity purchased options contracts was $21,850.
	International Equities Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$615,670	$—

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $19,274,315.
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $(1,044,461) as reported in the Portfolio of Investments.

	International Government Bond Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$34,936	$96,879

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for forward foreign currency contracts was $5,094,365

	Mid Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$252,800	$—

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $25,940,543
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $(2,139,481) as reported in the Portfolio of Investments.

	Nasdaq®-100 Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$28,875	$—

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $3,889,862
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $(72,130) as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$103,730	$—

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $25,659,410
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $(1,306,769) as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$390,225	$—

(1)    The Fund’s derivative contracts held during the period ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $32,441,988
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $492,762 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended August 31, 2011, the Global Equity Fund used Forward Currency Contracts to hedge portfolio exposure to benchmark currency allocations and enhance returns. The Growth Fund and International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to manage and/or gain exposure to certain foreign currencies. As of August 31, 2011, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended August 31, 2011, the Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets. As of August 31, 2011, the following Funds had open futures contracts: Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks or they may be unlisted, or traded over-the-counter.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

        Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended August 31, 2011, the Health Sciences Fund used options contracts to generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of August 31, 2011, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

During the period ended August 31, 2011 the following Funds had options written:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2011	7,507	$4,663,729
Options Written	2,635	1,453,124
Options terminated in closing purchase transactions	(1,413)	(873,528)
Options exercised	(108)	(67,959)
Options expired	(863)	(212,510)

Options Outstanding as of August 31, 2011	7,758	$4,962,856

Note 3 — Repurchase Agreements

As of August 31, 2011, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	2.99%	$6,262,000
Government Securities	0.22%	466,000
Growth & Income	1.47%	3,082,000
Large Capital Growth	2.91%	6,077,000
Mid Cap Index	11.40%	23,856,000
Nasdaq-100® Index	3.88%	8,119,000
Small Cap Index	7.84%	16,406,000
Stock Index	12.81%	26,797,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated August 31, 2011, bearing interest at a rate of 0.00% per annum, with a principal amount of $209,173,000, a repurchase price of $209,173,000, and a maturity date of September 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	05/15/13	$208,310,000	$213,357,560

As of August 31, 2011, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	24.69%	$61,727,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated August 31, 2011, bearing interest at a rate of 0.03% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,208 and a maturity date of September 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.88%	07/15/13	$157,377,100	$204,000,066
U.S. Treasury Inflation Index Notes	2.00%	01/15/14	38,931,300	51,000,003

Note 4 — Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended August 31, 2011, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/11	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/11
Stock Index	American International Group, Inc. Common Stock	$343,048	$3,562,500	$8,394	$45,586	$(762,936)	$365,883	$3,128,255
	American International Group, Inc. Warrants	—	9	—	—	—	(2)	7

Note 5 — Federal Income Taxes

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2011.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$134,396,889	$6,733,083	$(6,844,659)	$(111,576)
Blue Chip Growth	335,635,639	95,994,519	(11,208,150)	84,786,369
Broad Cap Value Income	26,208,364	2,710,839	(2,468,576)	242,263
Capital Conservation	165,187,579	6,349,719	(2,238,356)	4,111,363
Core Equity	251,342,000	15,853,894	(20,488,844)	(4,634,950)
Dividend Value	230,139,845	23,483,569	(9,303,449)	14,180,120
Foreign Value	987,112,109	82,375,238	(148,314,562)	(65,939,324)
Global Equity	266,252,386	13,955,744	(19,087,018)	(5,131,274)
Global Real Estate	271,226,746	22,497,441	(26,644,185)	(4,146,744)
Global Social Awareness	288,031,712	18,881,090	(27,499,400)	(8,618,310)
Global Strategy	503,326,749	51,013,065	(44,161,882)	6,851,183
Government Securities	124,248,273	6,701,417	(551,512)	6,149,905
Growth	747,697,622	80,818,838	(36,937,201)	43,881,637
Growth & Income	87,692,659	4,760,751	(7,397,407)	(2,636,656)
Health Sciences	181,218,463	45,064,226	(18,854,857)	26,209,369
Inflation Protected	309,453,614	32,788,813	(3,567,990)	29,220,823
International Equities	1,096,352,201	66,360,707	(132,618,249)	(66,257,542)
International Government Bond*	179,052,061	13,703,842	(1,657,367)	12,046,475
International Growth I	563,661,696	58,586,405	(36,841,064)	21,745,341
Large Cap Core	120,542,936	21,411,179	(7,066,173)	14,345,006
Large Capital Growth	349,674,108	45,368,288	(21,055,340)	24,312,948
Mid Cap Index	2,588,020,161	416,024,648	(353,177,735)	62,846,913
Mid Cap Strategic Growth	314,377,285	44,188,016	(25,974,485)	18,213,531
Money Market I	486,679,058	—	—	—
NASDAQ-100 Index	123,759,491	28,735,707	(7,988,962)	20,746,745
Science & Technology	803,604,176	76,471,266	(73,464,741)	3,006,525
Small Cap Aggressive Growth	78,478,621	6,805,498	(1,397,281)	5,408,217
Small Cap	321,675,901	56,906,366	(27,513,100)	29,393,266
Small Cap Index	979,781,529	148,498,847	(183,425,811)	(34,926,964)
Small Cap Special Values	241,937,542	16,774,042	(31,263,679)	(14,489,637)
Small -Mid Growth	113,883,333	10,893,789	(6,551,078)	4,342,711
Stock Index	2,904,568,309	904,788,177	(482,828,351)	421,959,826
Value	121,670,973	4,729,137	(13,648,762)	(8,919,625)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2010.

Note 6 — Unfunded Commitment

At August 31, 2011, the Health Sciences Fund had the following unfunded commitment:

Name	Type	Amount
Tesaro, Inc.	Convertible Preferred Stock Series B	$206,139

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	October 28, 2011

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 28, 2011